'33 Act File No. 333-169879
'40 Act File No. 811-08301
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933
Pre-effective Amendment No.	☐
Post-effective Amendment No. 3	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 184	☑
(Check appropriate box or boxes.)

NATIONWIDE VLI SEPARATE ACCOUNT-4
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza
Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code:  (614) 249-7111

Robert W. Horner, III
Vice President Corporate Governance and Secretary
One Nationwide Plaza
Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: May 1, 2012

It is proposed that this filing will become effective (check appropriate box)
☐    Immediately upon filing pursuant to paragraph (b)
☑    On May 1, 2012 pursuant to paragraph (b)
☐    60 days after filing pursuant to paragraph (a)(1)
☐    On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide Future Executive VUL

Individual Flexible Premium Adjustable Variable Universal Life Insurance Policies

issued by

Nationwide Life Insurance Company

through

Nationwide VLI Separate Account-4

The date of this prospectus is May 1, 2012

PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE

Variable life insurance is complex.  This prospectus is designed to provide you with information about the policy that will assist you when making your decision whether or not to purchase the policy.  We encourage you to take the time to understand the policy and its potential benefits and risks.  In consultation with your financial advisor, you should use this prospectus in conjunction with the policy and illustration to compare the benefits and risks of this policy against other life insurance policies.

To obtain additional information, including free copies of prospectuses for the mutual funds or a copy of the Statement of Additional Information, or to make service or transaction requests, please contact us using any of the methods described in the "Contacting the Service Center" section of this prospectus.

Telephone:	1-877-351-8808
TDD: Facsimile:	1-800-238-3035 1-855-677-2357
Internet:	www.nationwide.com
U.S. Mail:	Nationwide Life Insurance Company
Nationwide Business Solutions Group One Nationwide Plaza (1-11-401)
Columbus, OH 43215-2220

These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made.  Not all Riders, terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.    Please contact us to review a copy of the policy and any Riders or endorsements.

This policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
This policy MAY decrease in value to the point of being valueless.

The purpose of this policy is to provide life insurance protection for the Beneficiary that you name.  If your primary need is not life insurance protection, then purchasing this policy may not be in your best interest.  We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The policy includes an Enhancement Benefit which is a partial return of charges upon certain surrenders.  Policies without such a benefit may have lower overall charges when compared to the policies described in this prospectus.  The value of this benefit may be more than off-set by the higher overall charges associated with having such a benefit.

In thinking about buying the policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs.  As always, consult your financial advisor.

We offer a variety of variable universal life policies.  Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others, including this policy.  These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.  The policy is intended to be sold through corporate sponsored benefit programs.  When purchased in connection with such benefit programs, the policy may qualify for simplified underwriting.  Simplified underwriting means that a physical examination to obtain medical information on the Insured is generally not required to issue the policy.

Table of Contents
Page
In Summary: Policy Benefits	1
In Summary: Policy Risks	2
In Summary: Fee Tables	4
Policy Investment Options	8
Fixed Investment Option
Variable Investment Options
Valuation of Accumulation Units
How Sub-Account Investment Experience is Determined
Transfers Among and Between the Policy Investment Options	10
Sub-Account Transfers
Fixed Account Transfers
Contacting the Service Center
The Policy	12
Generally
Use of the Policy
Policy Owner and Beneficiaries
Purchasing a Policy
Right to Cancel (Examination Right)
Premium Payments
Cash Value
Enhancement Benefit
Changing the Amount of Insurance Coverage
Right of Conversion
Exchanging the Policy Terminating the Policy
Assigning the Policy
Reports and Illustrations
Policy Riders	17
Change of Insured Rider
Supplemental Insurance Rider
Policy and Rider Charges	18
Percent of Premium Charge
Illustration Charge
Partial Surrender Fee
Administrative Expense Charge
Cost of Insurance Charge
Specified Amount Charge
Variable Account Asset Charge
Rider Charges
Mutual Fund Operating Expenses
A Note on Charges
Information on Underlying Mutual Fund Payments
Policy Loans	23
Loan Amount and Interest Charged
Collateral and Interest Earned
Net Effect of Policy Loans
Repayment
Lapse	24
Grace Period
Reinstatement
Surrenders	24
Full Surrender
Partial Surrender
Preferred Partial Surrenders

Table of Contents (continued)
The Death Benefit	25
Calculation of the Death Benefit
Death Benefit Options
Changes in the Death Benefit Option
The Minimum Required Death Benefit
The Maximum Death Benefit
Incontestability
Suicide
Policy Maturity	27
Generally
Extending Coverage Beyond the Maturity Date
Payment of Policy Proceeds	28
Taxes	28
Types of Taxes
Buying the Policy
Investment Gain in the Policy
Periodic Withdrawals, Non-Periodic Withdrawals, and Loans
Surrendering the Policy; Maturity
Additional Medicare Tax
Sale of a Life Insurance Policy
Exchanging the Policy for Another Life Insurance Policy
Taxation of Death Benefits
Terminal Illness – Policies Owned by or for the Benefit of Individuals
Special Considerations for Corporations
Business Uses of the Policy
Non-Resident Aliens and Other Persons Who are not Citizens of the United States
Withholding and Information Reporting
Taxes and the Value of Your Policy
Tax Changes
Nationwide Life Insurance Company	33
Nationwide VLI Separate Account-4	33
Organization, Registration and Operation
Addition, Deletion or Substitution of Mutual Funds
Voting Rights
Legal Proceedings	35
Nationwide Life Insurance Company
Nationwide Investment Services Corporation
Financial Statements	37
Appendix A: Sub-Account Information	38
Appendix B: Definitions	48
Appendix C: Factors Used in Calculating the Enhancement Benefit	50
Appendix D: Examples of Policy Charge Blending	51

Appendix B: " Definitions " defines certain words and phrases used in this prospectus.

In Summary: Policy Benefits

Death Benefit

The primary benefit of your policy is life insurance coverage.  We will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while your policy is In Force.  The policy is In Force when: the policy has been issued; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.

Your Choice of Death Benefit Options

You may choose 1 of 3 available death benefit options.

Option One: The Death Benefit is the greater of the Total Specified Amount or the Minimum Required Death Benefit under federal tax law.

Option Two: The Death Benefit is the greater of the Total Specified Amount plus the Cash Value or the Minimum Required Death Benefit under federal tax law.

Option Three: The Death Benefit is the greater of the Total Specified Amount plus accumulated Premium payments (less any partial surrenders) or the Minimum Required Death Benefit under federal tax law.

Choice of Policy Proceeds

You or the Beneficiary may choose to receive the Policy Proceeds in a lump sum, or the Proceeds can be left on deposit with us in an interest-bearing account.

Coverage Flexibility

Subject to conditions, you may:

•	change the death benefit option;

•	increase or decrease the Base Specified Amount and/or Rider Specified Amount;

•	change your Beneficiaries; and

•	change who owns the policy.

Access to Cash Value

Subject to conditions, you may:

•	take a policy loan of no more than 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the fixed account. The minimum loan amount is $500;

•	take a partial surrender of at least $500; and

•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force. The Cash Surrender Value will be the Cash Value, less Indebtedness, plus any Enhancement Benefit.

Premium Flexibility

You select a Premium payment schedule (monthly, quarterly, semi-annual or annual) for the policy at the time of application.  In general, it is expected that Premium payments will be made according to the elected schedule.   However, within limits, you may vary the frequency and amount of Premium payments, and may even be able to skip making a Premium payment.  The policy will continue to remain In Force as long as the Cash Value is sufficient to pay the policy charges, including any Rider charges.  If the Cash Value is not sufficient to pay the policy charges, payment of additional Premium will be required to prevent the policy from lapsing.

Investment Options

You may choose to allocate Net Premiums to the fixed account, subject to certain restrictions, or to 1 or more variable investment options.

The fixed account will earn interest daily at an annual effective rate of at least 2%.

The variable investment options offered under the policy are mutual funds designed to be underlying investment options of variable insurance products.  Nationwide VLI Separate Account-4 contains 1 Sub-Account for each of the mutual funds offered in your policy.  Your variable account Cash Value will depend on the Investment Experience of the Sub-Accounts you choose.  A comprehensive discussion of the risks associated with the underlying mutual funds can be found in the applicable mutual fund prospectus.

Transfers Between and Among Investment Options

You may transfer between the fixed account and variable investment options, subject to conditions.  You may transfer among the Sub-Accounts within limits.  We have implemented procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience.

Taxes

Generally, you will not be taxed on any earnings of the policy unless you make a withdrawal.  This is known as tax deferral.  Also, your Beneficiary generally will not have to include the Death Benefit Proceeds as taxable income.

Assignment

You may assign the policy as collateral for a loan or another obligation while the policy is In Force.

Examination Right

For a limited time, you may cancel the policy and receive a refund.  When you cancel the policy during the examination period, the amount we refund will be the policy's Cash Value or, in certain states, the greater of the initial Premium payment or the policy's Cash Value.  If the policy is canceled, we will treat the policy as if it was never issued.

Riders

You may purchase 1 or more of the available Riders and there may be an additional charge.  Rider availability varies by state.  The following Riders may be  available:

•	Change of Insured Rider (automatically issued at no charge)

•	Supplemental Insurance Rider

In Summary: Policy Risks

Improper Use

Variable universal life insurance is not suitable as an investment vehicle for short-term savings.  It is designed for long-term financial planning.    You will incur fees at the time of purchase that may more than offset any favorable Investment Experience.  If it is expected that access to the policy's Cash Value will be needed in the near future, the policy should not be purchased.

Unfavorable Investment Experience

The Sub-Accounts you choose may not generate a sufficient return to prevent the policy from Lapsing.  Poor Investment Experience could cause the Cash Value of your policy to decrease, which could result in a Lapse of insurance coverage.

Effect of Partial Surrenders and Policy Loans on Investment Experience and the Death Benefit

Partial surrenders and policy loans may accelerate a Lapse of insurance coverage.   A partial surrender or policy loan will reduce your policy's Cash Value .   Following a partial surrender or policy loan, the remainder of your policy's Cash Value would have to generate sufficient investment return to cover policy and Sub-Account charges to keep the policy In Force (at least until you repay the policy loan or make another Premium payment).  Policy loans decrease the policy's Death Benefit.  Partial surrenders may also decrease the Death Benefit and Total Specified Amount depending on how the death benefit option relates to the policy's Cash Value and whether the partial surrender qualifies as a "preferred" partial surrender.  The policy has a Grace Period and the opportunity to reinstate insurance coverage.  Under certain circumstances, however, the policy could terminate without value and insurance coverage would cease.

Adverse Tax Consequences

Existing federal tax laws that benefit this policy may change at any time.  These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's Beneficiary.  Partial and full surrenders of the policy may be subject to taxes.  The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code.  Generally, tax treatment of modified endowment contracts is less favorable when compared to having the policy treated as a life insurance policy that is not a modified endowment contract.  For example, distributions and loans from modified endowment contracts may be currently taxable as ordinary income, not a return of investment.  For more detailed information concerning the tax consequences of this policy please see the "Taxes" section of this prospectus.

The proceeds of a life insurance policy are includible in the Insured's gross estate for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured; or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy.  For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy, such as the power to change the Beneficiary, surrender or cancel the policy, assign (or revoke the assignment of) the policy, pledge the policy for a loan, or obtain a loan against the policy.  Consult a qualified tax advisor on all tax matters involving your policy.

Fixed Account Transfer Restrictions and Limitations

In addition to allocating Net Premium to 1 or more of the Sub-Accounts described above, you may direct part of the Net Premium into the fixed account.

Transfers to the fixed account.  Subject to limitations, you may transfer amounts to the fixed account from the  Sub-Accounts.  Except as outlined in the "Right of Conversion" sub-section of "The Policy" section, we reserve the right to limit the allocations to the fixed account to no more than 25% of the Cash Value.

Transfers from the fixed account.  We reserve the right to limit you to 1 transfer from the fixed account to the Sub-Accounts during any 90 day period.  We reserve the right to limit the amount that you may transfer during a policy year to the greater of:  (a) 10% of that portion of the Cash Value attributable to the fixed account at the end of the previous policy year, or (b) 120% of the amount transferred from the fixed account during the previous policy year.  If such transfer is permitted, no penalty or market adjustment will be imposed.

Sub-Account Limitations

Frequent trading among the Sub-Accounts may dilute the value of Accumulation Units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue their stated investment objectives.  This could reduce Investment Experience and result in a lower Cash Value.  We have instituted procedures to minimize disruptive transfers.  While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot ensure that we have eliminated these risks.

Sub-Account Investment Risk

A comprehensive discussion of the risks of the mutual funds held by each Sub-Account may be found in each mutual fund's prospectus.  Read each mutual fund's prospectus before investing.  Free copies of each mutual fund's prospectus may be obtained by contacting our Service Center .

In Summary: Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy.  The first table describes the fees and expenses that you will pay at the time that you pay Premium, request policy illustrations, or surrender a portion of the policy.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Percent of Premium Charge1 Maximum:	Upon making a Premium payment	Policy Year 12 12% of Premium received up to Target Premium; 12% of Premium received that exceeds Target Premium
Currently:		Policy Year 12 10% of Premium received up to Target Premium; 4% of Premium received that exceeds Target Premium
Illustration Charge3 Maximum:	If illustration requests exceed 10 in any 12 month period	$25 per illustration
Currently:		$25 per illustration
Partial Surrender Fee	Upon a partial surrender
Maximum:		$25
Currently:		$0

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including mutual fund operating expenses.

Periodic Charges Other Than Mutual Fund Operating Expenses4
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Cost of Insurance5	Monthly
Maximum:		$83.33 per $1,000 of Net Amount At Risk
Minimum:		$0.03 per $1,000 of Net Amount At Risk
Representative: an individual Insured, unisex, Issue Age 40, non-tobacco, Total Specified Amount $250,000, Death Benefit Option One, policy year 10 and issued on a guaranteed issue basis		$0.20 per $1,000 of Net Amount At Risk
Supplemental Insurance Rider Cost of Insurance Charge6

Maximum:
Minimum:

Representative: an individual Insured, unisex, Issue Age 40, non-tobacco, Total Specified Amount $250,000, Death Benefit Option One, policy year 1 and issued on a guaranteed issue basis
	Monthly	$83.33 per $1,000 of Rider Net Amount At Risk $0.01 per $1,000 of Rider Net Amount At Risk $0.10 per $1,000 of Rider Net Amount At Risk
Flat Extra7	Monthly
Maximum:		$2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Specified Amount Charge8

Maximum:

Minimum:

Representative: an individual Insured, unisex, Issue Age 40, non-tobacco, Total Specified Amount $250,000, Death Benefit Option One, policy year 1 and issued on a guaranteed issue basis
	Monthly	$0.40 per $1,000 of Base Specified Amount $0.01 per $1,000 of Base Specified Amount $0.08 per $1,000 of Base Specified Amount

Periodic Charges Other Than Mutual Fund Operating Expenses4
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Supplemental Insurance Rider Specified Amount Charge9
Maximum:

Minimum:

Representative: an individual Insured, unisex, Issue Age 40, non-tobacco, Total Specified Amount $250,000, Death Benefit Option One,  policy year 1 and issued on a guaranteed issue basis

	Monthly	$0.40 per $1,000 of Rider Specified Amount $0.01 per $1,000 of Rider Specified Amount $0.02 per $1,000 of Rider Specified Amount
Variable Account Asset Charge10	Daily, based on an annual effective rate
Maximum:		0.90% of variable Cash Value
Currently:		0.25% of variable Cash Value
Administrative Per Policy Expense Charge	Monthly
Maximum:		$10 per policy
Currently:		$5 per policy
Policy Loan Interest Charge11	Annually
Maximum:		3.50% of outstanding policy loan
Currently:		2.80% of outstanding policy loan

The next item shows the minimum and maximum total operating expenses, as of December 31, 201 1 , charged by the underlying mutual funds that you may pay periodically during the time that you own the policy.  More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.

Total Annual Mutual Fund Operating Expenses
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	Minimum 0.27%	Maximum 1.69%

1 The Percent of Premium Charge is assessed each time a Premium payment is received.  The Percent of Premium Charge will depend on whether the Target Premium for the year in which the Premium is received has been reached.  The Percent of Premium Charge is comp ri sed of 2 components, the Sales Load component and the Premium Tax component.  The Percent of Premium Charge is intended to partially recoup costs associated with the sale of the policy as well as premium taxes.  The actual amount a taxing authority assesses may not equal the Premium Tax charged.  If the actual tax liability is more or less, we will not adjust the charge retroactively.  We may profit from this charge.   The maximum Percent of Premium Charge in the table reflects the maximum that may be charged.  For additional information see the "Percent of Premium Charge" sub-section of the "Policy and Rider Charges" section of this prospectus.

2 For the applicable charge for all policy years after policy year 1, please refer to the "Percent of Premium Charge" sub-section of the "Policy and Rider Charges" section of this prospectus.

3 The Illustration Charge is only charged for illustration of In Force policies where the number of requested illustrations exceeds 10 in any 12 month period.  You will be expected to pay the Illustration Charge at the time of the request.  This charge will not be deducted from your policy's Cash Value.

4 Except for the Variable Account Asset Charge, which is only deducted proportionally from the Sub-Accounts, all charges described in the "Periodic Charges Other Than Mutual Fund Operating Expenses" table are taken proportionally from the Sub-Accounts and the fixed account.  Additionally, the representative costs provided may vary from the cost you would incur.  Request an illustration or refer to the Policy Data Pages for more information on costs applicable to your policy.

5 The Cost of Insurance Charge varies according to the Insured's sex classification (male, female or unisex), age, underwriting class, tobacco use, Substandard Ratings and the number of years from the Policy Date, or effective date of a Total Specified Amount increase.  The Cost of Insurance for the base policy may be different than the Cost of Insurance for the Supplemental Insurance Rider.  The maximum charge assumes: the Insured is male, Issue Age 75, standard tobacco, and policy year 36.  Other sets of assumptions may also produce the maximum charge.  The minimum charge assumes:  the Insured is female, Issue Age 24, standard non-tobacco preferred, and policy year 1.  Other sets of assumptions may also produce the minimum charge.  The charges shown are rounded up to the nearest one-hundredth decimal place and may not be representative of the charges that a particular policy owner may pay.  In your policy, this charge is referred to as the "Monthly Cost of Insurance Charge per $1,000 of Net Amount At Risk Charge".  For a detailed description of the Cost of Insurance Charge see the "Cost of Insurance Charge" sub-section of the "Policy and Rider Charges" section of this prospectus.

6 The Supplemental Insurance Rider Cost of Insurance Charge will only be assessed if you purchase this optional Rider.  The Supplemental Insurance Rider Cost of Insurance Charge varies according to the Insured's sex classification (male, female or unisex), age, underwriting class, tobacco use, Substandard Ratings, and the number of years from the Policy Date, or effective date of a Total Specified Amount increase.  The maximum charge assumes: the Insured is male, Issue Age 75, standard tobacco, and policy year 42.  Other sets of assumptions may also produce the maximum charge.  The minimum charge assumes:  the Insured is female, Issue Age 25, standard non-tobacco preferred, and policy year 1.  Other sets of assumptions may also produce the minimum charge.   The charges shown are rounded up to the nearest one-hundredth decimal place and may not be representative of the charges that a particular policy owner may pay.  In your policy, this charge is referred to as the "Rider Monthly Cost of Insurance".  For a detailed description of the Supplemental Insurance Rider Cost of Insurance Charge see the "Rider Charges" sub-section of the "Policy and Rider Charges" section of this prospectus.

7 The Flat Extra is a component in the calculation of the base policy Cost of Insurance Charge and any Supplemental Insurance Rider Cost of Insurance Charge.  It is only applicable if certain factors result in an Insured having a Substandard Rating.  For additional information, refer to the "Cost of Insurance" sub-section of the "Policy and Rider Charges" section of this prospectus.

8 The Specified Amount Charge is only assessed on the Base Specified Amount. A different and separate charge will be applied for any Rider Specified Amount under the Supplemental Insurance Rider.  The Specifed Amount Charge varies by policy based on the length of time the policy has been In Force.  The maximum charge applies to all policy years.  The representative charge applies to policy years 1 through 20.  The minimum charge assumes: policy year 21 and beyond.  The charges shown may not be representative of the charges that a particular policy owner may pay.  In your policy, this charge is referred to as the "Monthly Per $1,000 of Specified Amount Charge".  For a more detailed description of the charge, including a complete schedule of charges, see the " Specified Amount Charge" sub-section of the "Policy and Rider Charges" section of this prospectus.  For policies purchased in the state of New York, the maximum charge is $0.085 Per $1,000 of  Base Specified Amount.

9 The Supplemental Insurance Rider Specified Amount Charge is only assessed on the Rider Specified Amount.  A different and separate charge will be applied for any Base Specified Amount under the policy.  The Supplemental Insurance Rider  Specified Amount Charge varies by policy based on the length of time the policy has been In Force and the Base Specified Amount.  The maximum charge applies to all policy years.  The representative charge applies to policy years 1 through 20.  The minimum charge assumes: policy year 21 and beyond.  The charges shown may not be representative of the charges that a particular policy owner may pay. In your policy, this charge is referred to as the "Monthly Per $1,000 of Rider Specified Amount Charge".  For a more detailed description of the charge, including a complete schedule of charges and an example of how the Supplemental Insurance Rider Specified Amount Charge is blended with the base policy  Specified Amount Charge, see the "Supplemental Insurance Rider Specified Amount Charge" in the "Rider Charges" sub-section of the "Policy and Rider Charges" section of this prospectus.  For policies purchased in the state of New York, the maximum charge is $0.085 Per $1,000 of Rider Specified Amount.

10 The Variable Account Asset Charge varies by policy based on the amount of Cash Value allocated to the Sub-Accounts.  The maximum Variable Account Asset Charge shown in the table reflects the maximum that may be charged in any policy month based on any dollar amount allocated to the Sub-Accounts.

11 For more information, see the "Net Effect of Policy Loans" sub-section of the "Policy Loans" section of this prospectus.

Policy Investment Options

You designate how your Net Premium payments are allocated among the Sub-Accounts and/or the fixed investment option.  Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.

Fixed Investment Option

The fixed investment option is not registered as a security under the Securities Act of 1933 ("1933 Act") nor is our general account registered as an investment company under the Investment Company Act of 1940 ("1940 Act").  The fixed investment option is not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the fixed investment option.

There is currently one fixed investment option available under the policy.    Net Premium that is allocated to the fixed investment option is held in the fixed account, which is part of our general account

The general account contains all of our assets other than those in the separate account, and funds the fixed account.  These assets are subject to our general liabilities from business operations and are used to support our insurance and annuity obligations.  We bear the full investment risk for all amounts allocated to the fixed account.  The amounts allocated to the fixed account will not share in the investment performance of our general account.  Rather, the investment income earned on your allocation to the fixed account will be based on varying interest crediting rates that we set.

We guarantee that the amounts you allocate to the fixed account will be credited interest daily at a net effective annual interest rate of no less than 2%.  Interest crediting rates are set at the beginning of each calendar quarter, but are subject to change at any time, in our sole discretion.  We will provide written notice to you in advance if we change the interest crediting rates at a time other than the beginning of a calendar quarter.  We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion.  You assume the risk that the actual interest crediting rate may not exceed the guaranteed interest crediting rate.  Premiums applied to the policy at different times may receive different interest crediting rates.  Interest that we credit to the fixed account may be insufficient to pay the policy's charges.

We reserve the right to limit the frequency and amount of transfers involving the fixed account.  For restrictions on fixed account transfers, see the "Fixed Account Transfers" sub-section in the "Transfers Among and Between the Policy Investment Options" section of this prospectus.

It is important to remember any guaranteed benefits or interest crediting associated with the fixed account is a general account obligation of Nationwide.  This means that any guaranteed benefits, interest crediting or your right to receive payment , is subject to our claims paying ability and may be subordinate to other claims on our general account in the event we become insolvent.

Variable Investment Options

The variable investment options available under the policy are Sub-Accounts that correspond to mutual funds that are registered with the SEC.  The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds.  The mutual funds listed are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

Underlying mutual funds in the separate account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Policy owners should not compare the performance of a publicly traded fund with the performance of an underlying mutual fund participating in the separate account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the policy may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the separate account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.  Policy owners will receive advance notice of any such changes that affect their policy investment options.

Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts, and each Sub-Account portfolio has investment objectives and policies that are different from those of the other Sub-Accounts.  The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.

The Sub-Accounts available through this policy invest in underlying mutual funds of the companies listed below.  For a complete list of the available Sub-Accounts, see "Appendix A: Sub-Account Information."  Appendix A also contains information about the underlying mutual fund a Sub-Account invests in, including its investment objective, advisor, and sub-advisor, if applicable.  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.  You may obtain a prospectus for any of the underlying mutual funds available under the policy free of charge by contacting our Service Center .

•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios, Inc.
•	American Funds Insurance Series
•	BlackRock Variable Series Funds, Inc.
•	Davis Variable Account Fund, Inc.
•	Delaware V I P Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	DWS Variable Series II
•	Eaton Vance Variable Trust
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	JPMorgan Insurance Trust
•	Lazard Retirement Series, Inc.
•	Legg Mason Partners Variable Equity Trust
•	Lincoln Variable Insurance Products Trust
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Pioneer Variable Contracts Trust
•	Putnam Variable Trust
•	Royce Capital Fund
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust

Valuation of Accumulation Units

We account for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units.  The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests.  We use each underlying mutual fund's Net Asset Value ("NAV") per share to calculate the daily Accumulation Unit value for the corresponding Sub-Account.  Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV.  This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units.  See "How Sub-Account Investment Experience is Determined" below for a description of how the number of Accumulation Units representing a policy owner's interest is determined and how they are priced.

Accumulation Units are priced as of the New York Stock Exchange's ("NYSE") close of business, normally 4:00 p.m. EST , on each day that it is open for business.  Any transaction submitted on a day when the NYSE is closed or after it has closed for the day, will be priced as of the next Valuation Period that the NYSE is open for business.  Accordingly, we will not price Accumulation Units on these recognized holidays:

●New Year's Day	●Independence Day
●Martin Luther King, Jr. Day	●Labor Day
●Presidents' Day	●Thanksgiving Day
●Good Friday	●Christmas
●Memorial Day

In addition, we will not price Accumulation Units if:

(1)	trading on the NYSE is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

SEC rules and regulations govern when the conditions described in items (2) and (3) exist.

How Sub-Account Investment Experience is Determined

A policy owner's variable account value is based on their allocations to the Sub-Accounts.  Sub-Account allocations are accounted for in Accumulation Units.  A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units they own.  The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account.   The number of Accumulation Units you own in a Sub-Account will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.

Initially, we set the Accumulation Unit value at $10 for each Sub-Account.  Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests.  We account for these performance fluctuations by using a "net investment factor" in our daily Sub-Account valuation calculations.  Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.  We determine the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:

(a)   is the sum of:

•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and

•	the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus

•
a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and

(b)	is the NAV per share of the mutual fund determined as of the end of the immediately preceding Valuation Period.

At the end of each Valuation Period, we determine the Sub-Account's Accumulation Unit value.  The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.

Transfers Among and Between the Policy Investment Options

Sub-Account Transfers

Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds.   When we receive your transfer request, it will be processed at the end of the current Valuation Period.   Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by you.  The net result is that your Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.

Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  If you intend to use an active trading strategy, you should consult your registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.

We discourage, and will take action to deter, short-term trading in this policy because frequent movement between or among Sub-Accounts may negatively impact other investors in the policy.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the mutual fund;

•
mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this policy from the negative impact of these practices, we have implemented, or reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  We cannot guarantee that our attempts to deter active trading strategies will be successful.  If active trading strategies are not successfully deterred by our actions, the performance of Sub-Accounts that are actively traded will be adversely impacted.  Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.

Short-term Trading Fees.   Currently, the available underlying mutual funds available under the policy do not assess short-term trading fees.  However, we may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees.  In the case of new share class additions, your subsequent allocations may be limited to that new share class.  Short-term trading fees are a charge assessed by an underlying mutual fund when you transfer out of a Sub-Account before the end of a stated period.  These fees will only apply to Sub-Accounts corresponding to underlying mutual funds that impose such a charge.  The underlying mutual fund intends short-term trading fees to compensate the fund and its shareholders for the negative impact on fund performance that may result from disruptive trading practices, including frequent trading and short-term trading (market timing) strategies.  The fees are not intended to adversely impact policy owners not engaged in such strategies.  The separate account will collect the short-term trading fees at the time of the transfer by reducing the policy owner's Sub-Account value.  We will remit all such fees to the underlying mutual fund.

U.S. Mail Restrictions.  We monitor transfer activity in order to identify those who may be engaged in harmful trading practices.  Our procedures include the review of policy transfer activity.  If 2 or more transfer events are submitted within a 30 day period, we may impose conditions on a policy owner's ability to submit transfers.  These restrictions include revoking the privilege to make trades by any means other than written communication submitted via U.S. mail for a 12 month period per client request.

Other Restrictions.  We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect policy owners and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or circumvent Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) may be restricted if they are determined by us to constitute harmful trading practices.

Any restrictions that we implement will be applied consistently and uniformly.  In the event a restriction we impose results in a transfer request being rejected, we will notify you that your transfer request has been rejected.

Underlying Mutual Fund Restrictions and Prohibitions.  Pursuant to regulations adopted by the SEC, we are required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any of our policy owners;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct us to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than our policies).

We are required to provide such transaction information to the underlying mutual funds upon their request.  In addition, we are required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  We and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by us, we will keep any affected policy owner in their current underlying mutual fund allocation.

Fixed Account Transfers

Prior to the policy's Maturity Date, you may make transfers involving the fixed investment option (the fixed account).  These transfers will be in dollars.  The frequency and amount of transfers involving the fixed account are subject to the following restrictions.

Transfers to the Fixed Account.  On transfers to the fixed account, you are prohibited from transferring more than 25% of the Cash Value allocated to the Sub-Accounts as of the close of business on the prior Valuation Period.  Additionally, we will refuse any transfer to the fixed account if the Cash Value allocated to the fixed account comprises more than 25% of the policy's Cash Value.  These restrictions do not apply if you choose to exercise your right of conversion as described in the "Right of Conversion" sub-section of "The Policy" section of this prospectus.

Transfers from the Fixed Account.  On transfers from the fixed account, we limit the amount you can transfer from the fixed account to the Sub-Account(s) during a policy year to the greater of: (a) 10% of that portion of the Cash Value attributable to the fixed account as of the end of the previous policy year; or (b) 120% of the amount transferred from the fixed account during the previous policy year.  We also limit you to 1 transfer from the fixed account to the Sub-Accounts during any 90 day period.

We will not process any transfer request received that exceeds the current fixed account limits.  Fixed account and Sub-Account allocations will remain as they were prior to the request.  However, if a portion of the transfer request can be processed without exceeding the current limits, we will attempt to notify you before we process the request.  If we cannot reach you, we will proceed with processing the request up to the applicable limit and leave the remaining portion allocated as it was prior to the request.  You will receive written confirmation following the transfer.

Any restrictions that we implement will be applied consistently and uniformly and upon advance notice to you.  We may waive the above restrictions if doing so would not be unfairly discriminatory or prohibited by state law.

Contacting the Service Center

All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:

•	by telephone at 1-877-351-8808 (TDD 1-800-238-3035)

•	by mail to Nationwide Life Insurance Company
Nationwide Business Solutions Group
One Nationwide Plaza (1-11-401)
Columbus, Ohio 43215-2220

•	by fax at 1- 855-677-2357

•	by Internet at www.nationwide.com.

We reserve the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.

Not all methods of communication are available for all types of requests.  To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center.  Requests submitted by means other than described in this prospectus could be returned or delayed.

Service and transaction requests will generally be processed on the Valuation Period they are received at the Service Center as long as the request is in good order.  Good order generally means that all necessary information to process the request is complete and in a form acceptable to us.  If a request is not in good order, we will take reasonable actions to obtain the information necessary to process the request.  Requests that are not in good order may be delayed or returned.  We reserve the right to process any transaction request sent to a location other than the Service Center on the Valuation Period it is received at the Service Center.

We may be required to provide information about your policy to government regulators.  If mandated under applicable law, we may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefits until instructed otherwise by the appropriate regulator.

We will use reasonable procedures to confirm that instructions are genuine and we will not be liable for following instructions that we reasonably determined to be genuine.  We may record telephone requests.  Telephone and computer systems may not always be available.  Any telephone system or computer, whether yours or ours, can experience outages or slowdowns for a variety of reasons.  The outages or slowdowns could prevent or delay processing.  Although we have taken precautions to support heavy use, it is still possible to incur an outage or delay.  To avoid technical difficulties, submit transaction requests by mail.

The Policy

Generally

The policy is a legal contract.  It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application.  This prospectus discloses all material provisions of the policy.  In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations.  The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to our underwriting and approval.  We will consider the statements you make in the application as representations, and we will rely on them as being true and complete.  However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.  If you make an error or misstatement on the application, we will adjust the Death Benefit (including the Death Benefit of the Supplemental Insured Rider, if applicable) and Cash Value accordingly.

Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued.  Possible state law variations include, but are not limited to, Rider terms, availability of certain investment options, free look rights, policy exchange rights, policy Lapse and/or reinstatement requirements, and suicide and incontestability durations.  This prospectus describes all the material features of the policy.  State variations are subject to change without notice at any time.  To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, please contact our Service Center.

Any modification or waiver of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary.  No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations, or the separate account's operations to meet the requirements of any law or regulation issued by a government agency to which the policy, our company, or the separate account is subject.  We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax law.  We will notify you of all modifications and we will make appropriate endorsements to the policy.

The policy is nonparticipating, meaning that we will not be contributing any operating profits or surplus earnings toward the policy Proceeds.

To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).

It is important to remember the portion of any amounts allocated to our general account and any guaranteed benefits we may provide under the policy exceeding the value of amounts held in the separate account are subject to our claims paying ability.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Use of the Policy

The policy provides policy owners, such as individuals or corporations, life insurance on themselves or an employee upon whose life the corporation has an insurable interest.  This policy may be used in connection with various types of executive and employee benefit plans.  When purchased in connection with such benefit plans, this policy may qualify for non-medical underwriting.  For more information regarding non-medical underwriting, see the "Cost of Insurance Charge" sub-section of the "Policy and Rider Charges" section of this prospectus.

Policy Owner and Beneficiaries

Policy Owner.  The policy belongs to the owner named in the application.  You, as policy owner, may exercise all policy rights and options while the policy is In Force.  You may also change the policy, but only in accordance with its terms.  You may name a contingent owner who will become the policy owner if the policy owner dies or ceases to be in existence before the Proceeds become payable.  If a contingent owner is not designated, ownership will pass to your estate (or successor-in-interest), if you are not the Insured.

Policy Owner Rights.  Subject to our approval, you may exercise all policy rights in accordance with policy terms while the policy is In Force.  These rights include, but are not limited to, the following:

•	changing the policy owner, contingent owner, and Beneficiary;

•	assigning, exchanging and/or converting the policy;

•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and

•	changing insurance coverage such as death benefit option changes, adding or removing riders, and/or increasing or decreasing the Total Specified Amount.

These rights are explained in greater detail throughout this prospectus.

You may name different policy owners or contingent owners while the policy is In Force by submitting a written request satisfactory to us to our Service Center .  Any such change request will become effective as of the date signed.  However, it will not affect any payment made or action taken by us before the change was recorded by us.  There may be adverse tax consequences to changing parties of the policy.

Beneficiaries.  The principal right of a Beneficiary is to receive the Death Benefit Proceeds upon the Insured's death, if the Insured dies while the policy is In Force.  You designate the Beneficiary(ies) in the application.  As long as the policy is In Force, you may: name more than one Beneficiary, designate primary and contingent Beneficiaries, change or add Beneficiaries, and/or direct us to distribute the Proceeds other than as described below.

If a primary Beneficiary dies or ceases to be in existence before the Insured's death, we will pay the Death Benefit Proceeds to the remaining surviving primary Beneficiaries.  Unless you specify otherwise, we will pay multiple primary Beneficiaries in equal shares.  A contingent Beneficiary will become the primary Beneficiary if all primary Beneficiaries die or cease to be in existence before the Insured's death and before any Proceeds become payable.  You may name more than 1 contingent Beneficiary.  Unless you specify otherwise, we will pay multiple contingent Beneficiaries in equal shares.  If no Beneficiary or contingent Beneficiary is alive or in existence upon the Insured's death, the Proceeds will be payable to the policy owner.

To change or add Beneficiaries, you must submit a written request satisfactory to us to our Service Center .  A change request will be effective as of the date signed.   However, it will not affect any payment made or action taken by us before the change was recorded by us.  We may also require that you send us your policy for endorsement before we record the change.

Purchasing a Policy

The policy is available for Insureds between the Issue Ages of 18 and 80 .  To purchase the policy, you must submit to us a completed application and the required initial Premium payment as stated on the Policy Data Page.

We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical examination) before we will issue a policy.  We can provide you with the details of our underwriting standards upon request to our Service Center .  We reserve the right to reject an application for any reason permitted by law and we reserve the right to modify our underwriting standards on a prospective basis for newly issued policies at any time.

The minimum initial Total Specified Amount is $50,000.  We reserve the right to modify the minimum Total Specified Amount on a prospective basis for newly issued policies at any time.

Initial Premium Payment   The initial Premium payment is due on the Policy Date.  Any due and unpaid policy charges will be subtracted from the initial Premium payment.  Insurance coverage will not be effective until the initial Premium is paid, even if the Policy Date precedes the date the initial Premium is paid.  The initial Premium may be paid to our Service Center or to our authorized representative.  The amount of the required minimum initial Premium payment for a particular policy will depend on the following factors: the Total Specified Amount, death benefit option elected, any Riders elected, the Insured's age, health, and activities.  The minimum initial Premium payment is stated on the Policy Data Page and will be at least $50.  The initial Premium payment will not be applied to the policy until the underwriting process is complete.

Depending on the right to examine law of the state or territory in which the policy was issued, initial Net Premium designated to be allocated to the Sub-Accounts may not be allocated immediately upon our receipt.  Any initial Net Premium designated to be allocated to the fixed investment option will be allocated immediately upon receipt.  If the policy is issued in a state that requires us to refund the initial Premium upon exercise of the free look provision, we will hold all of the initial Net Premium designated to be allocated to the Sub-Accounts in the available money market Sub-Account until the free look period expires.  At the expiration of the free look period, we will transfer the variable account Cash Value to the Sub-Accounts based on the allocation instructions in effect at the time of the transfer.  If the policy is issued in a state that allows us to refund the Cash Value upon the exercise of the free look provision, we will allocate all of the initial Net Premium, based upon the allocation instructions in effect at that time, to the designated Sub-Accounts at the end of the current Valuation Period.

Insurance Coverage Effective Date.  Unless the policy is issued pursuant to an exchange under Section 1035 of the Code, issuance of full insurance coverage occurs on the latest of:

•	the date we certify that the complete application materials have been submitted by you and the underwriting conditions have been satisfied;

•	the Policy Date; or

•	the date the initial Premium is received at our Service Center .

If the policy is issued as a result of an exchange under Section 1035 of the Code, issuance of full insurance coverage occurs on the later of:

•	the date the insurance carrier of the exchanged policy authorizes payment of such policy's proceeds to us; or

•
the date we certify that the complete application materials have been submitted and the underwriting conditions have been satisfied, provided there is sufficient Premium to pay policy charges for at least 3 months.

We have the right to reject any application for insurance. If an application is rejected, we will return the Premium to you within 2 business days of the date the decision to reject an application is made.

With respect to policy reinstatement, the effective date of coverage will be the monthly anniversary of the Policy Date on or next following the date we approve the reinstatement.

With respect to Base Specified Amount or Rider Specified Amount increases, an approved increase will have an effective date of the monthly anniversary of the Policy Date on or next following the date we approve the supplemental application unless you request and we approve a different date. With respect to any decrease in coverage, the effective date of coverage will be the monthly anniversary of the Policy Date that falls on or next following the date we receive your request.

Insurance coverage will end upon the occurrence of any of the following: you request in writing to terminate coverage, the Insured dies, we pay the Maturity Proceeds, the Grace Period ends, or you surrender the Policy in full.

Right to Cancel (Examination Right)

Under state law you may f or a limited time cancel the policy and receive a refund ( commonly referred to as the "free look" period ) .   The length of this time period depends on state law and may vary depending on whether your purchase is replacing another policy you own.   If you decide to cancel during the free look period, return the policy to the sales representative who sold it, or to us at our Service Center , along with your written cancellation request. Your written request must be received or post-marked by the last day of the free look period.  If the policy is not cancelled during the free look period, then you will not be permitted to cancel the policy free of charge.

Within 7 days of a cancellation request, we will refund the amount prescribed by law.  When you cancel the policy during the free look period, the amount we refund will be the policy's Cash Value or in certain states, the greater of the policy's Cash Value or the initial Premium payment.  If the policy is canceled, we will treat the policy as if it was never issued.

If the policy was issued in a state that requires us to refund the initial Premium payment, we will allocate initial Net Premium to the fixed account as instructed, but hold all of the initial Net Premium designated to be allocated to the Sub-Accounts in the available money market Sub-Account until the free look period expires. At the expiration of the free look period, we will transfer the variable account Cash Value to the Sub-Accounts based on the allocation instructions in effect at the time of the transfer.

If the policy was issued in a state that requires us to refund the Cash Value, we will allocate all of the initial Net Premium to the designated Sub-Accounts and the fixed account based upon the allocation instructions in effect at that time, at the price next determined.

Premium Payments

This policy does not require a payment of a scheduled Premium amount to keep it In Force.  It will remain In Force as long as the policy's Cash Value is sufficient to pay the monthly policy charges, including any Rider charges.  If the Cash Value is not sufficient to pay the monthly charges, you must pay additional Premium to keep the policy In Force and prevent it from Lapsing.  Before the policy Lapses, you will be afforded a 61 day Grace Period to make a Premium payment.

At the beginning of the Grace Period, we will send a notice to you that will indicate the amount of Premium required to keep your policy In Force.  All Premium payments must be sent to our Service Center .  Each Premium payment must be at least $25.  Upon request, we will furnish Premium payment receipts.

You may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:

•	we may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk;

•	we may require that policy Indebtedness be repaid before we accept any additional Premium payments;

•	we will refund Premium payments that exceed the applicable premium limit established by the IRS to qualify the policy as a contract for life insurance; and

•
we will monitor Premiums paid and will notify you when the policy is in jeopardy of becoming a modified endowment contract.  For more information regarding modified endowment contracts, see "Periodic Withdrawals, Non-Periodic Withdrawals and Loans" sub-section of the "Taxes" section of this prospectus.

Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.

Target Premium and the Base Policy.  Premium payments are categorized as either Target Premium or Excess Premium.  Target Premium is an annual Premium based upon the Insured's Issue Age, underwriting classification and Base Specified Amount.  Each Premium payment in a given policy year is considered a contribution toward Target Premium until the total of all contributions in such policy year equal the Target Premium.  Premium in any given Policy Year that exceeds the Target Premium amount is considered Excess Premium.  Whether Premium is considered Target Premium or Excess Premium directly impacts the Percent of Premium Charge that is assessed on each Premium payment.

Target Premium and the Supplemental Insurance Rider.  In general, election of the Supplemental Insurance Rider decreases the policy’s Target Premium because of policy charge blending (an example of policy charge blending is provided in "Appendix D: Examples of Policy Charge Blending").  A lower Target Premium  impacts the amount of Percent of Premium Charge assessed because a lower Target Premium will result in a greater portion of Net Premium paid being considered Excess Premium.  The Percent of Premium Charge is less when assessed against Excess Premium than when assessed against Target Premium during the first 4 policy years or first 4 policy years following an increase in Total Specified Amount.

For more information on the Percent of Premium Charge, see the "Percent of Premium Charge" sub-section of the "Policy and Rider Charges" section of this prospectus.

Cash Value

We will determine the Cash Value at least monthly.  At the end of any given Valuation Period, the Cash Value is equal to the sum of:

•	the value of the Accumulation Units allocated to the Sub-Accounts;

•	amounts allocated to the fixed account, including credited interest; and

•	amounts allocated to the policy loan account, including credited interest.

The Cash Value will fluctuate daily and there is no guaranteed Cash Value.  Accordingly, if the Cash Value is a factor in calculating a benefit associated with the policy, the value of that benefit will also fluctuate.  The loan account is part of our general account and will not be affected by the Investment Experience of the Sub-Accounts. While they are both part of our general account , the fixed account and the loan account may be credited interest at different rates.  If the policy is surrendered, the Cash Value will be reduced by the amount of any Indebtedness.

Enhancement Benefit

An Enhancement Benefit may be payable under the policy.  The Enhancement Benefit is a dollar amount that is added to the Cash Value when there is a complete surrender of the policy.  The Enhancement Benefit is essentially a partial return of policy charges assessed.  In most instances, the Enhancement Benefit will not exceed the sum of all charges assessed on the policy.

The Enhancement Benefit is designed to, in the event of a surrender in the early policy years, minimize the difference between the accumulated Premiums paid and the actual Cash Surrender Value.  A benefit of this to an individual policy owner is to off-set the difference between the taxable income that they may incur when their employer pays the policy’s Premium and the actual Cash Surrender Value they would receive upon a policy surrender.  A benefit of this to a corporate policy owner is to allow the policy in the early policy years to more closely track the corporate liability it is intended to off-set.  The difference between the accumulated Premiums paid and the Cash Surrender Value is generally greater in the early policy years due to the upfront costs associated with purchasing the Policy and the lack of time that the policy's Cash Value has had to grow.  This is accomplished by lowering the cost associated with a surrender in the early policy years.

The Enhancement Benefit, if any, is not available upon a surrender during the Right to Cancel (Examination Right) period, nor is it available upon a surrender that qualifies as a Section 1035 Exchange.  Additionally, the Enhancement Benefit is not payable in conjunction with a policy loan, partial surrender, or lapse.

The Enhancement Benefit is guaranteed only for the first policy year.  The Enhancement Benefit minimum guaranteed amount is 0.10% of Premium received in the first policy year.

Currently, the Enhancement Benefit is available for the first 6 policy years; however, we may choose at any time to decrease or eliminate the Enhancement Benefit after the first policy year.

The Enhancement Benefit is calculated monthly and is equal to the product of (a) and the Cash Value, not to exceed the product of (b) and (c), where:

(a) = the Enhancement Percentage;

(b) = the Enhancement Cap Percentage; and

(c) = Total Percent of Premium Charge Paid.

Currently, the percentages used in the Enhancement Benefit calculation decline after the first policy year.  The benefit decreases to 0 at the end of the sixth policy year.  See "Appendix C: Factors Used in Calculating the Enhancement Benefit" of this prospectus for a list of beginning and ending factors for each policy year the Enhancement Benefit is projected to be in effect.

Since the policy's Cash Value is a factor in determining the Enhancement Benefit, factors that impact the Cash Value will also impact the amount of the Enhancement Benefit, if any.  Additionally, if the Supplemental Insurance Rider is In Force, the Enhancement Benefit is reduced because of the lower charges associated with the Rider.  For more information on how the Enhancement Benefit is calculated, see "Appendix C: Factors Used in Calculating the Enhancement Benefit" of this prospectus.

The Enhancement Benefit is paid from our general account at the time the policy is completely surrendered.  As a general account obligation, the Enhancement Benefit is not part of the variable account and is an obligation of Nationwide.  This means the Enhancement Benefit, including your right to receive payment, is subject to our claims paying ability and any claim to payment of the Enhancement Benefit may be subordinate to other claims on our general account in the event we are insolvent.  We reserve the right to postpone payment of the Enhancement Benefit for up to 6 months from the date of a surrender request.

Changing the Amount of Insurance Coverage

You may request to change the Base Specified Amount.  However, no change will take effect unless the Cash Surrender Value would be sufficient to keep the policy In Force for at least 3 months.  Changes to the Base Specified Amount will typically alter the Death Benefit.  Changes to the Base Specified Amount will become effective on the next monthly policy anniversary after we approve the request unless you request and we approve a different date.  We reserve the right to limit the number of Base Specified Amount changes to 1 increase and 1 decrease each policy year.

Increases.  To increase the Base Specified Amount, you must submit a written request to our Service Center and provide us with evidence of insurability that satisfies our underwriting standards.  The Insured must be Attained Age 80 or younger at the time of the request.  Any request to increase the Base Specified Amount must be at least $10,000 and the Base

Specified Amount after the increase may not exceed the Maximum Death Benefit.  We apply requests to increase Base Specified Amount in proportion it bears to Total Specified Amount.  This means if a policy has the Supplemental Insurance Rider, all increases will be done proportionally between the policy's Base Specified Amount and Rider Specified Amount.  You may not elect how to allocate increases in Total Specified Amount after the Policy Date.  An increase in the Base Specified Amount may cause an increase in the Net Amount At Risk.  Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase.    An increase in the Base Specified Amount may require you to make larger or additional Premium payments in order to avoid Lapsing the policy.

Decreases.  To decrease the Base Specified Amount, you must submit a written request to our Service Center .  You may request to decrease the Base Specified Amount any time after the first policy year.   We apply Base Specified Amount decreases to the most recent Base Specified Amount increase, and continue applying the decrease backwards, ending with the original Base Specified Amount.  Decreases to the Base Specified Amount may decrease policy charges calculated per $1,000 of Specified Amount or Net Amount At Risk (including any Rider charges), depending on the death benefit option elected and the amount of the Cash Value.  We will deny any request to reduce the Base Specified Amount below the minimum Total Specified Amount shown on the Policy Data Page.  We will also deny any request that would disqualify the policy as a contract for life insurance.

Right of Conversion

At any time, you may elect by written request to transfer 100% of the policy's Cash Value allocated to the variable Sub-Accounts into the fixed account without regard to any restrictions otherwise applicable to such transfers.  For more information on fixed account restrictions, see the "Fixed Account Transfers" sub-section under the "Transfers Among and Between the Policy Investment Options" section.  To invoke this right, you must submit a request to our Service Center on our specified forms.  This election is irrevocable.

Once a request for conversion has been processed, the following will apply:

•	transfers out of the fixed account to the Sub-Accounts will be prohibited and your policy will no longer participate in the Investment Experience of the Sub-Accounts;

•	the portion of the policy's Cash Value allocated to the fixed account will be credited with the fixed account's interest rate;

•
Variable Account Asset Charges will no longer be deducted (because they are only deducted from Cash Value allocated to the Variable Account); and all other benefits, services, Riders, and charges are subject to the same terms applicable prior to the conversion.

Exchanging the Policy

You may request to exchange the policy for another policy offered by us that is a plan of permanent fixed life insurance.  This is not a contractual right of the policy and we may refuse such a request.  To exchange the policy, your policy will be surrendered and its Cash Surrender Value will be used to purchase a new policy on the Insured's life. The exchange is subject to the following:

•  our approval;

•	the Insured satisfying our underwriting standards; and

•      you paying all costs associated with the exchange.

You may transfer Indebtedness to the new policy.  You must submit your exchange request to our Service Center on our specified forms.  The policy must be In Force and not in a Grace Period.  The new policy will take effect on the exchange date only if the Insured is alive.  This policy will terminate when the new policy takes effect.  The exchange may have adverse tax consequences.

Terminating the Policy

There are several ways that the policy can terminate.  All coverage under the policy will terminate when any 1 of the following events occur:

•	we receive your written request to our Service Center to terminate coverage;

•	the Insured dies;

•	the policy is In Force on the Maturity Date and you do not elect to extend coverage beyond the Maturity Date;

•	the policy Lapses;

•	you surrender the policy for its Cash Surrender Value.

Terminating the policy may result in adverse tax consequences.

Assigning the Policy

You may assign any or all rights under the policy while it is In Force, subject to our approval.  If you assign the policy, your Beneficiary's interest will be subject to the person(s)/entity to which you have assigned rights.  The assignment must be in writing on a form satisfactory to us and will become effective on the date we record it at our Service Center .  We are not responsible for the sufficiency or validity of any assignment.  Your assignment will be subject to any outstanding  Indebtedness.  If the assignment qualifies as an exchange under Section 1035 of the Code, no Enhancement Benefit will be paid.

Reports and Illustrations

Upon your request, we will send you scheduled Premium payment reminders.  We will send you transaction confirmation statements.  We will also send you semi-annual and annual reports that show:

•	the Total Specified Amount;

•	minimum monthly Premiums;

•	Premiums paid;

•	all charges since the last report;

•	the current Cash Value;

•	the Cash Surrender Value; and

•	Indebtedness.

The reports will also include any other information required by laws and regulations, both federal and state.  We will send these reports to the address you provide on the application unless directed otherwise.  You may request an illustration of future benefits and values under the policy at any time.  We reserve the right to assess a charge for illustrations.

Confirmations of individual financial transactions, such as transfers, partial Surrenders, loans, etc., are generated and mailed automatically.  Copies may be obtained by calling our service center or submitting a written request.

Policy Riders

You may elect/purchase 1 or more Riders listed below.  There may be additional charges assessed for elected Riders.  Availability, operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.

Riders may not be elected or purchased independently of the policy.  Upon termination of this policy, all Riders will also terminate.

Change of Insured Rider

This Rider is automatically issued with the policy with no associated charge.  The benefit associated with the Change of Insured Rider is that you may designate a new Insured at any time after the Policy Date, subject to insurability and the conditions below.

If this Rider is invoked, the costs under the policy after the change will be based on the underwriting classification and characteristics of the new Insured.

The amount of insurance coverage after the change date shall be the Total Specified Amount shown on the application to change the Insured provided that (1) the policy continues to qualify as life insurance under the Code and (2) such specified amount equals or exceeds the minimum Total Specified Amount shown on the Policy Data Page.  Coverage on the new Insured will become effective on the change date.   Coverage on the previous Insured will terminate on the day before the Change Date.  The Change Date is the first monthly anniversary on or next following the date the change of insured conditions are met. The Policy Date will not change.  The Change of Insured Conditions are as follows:

•	at the time of the change, the new Insured must have the same business relationship to the policy owner as did the previous Insured;

•	the new Insured may be required to submit evidence of insurability satisfactory to us;

•	the new Insured must satisfy our underwriting requirements;

•	the policy must be In Force and not be in a Grace Period at the time of the change;

•	the new Insured must have been at least age 18 on the Policy Date; and

•	the policy owner must submit a written application to change the Insured.

Federal income tax consequences may result from a change in insured. For federal income tax purposes the substitution of a new insured is treated as an exchange of the policy for another life insurance policy.  Since the new insured is not the same as the insured that was substituted, the tax free treatment for policy exchanges under Code Section 1035 may not be available because the requirement that the insured under the policies relate to the same individual is not met.   The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional.  Please seek competent tax advice regarding the tax treatment of the policy when contemplating a change in insured.

Change of Insured Rider Charge.  There is no charge associated with the Change of Insured Rider.

Supplemental Insurance Rider

The benefit associated with the Supplemental Insurance Rider is term life insurance on the Insured that is:  (1) in addition to the Base Specified Amount; (2) payable upon the Insured's death; and (3) automatically renewed annually until the Insured reaches Attained Age 100.  This Rider and all coverage associated with it terminates when the Insured reaches Attained Age 100, regardless whether coverage under the policy is extended beyond the Maturity Date.  For information on extending coverage beyond the Maturity Date, see the "Extending Coverage Beyond the Maturity Date" sub-section of the "Policy Maturity" section of this prospectus.   Additionally, electing coverage under the Supplemental Insurance Rider will result in a lower Enhancement Benefit, if any .

Subject to our approval, you may purchase this Rider at the time of application or at a later time provided that the policy is In Force and the Rider is purchased before the Insured reaches Attained Age 100.  If you purchase this Rider at the time of application, the effective date of the Rider is the Policy Date.  If you purchase this Rider after the Policy Date, the effective date will be the monthly anniversary of the Policy Date on or next following the date we approve your written request, unless you specify and we approve a different date.

The Rider Specified Amount is the amount of insurance coverage provided by the Supplemental Insurance Rider.  The Rider Specified Amount and the Base Specified Amount are combined to equal the Total Specified Amount.  While the Rider is In Force, the Base Specified Amount must be at least 10% of the minimum Total Specified Amount.

The Rider Death Benefit may vary monthly and is based on the chosen Death Benefit option in effect for the base policy.  For additional information on how the Death Benefit is calculated when the Rider is In Force, see the "Supplemental Insurance Rider Death Benefit Calculation" sub-heading under the "Rider Charges" sub-section of the "Policy and Rider Charges" section of this prospectus.

Supplemental Insurance Rider Charges.  If you elect this Rider, we will deduct monthly charges for the Rider to compensate us for providing term life insurance on the Insured.  The Rider charges are comprised of a Supplemental Insurance Rider Cost of Insurance Charge and a Supplemental Insurance Rider Specified Amount Charge.  Charges for the Rider are calculated in the same manner as those applicable to the base policy.  Rider charges generally are lower than base policy charges because the Rider is term insurance; however, in some years and/or at some Attained Ages, the cost of insurance charge for the Rider is higher than the cost of insurance for the base policy.  Generally, however, the greater the allocation of the Total Specified Amount to the Rider, the lower the overall charges will be under the policy.

Your registered representative can answer your questions and provide you with illustrations demonstrating the impact of purchasing coverage under the Rider.  See, the "Supplemental Insurance Rider" sub-heading of the "Rider Charges" sub-section of the "Policy and Rider Charges" section of this prospectus for additional information on how the charges for this Rider are calculated.  See also, "Appendix D: Examples of Policy Charge Blending" to this prospectus for examples showing how charges are "blended" when the Supplemental Insurance Rider is elected.

Before deciding whether to purchase the Supplemental Insurance Rider it is important for you to know that when you purchase this Rider, the compensation received by your registered representative and his or her firm is less than when compared to purchasing insurance coverage under the base policy.  As a result of this compensation reduction, the charges assessed for the cost of insurance under this Rider will be lower for a significant period of time.  There are instances where the Supplemental Insurance Rider may require lower Premium to maintain the total Death Benefit over the life of the policy or may require increased Premium when compared to not purchasing the Rider at all.

If you have questions about whether the Rider is appropriate for you, please consult your registered representative for more specific information on this Rider and its potential benefits.

Rider Specified Amount Increases and Decreases.  All increases and decreases of Rider Specified Amount, including decreases due to partial surrenders, are done proportionally between the amounts you have allocated to Base Specified Amount and Rider Specified Amount.

Terminating the Rider.  You may terminate this Rider by submitting a written request to us at our Service Center .  We may require that the policy be submitted for endorsement.  Terminating this Rider will likely result in increased policy charges because of the difference in policy charges for the base policy and this Rider.  If the Rider is terminated, the calculation of the Death Benefit will apply exclusively to the base policy.  Termination may require that the amount of Death Benefit coverage provided by the base policy be increased to maintain the qualification of the policy as a contract of life insurance under the Code.

This rider also terminates upon the earliest of the following dates:

•	the date the policy is surrendered or terminated;

•	the date the policy Lapses;

•	the Insured's death; or

•	the date the Insured reaches Attained Age 100.

We reserve the right to deny any request to terminate this Rider that would disqualify the policy as a contract of life insurance under the Code.  If the policy is not issued as a modified endowment contract, terminating this Rider may result in the policy becoming a modified endowment contract.  We will notify you if the policy's status is in jeopardy.

There is no Cash Value attributable to this Rider.  Therefore, there is no Cash Surrender Value attributable to this Rider available to you upon termination of this Rider.

In most instances, terminating the Rider will not be to your advantage.  If you decide to terminate the Rider, you should carefully discuss this decision with a registered representative or a qualified financial advisor.

Policy and Rider Charges

We will take deductions from Premium payments and/or the Cash Value to compensate us for the services and benefits we provide, the costs and expenses we incur, and the risks we assume.  We may generate a profit from any of the charges assessed under the policy and certain expenses may be recovered utilizing more than 1 charge.  We begin to deduct monthly charges from your policy's Cash Value on the Policy Date.  These charges are assessed by redeeming Accumulation Units.  The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account.  We do not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account.  If you have a policy loan, a complete description of how interest credited and charged results in costs to you is described in the "Policy Loans" section of this prospectus.

The charges reflect the costs and risks associated with the policy.  The Insured is assigned to an underwriting class based upon his/her age, sex (if not unisex classified), smoker status, type of evidence of insurability, and insurability status.

Charges will also depend on if you elect coverage under the Supplemental Insurance Rider.  Generally, if you choose to purchase coverage under the Supplemental Insurance Rider, and concurrently reduce the Base Specified Amount by an off-setting amount, some of the charges associated with the policy will be lower because the charges under the Rider are generally lower than those available under a base policy (i.e., a policy without any Riders).  See "Appendix D: Examples of Policy Charge Blending" to this prospectus for examples showing how charges are "blended" when the Supplemental Insurance Rider is elected.  For more information about the benefits and operation of the Supplemental Insurance Rider, see the "Policy Riders" section of this prospectus.

We may change policy and/or Rider charges and rates under the policy at any time.  Changes in policy and/or Rider charges and rates will vary by changes in future expectations for factors including, but not limited to, our investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes.  Changes to policy and/or Rider charges and rates will be on a uniform basis for Insured's of the same Issue Age, sex, rate class, rate type, any Substandard Rating, Total Specified Amount and Base Specified Amount whose policies have been In Force for the same length of time.  If a change in the charges or rates cause an increase to your policy and/or Rider charges, your policy's Cash Value could decrease.  If a change in the charges or rates cause a decrease to your policy and/or Rider charges, your policy's Cash Value could increase.  Any changes we make will be determined in accordance with state law.  Policy and Rider charges will never exceed the maximum charges in the "Periodic Charges Other Than Mutual Fund Operating Expenses" table in the "In Summary: Fee Tables" section of this prospectus.

Percent of Premium Charge

We deduct a Percent of Premium Charge from each Premium payment to partially reimburse us for our sales expenses and Premium taxes, and certain actual expenses, including expenses related to the sale of the policy.  The Variable Account Asset Charge is also designed to partially reimburse us for these expenses.  The Percent of Premium Charge also provides revenue to compensate us for assuming risks associated with the policy, and revenue that may be a profit to us.  The Percent of Premium Charge is comprised of 2 components, the Sales Load component and the Premium Tax component.  The Sales Load component is to compensate us for our sales expenses.   The Premium Tax component is to reimburse us for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%).  This amount is not the actual amount of the tax liability we incur.  It is an estimated amount.  If the actual tax liability is more or less, we will not adjust the charge retroactively.

The Percent of Premium Charge assessed on each Premium payment depends on whether the Target Premium for the year in which the Premium is received has been reached. Currently, the Percent of Premium Charge assessed is based on the following table:

Policy Year	Premium Paid Up To Target Premium	Premium Paid In Excess of Target Premium
1	10%	4%
2	8%	3%
3	6%	2%
4	4%	2%
5+	2%	2%

We may waive the Percent of Premium Charge on the initial Premium paid into this policy as part of a sponsored exchange program to another policy we offer or we offer through an affiliated company, as permitted under the securities laws and/or rules or by order of the SEC.

Illustration Charge

We only assess an Illustration Charge for excessive requests for In Force policies.  We consider excessive requests to be more than 10 in any 12 month period.  This charge compensates us for the administrative costs of generating the illustration.  This charge will not exceed $25 per illustration requested.  Any Illustration Charge must be paid at the time of the illustration request.  The Illustration Charge will not be deducted from the policy's Cash Value.

The Illustration Charge is not applicable to requests for illustrations of prospective policies during the sales process.

Partial Surrender Fee

Currently, we do not deduct a Partial Surrender Fee, however, we may assess a fee in the future.  If assessed, the Partial Surrender Fee would compensate us for the administrative costs associated with calculating and generating the surrender amount.    If assessed, the Partial Surrender fee assessed for each surrender will not exceed $25.  Any Partial Surrender Fee assessed will be deducted proportionally from your Sub-Account allocations and fixed account allocation.

Administrative Expense Charge

We deduct an Administrative Expense Charge from the policy's Cash Value on the policy date and each monthly anniversary of the Policy Date to reimburse us for the costs of maintaining the policy, including accounting and record-keeping.  Currently, the Administrative Expense Charge is $5 per month in all policy years.  The maximum guaranteed Administrative Expense Charge is $10 per month in all years. The Administrative Expense Charge will be deducted proportionally from your Sub-Account allocations and fixed account allocation.

Cost of Insurance Charge

We deduct a Cost of Insurance Charge from the policy's Cash Value on the Policy Date and on each monthly anniversary of the Policy Date to compensate us for providing expected mortality benefits, and to reimburse us for certain actual expenses, including expenses related to the sale of the policy and state and federal taxes.  This charge also provides revenue to compensate us for assuming certain risks associated with the policy, and revenue that may be profit to us. The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate.  The cost of insurance rate will vary by the Insured's sex (if not unisex classified), Issue Age, underwriting class, any Substandard Ratings, how long the policy has been In Force, the Total Specified Amount and the Base Specified Amount.  The cost of insurance rates are based on our expectations as to future mortality and expense experience.

There will be a separate cost of insurance rate for the initial Base Specified Amount and any Base Specified Amount increase.  The Cost of Insurance Charge will be deducted proportionally from your Sub-Account allocations and fixed account allocation.  The cost of insurance rates will never be greater than those shown on the Policy Data Pages.

We may underwrite the policy on a simplified underwriting basis.  Simplified underwriting means that a physical examination to obtain medical information on the proposed Insured is not required to issue the policy.  In general, policies underwritten on a simplified underwriting basis may cause healthy insureds to pay higher cost of insurance charges than they would pay under a substantially similar policy had they undergone full medical underwriting.  If  higher cost of insurance charges result, they compensate us for assuming additional mortality risk in issuing the policy without information received during full medical underwriting.

Flat Extras and Substandard Ratings. As part of our underwriting process, we may inquire about the occupation and activities of the Insured.  If the activities or occupation of an Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating.  If this is the case, we may add an additional component to the Cost of Insurance Charge called a "Flat Extra."  The Flat Extra accounts for the increased risk of providing life insurance when 1 or more of these factors apply to the Insured.  The Flat Extra is a component of the total Cost of Insurance Charge, so if applied it will be deducted from the policy's Cash Value on the Policy Date and the monthly anniversary of the Policy Date.  The monthly Flat Extra is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk.  If a Flat Extra is applied, it is shown in the Policy Data Pages.  In no event will the Flat Extra result in the Cost of Insurance Charge exceeding the maximum charge listed in the Fee Table of this prospectus.

Specified Amount Charge

We deduct a monthly Specified Amount Charge from the policy's Cash Value to compensate us for sales, underwriting, distribution and issuance of the policy.  The charge applicable to your policy depends on the Total Specified Amount.  The maximum guaranteed monthly Specified Amount Charge is $0.40 per $1,000 of Specified Amount (unless the policy is purchased in the state of New York, where the maximum guaranteed monthly Specified Amount is $0.085 per $1,000 of Specified Amount).  The Specified Amount Charge will be deducted proportionally from your Sub-Account allocations and the fixed account.

A distinct Rider Specified Amount Charge applies to the Supplemental Insurance Rider.  If you elect that Rider, the Total Specified Amount charges that you will pay depends upon the allocation of Total Specified Amount between the base policy and the Supplemental Insurance Rider.  To determine Total Specified Amount charges, the Base Specified Amount charge must be added to the Rider Specified Amount charge.  Total charges are a weighted average of the amount of Base Specified Amount and Rider Specified Amount.  The end result is a charge blending.   For further explanation of this blending, including an example, see the "Supplemental Insurance Rider Specified Amount Charge" of the "Rider Charges" sub-section below.

Variable Account Asset Charge

We deduct a Variable Account Asset Charge from the policy's Cash Value allocated to the Sub-Accounts daily to compensate us for assuming the risk associated with mortality and expense costs.  This charge provides revenues to compensate us for assuming certain risks associated with the policy, and revenues that may be profit to us.  The mortality risk is that the Insured will not live as long as expected.  The expense risk is that the costs of issuing and administering the policy will be more than expected.  The Variable Account Asset Charge will be deducted proportionally from your Sub-Account allocations daily.

The Variable Account Asset Charge applicable to your policy depends on the amount of Cash Value allocated to the variable Sub-Accounts.  The maximum guaranteed Variable Account Asset Charge is equal to an annualized rate of 0.90% of the policy's variable Cash Value for all policy years.  Currently, the annualized Variable Account Asset Charge rate assessed is based on the following schedule:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of Cash Value allocated to the Sub-Accounts	0.20% of Cash Value allocated to the Sub-Accounts	0.10% of Cash Value allocated to the Sub-Accounts

Rider Charges

We will assess any Rider charge by taking deductions from the Cash Value to compensate us for the services and benefits we provide, the costs and expenses we incur, and the risks we assume.  We may generate a profit from any of the Rider charges.  We begin to deduct monthly Rider charges from the policy's Cash Value on the Policy Date or on the first monthly anniversary of the Policy Date after the Rider is effective.

Change of Insured Rider.  There is no charge associated with this Rider.

Supplemental Insurance Rider.   The Supplemental Insurance Rider charges listed below are different and in addition to,  the charges assessed under the base policy.  The charges associated with the Supplemental Insurance rider are:

•	Supplemental Insurance Rider Cost of Insurance Charge; and

•	Supplemental Insurance Rider Specified Amount Charge.

When the Supplemental Insurance Rider is elected, the Rider's charges are blended with the base policy's charges.  By blending we mean that the charge associated with the Base Specified Amount and the Rider Specified Amount are multiplied by their respective percentage allocation and then added.  For example, if 80% is allocated to Base Specified Amount and 20% to Rider Specified Amount, to determine total charges you multiply the charges under the Base Specified Amount by 80%, independently multiply the charges under the Rider Specified Amount charge by 20% and then add the result of these 2 calculations to determine total policy charges.  In most instances, policy charges are lower if you allocate as much coverage percentage as possible to the Rider.  An example of policy charge blending is provided in "Appendix D: Examples of Policy Charge Blending" of this prospectus.

If you purchase this Rider and increase the Total Specified Amount then the overall monthly charges associated with the policy will increase, even if the Base Specified Amount is not increased.  If, however, you purchase this Rider and do not increase the Total Specified Amount and instead reduce the Base Specified Amount by an off-setting amount of Rider Specified Amount, then electing the Supplemental Insurance Rider may potentially reduce the overall monthly charges associated with the policy.

Supplemental Insurance Rider Cost of Insurance Charge.  If you elect the Supplemental Insurance Rider, we deduct a monthly Supplemental Insurance Rider Cost of Insurance Charge to compensate us for providing term life insurance on the Insured.  The Net Amount At Risk for the Supplemental Insurance Rider is equal to the Rider's Death Benefit (described below).  The charge is determined by multiplying the Rider's Death Benefit by the Rider’s cost of insurance rate.  We base the Supplemental Insurance Rider Cost of Insurance rate on our expectations as to future experience for factors such as mortality, persistency, expenses, and taxes.  The Supplemental Insurance Rider Cost of insurance rate will vary by the Insured's Attained Age, sex (if not unisex classified), tobacco use, Substandard Ratings, underwriting class and the number of years from the Policy Date.  The Rider Cost of Insurance Charge may include a Flat Extra for certain Substandard Ratings.  For a detailed description of how Flat Extras operate, see the "Cost of Insurance" sub-section of the "Policy and Rider Charges" section of this prospectus.

The Supplemental Insurance Rider Cost of Insurance Charge will be deducted proportionally from your Sub-Account allocations and the fixed account.  Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of the Death Benefit when the Death Benefit depends on Cash Value.

Supplemental Insurance Rider Death Benefit Calculation

The death benefit option chosen for the base policy will also be the death benefit option for the Rider and used in the calculation of the Rider Death Benefit.  The current death benefit option in effect is shown on the Policy Data Page.  For information on the death benefit options, see, the "Death Benefit Options" sub-section of "The Death Benefit" section of this prospectus.

The Supplemental Insurance Rider Death Benefit is calculated as follows:

(1)	the total Net Amount At Risk for the Policy and this Rider; multiplied by

(2)	the Rider Specified Amount; divided by

(3)	the Total Specified Amount.

Depending on the Policy’s Cash Value, the Rider Death Benefit may be less than the Rider Specified Amount.

The Rider Death Benefit is then added to the base policy’s Death Benefit to determine the total Death Benefit.

The base policy's Death Benefit is calculated using the formula below:

[CV  + (Total NAAR)]   x    [(Base Specified Amount)/ (Total Specified Amount)]

Where:

CV is the Cash Value of the policy; and

Total NAAR is the total Net Amount At Risk which is the Death Benefit minus the Cash Value.

The formula above determines the portion of the Death Benefit applied to base policy by determining the ratio the Base Specified Amount bears to the Total Specified Amount.

Supplemental Insurance Rider Specified Amount Charge.  If you purchase the Supplemental Insurance Rider, we deduct a monthly Rider Specified Amount Charge from the policy's Cash Value to compensate us for sales, underwriting, distribution, and issuance of the Rider.  The charge applicable to your policy depends on the Total Specified Amount and the allocation of the Total Specified Amount between Base Specified Amount and Rider Specified Amount.  The charge is determined using a weighted average (i.e., a blend that uses the relative proportions of the Base and Rider Specified Amounts) of the base and Rider charges.

The Rider Specified Amount Charge will be deducted proportionally from your policy's Sub-Account allocations and the fixed account.  The maximum guaranteed monthly Supplemental Insurance Rider Specified Amount Charge is $0.40 per $1,000 of Rider Specified Amount (unless the policy is purchased in the state of New York, where the maximum guaranteed monthly Supplemental Insurance Rider Specified Amount Charge is $0.085 per $1,000 of Rider Specified

Amount).  To determine total specified amount charges, you add the amount of the Base Specified Amount charge to the Rider Specified Amount charge.  Total charges are a weighted average of the amount of Base Specified Amount and Rider Specified Amount you elected.  The end result is a charge blending.  See, "Appendix D: Examples of Policy Charge Blending" of this prospectus for example calculations of how charges are blended when this Rider is In Force.

Mutual Fund Operating Expenses

In addition to the charges listed above, there are also charges associated with the mutual funds in which the Sub-Accounts invest.  While you will not pay these charges directly, they will affect the value of the assets you have allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that we subsequently use to value your Sub-Account units.  Please see the underlying mutual funds' prospectuses for additional information about these charges.

A Note on Charges

During a policy's early years, the expenses we incur in distributing and establishing the policy exceed the deductions we take.  Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial investment.  Accordingly, we have designed the policy with features and investment options that we believe support and encourage long-term ownership.

We make many assumptions and account for many economic and financial factors when we establish the policy's fees and charges.  The following is a discussion of some of the factors that are relevant to the policy's pricing structure.

Distribution, Promotional, and Sales Expenses.  Distribution, promotional and sales expenses include amounts we pay to broker-dealer firms as commissions, expense allowances and marketing allowances.  We refer to these expenses collectively as "total compensation."  The maximum total compensation we pay to any broker-dealer firm in conjunction with policy sales is 40 % of first year Premiums and 15% of renewal premium after the first year.

We have the ability to customize the total compensation package of our broker-dealer firms.  We may vary the form of compensation paid or the amounts paid as commission, expense allowance or marketing allowance; however, the total compensation will not exceed the maximum ( 40 % of first year premiums and 15% of renewal premium after the first year).   Commission may also be paid as an asset-based amount instead of a premium based amount.  If an asset-based commission is paid, it will not exceed 0.30% of the non-loaned cash value per year.

The actual amount and/or forms of total compensation we pay depend on factors such as the amount of premiums we receive from respective broker-dealer firms and the scope of services they provide.  Some broker-dealer firms may not receive maximum total compensation.

Individual registered representatives typically receive a portion of the commissions/total compensation we pay, depending on their arrangement with their broker-dealer firm.  If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Information on Underlying Mutual Fund Payments

Our Relationship with the Underlying Mutual Funds.  The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The separate account (not the policy owners) is the underlying mutual fund shareholder.  When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  We incur these expenses instead.

We also incur the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.

An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide us or our affiliates with wholesaling services that assist in the distribution of the policy and may pay us or our affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.

Types of Payments We Receive.  In light of the above, the underlying mutual funds or their affiliates make certain payments to us or our affiliates ("payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies we and our affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the policies, paying expenses that we or our affiliates incur in promoting, marketing, and administering the policies and the underlying mutual funds, and achieving a profit.

We, or our affiliates, receive the following types of payments:

•	underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
payments by an underlying mutual fund's advisor or subadvisor (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in underlying mutual fund charges.

Furthermore, we benefit from assets invested in our affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because our affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, we may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

We took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, we would have imposed higher charges under the policy.

Amount of Payments We Receive.  For the year ended December 31, 2011 , the underlying mutual fund payments we and our affiliates received from the underlying mutual funds did not exceed 0.24% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this policy or other variable policies that we and our affiliates issue.  Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to us or our affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments we or our affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, we and our affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

Identification of Underlying Mutual Funds.   We may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor we consider during the identification process is whether the underlying mutual fund's advisor or subadvisor is one of our affiliates or whether the underlying mutual fund, its advisor, its subadvisor(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable policies that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the policy in relation to its features and benefits when making your decision to invest.  Please note that higher policy and underlying mutual fund fees and charges have a direct effect on your investment performance.

Policy Loans

After the expiration of the freelook period and while the policy is In Force, you may take a loan against the policy's Cash Value.  Loan requests must be submitted in writing to our Service Center .  You may increase your risk of Lapse if you take a policy loan.  There also may be adverse tax consequences.  You should obtain competent tax advice before you decide to take a policy loan.

Loan Amount and Interest Charged

While the policy is In Force, you may request a policy loan, provided that at the time of the loan request, the loan amount does not exceed 90% of the Cash Value allocated to the Sub-Accounts, plus 100% of the Cash Value allocated to the fixed account, plus 100% of the policy loan account.   Any applicable Enhancement Benefit is not available to be taken as a policy loan.  The minimum loan amount is $500.

We charge interest on the amount of outstanding Indebtedness at the maximum guaranteed rate of 3.50% per annum.  Policy loan interest charges may provide revenue for risk charges and profit.  The interest will accrue daily and is payable at the end of each policy year, or at the time of a new loan, a loan repayment, the Insured's death, a policy Lapse, or a full surrender.  If the interest is not paid when due, we will add it to the outstanding loan amount by transferring a corresponding amount of Cash Value from each Sub-Account to the loan account in the same proportion as your Sub-Account allocations.

Collateral and Interest Earned

As collateral for the policy loan, we will transfer Cash Value equal to the policy loan amount to the policy loan account.  Amounts transferred from the Sub-Accounts will be in the same proportion as your Sub-Account allocations, unless you instruct otherwise.  We will only transfer amounts from the fixed account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.

Amounts in the policy loan account will accrue and be credited daily interest at a guaranteed rate no less than 2%, as  stated on your Policy Data Page.

Net Effect of Policy Loans

We will charge interest on the outstanding loan amount and credit interest to the policy loan account at the same time.  In effect, the loan interest charged rate is netted against the interest crediting rate, and this is the amount that you are "charged" for taking the policy loan.  The Policy Loan Interest Charge is reflected in the "Periodic Charges Other Than Mutual Fund Operating Expenses" table in the "In Summary: Fee Tables" section of this prospectus.

The amount transferred to the policy loan account will neither be affected by the Investment Experience of the Sub-Accounts, nor will it be credited with the same interest rates credited to the fixed account.  Even if it is repaid, a policy loan will affect the policy, the Cash Surrender Value and the Death Benefit.  If your total Indebtedness ever exceeds the policy's Cash Value, your policy may Lapse.

Repayment

You may repay all or part of a policy loan at any time while the policy is In Force.  The minimum repayment amount is $25.  We will apply all loan repayments to the Sub-Accounts according to the allocation instructions in effect at the time the payment is received, unless you indicate otherwise.  While your policy loan is outstanding, we will treat any payments that you make as Premium payments, unless you request that they be applied as loan repayments.  Repaying a policy loan will cause the Death Benefit Proceeds and net Cash Surrender Value to increase accordingly.

Lapse

The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges.  Before any policy Lapse, there is a Grace Period during which you can take action to prevent the Lapse.  Subject to certain conditions, you may reinstate a policy that has Lapsed.

Grace Period

At the beginning of a Grace Period, we will send you a notice indicating the amount of Premium you must pay to avoid Lapsing the policy.  This amount is equal to 4 times the current month's charges.  If you do not pay the indicated amount within 61 days, the policy and all Riders will Lapse.

The Grace Period will not alter the operation of the policy or the payment of the Proceeds.

Reinstatement

You may reinstate a Lapsed policy by:

•	submitting, at any time within 3 years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date, a written request to reinstate the policy;

•	providing any evidence of insurability that we may require;

•	paying sufficient Premium to keep the policy In Force for 3 months (or less if required by state law) from the date of reinstatement;

•	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and

•	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.

Subject to satisfactory evidence of insurability at the same rates, you may also reinstate the Supplemental Insurance Rider.

The effective date of a reinstated policy, including any Riders, will be the monthly anniversary of the Policy Date on or next following the date we approve the application for reinstatement.  If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the Cash Value at the end of the Grace Period.  We will then add to the Cash Value any Premiums or loan repayments that you made to reinstate the policy.  The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless you indicate otherwise.

Surrenders

Full Surrender

You may surrender the policy for the Cash Surrender Value at any time while the policy is In Force.  A surrender will be effective as of the date we receive your written surrender request on a form acceptable to us at our Service Center .  We may also require you to return the policy.  We reserve the right to postpone payment of the portion of the Cash Surrender Value attributable to the fixed account for up to 6 months.  The Cash Surrender Value will be paid to you in a lump sum, unless you elect to leave the Proceeds on deposit with us or an affiliate.  No Enhancement Benefit will be paid if your policy is surrendered pursuant to Section 1035 of the Code.

Partial Surrender

You may request, in writing to our Service Center , a partial surrender of the policy's Cash Surrender Value at any time after the policy has been In Force for 1 year.  We may require that you send the policy to us for endorsement.

We reserve the right to limit the number of partial surrenders to 1 per policy year.  Currently, we do not limit the number of partial surrenders permitted per policy year.  However, should we invoke our option to limit your ability to request more than 1 partial surrender per policy year, we will provide you advance notification via U.S. Mail.  The minimum amount of any partial surrender request is $500.  The maximum amount of a partial Surrender in any given policy year is equal to the (a) minus (b) minus (c) where:

(a)	is Cash Value;

(b)	is Indebtedness; and

(c)	is the greater of $500 or the last 3 monthly deductions.

Any applicable Enhancement Benefit is not available to be taken as a partial surrender.

If you request a partial surrender, we will surrender Accumulation Units from the Sub-Accounts proportionally based on the current variable account Cash Value to equal the amount of the partial surrender.  If there are insufficient Accumulation Units available, we will surrender amounts from the fixed account.

A partial surrender cannot result in the Total Specified Amount being reduced below the minimum Specified Amount indicated on the Policy Data Page or disqualifying the policy as life insurance under Section 7702 of the Code.  Partial surrenders may be subject to income tax penalties.  They could also cause your policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from your policy.

Reduction of the Total Specified Amount due to a Partial Surrender.  When you take a partial surrender, the Specified Amount will be reduced to prevent an increase in the Net Amount At Risk, unless your partial surrender is a preferred partial surrender (as described below).  The policy's charges after the partial surrender will be based on the new Total Specified Amount. Any reduction of the Total Specified Amount will be made in the following order: against the most recent increase in the Total Specified Amount, then against the next most recent increases in the Total Specified Amount in succession, and finally, against the initial Total Specified Amount.

Preferred Partial Surrenders

A preferred partial surrender is a surrender that:

•	occurs before the fifteenth policy anniversary; and

•	when added to any prior preferred partial surrenders taken in the same policy year, does not exceed 10% of the Cash Value as of the beginning of the policy year.

Preferred partial surrenders do not result in a reduction of the Total Specified Amount.  The Total Specified Amount will only be reduced if the total partial surrender is greater than the amount that qualifies as a preferred partial surrender.  If the total partial surrender exceeds the amount that qualifies as a preferred partial surrender, then the Total Specified Amount will be reduced only by the difference between the total partial surrender and the preferred partial surrender.

Preferred partial surrenders are non-cumulative.  This means that any part of a preferred partial surrender not taken by you in a given policy year, cannot be added to the available preferred partial surrender amount in any later years.

The Death Benefit

Calculation of the Death Benefit

We will calculate the Death Benefit after we receive proof that the Insured has died and any other information we reasonably require.  The Death Benefit may be subject to an adjustment if you make an error or misstatement upon application, or if the Insured dies by suicide.  The Death Benefit Proceeds will be paid to the Beneficiary in a lump sum, unless the Beneficiary elects to leave the Proceeds on deposit with us or an affiliate.  For additional information regarding payment of the Death Benefit Proceeds, see the "Payment of Policy Proceeds" section of this prospectus.

While the policy is In Force, the Death Benefit will never be less than the Base Specified Amount.  The Death Benefit will depend on the death benefit option you have chosen, any coverage payable under the Supplemental Insurance Rider and the tax test you have elected.  The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, outstanding Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.

Death Benefit Options

There are 3 death benefit options available under the policy.  You may choose 1 .  If you do not choose 1 of the following death benefit options, we will assume that you intended to choose Death Benefit Option One.  Not all death benefit options may be available in all states.

Death Benefit Option One.  The Death Benefit is the greater of the Total Specified Amount or the Minimum Required Death Benefit on the Insured's date of death.  Death Benefit Option One provides a stated amount of Death Benefit coverage that generally remains static throughout the life of the policy.  Typically, Death Benefit Option One is elected by policy owners who are interested in maintaining a pre-determined amount of life insurance coverage.

Death Benefit Option Two.  The Death Benefit is the greater of the Total Specified Amount plus the Cash Value as of the Insured's date of death, or the Minimum Required Death Benefit on the Insured's date of death.  Death Benefit Option Two provides a stated amount of Death Benefit coverage in addition to the policy's Cash Value.  Typically, Death Benefit Option Two is elected by policy owners who are interested in accumulation of Cash Value in addition to a pre-determined amount of life insurance coverage.

Death Benefit Option Three.  The Death Benefit is the greater of the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments, plus interest, minus all partial surrenders as the Insured's date of death), or the Minimum Required Death Benefit on the Insured's date of death.  Death Benefit Option Three provides a stated amount of Death Benefit coverage plus a return of accumulated Premium and potential interest.  Typically, Death Benefit Option Three is elected by policy owners who are interested in a policy that provides a pre-determined amount of life insurance coverage, while also providing a return of Premium.  The return of Premium component may be advantageous to corporate policy owners who have a need to off-set or account for a corporate liability.

In deciding which death benefit option to elect for your policy, you should consult with your registered representative about the costs and advantages and/or disadvantages of each option.  Additionally, you should request and review policy illustrations representing each option.  For policies in which an Enhancement Benefit is available at the time the Death Benefit Proceeds become payable, an additional benefit may be paid.  For more information on the Enhancement Benefit, see the "Enhancement Benefit" sub-section of "The Policy" section of this prospectus.

Changes in the Death Benefit Option

After the first policy year, you may elect to change the death benefit option from either Death Benefit Option One to Death Benefit Option Two, or from Death Benefit Option Two to Death Benefit Option One.  You may not change to Death Benefit Option Three.  However, you may change from Death Benefit Option Three to Death Benefit Option One or Death

Benefit Option Two.  We will permit only 1 change of death benefit option per policy year.  The effective date of a change will be the monthly anniversary of the Policy Date following the date we approve the change.

For any change in the death benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least 3 months.

Upon effecting a death benefit option change from Death Benefit Option One to Death Benefit Option Two or a change from Death Benefit Option Three to Death Benefit Option Two, the Specified Amount will be reduced to prevent an increase in the Net Amount At Risk.  The policy's charges going forward will be based on the new Total Specified Amount. We will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium you have already paid would exceed the maximum premium limitations under Section 7702 of the Code.

The Minimum Required Death Benefit

The policy has a Minimum Required Death Benefit.  The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.

The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle.  At the time we issue the policy, you irrevocably elect 1 of the following tests to qualify the policy as life insurance under Section 7702 of the Code:

•	the cash value accumulation test; or

•	the guideline premium/cash value corridor test.

If you do not elect a test, we will assume that you intended to elect the cash value accumulation test.

The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage described in the federal tax regulations.  The percentages depend upon the Insured's age, sex (if not unisex classified), and underwriting classification.  Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.

The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value.  These percentages are set out in the Code, and vary by the Attained Age of the Insured.

In deciding which test to elect for your policy, you should consider the following:

•
the cash value accumulation test generally allows flexibility to pay more premium, subject to our approval of any increase in the policy's Net Amount At Risk that would result from higher premium payments.  Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code; generally, the guideline premium/cash value corridor test produces a higher death benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years; and

•	monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.

Regardless of which test you elect, we will monitor compliance to ensure that the policy meets the statutory definition of life insurance for federal tax purposes.  As a result, the Proceeds payable under a policy should be excludable from gross income of the Beneficiary for federal income tax purposes.  We may refuse additional Premium payments or return Premium payments to you so that the policy continues to meet the Code's definition of life insurance.  Consult a qualified tax advisor on all tax matters involving your policy.

The Maximum Death Benefit

The policy is subject to a Maximum Death Benefit, which represents the highest amount we will pay as a Death Benefit under the policy.  We limit the Death Benefit in situations where we are unable or unwilling to accept any additional liability for providing Death Benefit coverage under the policy. The Maximum Death Benefit is shown on the Policy Data Page.

Currently, for Death Benefit Option One and Death Benefit Option Two, the Maximum Death Benefit is equal to the sum of the Cash Value and the lesser of (i) 200% of the Total Specified Amount on the Policy Date and (ii) $8,000,000.  For Death Benefit Option Three, the maximum Death Benefit is equal to the lesser of (i) 200% of the Total Specified Amount on the Policy Date plus the lesser of (a) the Option Three maximum increase and (b) the accumulated premium amount; and (ii) the sum of the Cash Value and $8,000,000.

For each Valuation Period and upon the death of the Insured, we will determine whether the policy's Cash Value would cause the Death Benefit to be greater than the Maximum Death Benefit.  If we determine that the Death Benefit would exceed the Maximum Death Benefit, then we will process a partial surrender from your policy so that the Death Benefit after the partial surrender is 90% of the Maximum Death Benefit.  The partial surrender will be deducted proportionally from your Sub-Account allocations and the fixed account. No Partial Surrender Fee will be assessed on the partial surrender.  The partial surrender will be paid to you via check and will be accompanied by a transaction confirmation statement within 30 days of such occurrence.  Partial surrenders may result in adverse tax consequences.  We urge you to confer with your tax advisor regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy.

The partial surrender will subsequently reduce the Cash Value and Total Specified Amount.  If you have elected the Supplemental Insurance Rider, the Rider Specified Amount and the Base Specified Amount will be proportionally reduced.  A partial surrender of this nature will ultimately reduce total policy charges because of the decreased Total Specified Amount (decreased coverage results in lower charges).

If you have elected Death Benefit Option Three and the accumulated premium account is greater than the Cash Value, we, alternatively, reserve the right to reduce the amount previously credited to the accumulated premium account to an amount equal to 90% of the Cash Value immediately before the reduction.  For example, if your Cash Value is $100 and your accumulated premium account is $102, we would reduce your accumulated premium account by $12 to $90 (i.e., 90% of the Cash Value).  The accumulated premium account will not become less than 0 because such reduction.  We will notify you in writing of any reduction in the accumulated premium account within 30 days of such occurrence.

The Maximum Death Benefit may, under certain circumstances, curtail the flexibility that the policy affords you.  For example, the policy's Cash Value may increase at a rate that outpaces the ratio of Cash Value to life insurance permitted under the Code.  In some instances, this situation may be addressed by increasing the Total Specified Amount of insurance so that the policy's ratio of Cash Value to life insurance is readjusted to comply with the Code definition.  If, however, an increase in the Specified Amount would cause the Death Benefit to exceed the Maximum Death Benefit, then this method of achieving compliance with the Code definition of life insurance may not be available to you.

We may increase your policy's Maximum Death Benefit if doing so would not be unfairly discriminatory or prohibited by state law.  If the policy's Maximum Death Benefit is increased, we will reissue the Policy Data Page with the revised Maximum Death Benefit.

Incontestability

We will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for 2 years from the Policy Date, and, in some states, within 2 years from a reinstatement date.  For any change in Total Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for 2 years from its effective date, and, in some states, within 2 years from a subsequent reinstatement date.

We will not contest a policy after a change in the Insured pursuant to the Change of Insured Rider after it has been In Force during the new Insured's lifetime for 2 years from the Change Date, and in some states, within 2 years from a reinstatement date.

The incontestability period in some states may be less than 2 years.

Suicide

If the Insured dies by suicide, while sane or insane, within 2 years from the Policy Date or reinstatement date, we will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders.  Similarly, if the Insured dies by suicide, while sane or insane, within 2 years from the date we accept an application for an increase in the Total Specified Amount, we will pay no more than the Death Benefit associated with insurance that has been In Force for at least 2 years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in the Total Specified Amount that has been In Force for a shorter period.

If the Insured dies by suicide, while sane or insane, within 2 years from the effective date of a change of Insured (pursuant to the terms of the Change of Insured Rider, if elected and invoked), we will pay no more than the Cash Value as of the Change Date, plus any Premium paid since such date, less any Indebtedness, and less any partial surrenders.

The suicide period in some states may be less than 2 years.

If the policy was issued pursuant to an exchange under Section 1035 of the Code, and the Insured dies by suicide within 2 years of the Policy Date, we will pay a Death Benefit equal to the lesser of: (a) the amount of insurance under the exchanged policy as of the Policy Date; or (b) the Total Specified Amount of this policy.  This provision only applies if the exchanged policy was originally issued more than 2 years prior to the Policy Date of this policy.

Policy Maturity

Generally

If the policy is In Force on the Maturity Date, coverage will automatically be extended until the Insured's date of death unless you request otherwise.  Refer to the "Extending Coverage Beyond the Maturity Date" section below for additional information.

If the policy is In Force and you elect not to extend coverage beyond the Maturity Date, we will pay the maturity Proceeds to you, generally, within 7 days after we receive your written request at our Service Center .  However, the payment of Proceeds will be postponed, however, when: the NYSE is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed account.  The Proceeds will equal the policy's Cash Value minus any Indebtedness.  The Proceeds will be paid directly to you in a lump sum, unless you elect to leave the Proceeds on deposit with us, or an affiliate in an interest-bearing account.  After we pay the Proceeds, the policy is terminated.

The primary purpose of Maturity Date coverage extension is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of your cost basis if the maturity Proceeds are paid to you.  See, "Surrendering the Policy; Maturity," sub-section in the "Taxes" section of this prospectus for additional information.

Assuming you have no outstanding loans on the Maturity Date, and no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds on the Maturity Date.  However, because the loan interest rate charged may be greater than loan interest credited, if you have an outstanding loan on or after the Maturity Date, Proceeds after the Maturity Date may be less than the Proceeds on the Maturity Date.

Extending Coverage Beyond the Maturity Date

This policy may not qualify as life insurance under federal tax law after the Maturity Date.  Extending coverage beyond the Maturity Date may not provide more favorable tax treatment than otherwise applicable to the maturity Proceeds.  If you do not elect to receive the maturity Proceeds on the Maturity Date, your coverage will automatically be extended.  You should consult with a qualified tax advisor before coverage is extended beyond the Maturity Date.

After the Maturity Date, the policy will operate the same as it did prior to the Maturity Date except as follows:

•	the Total Specified Amount will be changed to the Cash Value on the Maturity Date and increases or decreases to the Total Specified Amount will not be permitted;

•	Death Benefit Option Two and Death Benefit Option Three will be changed to Death Benefit Option One where the Total Specified Amount equals the Cash Value;

•	100% of the policy's Cash Value will be transferred to the fixed account;

•	no additional Premium payments will be permitted;

•	no additional periodic policy charges will be deducted; and

•	the Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code.

Payment of Policy Proceeds

Normally, we will make a lump sum payment of policy Proceeds within 7 days of the date we receive your written request at our Service Center .  We will postpone payment of Proceeds on days that we are unable to price Accumulation Units and we may delay payment of Proceeds allocated to the fixed account as permitted by state law (see "Valuation of Accumulation Units" earlier in this prospectus).  You, or the Beneficiary, may also elect to leave the Proceeds on deposit with us (or our affiliate) in an interest-bearing checking account.

In order for us to pay the Death Benefit Proceeds, we require that the Beneficiary submit proof of death for the Insured, a completed claim form that we provide, and any other information that we may reasonably require to establish the interest of the Beneficiary(ies).

Taxes

The tax treatment of life insurance policies under the Internal Revenue Code is complex and the tax treatment of your policy will depend on your particular circumstances.   Seek competent tax advice regarding the tax treatment of the policy given your situation.  The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions.  It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.

Types of Taxes

Federal Income Tax.  Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded.  Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable.  These expenditures are called deductions.  While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment of life insurance.

Federal Transfer Tax.  In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).

The federal gift tax is imposed on the value of the property (including cash) transferred by gift.  Each donor is allowed to exclude an amount per recipient from the value of present interest gifts.  In addition, each donor is allowed a credit against the tax on the first million dollars in lifetime gifts (calculated after taking into account the applicable exclusion amount).  An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.  Unlike the estate tax, the gift tax is not scheduled to be repealed.

In general, in 2011 and 2012, an estate of less than $5,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability.  After 2012, the size of estates that will not incur an estate tax is set to revert to $1 million.  However, it is possible that new tax legislation will be introduced and passed that may make further changes to the estate tax for 2013 and beyond.  Those changes could include changing the threshold at which an estate would pay a federal estate tax and changing the tax rates applicable to such estates.

Under prior law, which is expected to continue if an estate tax is reimposed after 2012 , an unlimited marital deduction is available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

If the transfer is made to someone 2 or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT").  The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.  The GSST is imposed at a flat rate equal to the maximum estate tax rate, subject to any applicable exemptions.  As with the estate tax, the GSTT was repealed for 2010; however, unless Congress acts to make that repeal permanent, the GSTT is scheduled to be reinstated on January 1, 2013 at a rate of 45%.

State and Local Taxes.  State and local estate, inheritance, income, franchise and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary (including states of incorporation or states in which you or your beneficiary do business).  While these taxes may or may not be substantial in your case, state by state differences of these taxes preclude a useful description of them in this prospectus.

Buying the Policy

Federal Income Tax.  Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.

Federal Transfer Tax.  Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner) .    Gifts are not generally included in the recipient's taxable income.   If you (whether or not you are the insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax.

If an entity, such as a corporation, pays the premium on a life insurance policy that is owned by someone else, such as an employee or a shareholder, all or a portion of the premium payment may be taxable to the owner of the policy (e.g., as compensation or as a dividend, depending on the circumstances and relationship of the parties).

Investment Gain in the Policy

The income tax treatment of changes in a policy's cash value depends on whether the policy is "life insurance" under the Code.  If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in your taxable income for federal income tax purposes unless it is distributed to you before the death of the insured.

To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code.

Diversification.  In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified.  Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS.  If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.

We will monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.

Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment.  The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment.  The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

Based on the above, the policy should be treated as life insurance for federal income tax purposes.

Periodic Withdrawals, Non-Periodic Withdrawals, and Loans

The tax treatment described in this section applies to withdrawals and loans, premiums we accept but then return to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.

The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts.  If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums.  If the policy is not issued as a modified endowment contract, we will monitor it and advise you if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract.  It is only with your written authorization that we will permit your policy to become a modified endowment contract .  Otherwise, we will reject the requested action or refund any premium paid in excess of the modified endowment limits.

Depending on your circumstances, the use of the cash value of the policy to pay for the cost of any rider added to the base policy, could be treated as a distribution, and would be subject to the rules described below.  You should seek competent tax advice regarding the tax treatment of the addition of any rider to your policy, based on your individual facts and circumstances.

When the Policy is Life Insurance that is a Modified Endowment Contract.  Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first 7 years exceed the amount that would have been paid if the policy provided for paid up benefits after 7 level annual premiums.  Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.

All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts.  Under these special rules, such transactions are taxable to the extent that at the time of the transaction the cash value of the policy exceeds the "investment in the contract" (generally, the net premiums paid for the policy).  In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

When the Policy is Life Insurance that is NOT a Modified Endowment Contract.  If the policy is not issued as a modified endowment contract, we will monitor premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.

Distributions from life insurance policies that are not modified endowment contracts generally are treated as being first from the investment in the contract, and then from the income in the policy.  Because premium payments are generally nondeductible, distributions not in excess of investment in the contract are generally not includible in income; instead, they reduce the owner's investment in the contract.

However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in death benefits may still be fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code.  You should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.

In addition, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the policy owner's lifetime.  Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

Surrendering the Policy; Maturity

A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse tax consequences.  If the amount received (or deemed to be received upon maturity) plus total policy indebtedness exceeds the investment in the contract, then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract.  In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed at surrender.

The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes.  Although we believe that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue.  You should consult with your qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.

Additional Medicare Tax

The 2010 Health Care Act added Section 1411 to the Code, which imposes an additional tax of  3.8% on certain unearned income of individuals, trusts and estates, for tax years commencing after December 31, 2012.  The additional tax will apply to the lesser of (a) the taxpayer’s net investment income and (b) the excess of the taxpayer’s modified adjusted gross income over a threshold amount (the threshold amount is $250,000 in the case of a joint return or surviving spouse; $125,000 in the case of a married individual filing a separate return; and $200,000 in any other case).  "Net investment income" is equal to the sum of (i) gross income from interest, dividends, annuities, royalties, and rents (other than income derived from any trade or business to which the tax does not apply), (ii) other gross income derived from any business to which the tax applies, and (iii) net gain (to the extent taken into account in computing taxable income) attributable to the disposition of property other than property held in a trade or business to which the tax does not apply, less (iv) deductions properly allocable to such income.  Although no official guidance has been provided, it appears that any amounts that are treatable as taxable distributions when they are paid from a life insurance policy would be included in the computation of net investment income.

Sale of a Life Insurance Policy

If a life insurance policy is sold for a gain, all or a portion of the gain will be treated as ordinary income.  In Revenue Ruling 2009-13, the IRS concluded that the amount of gain realized from the sale of a life insurance policy is equal to the amount received (which can include relief from, or assumption of, debt) over the policy owner’s basis in the policy.  The portion of the gain that is equal to the excess of the cash surrender value over the "investment in the contract" would be treated as ordinary income; any additional gain would be short or long-term capital gain, depending on the holding period.

The ruling also concluded that the amount of gain resulting from the sale of a life insurance policy is equal to the excess of the amount received over the policy owner’s basis in the policy (the investment in the contract reduced by the cost of insurance previously paid out of the cash value).  Consequently, selling a life insurance policy may result in more gain than surrendering a life insurance policy for the same amount.

Exchanging the Policy for Another Life Insurance Policy

Generally, policy owners wil l be taxed on amounts received in excess of premium payments when the policy is completely surrendered in full.  If, however, the policy is exchanged for another life insurance policy, modified endowment contract, or annuity contract, the transaction will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035.  To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy.  Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.

If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable.  Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.

Taxation of Death Benefits

Federal Income Tax.  The death benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code.  However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary's gross income when it is paid.

The payout option selected by your beneficiary may affect how the payments received by the beneficiary are taxed.  Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income.  For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit.  Your beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.

Federal Estate Tax.  The death benefit is generally includible in the estate of the insured if either (a) the death benefit is paid to, or for the benefit of, the insured’s estate, or (b) at any time during the 3 year period ending with the insured’s death, the insured had an "incident of ownership" in the policy.  The regulations define an incident of ownership as any right of the insured or the estate of the insured to the economic benefits of the policy. Examples include the power to change the beneficiary, to surrender or cancel the policy, to assign the policy, to revoke an assignment, to pledge the policy for a loan, or to obtain from the insurer a loan against the surrender value of the policy.

Special federal income tax considerations for life insurance policies owned by employers.  Sections 101(j) and 6039I o f the Code provide special rules regarding the tax treatment of death benefits that are payable under insurance policies owned by the employer of the insured.  These provisions are generally effective for life insurance policies issued after August 17, 2006.  If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j).  Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.

Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policy owner for the policy.  Consequently, under this general rule, the entire death benefit, less the cost to the policy owner, will be taxable.  Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.

There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied. First, if proper notice and consent are given and received, and if the insured was an employee at any time during the 12-month period before the insured's death, then Section 101(j) would not apply.

Second, if proper notice and consent are given and received and, at the time that the policy is issued, and the insured is either a director, a "highly compensated employee" (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a "highly compensated individual" (within the meaning of Section 105(h)(5), except "35%" is substituted for "25%" in paragraph (C) thereof), then Section 101(j) would not apply.

Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained).  Proper recordkeeping is also required by this section.

It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I.  If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received.  If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.

Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes.   When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within 3 years of death.  An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.

If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT.  Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.

If the policy owner is not the insured or a beneficiary, payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.

Terminal Illness – Policies Owned by or for the Benefit of Individuals

Certain distributions made under a policy on the life of a "terminally ill individual" or a "chronically ill individual," as those terms are defined in the Code, are treated as death proceeds (see, "Taxation of Death Benefits").

Special Considerations for Corporations

Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies.  In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes.  In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

Due to the complexity of these rules, and because they are affected by your facts and circumstances, you should consult with legal and tax counsel and other competent advisors regarding these matters.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations.  These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company.  Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid.  Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted.  Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.

Business Uses of the Policy

The life insurance policy may be used in various arrangements, including, split dollar insurance plans, executive bonus plans, and others.  The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement.  The IRS has also recently issued new guidance on split dollar insurance plans.  Therefore, if you are contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax advisor as to tax attributes of the arrangement.

Non-Resident Aliens and Other Persons Who are not Citizens of the United States

Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy.  In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.

In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.

If you are a non-resident alien, or a resident alien, or if any of your beneficiaries (including your spouse) are not citizens of the United States, you should confer with a competent tax advisor with respect to the tax treatment of this policy.

If you, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States.  The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the Death Benefit, or other distributions and/or ownership of the policy.

Withholding and Information Reporting

Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding.  Generally, the recipient may elect not to have the withholding taken from the distribution.  We will withhold income tax unless you advise us, in writing, of your request not to withhold.  If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

A distribution of income from a life insurance policy may be subject to mandatory backup withholding.  Mandatory backup withholding means that we are required to withhold taxes on a distribution, at the rate established by Section 3406 of the Code, and the recipient cannot elect to receive the entire distribution at once.  Mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that backup withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

•	the value each year of the life insurance protection provided;

•	an amount equal to any employer-paid premiums;

•	some or all of the amount by which the current value exceeds the employer’s interest in the policy; and/or

•	interest that is deemed to have been forgiven on a loan that is deemed to have been made by the employer.

Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

Taxes and the Value of Your Policy

For federal income tax purposes, a separate account is not a separate entity from the company.  Thus, the tax status of the separate account is not distinct from our status as a life insurance company.  Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of accumulation units.  As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

At present, we do not expect to incur any federal income tax liability that would be chargeable to the accumulation units.  Based upon these expectations, no charge is being made against your accumulation units for federal income taxes.  If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for these taxes.

We may also incur state and local taxes (in addition to those described in the P remium T axes section ) in several states.  At present, these taxes are not significant.  If they increase, however, charges for such taxes may be made that would decrease the value of your accumulation units.

Tax Changes

The foregoing is a general discussion of various tax matters pertaining to life insurance policies.  It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.  You should consult with your independent legal tax and/or financial advisor.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised.  The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies.  For example the "FY 2013 , Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies.  No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein.  Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities.  It is reasonable to believe that such proposals, and future proposals, may be enacted into law.  The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters.  In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively.  There is no way of predicting if, when, or to what extent any such change may take place.  We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

Nationwide Life Insurance Company

We are a stock life insurance company organized under Ohio law.  We were founded in March, 1929 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215.  We provide long-term savings products by issuing life insurance, annuities and other retirement products.

Nationwide VLI Separate Account–4

Organization, Registration and Operation

Nationwide VLI Separate Account-4 is a separate account established under Ohio law.  We own the assets in this account and we are obligated to pay all benefits under the policies.  We may use the separate account to support other variable life insurance policies that we issue.  The separate account is registered with the SEC as a unit investment trust under the

Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.

The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds.  We buy and sell the mutual shares at their respective NAV.  Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.

Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses.  Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of our other assets.  The separate account's assets are held separately from our other assets and are not part of our general account.  We may not use the separate account's assets to pay any of our liabilities other than those arising from the policies.  We will hold assets in the separate account equal to its liabilities.  For the purposes of federal securities laws, the separate account is, and will remain, fully funded at all times.  The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

We do not guarantee any money you place in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund.  You could lose some or all of your money.

Addition, Deletion or Substitution of Mutual Funds

Where permitted by applicable law, we reserve the right to:

•	remove, combine, or add Sub-Accounts and make new Sub-Accounts available;

•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;

•	transfer assets supporting the policies from 1 Sub-Account to another, or from 1 separate account to another;

•	combine the separate account with other separate accounts, and/or create new separate accounts;

•	deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act or as any other form permitted by law; and

•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

We reserve the right to make other structural and operational changes affecting this separate account.

We will notify you if we make any of the changes above.  Also, to the extent required by law, we will obtain the required orders, approvals and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC).

Substitution of Securities. Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

The substitute mutual fund may have different fees and expenses.  Substitution may be made with respect to existing investments or the investment of future Premium, or both.  We may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in our sole discretion.  The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

Deregistration of the Separate Account. Nationwide may deregister Nationwide VLI Separate Account-4 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Nationwide VLI Separate Account-4.

Voting Rights

Although the separate account owns the mutual fund shares, you are the beneficial owner of those shares.  When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, we will vote the separate account's shares only as you instruct.

When a shareholder vote occurs, you will have the right to instruct us how to vote.  The weight of your vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value you have allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund).  We will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.

Legal Proceedings

Nationwide Life Insurance Company

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members.  On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval.  The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members.  On February 28, 2011, the Court in the Gwin case entered an Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification.  On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NRS and NLIC seeking indemnification.  These claims seeking indemnification remain severed.   On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment.   On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC.  On December 31, 2011, the Court denied the Company’s motion to certify this order for an interlocutory appeal.  NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.   In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees.  On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009".  On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification.  On October 21, 2010, the District Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009 and remanded the case back to the District Court for further consideration.  The plaintiffs have renewed their motion for class certification.  On March 30, 2012, the Company filed its brief in opposition to the class certification motion.  NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company .  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period.  The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies.  The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief.  NLIC filed a motion to dismiss the complaint on July 23, 2010.  NLIC filed a motion to disqualify the proposed class representative on August 27, 2010.  Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010.   On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice.  In other non-Nationwide cases, plaintiff’s counsel has re-filed actions.  The Company will continue to monitor developments, but will conclude this matter.

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.   The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determined that the Plan was governed by ERISA, then Plaintiffs sought to represent a class of "All natural persons in the U.S. who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  If the Court determined that the Plan was not governed by ERISA, then the Plaintiffs sough to represent a class of " All natural persons in the U.S. who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  The First Amended Complaint alleged ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo.  The First Amended Complaint asked for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.   On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint.   On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint.  On November 25, 2011 the District Court entered an Order granting NACo's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case.  On December 27, 2011, the plaintiffs filed a notice of appeal.  The parties have agreed to resolve the dispute on an individual basis and as part of that settlement will not pursue any further appeal.   The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v. NLIC and NRS.   The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006.  On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri.  On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies’ motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court.  On June 28, 2011, the Companies’ application to the Missouri Supreme Court to hear a further appeal was denied.  On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%.  On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v.   Nationwide Mutual Insurance Company and Nationwide Life Insurance Company .

The complaint alleges that Nationwide has an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that Nationwide is not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring Nationwide to conduct such a review, and alleges Nationwide has violated the covenant of good faith and fair dealing and has been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.  Nationwide removed the case to federal court on July 6, 2011.  Plaintiffs filed a motion to remand to state court on August 8, 2011.  On October 26, 2011, the Northern District of Ohio remanded the case to Ohio State court.  Nationwide appealed the order to remand on November 4, 2011.  Including Andrews, there are four similar class actions in Ohio: two against Western & Southern; one against Cincinnati Life.  At the case management conference on November 21, 2011, the State Court ordered Plaintiffs to file an opposition to the motion to dismiss that Nationwide filed in federal court.  Plaintiffs filed their opposition to Nationwide’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The court issued its opinion on January 23, 2012.  On January 30, 2012, plaintiffs filed their appeal.

The general distributor, Nationwide Investment Services Corporation, is not engaged in litigation of a material nature.

Financial Statements

The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VLI Separate Account-4 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries.  You may obtain a copy of the SAI FREE OF CHARGE by contacting our Service Center .  Please consider the consolidated financial statements of the company and subsidiaries only as bearing on our ability to meet the obligations under the policy.  You should not consider the consolidated financial statements of the company as affecting the investment performance of the assets of the separate account.

Appendix A: Sub-Account Information

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:

FF:         The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.  Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class A
This sub-account is only available in policies issued before December 31, 2012
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
This sub-account is only available in policies issued before December 31, 2012
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Funds Insurance Series - Asset Allocation Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.

American Funds Insurance Series - Bond Fund: Class 2
This sub-account is only available in policies issued before December 31, 2012
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to maximize current income and preserve capital by investing primarily in fixed-income securities.

American Funds Insurance Series - Global Small Capitalization Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term growth of capital by investing primarily in stocks of smaller companies located around the world.

American Funds Insurance Series - Growth Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term growth of capital by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

American Funds Insurance Series - International Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term growth of capital by investing primarily in common stocks of companies based outside the United States.

BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Core V.I. Fund: Class II
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:
The investment objective of the Fund is to seek high total investment return (i.e. the combination of capital appreciation (from increases or decreases in the market value) and current income (from interest or dividends).

Davis Variable Account Fund, Inc. - Davis Value Portfolio
Investment Advisor:	Davis Selected Advisors, L.P.
Sub-advisor:	Davis Selected Advisors - NY, Inc.
Investment Objective:	Long-term growth of capital.

Delaware VIP Trust - Delaware VIP Emerging Markets: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The Series seeks long-term capital appreciation.

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth.

DWS Variable Series II - DWS Dreman Small Mid Cap Value VIP: Class B
Investment Advisor:	Deutsche Investment Management Americas Inc.
Sub-advisor:	Dreman Value Management L.L.C.
Investment Objective:	Long-term capital appreciation.

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Mutual Global Discovery Securities Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.

Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT Growth Opportunities Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. High Yield Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return, comprised of current income and capital appreciation.

Invesco - Invesco V.I. International Growth Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco Van Kampen V.I. Growth and Income Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek long-term growth of capital and income.

Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series I
This sub-account is only available in policies issued before December 31, 2011
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.

Ivy Funds Variable Insurance Portfolios, Inc. - Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks capital growth with a secondary objective of current income.

Ivy Funds Variable Insurance Portfolios, Inc. - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks a high level of current income and capital when consistent with its primary objective as a secondary objective.

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide growth of investment.

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	Total return through a combination of capital appreciation and current income.

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital growth.

Janus Aspen Series - Balanced Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Perkins Mid Cap Value Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Sub-advisor:	Perkins Investment Management LLC ("Perkins")
Investment Objective:	Capital appreciation.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.

Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Small Cap Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Advisors, LLC
Investment Objective:	The fund seeks long-term growth of capital.

Lincoln Variable Insurance Products Trust - LVIP Baron Growth Opportunities Fund: Service Class
This sub-account is only available in policies issued before December 31, 2011
Investment Advisor:	Lincoln Investment Advisors Corporation (LIA)
Sub-advisor:	BAMCO, Inc.
Investment Objective:	Capital appreciation.

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Research International Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This sub-account is only available in policies issued before December 31, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
This sub-account is only available in policies issued before December 31, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:
The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class V
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Neuberger Berman Advisers Management Trust - AMT Large Cap Value Portfolio: Class I (formerly, Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class)
This sub-account is only available in policies issued before December 31, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Mid Cap Intrinsic Value Portfolio: Class I (formerly, Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: I Class)
This sub-account is only available in policies issued before December 31, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
This sub-account is only available in policies issued before December 31, 2012
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:
Seeks maximum real return consistent with preservation of capital and prudent investment management.  The portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class Shares of the Underlying PIMCO Funds

Designation: FF

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management.  The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum real return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as option, futures contracts or swap agreements.

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class I
This sub-account is only available in policies issued before December 31, 2012
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Long-term growth of capital.

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation.

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LLC
Investment Objective:	Long-term capital growth.
Designation: FF

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Investment Advisor:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio
Investment Advisor:	T. Rowe Price Investment Services
Investment Objective:	Long-term growth of capital primarily in the common stocks of growth companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Personal Strategy Balanced Portfolio
Investment Advisor:	T. Rowe Price Investment Services
Investment Objective:	Seeks capital appreciation and income from stocks and bonds.

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Seeks a high level of current income consistent with moderate fluctuations in principal value.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.

The Universal Institutional Funds, Inc. - Growth Portfolio: Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Discovery Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

Appendix B: Definitions
Accumulation Unit – The measure of your investment in, or share of, a Sub-Account. Initially, we set the Accumulation Unit value at $10 for each Sub-Account.
Attained Age – A person's Issue Age on the Policy Date plus the number of full years since the Policy Date.
Base Specified Amount – The amount of insurance coverage you select under the policy, excluding any Rider Specified Amount.  The Death Benefit will equal or exceed this amount unless you request a decrease in the Base Specified Amount or take a partial surrender.

Beneficiary – The person or legal entity that the Death Benefit is paid to upon the Insured's death.
Cash Surrender Value – The amount payable to the policy owner upon a full surrender of the policy. This amount is equal to the Enhanced Cash Value, minus Indebtedness and outstanding policy charges.
Cash Value – The total of the Sub-Accounts you have chosen, which will vary with Investment Experience, and the policy loan and fixed account, to which interest will be credited daily.  We will deduct partial surrenders and the policy's periodic charges from the Cash Value.

Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount we pay upon the Insured's death, before deduction of any outstanding Indebtedness or any due and unpaid policy charges.
Enhanced Cash Value – The sum of the policy's Cash Value plus the Enhancement Benefit, if applicable.
Enhancement Benefit – An additional amount added to the policy's Cash Surrender Value upon a full surrender of the policy during the first 6 policy years, provided the qualifying conditions have been satisfied.

Excess Premium – Any Premium applied to the policy that is not considered Target Premium.
Grace Period – A 61 day period after which the policy will Lapse if you do not make a sufficient payment.
Home Office – Our Home Office is located at One Nationwide Plaza, Columbus, Ohio 43215.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life we insure under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their last birthday on or before the Policy Date.
Lapse – The policy terminates without value.
Maturity Date – The policy anniversary on which the Insured reaches Attained Age 100.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide, us, we, our or the Company – Nationwide Life Insurance Company.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.

Net Asset Value (NAV) – The price each share of a mutual fund in which a Sub-Account invests.  It is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding.  We use NAV to calculate the value of Accumulation Units.  NAV does not reflect deductions we make for charges we take from Sub-Accounts.

Net Premium – The amount of Premium applied to the policy after the deduction of the Percent of Premium Charge.
Policy Data Page(s) – The Policy Data Page contains more detailed information about the policy, some of which is unique and particular to the owner, the Beneficiary and the Insured.  The charges shown on the Policy Data Page reflect the guaranteed maximum policy charges, which may not be the amount actually charged.  Please request an illustration for specific information about charges applicable to your particular policy.

Policy Date – The date the policy takes effect as shown on the Policy Data Page. Policy years and months are measured from this date.
Policy Proceeds or Proceeds – The amount payable upon termination of the policy. Policy Proceeds may constitute the Death Benefit, the Maturity Proceeds, or the Cash Surrender Value upon a full surrender of the policy.

Premium – The amount of money you pay to begin and continue the policy.
Rider – An optional benefit you may purchase under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
Rider Specified Amount – The amount of insurance coverage under the Supplemental Insurance Rider.
SEC – The Securities and Exchange Commission.
Section 1035 – The Code section describing an exchange between a life insurance policy and/or an annuity contract.
Service Center –   The department of Nationwide responsible for receiving all service and transaction requests relating to the policy.  For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is our mail and document processing facility.  For service and transaction requests communicated by telephone, the Service Center is our operations processing facility.  Information on how to contact the Service Center is in the "Contacting the Service Center" provision.

Sub-Accounts – The mechanism we use to account for your allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and smoking habits of the Insured.  Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors).  The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher cost of coverage.

Target Premium – The maximum amount of Premium you may pay to purchase Base Specified Amount under Section 7702A of the Code and still have the policy treated as a life insurance contract for federal tax purposes.  This is the maximum Premium that you may pay based on the "7-Pay method", which determines the limits on Premium payments in each of the first 7 policy years.  The actual amount is based on numerous factors which include the Issue Age of the Insured, Substandard Ratings (if any), and an adjustment for any Premium exchanged into the policy under Section 1035 of the Code.

Total Specified Amount – The sum of the Base Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which we determine the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of trading on the NYSE .
You, your or the policy owner or owner – The person or entity named as the owner in the application, or the person or entity assigned ownership rights.

Appendix C: Factors Used in Calculating the Enhancement Benefit

The tables below show the current factors used to calculate the Enhancement Benefit for the first and last month of each policy year.  The actual calculation will depend on the month the policy is surrendered because all factors decrease monthly during a policy year except for the first policy year.  Policy owners may, free of charge, request a calculation of their current Enhancement Benefit by contacting our Service Center .

Enhancement Benefit Factors for Modified Endowment Contracts
	Base Policy Enhancement Percentage		Rider Enhancement Percentage		Enhancement Cap Percentage
Policy Year	Month 1	Month 12	Month 1	Month 12
1	4.70%	4.70%	3.70%	3.70%	140%
2	4.64%	3.94%	3.65%	3.09%	140%
3	3.84%	2.70%	3.01%	2.10%	140%
4	2.60%	1.53%	2.02%	1.18%	140%
5	1.45%	0.61%	1.12%	0.46%	145%
6	0.56%	0.00%	0.42%	0.00%	140%
7+	0.00%	0.00%	0.00%	0.00%	0%

Enhancement Benefit Factors for Non-Modified Endowment Contracts
	Base Policy Enhancement Percentage		Rider Enhancement Percentage		Enhancement Cap Percentage
Policy Year	Month 1	Month 12	Month 1	Month 12
1	10.28%	13.35%	4.05%	4.60%	140%
2	13.14%	10.82%	4.52%	3.61%	140%
3	10.54%	7.50%	3.50%	2.25%	140%
4	7.22%	4.19%	2.17%	1.30%	140%
5	3.97%	1.63%	1.24%	0.59%	145%
6	1.49%	0.00%	0.54%	0.00%	140%
7+	0.00%	0.00%	0.00%	0.00%	0%

Using the factors available in the tables above, here is an example of how an Enhancement Benefit would be calculated.

In this example, we will assume the following:

A surrender is requested in the last month of policy year 2 .
The policy is a non-modified endowment contract.
The Cash Value is $200,000.
The Base Specified Amount Allocation (as a percentage of the Total Specified Amount) is 75%.
The Rider Specified Amount Allocation (as a percentage of the Total Specified Amount) is 25%.
The Total Percent of Premium Charge Paid is $15,250.

Using these assumptions, the Enhancement Benefit, capped by the Enhancement Cap, is calculated as follows:

Enhancement Percentage x Cash Value

Where: Enhancement Percentage = (Base Specified Amount Allocation x Base Enhancement Percentage) + (Rider Specified Amount Allocation x Rider Enhancement Percentage) = (0.75 x 10.82%) + (0.25 x 3.61%) = 9.0175%

= 9.0175% x $200,000 = $18,035.00

Enhancement Cap = Enhancement Cap Percentage x Total  Percent of Premium Charge Paid

= 140 % x $15,250 = $ 21,350.00

Since $18,035.00 is less than the $ 21,350.00 Enhancement Cap, the Enhancement Benefit here is $18,035.00

Appendix D: Examples of Policy Charge Blending

The tables and the calculations below show examples of how actual charges would be determined using a sample policy assuming the following:

The policy is in policy year 3 .
The Total Specified Amount is $1,000,000.00
The Total Specified Amount is allocated 80% to Base Specified Amount and 20% to Rider Specified Amount. Therefore, the Base Specified Amount Allocation is 80% and Rider Specified Amount Allocation is 20%.

In each table, the first column after the "Policy Year" column shows charges associated with the base policy, the second column shows charges associated with the Supplemental Insurance Rider and the third column shows how those charges will be "blended" with an election of the Supplemental Insurance Rider. The "blending" calculates charges based on a weighted average of the Base Specified Amount and Rider Specified Amount.  To determine weighed average, the charge amount attributed to base policy charges and rider charges are independently multiplied by their respective allocations and the result of each is added together to achieve the total charge assessed.

All of the tables and calculations examples use the current charges as disclosed in the "In Summary: Fee Tables" section of the prospectus. If maximum charges were used in these examples, the charges would be higher.

Percent of Premium Charge: Deducted from Each Premium Paid
Policy Year	Target Premium Charge	Excess Premium Charge	80%/20% Charge Blend
1	10.00%	4.00%	8.80%
2	8.00%	3.00%	7.00%
3	6.00%	2.00%	5.20%
4	4.00%	2.00%	3.60%
5	2.00%	2.00%	2.00%

Using the charges in the table above and the assumptions in the example listed above, here is how the total Percent of Premium Charge is calculated.

Total percent of Premium Charge
= [(Base Specified Amount Allocation) x (Target Premium Charge)] +
[(Rider Specified Amount Allocation) x (Excess Premium Charge)]
= [(0.80) x (0.06)] + [(0.20) x (0.02)]
= [(0.048)] + [(0.004)]
= 0.052 or 5.20% of Premium received during the policy year.

Specified Amount Charge: Deducted Monthly from Cash Value
Policy Year	Base Specified Amount Charge	Rider Specified Amount Charge	80%/20% Charge Blend
1	$80.00	$20.00	$68.00
2	$80.00	$20.00	$68.00
3	$80.00	$20.00	$68.00
4	$80.00	$20.00	$68.00
5	$80.00	$20.00	$68.00

Using the charges in the table above and the assumptions in the example listed above, here is how the Specified Amount charge is calculated.

Specified Amount Charge Per Month
= [(Base Specified Amount Allocation) x (Base Specified Amount Charge)] + [(Rider Specified Amount Allocation) x (Rider Specified Amount Charge)]
= [(0.80) x ($80.00)] + [(0.20) x ($20.00)]
= [($64.00)] + [($4.00)]
= $68.00 deducted monthly from Cash Value.

Cost of Insurance Charge based on Issue Age of 45: Deducted Monthly from Cash Value*
Policy Year	Base Cost of Insurance	Rider Cost of Insurance	80%/20% Charge Blend
1	0.08689	0.04033	0.07758
2	0.10017	0.04698	0.08953
3	0.11223	0.05474	0.10073
4	0.12556	0.06377	0.11320
5	0.18135	0.07430	0.15994
*Cost of Insurance charge rates change each policy year based on the increasing age of the Insured.

Using the charges in the table above and the assumptions in the example listed above, here is how the Cost of Insurance Charge is calculated.

Cost of Insurance Charge
= [(Base Specified Amount Allocation) x (Base Cost of Insurance Charge)] + [(Rider Specified Amount Allocation) x (Rider Cost of Insurance Charge)]
= [(0.80) x (0.11223)] + [(0.20) x (0.05474)]
= [(0.089784)] + [(0.010948)]
= 0.10073 per $1,000 of Net Amount At Risk.

Outside back cover page

To learn more about this policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net cash surrender values, and cash values, and to request other information about this policy please call our Service Center at 1-877- 351- 8808 (TDD: 1-800-238-3035) or write to us at Nationwide Life Insurance Company, Nationwide Business Solutions Group , One Nationwide Plaza, 1-11-401, Columbus, OH, 43215-2220.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy.  Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-08301.

Securities Act of 1933 Registration File No. 333-169879.

sai.htm
Nationwide VLI Separate Account-4
(Registrant)

Nationwide Life Insurance Company
(Depositor)

Nationwide Business Solutions Group
One Nationwide Plaza, 1-11- 401
Columbus, OH 43215-2220
1-877-351-8808
TDD: 1-800-238-3035

STATEMENT OF ADDITIONAL INFORMATION

Flexible Premium Adjustable Variable Universal Life Insurance Policies

This Statement of Additional Information ("SAI'') contains additional information regarding the flexible premium adjustable variable universal life insurance policy offered by Nationwide Life Insurance Company ("Nationwide").  This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2012 and the prospectuses for the mutual funds.  The prospectus is incorporated by reference in this SAI.  A copy of these prospectuses may be obtained FREE OF CHARGE by writing or calling us at our Service Center .

The date of this Statement of Additional Information is May 1, 2012.

Nationwide Life Insurance Company

We are a stock life insurance company organized under the laws of the State of Ohio in March 1929 with our Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  We provide life insurance, annuities and retirement products.  We are admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $ 154 .7 billion as of December 31, 2011 .

Nationwide VLI Separate Account-4

Nationwide VLI Separate Account-4 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans.  We established the separate account on December 3, 1987 pursuant to Ohio law.  Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise our management or the management of the variable account. We serve as the custodian of the assets of the variable account.

Nationwide Investment Services Corporation (NISC)

The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold.  Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority ("FINRA").

1

Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 35% of the Premium.  After the first policy year, we pay gross renewal commissions on the sale of the policies provided by NISC that will not exceed 15% of actual premium payment.

We paid no underwriting commissions to NISC for this separate account for the last three years.

Services

We have responsibility for administration of the policies and the variable account.  We also maintain the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.

We are the custodian of the assets of the variable account.  We will maintain a record of all purchases and redemption of shares of the mutual funds.  We or our affiliates may have entered into agreements with either the investment adviser or distributor for the mutual funds.  The agreements relate to administrative services we or our affiliate furnish.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  We also act as a limited agent for the fund for purposes of accepting the trades.  For these services the funds agree to pay us an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

We take these anticipated fee payments into consideration when determining the expenses necessary to support the policies.  Without these payments, policy charges would be higher.  Only those funds that agree to pay us a fee will be offered in the policy.  Generally, we expect to receive somewhere between 0.10% to 0.55% (an annualized rate of the daily net assets of the variable account) from the funds offered in the policies.  What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company.

Independent Registered Public Accounting Firm

The financial statements of Nationwide VLI Separate Account-4 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Underwriting Procedure

We underwrite the policies issued through Nationwide VLI Separate Account-4.  The policy's cost of insurance depends upon the Insured's Issue Age, underwriting class, and the length of time the policy has been In Force.  The rates will vary depending upon tobacco use and other risk factors.  Monthly cost of insurance rates will not exceed those guaranteed in the policy.

Guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider under policies issued on a non-medical basis are based on (i) the 2001 Commissioners' Standard Ordinary 80% Male Mortality Table, (ii) Attained Age, (iii) Substandard Ratings, and (iv) tobacco distinct status.  Guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider under policies issued on a medical basis are based on (i) either (a) the 2001 Commissioners' Standard Ordinary 100% Male Mortality Table or (b) the 2001 Commissioners' Standard Ordinary 100% Female Mortality Table, (ii) Attained Age, (iii) Substandard Ratings, and (iv) tobacco distinct status. Guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider on substandard risks will equal the guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.

The underwriting class of an Insured may affect the cost of insurance rate.  There are three underwriting classes into which Insureds are placed, depending on the Insureds' mortality characteristics: Guaranteed Issue, Simplified Issue, and Regular Issue.  In an otherwise identical policy, an Insured in the Regular Issue underwriting class will have a lower cost of insurance than an Insured in the Guaranteed Issue or Simplified Issue underwriting class.

The rating class is determined using questionnaires, medical records, and physical exams, depending on the amount of insurance and the attributes of the Insured.  We may underwrite using short-form questionnaires or abbreviated medical evaluations.

Net Amount at Risk

The policy's cost of insurance is also dependent on the policy's Net Amount At Risk.  The Net Amount at Risk is allocated between coverage provided by the base policy and coverage provided by the Supplemental Insurance Rider.  The Net Amount At Risk for the base policy is the base policy Death Benefit minus the policy's Cash Value.  The Net Amount At Risk for the Supplemental Insurance Rider is the Rider Death Benefit (as described in the "Supplemental Insurance Rider" sub-section of the "Policy and Rider Charges" section of the prospectus).

2

Illustrations

Before you purchase this policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the proposed Insured's age and underwriting class, the Death Benefit option elected, Base Specified Amount, Total Specified Amount, planned periodic Premium and Riders requested.  The illustration will also demonstrate how the current charges associated with a particular policy may be reduced if the Supplemental Insurance Rider is elected.

Advertising

Rating Agencies.  Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us.  The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide.  The ratings are not intended to reflect the Investment Experience or financial strength of the variable account.  We may advertise these ratings from time to time.  In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies.  Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Money Market Yields. We may advertise the "yield" and "effective yield" for the money market Sub-Account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts.  We will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Please note that performance information is annualized.  However, if a Sub-Account has been available in the variable account for less than one year, the performance information for that Sub-Account is not annualized.  Performance information is based on historical earnings and is not intended to predict or project future results.

Additional Materials.  We may provide information on various topics to you and prospective policy owners in advertising, sales literature or other materials.

Tax Definition of Life Insurance

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes.  The two tests are referred to as the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test.  Both tests are available to flexible premium policies such as this one.

The tables that follow show, numerically, the requirements for each test.

3

Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value

Attained Age of Insured	Percentage of Cash Value	Attained Age of Insured	Percentage of Cash Value	Attained Age of Insured	Percentage of Cash Value
0-40	250%	61	128%	81	105%
41	243%	62	126%	82	105%
42	236%	63	124%	83	105%
43	229%	64	122%	84	105%
44	222%	65	120%	85	105%
45	215%	66	119%	86	105%
46	209%	67	118%	87	105%
47	203%	68	117%	88	105%
48	197%	69	116%	89	105%
49	191%	70	115%	90	105%
50	185%	71	113%	91	104%
51	178%	72	111%	92	103%
52	171%	73	109%	93	102%
53	164%	74	107%	94	101%
54	157%	75	105%	95	101%
55	150%	76	105%	96	101%
56	146%	77	105%	97	101%
57	142%	78	105%	98	101%
58	138%	79	105%	99	101%
59	134%	80	105%	100	100%
60	130%

Cash Value Accumulation Test

The Cash Value Accumulation Test requires the Death Benefit to exceed an applicable percentage of the cash value.  These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions.  The relevant material assumptions include an interest rate of 4% and 2001 CSO guaranteed mortality as prescribed in Revenue Code Section 7702 for the Cash Value Accumulation Test.  The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable cash value percentages.  These premiums vary with the age, sex, and risk classification of the Insured.

The table below provides an example of applicable percentages for the Cash Value Accumulation Test.  This example is for a male, non-tobacco, Issue Age 45, and non-medically underwritten.

Table of Applicable Percentages of Cash Value

Policy Year	Percentage of Cash Value	Policy Year	Percentage of Cash Value	Policy Year	Percentage of Cash Value	Policy Year	Percentage of Cash Value
1	347%	16	215%	31	147%	46	116%
2	335%	17	209%	32	145%	47	115%
3	324%	18	203%	33	144%	48	114%
4	314%	19	197%	34	142%	49	112%
5	304%	20	192%	35	141%	50	111%
6	294%	21	187%	36	140%	51	110%
7	284%	22	182%	37	139%	52	109%
8	275%	23	177%	38	138%	53	107%
9	266%	24	173%	39	134%	54	105%
10	258%	25	169%	40	131%	55	103%
11	250%	26	165%	41	128%	56	101%
12	242%	27	161%	42	125%
13	235%	28	157%	43	122%
14	228%	29	153%	44	120%
15	221%	30	150%	45	117%

4

Nationwide VLI Separate Account 4
Report of Independent Registered Public Accounting Firm
The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and
Contract Owners of Nationwide VLI Separate Account -4:
We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account -4 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
/s/ KPMG LLP
Columbus, Ohio
March 13, 2012

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Assets:
Investments at fair value:

Asset Allocation Fund - Class 2 (AMVAA2)
82,015 shares (cost $1,205,515)	$1,317,165
Bond Fund - Class 2 (AMVBD2)
55,867 shares (cost $604,516)	607,275
Global Small Capitalization Fund - Class 2 (AMVGS2)
81,149 shares (cost $1,590,523)	1,382,773
Growth Fund - Class 2 (AMVGR2)
267,733 shares (cost $15,289,269)	13,836,457
International Fund - Class 2 (AMVI2)
13,066 shares (cost $207,083)	198,078
Large Cap Core V.I. Fund - Class II (MLVLC2)
87,405 shares (cost $2,004,321)	2,011,179
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
557,811 shares (cost $8,752,810)	8,283,493
Calvert VP SRI Equity Portfolio (CVSSE)
16,330 shares (cost $278,758)	311,744
Variable Account Fund, Inc. - Value Portfolio (DAVVL)
217,414 shares (cost $2,440,121)	2,276,320
Small Cap Value Series - Service Class (DWVSVS)
611 shares (cost $18,926)	19,113
Stock Index Fund, Inc. - Initial Shares (DSIF)
8,674,142 shares (cost $247,823,407)	255,713,700
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
316,382 shares (cost $7,532,830)	9,462,983
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)
198,205 shares (cost $2,643,745)	3,145,506
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
17,765 shares (cost $76,288)	121,867
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
391,895 shares (cost $11,197,388)	10,871,176
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
1,371,800 shares (cost $46,163,488)	44,871,563
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
372,071 shares (cost $2,135,660)	1,964,535
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
1,859,703 shares (cost $8,087,439)	9,614,663
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
450,181 shares (cost $20,670,888)	16,944,805
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
1,036,617 shares (cost $41,320,058)	38,790,191
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)
104,103 shares (cost $1,643,106)	1,580,277
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
888,282 shares (cost $20,025,018)	16,619,750
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)
57,951 shares (cost $947,920)	919,105
Investors Growth Stock Series - Initial Class (MIGIC)
275,840 shares (cost $2,720,395)	3,036,994
Research International Series - Service Class (MVRISC)
78,980 shares (cost $844,557)	852,196
Value Series - Initial Class (MVFIC)
585,673 shares (cost $6,954,114)	7,426,333
Value Series - Service Class (MVFSC)
1,437,006 shares (cost $17,728,486)	18,020,057

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
1,643,874 shares (cost $24,226,734)	24,641,673
Core Plus Fixed Income Portfolio - Class I (MSVFI)
248,473 shares (cost $2,556,222)	2,531,944
Emerging Markets Debt Portfolio - Class I (MSEM)
4,215,371 shares (cost $34,690,213)	35,029,729
Global Real Estate Portfolio - Class II (VKVGR2)
149,355 shares (cost $1,194,768)	1,093,282
Mid Cap Growth Portfolio - Class I (MSVMG)
1,007,829 shares (cost $10,897,903)	11,307,846
The Universal Institutional Funds, Inc. - Capital Growth Portfolio - Class I (MSVEG)
37,298 shares (cost $848,903)	749,681
U.S. Real Estate Portfolio - Class I (MSVRE)
1,802,040 shares (cost $19,059,991)	24,453,688
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,277,775 shares (cost $31,791,154)	31,888,850
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
275,807 shares (cost $4,528,340)	4,754,906
American Funds NVIT Bond Fund - Class II (GVABD2)
187,990 shares (cost $1,980,928)	2,148,720
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
236,317 shares (cost $4,906,239)	4,636,535
American Funds NVIT Growth Fund - Class II (GVAGR2)
154,150 shares (cost $7,764,061)	7,955,666
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
68,062 shares (cost $2,130,571)	2,429,830
Federated NVIT High Income Bond Fund - Class I (HIBF)
2,970,850 shares (cost $19,426,800)	19,429,359
Federated NVIT High Income Bond Fund - Class III (HIBF3)
1,696,838 shares (cost $11,306,058)	11,080,349
NVIT Emerging Markets Fund - Class I (GEM)
1,038,749 shares (cost $11,607,090)	10,553,693
NVIT Emerging Markets Fund - Class III (GEM3)
1,213,962 shares (cost $14,224,025)	12,309,571
NVIT International Equity Fund - Class I (GIG)
1,182,254 shares (cost $10,697,635)	9,458,033
NVIT International Equity Fund - Class III (GIG3)
474,357 shares (cost $3,621,194)	3,799,599
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
44,403 shares (cost $341,227)	354,338
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,583,325 shares (cost $12,417,111)	12,334,098
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
58,112 shares (cost $635,557)	577,638
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
201,227 shares (cost $1,726,490)	1,627,922
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
13,195,990 shares (cost $133,263,359)	131,695,981
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
364,381 shares (cost $3,606,622)	3,465,260
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
267,806 shares (cost $2,745,454)	2,750,367
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
555,306 shares (cost $5,466,863)	5,419,785
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
529,953 shares (cost $4,728,042)	4,864,972
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
121,674 shares (cost $1,232,878)	1,234,989

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

NVIT Core Bond Fund - Class I (NVCBD1)
91,409 shares (cost $990,263)	995,439
NVIT Core Plus Bond Fund - Class I (NVLCP1)
41,778 shares (cost $472,454)	480,026
NVIT Fund - Class I (TRF)
9,014,109 shares (cost $83,652,276)	81,577,691
NVIT Government Bond Fund - Class I (GBF)
9,882,832 shares (cost $117,037,181)	117,902,188
American Century NVIT Growth Fund - Class I (CAF)
925,513 shares (cost $10,165,067)	12,735,057
NVIT International Index Fund - Class II (GVIX2)
994,003 shares (cost $8,016,904)	7,206,518
NVIT International Index Fund - Class VI (GVIX6)
107,405 shares (cost $864,549)	777,609
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2,719,904 shares (cost $23,843,478)	23,799,162
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
12,947 shares (cost $168,431)	165,987
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
20,441 shares (cost $287,089)	282,491
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,161,562 shares (cost $11,571,126)	11,847,930
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
7,098,797 shares (cost $70,623,985)	73,330,578
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
7,045,763 shares (cost $77,689,626)	70,246,260
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,552,013 shares (cost $15,303,616)	16,125,410
NVIT Mid Cap Index Fund - Class I (MCIF)
3,149,517 shares (cost $48,922,862)	55,274,018
NVIT Money Market Fund - Class I (SAM)
91,412,341 shares (cost $91,412,341)	91,412,341
NVIT Money Market Fund - Class V (SAM5)
221,605,740 shares (cost $221,605,740)	221,605,740
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
1,740,728 shares (cost $13,422,288)	15,213,965
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
76,032 shares (cost $1,073,569)	636,388
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
542,198 shares (cost $6,693,177)	4,521,932
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,205,114 shares (cost $10,966,004)	11,243,711
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
799,731 shares (cost $7,044,663)	6,445,836
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2,911,422 shares (cost $22,160,411)	29,667,385
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
6,632 shares (cost $66,933)	65,790
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
982,408 shares (cost $8,372,820)	9,755,314
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
798,489 shares (cost $11,097,053)	12,240,843
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
3,211,285 shares (cost $33,554,461)	31,727,495
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2,639,581 shares (cost $36,914,987)	44,793,698
NVIT Multi-Sector Bond Fund - Class I (MSBF)
1,644,443 shares (cost $14,027,503)	14,257,320

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

NVIT Short Term Bond Fund - Class I (NVSTB1)
524,471 shares (cost $5,435,872)	5,423,033
NVIT Short Term Bond Fund - Class II (NVSTB2)
234,320 shares (cost $2,429,762)	2,415,843
NVIT Large Cap Growth Fund - Class I (NVOLG1)
7,057,238 shares (cost $106,839,377)	103,670,828
Templeton NVIT International Value Fund - Class III (NVTIV3)
40,446 shares (cost $518,828)	429,940
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
908,220 shares (cost $9,808,063)	8,864,230
NVIT Real Estate Fund - Class I (NVRE1)
3,316,058 shares (cost $23,575,235)	30,043,483
VPS Growth and Income Portfolio - Class A (ALVGIA)
407,098 shares (cost $6,203,097)	7,348,125
VPS International Value Portfolio - Class A (ALVIVA)
951,023 shares (cost $13,450,441)	10,936,769
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
676,074 shares (cost $9,599,710)	10,452,108
VP Income & Growth Fund - Class I (ACVIG)
2,670,360 shares (cost $17,954,719)	16,396,012
VP Inflation Protection Fund - Class II (ACVIP2)
2,861,963 shares (cost $30,570,108)	33,628,068
VP International Fund - Class I (ACVI)
553,349 shares (cost $4,231,487)	4,111,381
VP Mid Cap Value Fund - Class I (ACVMV1)
385,696 shares (cost $5,108,656)	5,206,890
VP Ultra(R) Fund - Class I (ACVU1)
152,832 shares (cost $1,262,195)	1,448,847
VP Value Fund - Class I (ACVV)
2,532,592 shares (cost $13,972,478)	14,689,035
VP Vista(SM) Fund - Class I (ACVVS1)
117,283 shares (cost $1,455,914)	1,765,102
MidCap Stock Portfolio - Initial Shares (DVMCS)
85,291 shares (cost $1,120,962)	1,122,432
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
3,301,041 shares (cost $33,950,776)	40,173,669
Appreciation Portfolio - Initial Shares (DCAP)
759,533 shares (cost $26,050,339)	28,862,271
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
27,305 shares (cost $778,097)	717,021
International Value Portfolio - Initial Shares (DVIV)
1,605,948 shares (cost $15,449,203)	14,389,298
Variable Series II - Dreman Small Mid Cap Value VIP - Class B (SVSSVB)
159,953 shares (cost $1,765,010)	1,817,064
Variable Series II - Large Cap Value VIP - Class B (SVSLVB)
14,808 shares (cost $181,057)	171,332
Capital Appreciation Fund II - Primary Shares (FVCA2P)
194,123 shares (cost $1,106,390)	1,168,622
Quality Bond Fund II - Primary Shares (FQB)
2,959,043 shares (cost $32,102,785)	33,170,874
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2,444,118 shares (cost $48,630,235)	56,092,500
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
554,131 shares (cost $9,772,407)	10,373,332
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2,936,468 shares (cost $62,932,209)	54,706,400
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
233,601 shares (cost $2,240,441)	2,406,093

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
1,022,203 shares (cost $9,872,298)	10,426,467
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
677,193 shares (cost $6,468,175)	6,562,004
VIP Fund - Freedom Income Fund Portfolio - Service Class (FFINS)
180,837 shares (cost $1,896,400)	1,848,152
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
109,150 shares (cost $1,810,385)	1,994,162
VIP Fund - Growth Portfolio - Service Class (FGS)
1,625,318 shares (cost $56,972,752)	59,827,960
VIP Fund - High Income Portfolio - Service Class (FHIS)
2,529,510 shares (cost $12,900,133)	13,558,174
VIP Fund - High Income Portfolio - Service Class R (FHISR)
711,225 shares (cost $3,941,195)	3,797,943
VIP Fund - Index 500 Portfolio - Initial Class (FIP)
170,166 shares (cost $22,473,355)	22,007,568
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2,394,025 shares (cost $31,211,268)	30,787,158
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
1,488,586 shares (cost $38,482,248)	43,064,781
VIP Fund - Overseas Portfolio - Service Class (FOS)
1,142,207 shares (cost $18,082,559)	15,511,169
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
732,380 shares (cost $13,172,978)	9,923,747
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
437,682 shares (cost $3,354,695)	3,834,098
VIP Fund - VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
384,680 shares (cost $4,147,509)	3,989,128
VIP Fund - VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
461,939 shares (cost $4,884,089)	4,624,009
VIP Fund - VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)
61,314 shares (cost $903,817)	806,273
Franklin Income Securities Fund - Class 2 (FTVIS2)
316,104 shares (cost $4,387,473)	4,526,603
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
631,458 shares (cost $11,346,095)	12,635,479
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
605,975 shares (cost $9,097,944)	9,586,530
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
338,494 shares (cost $4,838,951)	5,256,805
Mutual Discovery Global Securities Fund - Class 2 (FTVMD2)
10,725 shares (cost $227,837)	206,894
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
478,839 shares (cost $4,328,760)	4,481,933
Templeton Foreign Securities Fund - Class 1 (TIF)
101,242 shares (cost $1,495,695)	1,293,873
Templeton Foreign Securities Fund - Class 2 (TIF2)
902,329 shares (cost $11,138,506)	11,333,247
Templeton Foreign Securities Fund - Class 3 (TIF3)
406,958 shares (cost $5,752,482)	5,091,043
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2,060,932 shares (cost $39,695,811)	37,405,918
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
599,559 shares (cost $10,936,321)	10,882,002
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
42,933 shares (cost $310,415)	325,858
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)
3,306,565 shares (cost $37,963,494)	43,282,933

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

VIT - Goldman Sachs VIT Growth Opportunities Fund - Service Shares (GVGOPS)
603 shares (cost $3,747)	3,823
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
50,490 shares (cost $792,726)	778,056
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)
328,959 shares (cost $8,248,407)	10,358,261
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
355,167 shares (cost $3,988,788)	3,832,256
Guardian Portfolio - I Class Shares (AMGP)
106,437 shares (cost $1,597,765)	1,946,725
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
166,663 shares (cost $3,804,463)	4,591,555
Partners Portfolio - I Class Shares (AMTP)
355,008 shares (cost $3,730,331)	3,546,525
Regency Portfolio - I Class Shares (AMRI)
289,731 shares (cost $3,610,956)	4,131,563
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
178,394 shares (cost $1,839,541)	2,163,917
Socially Responsive Portfolio - I Class Shares (AMSRS)
181,120 shares (cost $2,420,281)	2,599,075
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
470,286 shares (cost $16,014,887)	18,693,880
Global Securities Fund/VA - Class 3 (OVGS3)
532,252 shares (cost $15,744,203)	14,716,760
Global Securities Fund/VA - Non-Service Shares (OVGS)
1,547,636 shares (cost $41,823,906)	42,498,083
High Income Fund/VA - Class 3 (OVHI3)
723,238 shares (cost $1,329,036)	1,388,616
High Income Fund/VA - Non-Service Shares (OVHI)
148,171 shares (cost $983,605)	281,525
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
1,177,495 shares (cost $24,409,619)	24,385,928
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
241,279 shares (cost $3,440,412)	4,142,764
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
481,280 shares (cost $21,514,032)	22,649,052
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
406,803 shares (cost $2,165,345)	2,188,599
All Asset Portfolio - Administrative Class (PMVAAA)
319,720 shares (cost $3,509,977)	3,334,677
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
223,140 shares (cost $2,571,387)	2,697,760
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)
30,897 shares (cost $369,513)	413,396
Low Duration Portfolio - Administrative Class (PMVLDA)
6,033,903 shares (cost $62,689,270)	62,631,912
Real Return Portfolio - Administrative Class (PMVRRA)
8,089,548 shares (cost $106,171,941)	112,849,199
Total Return Portfolio - Administrative Class (PMVTRA)
34,582,229 shares (cost $386,212,932)	381,096,160
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)
66,677 shares (cost $1,959,869)	1,605,582
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)
996,580 shares (cost $10,212,466)	9,886,078
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
45,274 shares (cost $666,635)	692,693
Putnam VT International Equity Fund - IB Shares (PVTIGB)
92,136 shares (cost $1,100,226)	874,368

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
810 shares (cost $10,797)	10,581
Putnam VT Voyager Fund - IB Shares (PVTVB)
48,782 shares (cost $1,744,288)	1,549,308
Growth and Income Portfolio - Class I (ACGI)
100,336 shares (cost $1,867,983)	1,782,977
V.I. Basic Value Fund - Series I (AVBVI)
115,202 shares (cost $690,675)	705,038
V.I. Capital Appreciation Fund - Series I (AVCA)
37,765 shares (cost $757,042)	808,919
V.I. Capital Development Fund - Series I (AVCDI)
310,707 shares (cost $3,642,842)	3,868,304
V.I. High Yield Fund - Series I (AVHY1)
1,378,165 shares (cost $7,125,540)	6,945,953
V.I. International Growth Fund - Series I (AVIE)
1,336,504 shares (cost $34,942,619)	35,243,621
V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)
21,774 shares (cost $269,257)	251,705
Micro-Cap Portfolio - Investment Class (ROCMC)
4,508,347 shares (cost $43,675,975)	46,931,893
Small-Cap Portfolio - Investment Class (ROCSC)
234,243 shares (cost $2,593,466)	2,358,824
Equity Income Portfolio - II (TREI2)
2,998,911 shares (cost $51,400,306)	58,088,905
Health Sciences Portfolio - II (TRHS2)
364,922 shares (cost $5,992,293)	5,857,002
Limited-Term Bond Portfolio (TRLT1)
79,303 shares (cost $399,293)	394,137
Mid-Cap Growth Portfolio - II (TRMCG2)
1,248,600 shares (cost $27,602,336)	25,995,854
New America Growth Portfolio (TRNAG1)
1,088,916 shares (cost $23,662,602)	22,061,446
Personal Strategy Balanced Portfolio (TRPSB1)
166,108 shares (cost $3,065,796)	2,956,715
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
1,401,800 shares (cost $14,758,124)	14,578,723
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
1,572,908 shares (cost $51,246,696)	48,366,934
Vanguard(R) Variable Insurance Funds - Balanced Portfolio (VVB)
183,992 shares (cost $3,302,853)	3,477,440
Vanguard(R) Variable Insurance Funds - Diversified Value Portfolio (VVDV)
176,047 shares (cost $1,986,405)	2,212,917
Vanguard(R) Variable Insurance Funds - International Portfolio (VVI)
254,416 shares (cost $4,233,344)	3,963,797
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)
510,186 shares (cost $7,472,632)	7,392,601
Vanguard(R) Variable Insurance Funds - REIT Index Portfolio (VVREI)
142,783 shares (cost $1,478,562)	1,556,338
Vanguard(R) Variable Insurance Funds - Short-Term Investment-Grade Portfolio (VVSTC)
424,596 shares (cost $4,545,610)	4,547,422
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)
498,876 shares (cost $6,000,299)	6,201,033
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
1,221,649 shares (cost $11,907,199)	11,126,417
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
211,724 shares (cost $2,123,319)	2,157,654
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
404,599 shares (cost $2,570,437)	2,733,028

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
159,278 shares (cost $2,733,031)	2,428,474
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
244,828 shares (cost $4,206,777)	5,231,978
Advantage VT Opportunity Fund - Class 2 (SVOF)
466,617 shares (cost $7,346,408)	8,109,811
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
1,301,051 shares (cost $10,394,981)	9,992,071

Total Investments	$3,792,850,845

Accounts Payable	(132,490)

$3,792,718,355

Contract Owners’ Equity:
Accumulation units	3,792,718,355

Total Contract Owners’ Equity (note 8)	$3,792,718,355

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	Total	AMVAA2	AMVBD2	AMVGS2	AMVGR2	AMVI2	MLVLC2	MLVGA2
Reinvested dividends	$65,195,913	25,892	17,544	18,077	85,743	3,918	20,196	180,639
Asset charges (note 3)	(4,952,995)	(2,642)	(1,351)	(2,744)	(25,119)	(188)	(4,252)	-

Net investment income (loss)	60,242,918	23,250	16,193	15,333	60,624	3,730	15,944	180,639

Realized gain (loss) on investments	66,087,136	125,196	51,744	186,890	518,231	(17,298)	297,547	138,503
Change in unrealized gain (loss) on investments	(226,800,032)	(131,015)	(27,029)	(519,145)	(2,011,626)	(9,005)	(304,104)	(861,037)

Net gain (loss) on investments	(160,712,896)	(5,819)	24,715	(332,255)	(1,493,395)	(26,303)	(6,557)	(722,534)

Reinvested capital gains	25,040,572	-	-	-	-	-	-	184,619

Net increase (decrease) in contract owners’ equity resulting from operations	$(75,429,406)	17,431	40,908	(316,922)	(1,432,771)	(22,573)	9,387	(357,276)

Investment Activity:	CVSSE	DAVVL	DWVSVS	DSIF	DSRG	OGGO	JPMMV1	JABS
Reinvested dividends	$-	20,466	-	4,848,519	91,631	-	1,587	285,887
Asset charges (note 3)	(456)	(3,576)	(2)	(373,866)	(1,211)	(8,064)	(243)	(17,603)

Net investment income (loss)	(456)	16,890	(2)	4,474,653	90,420	(8,064)	1,344	268,284

Realized gain (loss) on investments	5,613	270,035	-	(3,720,227)	474,305	608,459	794	627,893
Change in unrealized gain (loss) on investments	(10,766)	(573,394)	187	1,754,050	(456,747)	(868,740)	218	(1,371,187)

Net gain (loss) on investments	(5,153)	(303,359)	187	(1,966,177)	17,558	(260,281)	1,012	(743,294)

Reinvested capital gains	-	177,925	-	1,755,181	-	-	-	590,997

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,609)	(108,544)	185	4,263,657	107,978	(268,345)	2,356	115,987

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	JACAS	JAGTS2	JAGTS	JAIGS2	JAIGS	JAMVS	LZREMS	LOVMCV
Reinvested dividends	$128,880	-	-	92,341	203,552	10,353	365,176	2,056
Asset charges (note 3)	(57,561)	-	(8,060)	-	(79,144)	(3,436)	(33,016)	(1,984)

Net investment income (loss)	71,319	-	(8,060)	92,341	124,408	6,917	332,160	72

Realized gain (loss) on investments	1,366,581	138,798	807,841	(1,469,791)	(1,944,368)	31,899	(51,006)	236,391
Change in unrealized gain (loss) on investments	(5,183,176)	(347,812)	(1,768,798)	(7,685,434)	(18,805,387)	(114,390)	(3,966,255)	(281,059)

Net gain (loss) on investments	(3,816,595)	(209,014)	(960,957)	(9,155,225)	(20,749,755)	(82,491)	(4,017,261)	(44,668)

Reinvested capital gains	-	-	-	246,048	535,405	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,745,276)	(209,014)	(969,017)	(8,816,836)	(20,089,942)	(75,574)	(3,685,101)	(44,596)

Investment Activity:	MIGIC	MVRISC	MVFIC	MVFSC	MVIVSC	MSVFI	MSEM	VKVGR2
Reinvested dividends	$17,714	13,105	113,187	154,723	278,724	95,738	1,224,723	40,431
Asset charges (note 3)	-	(1,874)	-	(29,824)	(58,459)	-	(33,850)	(2,468)

Net investment income (loss)	17,714	11,231	113,187	124,899	220,265	95,738	1,190,873	37,963

Realized gain (loss) on investments	72,311	33,300	(270,301)	733,257	320,702	(68,205)	988,467	46,050
Change in unrealized gain (loss) on investments	(57,102)	(135,722)	122,922	(677,432)	(1,134,343)	112,829	(285,039)	(219,853)

Net gain (loss) on investments	15,209	(102,422)	(147,379)	55,825	(813,641)	44,624	703,428	(173,803)

Reinvested capital gains	-	-	30,614	49,162	-	-	381,502	-

Net increase (decrease) in contract owners’ equity resulting from operations	$32,923	(91,191)	(3,578)	229,886	(593,376)	140,362	2,275,803	(135,840)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	MSVMG	MSVEG	MSVRE	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2
Reinvested dividends	$43,122	161	229,030	553,784	69,197	54,604	61,967	22,585
Asset charges (note 3)	(29,087)	(846)	(55,574)	-	-	-	-	-

Net investment income (loss)	14,035	(685)	173,456	553,784	69,197	54,604	61,967	22,585

Realized gain (loss) on investments	2,487,242	31,637	4,189,405	139,801	(90,295)	98,811	(229,612)	(467,228)
Change in unrealized gain (loss) on investments	(3,286,633)	(118,836)	(3,331,112)	(509,497)	81,651	(27,616)	(347,968)	38,452

Net gain (loss) on investments	(799,391)	(87,199)	858,293	(369,696)	(8,644)	71,195	(577,580)	(428,776)

Reinvested capital gains	5,360	-	-	84,323	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(779,996)	(87,884)	1,031,749	268,411	60,553	125,799	(515,613)	(406,191)

Investment Activity:	GVAGI2	HIBF	HIBF3	GEM	GEM3	GIG	GIG3	NVIE6
Reinvested dividends	$26,141	1,773,946	791,881	92,637	108,306	119,436	52,341	4,847
Asset charges (note 3)	-	(39,715)	-	(29,395)	-	(8,909)	-	-

Net investment income (loss)	26,141	1,734,231	791,881	63,242	108,306	110,527	52,341	4,847

Realized gain (loss) on investments	(62,104)	817,468	549,071	5,605,352	(1,948,414)	798,541	124,805	50,941
Change in unrealized gain (loss) on investments	(28,397)	(1,728,342)	(854,694)	(8,744,331)	(1,850,266)	(2,340,290)	(559,594)	(99,953)

Net gain (loss) on investments	(90,501)	(910,874)	(305,623)	(3,138,979)	(3,798,680)	(1,541,749)	(434,789)	(49,012)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(64,360)	823,357	486,258	(3,075,737)	(3,690,374)	(1,431,222)	(382,448)	(44,165)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	NVNMO1	NVNSR1	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1
Reinvested dividends	$82,877	4,918	23,492	3,443,701	88,531	49,831	117,415	125,110
Asset charges (note 3)	-	-	(12)	(131,802)	-	(4)	-	(8)

Net investment income (loss)	82,877	4,918	23,480	3,311,899	88,531	49,827	117,415	125,102

Realized gain (loss) on investments	302,023	15,366	5,008	175,111	166,720	52,405	182,885	250,357
Change in unrealized gain (loss) on investments	(2,133,159)	(98,685)	(129,907)	(6,151,589)	(462,112)	(90,770)	(489,070)	(693,783)

Net gain (loss) on investments	(1,831,136)	(83,319)	(124,899)	(5,976,478)	(295,392)	(38,365)	(306,185)	(443,426)

Reinvested capital gains	112,348	-	18,185	842,924	23,688	11,270	31,784	47,031

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,635,911)	(78,401)	(83,234)	(1,821,655)	(183,173)	22,732	(156,986)	(271,293)

Investment Activity:	NVCMC1	NVCBD1	NVLCP1	TRF	GBF	CAF	GVIX2	GVIX6
Reinvested dividends	$27,197	28,621	8,266	979,555	3,413,445	79,252	206,129	21,240
Asset charges (note 3)	(15)	-	-	(55,056)	(179,107)	(1,515)	(17,723)	-

Net investment income (loss)	27,182	28,621	8,266	924,499	3,234,338	77,737	188,406	21,240

Realized gain (loss) on investments	96,093	6,246	2,649	(2,559,712)	403,773	643,810	48,569	12,811
Change in unrealized gain (loss) on investments	(136,877)	17,136	9,719	2,194,782	3,883,294	(819,555)	(1,340,495)	(139,217)

Net gain (loss) on investments	(40,784)	23,382	12,368	(364,930)	4,287,067	(175,745)	(1,291,926)	(126,406)

Reinvested capital gains	6,423	-	232	-	332,705	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,179)	52,003	20,866	559,569	7,854,110	(98,008)	(1,103,520)	(105,166)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF
Reinvested dividends	$477,627	3,141	3,952	331,228	1,689,638	1,571,131	390,596	455,126
Asset charges (note 3)	(13,110)	-	-	(8,297)	(30,947)	(18,668)	(5,874)	(67,086)

Net investment income (loss)	464,517	3,141	3,952	322,931	1,658,691	1,552,463	384,722	388,040

Realized gain (loss) on investments	(3,985,702)	873	3,940	589,714	(2,265,458)	(1,940,557)	(315,394)	(1,270,826)
Change in unrealized gain (loss) on investments	2,542,414	(4,970)	(12,931)	(584,410)	627,883	(1,218,419)	296,956	(591,806)

Net gain (loss) on investments	(1,443,288)	(4,097)	(8,991)	5,304	(1,637,575)	(3,158,976)	(18,438)	(1,862,632)

Reinvested capital gains	-	184	233	46,273	-	-	-	966,474

Net increase (decrease) in contract owners’ equity resulting from operations	$(978,771)	(772)	(4,806)	374,508	21,116	(1,606,513)	366,284	(508,118)

Investment Activity:	SAM	SAM5	NVMIG3	GVDIVI	GVDIV3	NVMLG1	NVMLV1	NVMMG1
Reinvested dividends	$64	167	225,325	14,038	100,047	857	78,003	-
Asset charges (note 3)	(17,326)	(479,842)	-	-	-	(4,001)	(1,774)	(203)

Net investment income (loss)	(17,262)	(479,675)	225,325	14,038	100,047	(3,144)	76,229	(203)

Realized gain (loss) on investments	-	-	402,933	(61,720)	(625,243)	254,252	161,782	1,945,976
Change in unrealized gain (loss) on investments	-	-	(2,233,220)	(76,477)	(340,538)	(517,881)	(901,778)	(3,192,784)

Net gain (loss) on investments	-	-	(1,830,287)	(138,197)	(965,781)	(263,629)	(739,996)	(1,246,808)

Reinvested capital gains	-	-	-	-	-	-	231,416	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(17,262)	(479,675)	(1,604,962)	(124,159)	(865,734)	(266,773)	(432,351)	(1,247,011)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	NVMMV1	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB1	NVSTB2
Reinvested dividends	$826	87,266	-	156,696	280,418	656,408	98,673	41,896
Asset charges (note 3)	(177)	-	(7,456)	(18,798)	(54,036)	(7,849)	(13,519)	-

Net investment income (loss)	649	87,266	(7,456)	137,898	226,382	648,559	85,154	41,896

Realized gain (loss) on investments	(208)	521,704	(248,914)	(1,991,935)	(5,234,397)	1,045,694	8,717	9,277
Change in unrealized gain (loss) on investments	(5,728)	(865,842)	234,640	91,650	2,297,643	(775,063)	(28,529)	(13,938)

Net gain (loss) on investments	(5,936)	(344,138)	(14,274)	(1,900,285)	(2,936,754)	270,631	(19,812)	(4,661)

Reinvested capital gains	409	44,282	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,878)	(212,590)	(21,730)	(1,762,387)	(2,710,372)	919,190	65,342	37,235

Investment Activity:	NVOLG1	NVTIV3	EIF	NVRE1	ALVGIA	ALVIVA	ALVSVA	ACVIG
Reinvested dividends	$776,665	12,397	125,688	266,945	95,992	530,838	53,082	264,014
Asset charges (note 3)	-	-	(711)	(8,257)	(9,648)	(27,253)	(11,410)	(6,991)

Net investment income (loss)	776,665	12,397	124,977	258,688	86,344	503,585	41,672	257,023

Realized gain (loss) on investments	260,324	(7,952)	(215,306)	1,467,534	(1,820,550)	1,668,879	1,297,540	(159,456)
Change in unrealized gain (loss) on investments	(3,572,901)	(74,518)	(98,112)	259,013	2,315,307	(4,885,601)	(2,240,924)	471,234

Net gain (loss) on investments	(3,312,577)	(82,470)	(313,418)	1,726,547	494,757	(3,216,722)	(943,384)	311,778

Reinvested capital gains	403,471	489	-	130,115	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,132,441)	(69,584)	(188,441)	2,115,350	581,101	(2,713,137)	(901,712)	568,801

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	ACVIP2	ACVI	ACVMV1	ACVU1	ACVV	ACVVS1	DVMCS	DVSCS
Reinvested dividends	$1,311,944	132,911	64,009	-	314,640	-	11,089	227,876
Asset charges (note 3)	-	(13,415)	(3,259)	(1,444)	(32,098)	(3,257)	(2,275)	(64,092)

Net investment income (loss)	1,311,944	119,496	60,750	(1,444)	282,542	(3,257)	8,814	163,784

Realized gain (loss) on investments	380,351	1,317,778	596,113	77,242	2,502,767	103,892	361,543	2,233,176
Change in unrealized gain (loss) on investments	1,551,582	(1,596,890)	(802,430)	(65,898)	(2,977,804)	(256,971)	(339,265)	(1,232,864)

Net gain (loss) on investments	1,931,933	(279,112)	(206,317)	11,344	(475,037)	(153,079)	22,278	1,000,312

Reinvested capital gains	387,031	-	110,630	-	-	-	-	91,150

Net increase (decrease) in contract owners’ equity resulting from operations	$3,630,908	(159,616)	(34,937)	9,900	(192,495)	(156,336)	31,092	1,255,246

Investment Activity:	DCAP	DSC	DVIV	SVSSVB	SVSLVB	FVCA2P	FQB	FCS
Reinvested dividends	$448,558	3,802	374,954	11,410	-	5,790	1,817,318	546,917
Asset charges (note 3)	(24,408)	-	(37,218)	(3,919)	(241)	-	(37,511)	(134,377)

Net investment income (loss)	424,150	3,802	337,736	7,491	(241)	5,790	1,779,807	412,540

Realized gain (loss) on investments	(180,824)	186,543	(1,634,917)	371,880	(4,261)	(32,016)	60,682	7,635,162
Change in unrealized gain (loss) on investments	2,159,104	(292,528)	(1,642,358)	(521,679)	(9,724)	(808)	(1,070,706)	(9,188,011)

Net gain (loss) on investments	1,978,280	(105,985)	(3,277,275)	(149,799)	(13,985)	(32,824)	(1,010,024)	(1,552,849)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,402,430	(102,183)	(2,939,539)	(142,308)	(14,226)	(27,034)	769,783	(1,140,309)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	FNRS2	FEIS	FF10S	FF20S	FF30S	FFINS	FGIS	FGOS
Reinvested dividends	$97,744	1,372,795	50,981	219,634	133,319	27,043	-	974
Asset charges (note 3)	-	(38,767)	(690)	(10,662)	(6,523)	(2,274)	(55)	(2,437)

Net investment income (loss)	97,744	1,334,028	50,291	208,972	126,796	24,769	(55)	(1,463)

Realized gain (loss) on investments	1,551,497	(3,347,319)	(17,497)	246,023	(158,694)	(10,547)	20,499	273,042
Change in unrealized gain (loss) on investments	(2,436,990)	3,101,487	(74,254)	(755,413)	(241,776)	(48,249)	(14,316)	(247,928)

Net gain (loss) on investments	(885,493)	(245,832)	(91,751)	(509,390)	(400,470)	(58,796)	6,183	25,114

Reinvested capital gains	-	-	12,754	39,753	19,510	5,827	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(787,749)	1,088,196	(28,706)	(260,665)	(254,164)	(28,200)	6,128	23,651

Investment Activity:	FGS	FHIS	FHISR	FIP	FIGBS	FMCS	FOS	FOSR
Reinvested dividends	$165,271	934,183	274,609	449,797	1,268,149	70,865	242,036	153,264
Asset charges (note 3)	(46,535)	(15,293)	-	(50,276)	(57,282)	(42,654)	(29,710)	-

Net investment income (loss)	118,736	918,890	274,609	399,521	1,210,867	28,211	212,326	153,264

Realized gain (loss) on investments	3,913,247	179,448	294,619	1,332,407	978,007	(361,157)	(3,865,163)	(828,409)
Change in unrealized gain (loss) on investments	(3,406,084)	(591,370)	(407,144)	(1,663,065)	(560,031)	(5,161,584)	506,008	(1,448,289)

Net gain (loss) on investments	507,163	(411,922)	(112,525)	(330,658)	417,976	(5,522,741)	(3,359,155)	(2,276,698)

Reinvested capital gains	232,328	-	-	576,029	1,061,849	81,199	46,869	22,380

Net increase (decrease) in contract owners’ equity resulting from operations	$858,227	506,968	162,084	644,892	2,690,692	(5,413,331)	(3,099,960)	(2,101,054)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	FVSS	FF05S	FF15S	FF25S	FF40S	FTVIS2	FTVRDI	FTVSVI
Reinvested dividends	$38,240	429	94,064	99,115	15,954	260,166	225,754	97,169
Asset charges (note 3)	(1,068)	(4)	(9,498)	(10,730)	(1,116)	-	-	-

Net investment income (loss)	37,172	425	84,566	88,385	14,838	260,166	225,754	97,169

Realized gain (loss) on investments	15,206	(48)	187,888	136,041	(26,150)	(226,569)	(249,849)	(486,134)
Change in unrealized gain (loss) on investments	(434,202)	-	(340,393)	(400,785)	(97,543)	52,420	749,300	(3,934)

Net gain (loss) on investments	(418,996)	(48)	(152,505)	(264,744)	(123,693)	(174,149)	499,451	(490,068)

Reinvested capital gains	-	89	23,410	15,575	1,329	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(381,824)	466	(44,529)	(160,784)	(107,526)	86,017	725,205	(392,899)

Investment Activity:	FTVSV2	FTVMD2	FTVDM3	TIF	TIF2	TIF3	FTVGI2	FTVGI3
Reinvested dividends	$41,464	4,237	50,916	29,741	205,058	98,941	2,226,948	557,854
Asset charges (note 3)	(12,428)	(287)	-	-	(26,361)	-	(51,639)	-

Net investment income (loss)	29,036	3,950	50,916	29,741	178,697	98,941	2,175,309	557,854

Realized gain (loss) on investments	1,044,417	34,749	(191,613)	(10,413)	571,376	(370,246)	425,676	244,412
Change in unrealized gain (loss) on investments	(1,374,739)	(56,370)	(730,189)	(175,081)	(2,061,935)	(381,473)	(3,140,734)	(1,047,207)

Net gain (loss) on investments	(330,322)	(21,621)	(921,802)	(185,494)	(1,490,559)	(751,719)	(2,715,058)	(802,795)

Reinvested capital gains	-	4,115	-	-	-	-	258,976	64,997

Net increase (decrease) in contract owners’ equity resulting from operations	$(301,286)	(13,556)	(870,886)	(155,753)	(1,311,862)	(652,778)	(280,773)	(179,944)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	FTVFA2	GVMCE	GVGOPS	SBVSG	BNCAI	AMTB	AMGP	AMCG
Reinvested dividends	$54	359,524	-	-	-	151,807	10,493	-
Asset charges (note 3)	-	(111,075)	(2)	(1,417)	(25,105)	-	(3,583)	(11,756)

Net investment income (loss)	54	248,449	(2)	(1,417)	(25,105)	151,807	6,910	(11,756)

Realized gain (loss) on investments	22,882	(261,531)	37	61,543	1,673,429	(41,260)	116,788	183,004
Change in unrealized gain (loss) on investments	(27,662)	(3,314,390)	77	(77,728)	(957,353)	(99,099)	(199,863)	(90,841)

Net gain (loss) on investments	(4,780)	(3,575,921)	114	(16,185)	716,076	(140,359)	(83,075)	92,163

Reinvested capital gains	-	-	67	12,812	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,726)	(3,327,472)	179	(4,790)	690,971	11,448	(76,165)	80,407

Investment Activity:	AMTP	AMRI	AMFAS	AMSRS	OVGR	OVGS3	OVGS	OVHI3
Reinvested dividends	$-	28,011	-	9,322	115,473	212,921	644,481	124,543
Asset charges (note 3)	(5,063)	(10,278)	(2,441)	-	(56,839)	-	(87,838)	-

Net investment income (loss)	(5,063)	17,733	(2,441)	9,322	58,634	212,921	556,643	124,543

Realized gain (loss) on investments	152,280	486,588	124,477	(106,843)	5,229,717	(260,161)	(2,177,236)	37,261
Change in unrealized gain (loss) on investments	(623,657)	(804,481)	(186,211)	3,373	(4,969,815)	(1,314,095)	(2,442,566)	(193,074)

Net gain (loss) on investments	(471,377)	(317,893)	(61,734)	(103,470)	259,902	(1,574,256)	(4,619,802)	(155,813)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(476,440)	(300,160)	(64,175)	(94,148)	318,536	(1,361,335)	(4,063,159)	(31,270)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	OVHI	OVGI	OVSC	OVAG	OVSB	PMVAAA	PMVFBA	PMVLGA
Reinvested dividends	$33,769	223,627	26,287	-	64,286	223,037	49,067	5,582
Asset charges (note 3)	-	(8,859)	-	(14,635)	(4,760)	(4,642)	(1,252)	(526)

Net investment income (loss)	33,769	214,768	26,287	(14,635)	59,526	218,395	47,815	5,056

Realized gain (loss) on investments	(288,662)	397,458	(105,746)	1,401,345	194,366	55,638	114,884	8,394
Change in unrealized gain (loss) on investments	248,488	(585,310)	(7,305)	(871,098)	(276,246)	(238,663)	16,445	44,365

Net gain (loss) on investments	(40,174)	(187,852)	(113,051)	530,247	(81,880)	(183,025)	131,329	52,759

Reinvested capital gains	-	-	-	-	24,713	-	8,754	7,343

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,405)	26,916	(86,764)	515,612	2,359	35,370	187,898	65,158

Investment Activity:	PMVLDA	PMVRRA	PMVTRA	PIVEMI	PIHYB1	PVGIB	PVTIGB	PVTSCB
Reinvested dividends	$1,118,223	2,092,495	9,418,288	4,864	582,648	9,069	37,035	45
Asset charges (note 3)	(134,827)	(216,499)	(631,582)	(2,570)	(22,519)	-	-	(22)

Net investment income (loss)	983,396	1,875,996	8,786,706	2,294	560,129	9,069	37,035	23

Realized gain (loss) on investments	1,412,217	4,165,888	3,874,880	92,935	2,000,371	(88,137)	(155,417)	278
Change in unrealized gain (loss) on investments	(1,731,371)	1,779,633	(6,242,224)	(566,240)	(2,439,424)	44,412	(60,329)	(891)

Net gain (loss) on investments	(319,154)	5,945,521	(2,367,344)	(473,305)	(439,053)	(43,725)	(215,746)	(613)

Reinvested capital gains	-	3,220,342	5,477,890	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$664,242	11,041,859	11,897,252	(471,011)	121,076	(34,656)	(178,711)	(590)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	PVTVB	ACGI	AVBVI	AVCA	AVCDI	AVHY1	AVIE	AVMCCI
Reinvested dividends	$-	23,801	5,843	1,487	-	212,684	628,554	712
Asset charges (note 3)	-	(3,307)	(1,002)	-	(5,934)	(11,274)	(89,315)	(427)

Net investment income (loss)	-	20,494	4,841	1,487	(5,934)	201,410	539,239	285

Realized gain (loss) on investments	181,646	(17,278)	41,063	(45,636)	2,592,430	(212,246)	1,456,983	6,706
Change in unrealized gain (loss) on investments	(542,364)	(85,006)	(60,262)	(33,243)	(2,634,573)	(163,934)	(4,854,583)	(30,564)

Net gain (loss) on investments	(360,718)	(102,284)	(19,199)	(78,879)	(42,143)	(376,180)	(3,397,600)	(23,858)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(360,718)	(81,790)	(14,358)	(77,392)	(48,077)	(174,770)	(2,858,361)	(23,573)

Investment Activity:	ROCMC	ROCSC	TRBCG2	TREI2	TRHS2	TRLT1	TRMCG2	TRNAG1
Reinvested dividends	$1,271,591	8,314	-	949,483	-	7,653	-	50,613
Asset charges (note 3)	(114,666)	(3,445)	(279)	(140,884)	(6,007)	(729)	(59,550)	(50,896)

Net investment income (loss)	1,156,925	4,869	(279)	808,599	(6,007)	6,924	(59,550)	(283)

Realized gain (loss) on investments	4,063,611	67,759	58,093	3,355,631	749,529	(2,510)	3,422,163	3,721,605
Change in unrealized gain (loss) on investments	(11,843,706)	(328,998)	(26,550)	(5,936,383)	(596,039)	(5,156)	(7,304,348)	(6,179,040)

Net gain (loss) on investments	(7,780,095)	(261,239)	31,543	(2,580,752)	153,490	(7,666)	(3,882,185)	(2,457,435)

Reinvested capital gains	-	-	-	-	-	3,684	3,142,076	1,761,338

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,623,170)	(256,370)	31,264	(1,772,153)	147,483	2,942	(799,659)	(696,380)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	TRPSB1	VWEM	VWHA	VVB	VVDV	VVI	VVMCI	VVREI
Reinvested dividends	$52,674	192,452	671,648	64,815	34,947	65,334	92,563	39,093
Asset charges (note 3)	(5,111)	(15,358)	(75,329)	(5,793)	(3,961)	(9,183)	(17,481)	(3,909)

Net investment income (loss)	47,563	177,094	596,319	59,022	30,986	56,151	75,082	35,184

Realized gain (loss) on investments	83,952	2,067,853	4,862,359	156,675	37,060	544,628	1,428,704	144,156
Change in unrealized gain (loss) on investments	(213,016)	(7,310,068)	(16,096,879)	(162,248)	(32,736)	(1,284,447)	(1,484,498)	33,221

Net gain (loss) on investments	(129,064)	(5,242,215)	(11,234,520)	(5,573)	4,324	(739,819)	(55,794)	177,377

Reinvested capital gains	-	-	719,170	-	-	-	-	27,470

Net increase (decrease) in contract owners’ equity resulting from operations	$(81,501)	(5,065,121)	(9,919,031)	53,449	35,310	(683,668)	19,288	240,031

Investment Activity:	VVSTC	VVHGB	WRASP	WRGP	WRRESP	WRSTP	SVDF	SVOF
Reinvested dividends	$126,173	305,701	115,626	7,834	17,988	-	-	15,505
Asset charges (note 3)	(8,305)	(15,427)	(7,634)	(2,663)	(3,132)	(4,654)	(4,779)	(19,778)

Net investment income (loss)	117,868	290,274	107,992	5,171	14,856	(4,654)	(4,779)	(4,273)

Realized gain (loss) on investments	125,043	(86,941)	346,527	180,818	162,557	93,672	192,078	498,551
Change in unrealized gain (loss) on investments	(210,980)	234,714	(1,341,774)	(236,218)	(88,891)	(408,785)	(159,318)	(1,409,759)

Net gain (loss) on investments	(85,937)	147,773	(995,247)	(55,400)	73,666	(315,113)	32,760	(911,208)

Reinvested capital gains	35,806	83,030	-	71,426	-	78,015	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$67,737	521,077	(887,255)	21,197	88,522	(241,752)	27,981	(915,481)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	WFVSCG	NVAGF3	CSIEF3	GEF	GEF3	WSCP	SVSHEB
Reinvested dividends	$-	14,484	30,477	24,153	99	6,099	1,519
Asset charges (note 3)	(16,642)	-	(583)	(553)	-	-	(118)

Net investment income (loss)	(16,642)	14,484	29,894	23,600	99	6,099	1,401

Realized gain (loss) on investments	553,938	(35,519)	(46,211)	(546,568)	(227)	320,543	33,748
Change in unrealized gain (loss) on investments	(1,431,474)	11,159	(137,438)	480,203	(255)	(340,650)	(20,155)

Net gain (loss) on investments	(877,536)	(24,360)	(183,649)	(66,365)	(482)	(20,107)	13,593

Reinvested capital gains	-	19,764	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(894,178)	9,888	(153,755)	(42,765)	(383)	(14,008)	14,994

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2011 and 2010

	Total		AMVAA2		AMVBD2		AMVGS2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$60,242,918	48,051,537	23,250	22,546	16,193	31,519	15,333	16,437
Realized gain (loss) on investments	66,087,136	(169,061,674)	125,196	(66,157)	51,744	34,343	186,890	120,547
Change in unrealized gain (loss) on investments	(226,800,032)	564,262,211	(131,015)	196,109	(27,029)	(12,968)	(519,145)	77,067
Reinvested capital gains	25,040,572	23,983,582	-	-	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	(75,429,406)	467,235,656	17,431	152,498	40,908	52,894	(316,922)	214,051

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	232,335,620	249,444,820	115,811	132,641	166,599	14,019	164,113	10,148
Transfers between funds	-	-	(114,654)	(38,102)	(755,951)	250,685	330,021	103,700
Surrenders (note 6)	(332,479,745)	(247,893,625)	(20,967)	(112,008)	(288)	-	(39,900)	-
Death Benefits (note 4)	(12,131,512)	(12,114,304)	-	(7,934)	-	(996)	(172)	(1,102)
Net policy repayments (loans) (note 5)	183,444	(1,195,759)	(20,938)	(7,927)	23,799	(16,183)	48,503	(16,514)
Deductions for surrender charges (note 2d)	(1,789,006)	(3,091,806)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(108,579,372)	(113,435,370)	(52,505)	(46,888)	(21,183)	(9,836)	(25,810)	(7,842)
Asset charges (note 3):
FPVUL & VEL contracts	(5,317,581)	(5,244,610)	(787)	(781)	(383)	(49)	(340)	(1)
MSP contracts	(288,084)	(284,267)	-	-	-	-	-	-
SL contracts or LSFP contracts	(736,976)	(802,521)	-	-	-	-	-	-
Adjustments to maintain reserves	(394,811)	906,192	7	5	5	(18)	(4)	27

Net equity transactions	(229,198,023)	(133,711,250)	(94,033)	(80,994)	(587,402)	237,622	476,411	88,416

Net change in contract owners' equity	(304,627,429)	333,524,406	(76,602)	71,504	(546,494)	290,516	159,489	302,467
Contract owners' equity beginning of period	4,097,345,784	3,763,821,378	1,393,764	1,322,260	1,154,353	863,837	1,223,285	920,818

Contract owners' equity end of period	$3,792,718,355	4,097,345,784	1,317,162	1,393,764	607,859	1,154,353	1,382,774	1,223,285

CHANGES IN UNITS:
Beginning units	278,969,681	293,757,661	147,280	156,977	106,418	84,585	123,466	113,530
Units purchased	38,682,925	74,642,038	20,108	21,571	18,072	25,471	56,806	15,137
Units redeemed	(53,514,128)	(89,430,018)	(29,626)	(31,268)	(71,679)	(3,638)	(7,474)	(5,201)

Ending units	264,138,478	278,969,681	137,762	147,280	52,811	106,418	172,798	123,466

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2011 and 2010

	AMVGR2		AMVI2		MLVLC2		MLVGA2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$60,624	10,133	3,730	-	15,944	12,831	180,639	63,465
Realized gain (loss) on investments	518,231	34,614	(17,298)	-	297,547	50,459	138,503	90,734
Change in unrealized gain (loss) on investments	(2,011,626)	243,725	(9,005)	-	(304,104)	87,026	(861,037)	330,292
Reinvested capital gains	-	-	-	-	-	-	184,619	31,733

Net increase (decrease) in contract owners' equity resulting from operations	(1,432,771)	288,472	(22,573)	-	9,387	150,316	(357,276)	516,224

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	12,055	102	-	-	68,712	116,342	465,883	327,401
Transfers between funds	13,697,353	109,186	221,877	-	100,254	297,757	3,360,288	2,773,995
Surrenders (note 6)	(514,761)	-	-	-	(184,516)	(91,783)	(354,200)	(186,160)
Death Benefits (note 4)	-	(2,333)	-	-	-	(885)	(167,584)	-
Net policy repayments (loans) (note 5)	66,631	(31,460)	-	-	131,008	(1,852)	(522,883)	(33,527)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(17,753)	(3,736)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(116,049)	(12,552)	(1,206)	-	(29,136)	(25,435)	(273,692)	(176,055)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(20)	-	(162)	(123)	(21,277)	(12,542)
MSP contracts	-	-	-	-	-	-	(700)	(267)
SL contracts or LSFP contracts	-	-	-	-	-	-	(4,549)	(4,288)
Adjustments to maintain reserves	(29)	33	(3)	-	14	149	(138)	(233)

Net equity transactions	13,145,200	62,976	220,648	-	86,174	294,170	2,463,395	2,684,588

Net change in contract owners' equity	11,712,429	351,448	198,075	-	95,561	444,486	2,106,119	3,200,812
Contract owners' equity beginning of period	2,124,027	1,772,579	-	-	1,918,731	1,474,245	6,177,373	2,976,561

Contract owners' equity end of period	$13,836,456	2,124,027	198,075	-	2,014,292	1,918,731	8,283,492	6,177,373

CHANGES IN UNITS:
Beginning units	229,261	226,599	-	-	165,806	138,588	461,464	244,329
Units purchased	1,418,007	11,392	25,412	-	35,344	44,933	279,594	249,092
Units redeemed	(82,421)	(8,730)	(154)	-	(30,760)	(17,715)	(98,967)	(31,957)

Ending units	1,564,847	229,261	25,258	-	170,390	165,806	642,091	461,464

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	CVSSE		DAVVL		DWVSVS		DSIF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(456)	(204)	16,890	26,849	(2)	-	4,474,653	4,335,919
Realized gain (loss) on investments	5,613	(6,435)	270,035	354,968	-	-	(3,720,227)	(5,752,564)
Change in unrealized gain (loss) on investments	(10,766)	43,284	(573,394)	(133,085)	187	-	1,754,050	36,844,292
Reinvested capital gains	-	-	177,925	-	-	-	1,755,181	-

Net increase (decrease) in contract owners' equity resulting from operations	(5,609)	36,645	(108,544)	248,732	185	-	4,263,657	35,427,647

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,662	2,685	223,994	292,907	15,794	-	11,472,115	13,888,136
Transfers between funds	53,328	19,173	(142,955)	(123,019)	4,504	-	1,225,816	(12,247,307)
Surrenders (note 6)	(2,462)	(83)	(89,952)	(5,752)	-	-	(22,885,446)	(21,168,029)
Death Benefits (note 4)	-	(1,059)	-	(10,084)	-	-	(1,241,814)	(535,722)
Net policy repayments (loans) (note 5)	-	-	(17,457)	(12,105)	(1,282)	-	442,576	(141,730)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(52,794)	(133,150)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,649)	(2,063)	(33,563)	(36,959)	(88)	-	(7,832,096)	(8,764,718)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(1,872)	(1,686)	-	-	(357,661)	(354,390)
MSP contracts	-	-	-	-	-	-	(12,049)	(12,213)
SL contracts or LSFP contracts	-	-	-	-	-	-	(60,281)	(67,989)
Adjustments to maintain reserves	3	9	(2)	2,095	1	-	(1,707)	16,500

Net equity transactions	55,882	18,662	(61,807)	105,397	18,929	-	(19,303,341)	(29,520,612)

Net change in contract owners' equity	50,273	55,307	(170,351)	354,129	19,114	-	(15,039,684)	5,907,035
Contract owners' equity beginning of period	261,472	206,165	2,446,673	2,092,544	-	-	270,761,843	264,854,808

Contract owners' equity end of period	$311,745	261,472	2,276,322	2,446,673	19,114	-	255,722,159	270,761,843

CHANGES IN UNITS:
Beginning units	15,365	14,173	284,231	273,828	-	-	21,609,408	24,244,638
Units purchased	3,546	1,650	36,634	46,348	2,277	-	1,237,119	1,451,225
Units redeemed	(304)	(458)	(44,779)	(35,945)	(152)	-	(2,795,242)	(4,086,455)

Ending units	18,607	15,365	276,086	284,231	2,125	-	20,051,285	21,609,408

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	DSRG		OGGO		JPMMV1		JABS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$90,420	88,836	(8,064)	(6,723)	1,344	1,844	268,284	290,539
Realized gain (loss) on investments	474,305	321,718	608,459	280,247	794	26,764	627,893	439,703
Change in unrealized gain (loss) on investments	(456,747)	988,748	(868,740)	463,624	218	4,223	(1,371,187)	173,573
Reinvested capital gains	-	-	-	-	-	-	590,997	-

Net increase (decrease) in contract owners’ equity resulting from operations	107,978	1,399,302	(268,345)	737,148	2,356	32,831	115,987	903,815

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	951,581	1,044,123	14,174	1,623	-	(11)	885,799	501,957
Transfers between funds	(123,457)	(640,445)	(200,095)	438,245	-	(78,656)	(1,962,305)	637,059
Surrenders (note 6)	(871,401)	(1,056,913)	(282,487)	(110,832)	-	-	(759,314)	(525,946)
Death Benefits (note 4)	(100,746)	(102,410)	(5,379)	(4,607)	-	(123)	(3,551)	(17,291)
Net policy repayments (loans) (note 5)	(64,034)	(77,927)	(2,291)	(981)	-	-	(92,036)	(3,518)
Deductions for surrender charges (note 2d)	(1,659)	(3,476)	-	-	-	-	(1,243)	(1,613)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(742,253)	(794,886)	(61,389)	(47,213)	(1,845)	(2,401)	(259,642)	(272,081)
Asset charges (note 3):
FPVUL & VEL contracts	(45,175)	(44,387)	-	-	-	-	(11,002)	(9,139)
MSP contracts	(1,334)	(1,331)	-	-	-	-	(35)	(38)
SL contracts or LSFP contracts	(1,751)	(2,077)	-	-	-	-	(1,197)	(1,820)
Adjustments to maintain reserves	(413)	116	(29)	102	2	(2)	(12)	(10)

Net equity transactions	(1,000,642)	(1,679,613)	(537,496)	276,337	(1,843)	(81,193)	(2,204,538)	307,560

Net change in contract owners’ equity	(892,664)	(280,311)	(805,841)	1,013,485	513	(48,362)	(2,088,551)	1,211,375
Contract owners’ equity beginning of period	10,362,700	10,643,011	3,951,340	2,937,855	121,360	169,722	12,959,724	11,748,349

Contract owners’ equity end of period	$9,470,036	10,362,700	3,145,499	3,951,340	121,873	121,360	10,871,173	12,959,724

CHANGES IN UNITS:
Beginning units	788,385	938,021	190,112	177,271	7,841	13,479	709,708	695,173
Units purchased	87,383	94,519	815	21,582	-	-	42,503	110,363
Units redeemed	(164,148)	(244,155)	(29,405)	(8,741)	(118)	(5,638)	(164,617)	(95,828)

Ending units	711,620	788,385	161,522	190,112	7,723	7,841	587,594	709,708

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	JACAS		JAGTS2		JAGTS		JAIGS2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$71,319	64,015	-	-	(8,060)	(6,694)	92,341	139,019
Realized gain (loss) on investments	1,366,581	1,885,956	138,798	20,465	807,841	516,960	(1,469,791)	(208,457)
Change in unrealized gain (loss) on investments	(5,183,176)	1,660,766	(347,812)	176,686	(1,768,798)	2,018,995	(7,685,434)	5,882,163
Reinvested capital gains	-	-	-	-	-	-	246,048	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,745,276)	3,610,737	(209,014)	197,151	(969,017)	2,529,261	(8,816,836)	5,812,725

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,878,619	3,768,440	832,813	509,656	105,913	265,864	2,198,264	3,078,690
Transfers between funds	(4,179,211)	2,057,685	(29,831)	1,048,774	(221,297)	(485,648)	(2,824,710)	1,558,932
Surrenders (note 6)	(8,133,053)	(3,133,700)	(707,588)	(83,333)	(973,800)	(832,271)	(2,678,878)	(2,212,694)
Death Benefits (note 4)	(95,303)	(135,292)	(5,803)	(1,045)	(48,030)	(30,098)	(51,495)	(77,739)
Net policy repayments (loans) (note 5)	(297,692)	(762,945)	515,466	92,481	(174,112)	(302,799)	(12,198)	(289,490)
Deductions for surrender charges (note 2d)	(20,535)	(38,022)	(1,342)	(384)	(1,765)	(5,975)	(30,609)	(34,759)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,578,033)	(1,833,997)	(142,574)	(40,140)	(461,813)	(555,410)	(1,077,883)	(1,221,542)
Asset charges (note 3):
FPVUL & VEL contracts	(91,690)	(100,018)	(7,534)	(1,858)	(30,196)	(33,674)	(81,743)	(87,302)
MSP contracts	(2,205)	(2,325)	(47)	-	(689)	(619)	(2,209)	(2,312)
SL contracts or LSFP contracts	(8,664)	(13,044)	(969)	(106)	(1,480)	(2,228)	(9,629)	(12,779)
Adjustments to maintain reserves	10	(4,142)	(3)	(237)	(160)	678	(55)	1,991

Net equity transactions	(11,527,757)	(197,360)	452,588	1,523,808	(1,807,429)	(1,982,180)	(4,571,145)	700,996

Net change in contract owners’ equity	(15,273,033)	3,413,377	243,574	1,720,959	(2,776,446)	547,081	(13,387,981)	6,513,721
Contract owners’ equity beginning of period	60,144,613	56,731,236	1,720,959	-	12,391,146	11,844,065	30,332,835	23,819,114

Contract owners’ equity end of period	$44,871,580	60,144,613	1,964,533	1,720,959	9,614,700	12,391,146	16,944,854	30,332,835

CHANGES IN UNITS:
Beginning units	5,463,910	5,472,899	151,587	-	2,171,152	2,576,599	1,903,372	1,868,731
Units purchased	495,745	736,565	82,897	162,312	89,397	159,422	181,793	369,316
Units redeemed	(1,580,479)	(745,554)	(44,728)	(10,725)	(413,043)	(564,869)	(513,792)	(334,675)

Ending units	4,379,176	5,463,910	189,756	151,587	1,847,506	2,171,152	1,571,373	1,903,372

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	JAIGS		JAMVS		LZREMS		LOVMCV
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$124,408	241,477	6,917	1,205	332,160	75,470	72	2,641
Realized gain (loss) on investments	(1,944,368)	741,576	31,899	4,709	(51,006)	67,842	236,391	287,966
Change in unrealized gain (loss) on investments	(18,805,387)	12,993,882	(114,390)	51,561	(3,966,255)	560,987	(281,059)	(15,216)
Reinvested capital gains	535,405	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(20,089,942)	13,976,935	(75,574)	57,475	(3,685,101)	704,299	(44,596)	275,391

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	885,641	946,066	189,316	36,863	768,479	332,627	27,111	89,543
Transfers between funds	(4,200,672)	(3,697,255)	1,017,929	395,220	13,384,519	7,077,998	(318,395)	(212,360)
Surrenders (note 6)	(2,283,214)	(4,411,633)	(6,994)	-	(1,813,746)	-	(39,071)	(113,258)
Death Benefits (note 4)	(56,497)	(142,987)	(5,239)	-	(1,179)	(8,484)	-	(4,482)
Net policy repayments (loans) (note 5)	(361,192)	(405,123)	-	-	87,561	(72,904)	(586)	(803)
Deductions for surrender charges (note 2d)	(3,132)	(10,879)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,136,261)	(1,350,641)	(26,336)	(2,341)	(134,893)	(15,317)	(18,615)	(24,185)
Asset charges (note 3):
FPVUL & VEL contracts	(59,252)	(71,430)	(40)	-	(728)	(138)	(26)	(165)
MSP contracts	(2,608)	(3,032)	-	-	-	-	-	-
SL contracts or LSFP contracts	(6,611)	(10,254)	-	-	-	-	-	-
Adjustments to maintain reserves	449	(11,339)	(10)	5	(3,087)	(185)	(20)	133

Net equity transactions	(7,223,349)	(9,168,507)	1,168,626	429,747	12,286,926	7,313,597	(349,602)	(265,577)

Net change in contract owners’ equity	(27,313,291)	4,808,428	1,093,052	487,222	8,601,825	8,017,896	(394,198)	9,814
Contract owners’ equity beginning of period	66,103,413	61,294,985	487,222	-	8,017,896	-	1,313,297	1,303,483

Contract owners’ equity end of period	$38,790,122	66,103,413	1,580,274	487,222	16,619,721	8,017,896	919,099	1,313,297

CHANGES IN UNITS:
Beginning units	3,374,504	3,903,753	46,500	-	704,127	-	107,968	134,346
Units purchased	221,950	197,872	113,026	46,745	1,285,355	712,911	2,452	16,557
Units redeemed	(664,724)	(727,121)	(3,734)	(245)	(205,784)	(8,784)	(31,508)	(42,935)

Ending units	2,931,730	3,374,504	155,792	46,500	1,783,698	704,127	78,912	107,968

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	MIGIC		MVRISC		MVFIC		MVFSC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$17,714	14,365	11,231	7,250	113,187	105,911	124,899	49,632
Realized gain (loss) on investments	72,311	7,810	33,300	(10,221)	(270,301)	(242,905)	733,257	173,246
Change in unrealized gain (loss) on investments	(57,102)	357,498	(135,722)	70,928	122,922	958,030	(677,432)	365,978
Reinvested capital gains	-	-	-	-	30,614	-	49,162	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,923	379,673	(91,191)	67,957	(3,578)	821,036	229,886	588,856

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	190,992	242,908	72,231	63,618	455,012	537,510	1,207,739	397,640
Transfers between funds	75,191	(163,657)	119,555	23,371	(201,205)	398,804	10,645,377	2,388,705
Surrenders (note 6)	(393,802)	(108,377)	(8,013)	(28,917)	(541,675)	(504,623)	(682,089)	(152,659)
Death Benefits (note 4)	(44,380)	(4,464)	-	-	(22,318)	(36,760)	(10,591)	-
Net policy repayments (loans) (note 5)	(28,807)	(63,844)	(1,092)	-	21,688	(7,690)	(4,037)	(9,352)
Deductions for surrender charges (note 2d)	(9,567)	(8,135)	-	-	(2,890)	(6,687)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(169,169)	(180,912)	(13,612)	(14,090)	(313,359)	(304,177)	(226,994)	(114,977)
Asset charges (note 3):
FPVUL & VEL contracts	(14,177)	(13,894)	(103)	(49)	(22,010)	(20,863)	(1,372)	(1,359)
MSP contracts	(196)	(176)	-	-	(677)	(593)	-	-
SL contracts or LSFP contracts	(598)	(697)	-	-	(4,829)	(5,619)	-	-
Adjustments to maintain reserves	(7)	42	14	36	17	(20)	(34)	73

Net equity transactions	(394,520)	(301,206)	168,980	43,969	(632,246)	49,282	10,927,999	2,508,071

Net change in contract owners’ equity	(361,597)	78,467	77,789	111,926	(635,824)	870,318	11,157,885	3,096,927
Contract owners’ equity beginning of period	3,398,585	3,320,118	775,594	663,668	8,062,164	7,191,846	6,862,164	3,765,237

Contract owners’ equity end of period	$3,036,988	3,398,585	853,383	775,594	7,426,340	8,062,164	18,020,049	6,862,164

CHANGES IN UNITS:
Beginning units	216,391	237,765	89,179	84,128	441,004	438,770	767,637	467,409
Units purchased	17,700	17,940	26,076	11,683	36,547	61,462	1,323,625	334,550
Units redeemed	(41,834)	(39,314)	(4,690)	(6,632)	(70,095)	(59,228)	(61,091)	(34,322)

Ending units	192,257	216,391	110,565	89,179	407,456	441,004	2,030,171	767,637

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	MVIVSC		MSVFI		MSEM		VKVGR2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$220,265	182,521	95,738	152,267	1,190,873	399,155	37,963	73,929
Realized gain (loss) on investments	320,702	(93,156)	(68,205)	(70,775)	988,467	271,162	46,050	218,884
Change in unrealized gain (loss) on investments	(1,134,343)	1,578,836	112,829	90,701	(285,039)	(167,202)	(219,853)	(91,262)
Reinvested capital gains	-	-	-	-	381,502	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(593,376)	1,668,201	140,362	172,193	2,275,803	503,115	(135,840)	201,551

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	387,722	(217,964)	139,980	159,141	342,924	419,139	134,159	76,710
Transfers between funds	5,188,905	16,022,249	83,361	(135,198)	289,237	24,553,237	(25,398)	325,744
Surrenders (note 6)	(594,806)	(76,258)	(158,149)	(81,672)	(568,892)	(1,280,237)	(88,465)	(64,540)
Death Benefits (note 4)	-	(16,546)	(414)	(211)	(104,553)	(11,771)	(1,420)	-
Net policy repayments (loans) (note 5)	(8,088)	-	21,225	(23,432)	39,409	(21,556)	(9,202)	(11,458)
Deductions for surrender charges (note 2d)	-	-	(5,824)	(4,714)	(4,797)	(4,732)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(339,421)	(227,272)	(119,240)	(135,090)	(508,136)	(338,250)	(28,989)	(26,969)
Asset charges (note 3):
FPVUL & VEL contracts	(632)	(29)	(8,987)	(9,160)	(19,040)	(20,144)	(420)	(258)
MSP contracts	-	-	(486)	(486)	(347)	(292)	-	-
SL contracts or LSFP contracts	-	-	(1,165)	(1,763)	(2,078)	(2,491)	-	-
Adjustments to maintain reserves	17,920	393,235	(6)	225	17	(206)	(4)	(47)

Net equity transactions	4,651,600	15,877,415	(49,705)	(232,360)	(536,256)	23,292,697	(19,739)	299,182

Net change in contract owners’ equity	4,058,224	17,545,616	90,657	(60,167)	1,739,547	23,795,812	(155,579)	500,733
Contract owners’ equity beginning of period	20,583,425	3,037,809	2,441,287	2,501,454	33,290,184	9,494,372	1,248,856	748,123

Contract owners’ equity end of period	$24,641,649	20,583,425	2,531,944	2,441,287	35,029,731	33,290,184	1,093,277	1,248,856

CHANGES IN UNITS:
Beginning units	1,441,156	230,861	190,070	208,669	999,333	366,568	148,350	108,490
Units purchased	473,135	1,263,642	24,426	15,435	54,576	698,489	25,039	53,771
Units redeemed	(154,143)	(53,347)	(27,905)	(34,034)	(73,228)	(65,724)	(28,648)	(13,911)

Ending units	1,760,148	1,441,156	186,591	190,070	980,681	999,333	144,741	148,350

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	MSVMG		MSVEG		MSVRE		NVAMV1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$14,035	(23,540)	(685)	(317)	173,456	489,540	553,784	58,025
Realized gain (loss) on investments	2,487,242	318,696	31,637	72,477	4,189,405	(750,645)	139,801	10,365
Change in unrealized gain (loss) on investments	(3,286,633)	2,519,164	(118,836)	(10,654)	(3,331,112)	6,194,105	(509,497)	607,953
Reinvested capital gains	5,360	-	-	-	-	-	84,323	79,381

Net increase (decrease) in contract owners’ equity resulting from operations	(779,996)	2,814,320	(87,884)	61,506	1,031,749	5,933,000	268,411	755,724

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	608,714	102,006	5,672	1,132	516,093	541,390	2,224,289	142,179
Transfers between funds	651,278	(94,798)	713,900	(309,141)	(254,253)	(430,858)	(2,952,345)	37,090,765
Surrenders (note 6)	(394,939)	(735,822)	(3,470)	(4,410)	(1,913,429)	(1,055,295)	(3,180,722)	(225,001)
Death Benefits (note 4)	(14,332)	(4,467)	-	-	(40,872)	(44,647)	(168,870)	-
Net policy repayments (loans) (note 5)	(8,817)	17,980	(963)	17,981	142,936	(129,433)	(184,453)	(26,427)
Deductions for surrender charges (note 2d)	-	-	-	-	(38)	184	(28,414)	(1,023)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(172,373)	(157,990)	(17,344)	(6,440)	(365,476)	(356,015)	(1,595,882)	(102,555)
Asset charges (note 3):
FPVUL & VEL contracts	(504)	(69)	(101)	(18)	(17)	93	(124,620)	(8,125)
MSP contracts	-	-	-	-	-	-	(4,667)	(326)
SL contracts or LSFP contracts	-	-	-	-	(5)	-	(15,757)	(1,102)
Adjustments to maintain reserves	(163)	655	(3)	150	(13)	5,382	137	(124)

Net equity transactions	668,864	(872,505)	697,691	(300,746)	(1,915,074)	(1,469,199)	(6,031,304)	36,868,261

Net change in contract owners’ equity	(111,132)	1,941,815	609,807	(239,240)	(883,325)	4,463,801	(5,762,893)	37,623,985
Contract owners’ equity beginning of period	11,418,967	9,477,152	139,869	379,109	25,336,966	20,873,165	37,651,752	27,767

Contract owners’ equity end of period	$11,307,835	11,418,967	749,676	139,869	24,453,641	25,336,966	31,888,859	37,651,752

CHANGES IN UNITS:
Beginning units	917,869	1,005,476	13,550	45,095	838,673	895,319	2,641,103	2,210
Units purchased	203,718	72,497	63,622	4,892	27,674	48,972	184,131	2,664,041
Units redeemed	(142,601)	(160,104)	(2,186)	(36,437)	(102,957)	(105,618)	(602,747)	(25,148)

Ending units	978,986	917,869	74,986	13,550	763,390	838,673	2,222,487	2,641,103

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$69,197	69,483	54,604	58,669	61,967	43,712	22,585	12,128
Realized gain (loss) on investments	(90,295)	(143,324)	98,811	(26,339)	(229,612)	(339,175)	(467,228)	(669,336)
Change in unrealized gain (loss) on investments	81,651	670,464	(27,616)	135,883	(347,968)	857,732	38,452	1,909,972
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	60,553	596,623	125,799	168,213	(515,613)	562,269	(406,191)	1,252,764

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	305,572	385,165	116,427	193,074	364,170	332,115	562,233	665,936
Transfers between funds	124,733	858,183	(392,479)	102,002	29,483	(250,877)	907,956	206,945
Surrenders (note 6)	(668,985)	(207,424)	(258,544)	(292,514)	(624,601)	(386,777)	(890,244)	(579,287)
Death Benefits (note 4)	(4,324)	-	-	(43,957)	(2,144)	(31,906)	(81,357)	(36,661)
Net policy repayments (loans) (note 5)	(37,912)	(11,110)	19,194	(28,940)	(35,584)	(70,922)	14,935	(54,549)
Deductions for surrender charges (note 2d)	(14,547)	(19,589)	(1,744)	(4,876)	(2,654)	(16,348)	(9,551)	(12,661)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(243,517)	(250,934)	(114,907)	(139,500)	(230,353)	(220,572)	(314,316)	(293,451)
Asset charges (note 3):
FPVUL & VEL contracts	(15,953)	(15,075)	(7,317)	(9,235)	(20,908)	(17,231)	(24,894)	(22,181)
MSP contracts	(4,238)	(4,137)	(984)	(1,010)	(1,249)	(1,308)	(1,851)	(1,736)
SL contracts or LSFP contracts	(6,082)	(6,052)	(2,076)	(1,958)	(2,812)	(2,970)	(6,785)	(6,365)
Adjustments to maintain reserves	4	740	3	(12)	(10)	453	(126)	306

Net equity transactions	(565,249)	729,767	(642,427)	(226,926)	(526,662)	(666,343)	156,000	(133,704)

Net change in contract owners’ equity	(504,696)	1,326,390	(516,628)	(58,713)	(1,042,275)	(104,074)	(250,191)	1,119,060
Contract owners’ equity beginning of period	5,259,605	3,933,215	2,665,346	2,724,059	5,678,811	5,782,885	8,205,852	7,086,792

Contract owners’ equity end of period	$4,754,909	5,259,605	2,148,718	2,665,346	4,636,536	5,678,811	7,955,661	8,205,852

CHANGES IN UNITS:
Beginning units	483,491	405,011	229,234	248,317	473,561	536,732	773,203	789,242
Units purchased	39,068	133,707	16,361	50,560	36,939	38,545	140,909	93,446
Units redeemed	(89,485)	(55,227)	(70,798)	(69,643)	(84,169)	(101,716)	(127,612)	(109,485)

Ending units	433,074	483,491	174,797	229,234	426,331	473,561	786,500	773,203

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVAGI2		HIBF		HIBF3		GEM
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$26,141	22,997	1,734,231	1,860,098	791,881	924,537	63,242	(34,217)
Realized gain (loss) on investments	(62,104)	(84,523)	817,468	(1,002,551)	549,071	1,542,620	5,605,352	(4,893,423)
Change in unrealized gain (loss) on investments	(28,397)	307,631	(1,728,342)	1,854,148	(854,694)	(1,162,778)	(8,744,331)	8,698,405
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(64,360)	246,105	823,357	2,711,695	486,258	1,304,379	(3,075,737)	3,770,765

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	143,122	157,105	729,710	1,066,197	882,424	863,490	375,967	597,380
Transfers between funds	171,533	133,173	(2,757,119)	(664,043)	(1,019,783)	(456,586)	(12,261,452)	(2,467,648)
Surrenders (note 6)	(304,329)	(90,631)	(1,646,402)	(1,046,482)	(718,563)	(949,364)	(1,926,363)	(1,859,974)
Death Benefits (note 4)	-	(40,844)	(27,965)	(78,750)	(19,850)	(51,218)	(30,706)	(54,066)
Net policy repayments (loans) (note 5)	(19,486)	(10,564)	(39,203)	(77,435)	21,360	(94,591)	132,823	(248,487)
Deductions for surrender charges (note 2d)	(379)	(6,277)	(621)	(3,427)	(9,771)	(28,504)	(1,542)	(4,412)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(93,484)	(95,446)	(368,397)	(335,635)	(488,312)	(545,419)	(390,794)	(489,985)
Asset charges (note 3):
FPVUL & VEL contracts	(8,099)	(7,627)	(14,142)	(15,008)	(35,236)	(38,622)	(8,911)	(10,969)
MSP contracts	(899)	(782)	(1,002)	(958)	(766)	(664)	(608)	(703)
SL contracts or LSFP contracts	(1,215)	(1,011)	(1,230)	(1,417)	(5,578)	(5,155)	(462)	(676)
Adjustments to maintain reserves	(17)	49	21	(80)	13	33	(131)	638

Net equity transactions	(113,253)	37,145	(4,126,350)	(1,157,038)	(1,394,062)	(1,306,600)	(14,112,179)	(4,538,902)

Net change in contract owners’ equity	(177,613)	283,250	(3,302,993)	1,554,657	(907,804)	(2,221)	(17,187,916)	(768,137)
Contract owners’ equity beginning of period	2,607,445	2,324,195	22,733,073	21,178,416	11,988,152	11,990,373	27,742,065	28,510,202

Contract owners’ equity end of period	$2,429,832	2,607,445	19,430,080	22,733,073	11,080,348	11,988,152	10,554,149	27,742,065

CHANGES IN UNITS:
Beginning units	293,429	290,258	1,134,842	1,191,262	838,621	949,161	956,007	1,139,730
Units purchased	29,042	49,627	43,770	96,720	74,534	106,225	21,283	36,991
Units redeemed	(42,777)	(46,456)	(240,838)	(153,140)	(166,462)	(216,765)	(509,247)	(220,714)

Ending units	279,694	293,429	937,774	1,134,842	746,693	838,621	468,043	956,007

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GEM3		GIG		GIG3		NVIE6
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$108,306	10,804	110,527	47,843	52,341	35,622	4,847	4,923
Realized gain (loss) on investments	(1,948,414)	(1,813,522)	798,541	133,598	124,805	71,922	50,941	16,572
Change in unrealized gain (loss) on investments	(1,850,266)	4,018,759	(2,340,290)	473,917	(559,594)	343,925	(99,953)	60,048
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,690,374)	2,216,041	(1,431,222)	655,358	(382,448)	451,469	(44,165)	81,543

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	957,702	1,271,174	566,444	471,664	176,019	225,766	8,631	90,166
Transfers between funds	(259,938)	273,745	5,744,351	(543,049)	520,993	(21,378)	(179,721)	521
Surrenders (note 6)	(731,338)	(1,132,074)	(775,025)	(232,284)	(273,549)	(202,893)	(56,978)	(14,340)
Death Benefits (note 4)	(17,782)	(12,552)	(20,875)	(12,200)	(15,917)	(2,197)	-	-
Net policy repayments (loans) (note 5)	(229,179)	4,184	3,617	(32,852)	28,607	(38,826)	(1,046)	(631)
Deductions for surrender charges (note 2d)	(13,566)	(32,316)	(1,718)	(2,328)	(5,181)	(4,197)	(153)	(691)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(535,317)	(596,941)	(228,088)	(146,216)	(161,330)	(161,176)	(12,891)	(16,045)
Asset charges (note 3):
FPVUL & VEL contracts	(39,940)	(41,923)	(14,024)	(9,654)	(12,259)	(12,172)	(619)	(578)
MSP contracts	(7,431)	(6,946)	(531)	(388)	(810)	(736)	-	-
SL contracts or LSFP contracts	(9,195)	(9,579)	(1,479)	(1,220)	(986)	(878)	(1,308)	(1,269)
Adjustments to maintain reserves	20	(6,524)	-	2,278	5	582	3	8

Net equity transactions	(885,964)	(289,752)	5,272,672	(506,249)	255,592	(218,105)	(244,082)	57,141

Net change in contract owners’ equity	(4,576,338)	1,926,289	3,841,450	149,109	(126,856)	233,364	(288,247)	138,684
Contract owners’ equity beginning of period	16,885,669	14,959,380	5,617,282	5,468,173	3,926,459	3,693,095	642,588	503,904

Contract owners’ equity end of period	$12,309,331	16,885,669	9,458,732	5,617,282	3,799,603	3,926,459	354,341	642,588

CHANGES IN UNITS:
Beginning units	794,544	818,029	417,590	460,651	484,564	516,240	79,753	70,672
Units purchased	65,478	87,377	456,255	42,369	99,647	50,779	3,160	22,121
Units redeemed	(113,699)	(110,862)	(91,576)	(85,430)	(64,566)	(82,455)	(34,049)	(13,040)

Ending units	746,323	794,544	782,269	417,590	519,645	484,564	48,864	79,753

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVNMO1		NVNSR1		NVCRA1		NVCRB1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$82,877	30,365	4,918	1,767	23,480	2,346	3,311,899	(6,923)
Realized gain (loss) on investments	302,023	253,245	15,366	20,922	5,008	73,149	175,111	66,611
Change in unrealized gain (loss) on investments	(2,133,159)	549,952	(98,685)	21,821	(129,907)	(41,470)	(6,151,589)	4,468,297
Reinvested capital gains	112,348	1,269,994	-	-	18,185	57,146	842,924	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,635,911)	2,103,556	(78,401)	44,510	(83,234)	91,171	(1,821,655)	4,527,985

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	831,892	994,487	60,938	10,115	433,547	160,881	1,091,670	595,661
Transfers between funds	(512,444)	(330,968)	377,389	102,035	525,943	315,756	245,346	128,391,397
Surrenders (note 6)	(1,163,203)	(1,267,530)	(3,836)	(73,609)	(5,791)	(48,032)	(89,581)	(26,258)
Death Benefits (note 4)	(45,796)	(86,967)	-	-	-	-	(587,338)	(25,624)
Net policy repayments (loans) (note 5)	21,975	(42,071)	7	(356)	325	(23,264)	(3,799)	578
Deductions for surrender charges (note 2d)	(3,649)	(15,679)	-	-	-	(2,186)	-	(3,241)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(725,078)	(778,592)	(31,708)	(5,508)	(58,941)	(27,425)	(1,296,852)	(157,287)
Asset charges (note 3):
FPVUL & VEL contracts	(53,800)	(55,544)	(844)	(244)	(4,028)	(2,334)	(6,289)	(3,038)
MSP contracts	(1,567)	(1,510)	-	-	(255)	(12)	(921)	(697)
SL contracts or LSFP contracts	(4,294)	(4,854)	(904)	(271)	-	-	(756)	(740)
Adjustments to maintain reserves	(3)	(1,477)	6	(4)	(14)	(8)	(42)	23

Net equity transactions	(1,655,967)	(1,590,705)	401,048	32,158	890,786	373,376	(648,562)	128,770,774

Net change in contract owners’ equity	(3,291,878)	512,851	322,647	76,668	807,552	464,547	(2,470,217)	133,298,759
Contract owners’ equity beginning of period	15,625,980	15,113,129	254,995	178,327	820,368	355,821	134,166,210	867,451

Contract owners’ equity end of period	$12,334,102	15,625,980	577,642	254,995	1,627,920	820,368	131,695,993	134,166,210

CHANGES IN UNITS:
Beginning units	1,705,119	1,906,534	25,390	21,943	85,746	42,818	10,344,415	90,423
Units purchased	110,959	154,869	37,712	12,814	104,993	55,442	118,128	10,275,750
Units redeemed	(293,248)	(356,284)	(3,697)	(9,367)	(8,967)	(12,514)	(149,742)	(21,758)

Ending units	1,522,830	1,705,119	59,405	25,390	181,772	85,746	10,312,801	10,344,415

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVCCA1		NVCCN1		NVCMD1		NVCMA1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$88,531	13,324	49,827	15,773	117,415	26,090	125,102	27,100
Realized gain (loss) on investments	166,720	60,613	52,405	40,000	182,885	124,735	250,357	127,196
Change in unrealized gain (loss) on investments	(462,112)	200,530	(90,770)	8,688	(489,070)	176,046	(693,783)	385,280
Reinvested capital gains	23,688	84	11,270	19,495	31,784	-	47,031	-

Net increase (decrease) in contract owners’ equity resulting from operations	(183,173)	274,551	22,732	83,956	(156,986)	326,871	(271,293)	539,576

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,365,202	934,851	763,931	269,122	726,905	212,996	709,421	573,439
Transfers between funds	595,011	1,549,868	674,698	410,239	1,505,493	1,026,644	78,494	1,005,668
Surrenders (note 6)	(1,851,092)	(490,082)	(17,512)	(37,990)	(68,703)	(37,375)	(252,088)	(105,261)
Death Benefits (note 4)	-	-	(11,784)	-	(24,908)	(27,959)	(4,344)	-
Net policy repayments (loans) (note 5)	6,918	2,855	(35,799)	(91,681)	57,224	(27,936)	(16,719)	(25,168)
Deductions for surrender charges (note 2d)	(2,419)	-	-	(1,637)	(116)	(707)	(3,281)	(6,804)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(167,846)	(103,545)	(111,708)	(77,387)	(199,039)	(110,717)	(183,958)	(152,370)
Asset charges (note 3):
FPVUL & VEL contracts	(11,521)	(7,214)	(5,795)	(4,743)	(11,824)	(7,704)	(16,057)	(11,747)
MSP contracts	(345)	(323)	(369)	(632)	(899)	(602)	(3,091)	(2,786)
SL contracts or LSFP contracts	(2,444)	(1,137)	(54)	(37)	(4,485)	(4,323)	(4,131)	(2,985)
Adjustments to maintain reserves	1	(84)	2	(8)	(35)	(11)	(4)	(59)

Net equity transactions	(68,535)	1,885,189	1,255,610	465,246	1,979,613	1,022,306	304,242	1,271,927

Net change in contract owners’ equity	(251,708)	2,159,740	1,278,342	549,202	1,822,627	1,349,177	32,949	1,811,503
Contract owners’ equity beginning of period	3,716,969	1,557,229	1,472,023	922,821	3,597,164	2,247,987	4,832,016	3,020,513

Contract owners’ equity end of period	$3,465,261	3,716,969	2,750,365	1,472,023	5,419,791	3,597,164	4,864,965	4,832,016

CHANGES IN UNITS:
Beginning units	366,231	172,546	133,059	89,148	346,937	241,583	487,147	345,687
Units purchased	129,258	206,656	141,157	65,461	216,734	128,328	78,376	176,788
Units redeemed	(142,167)	(12,971)	(29,273)	(21,550)	(28,934)	(22,974)	(51,464)	(35,328)

Ending units	353,322	366,231	244,943	133,059	534,737	346,937	514,059	487,147

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVCMC1		NVCBD1		NVLCP1		TRF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$27,182	9,908	28,621	20,139	8,266	5,098	924,499	1,908,314
Realized gain (loss) on investments	96,093	18,357	6,246	37,064	2,649	19,902	(2,559,712)	(58,516,108)
Change in unrealized gain (loss) on investments	(136,877)	59,821	17,136	(18,373)	9,719	(15,400)	2,194,782	80,596,372
Reinvested capital gains	6,423	1,756	-	6,641	232	5,146	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,179)	89,842	52,003	45,471	20,866	14,746	559,569	23,988,578

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	330,078	154,536	49,428	64,314	16,503	6,422	3,004,516	3,203,927
Transfers between funds	57,945	299,274	334,032	246,639	245,619	(16,793)	(2,236,340)	(244,183,855)
Surrenders (note 6)	(172,009)	(14,078)	(70,331)	(236,196)	(7,264)	(7,577)	(2,220,965)	(2,090,555)
Death Benefits (note 4)	-	-	-	-	-	-	(399,452)	(725,197)
Net policy repayments (loans) (note 5)	(1,067)	(2,738)	(10,922)	(2,684)	(1,431)	(6,132)	(192,914)	(214,108)
Deductions for surrender charges (note 2d)	(3,045)	-	(4,954)	(1,807)	-	-	(17,552)	(34,940)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(78,312)	(62,579)	(34,165)	(35,823)	(25,505)	(10,947)	(2,728,105)	(4,759,043)
Asset charges (note 3):
FPVUL & VEL contracts	(2,460)	(2,223)	(2,553)	(2,144)	(1,060)	(654)	(137,553)	(133,534)
MSP contracts	(2,227)	(1,686)	(83)	(83)	-	-	(7,674)	(7,718)
SL contracts or LSFP contracts	(186)	(331)	(1,072)	(1,351)	(56)	(50)	(6,576)	(7,771)
Adjustments to maintain reserves	4	(93)	1	169	(2)	3	(497)	5,157

Net equity transactions	128,721	370,082	259,381	31,034	226,804	(35,728)	(4,943,112)	(248,947,637)

Net change in contract owners’ equity	121,542	459,924	311,384	76,505	247,670	(20,982)	(4,383,543)	(224,959,059)
Contract owners’ equity beginning of period	1,113,449	653,525	684,054	607,549	232,354	253,336	85,969,724	310,928,783

Contract owners’ equity end of period	$1,234,991	1,113,449	995,438	684,054	480,024	232,354	81,586,181	85,969,724

CHANGES IN UNITS:
Beginning units	103,299	66,327	59,061	56,157	18,485	21,838	7,045,126	30,335,668
Units purchased	43,660	46,209	34,635	35,257	20,454	4,168	239,180	353,898
Units redeemed	(32,084)	(9,237)	(13,067)	(32,353)	(3,038)	(7,521)	(617,318)	(23,644,440)

Ending units	114,875	103,299	80,629	59,061	35,901	18,485	6,666,988	7,045,126

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GBF		CAF		GVIX2		GVIX6
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$3,234,338	3,232,434	77,737	77,913	188,406	115,097	21,240	11,823
Realized gain (loss) on investments	403,773	1,219,784	643,810	1,389,135	48,569	261,254	12,811	(58,804)
Change in unrealized gain (loss) on investments	3,883,294	(3,696,043)	(819,555)	870,743	(1,340,495)	249,614	(139,217)	82,237
Reinvested capital gains	332,705	4,377,401	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,854,110	5,133,576	(98,008)	2,337,791	(1,103,520)	625,965	(105,166)	35,256

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,170,130	4,959,490	1,233,752	1,335,059	463,606	336,669	95,149	160,035
Transfers between funds	(1,482,738)	639,340	20,371	(2,508,177)	1,436,470	2,045,710	145,852	(30,228)
Surrenders (note 6)	(6,128,592)	(4,965,009)	(1,040,157)	(1,343,479)	(58,996)	(44,414)	(5,575)	(28,578)
Death Benefits (note 4)	(405,386)	(252,641)	(47,967)	(61,432)	(2,190)	(1,370)	-	-
Net policy repayments (loans) (note 5)	777,095	(143,863)	(61,852)	(61,828)	(74)	(26)	1,110	(4,475)
Deductions for surrender charges (note 2d)	(30,162)	(60,528)	(1,932)	(15,256)	-	-	(456)	(477)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,568,165)	(3,509,655)	(976,590)	(1,012,020)	(105,043)	(57,032)	(26,594)	(28,472)
Asset charges (note 3):
FPVUL & VEL contracts	(110,597)	(125,289)	(59,037)	(55,566)	(1,453)	(520)	(1,355)	(1,305)
MSP contracts	(9,392)	(9,614)	(1,530)	(1,471)	-	-	(42)	(41)
SL contracts or LSFP contracts	(25,962)	(28,374)	(2,552)	(3,079)	-	-	(1,299)	(926)
Adjustments to maintain reserves	38	(5,252)	43	60	(6)	(248)	2	1,055

Net equity transactions	(6,813,731)	(3,501,395)	(937,451)	(3,727,189)	1,732,314	2,278,769	206,792	66,588

Net change in contract owners’ equity	1,040,379	1,632,181	(1,035,459)	(1,389,398)	628,794	2,904,734	101,626	101,844
Contract owners’ equity beginning of period	116,861,833	115,229,652	13,770,395	15,159,793	6,577,719	3,672,985	675,984	574,140

Contract owners’ equity end of period	$117,902,212	116,861,833	12,734,936	13,770,395	7,206,513	6,577,719	777,610	675,984

CHANGES IN UNITS:
Beginning units	6,649,298	6,834,892	1,455,537	1,971,201	832,298	498,549	71,480	65,290
Units purchased	408,602	707,441	177,222	171,129	262,613	355,316	26,977	28,670
Units redeemed	(765,259)	(893,035)	(271,961)	(686,793)	(48,480)	(21,567)	(4,252)	(22,480)

Ending units	6,292,641	6,649,298	1,360,798	1,455,537	1,046,431	832,298	94,205	71,480

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVIDA		NVDBL2		NVDCA2		GVIDC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$464,517	445,136	3,141	408	3,952	534	322,931	293,347
Realized gain (loss) on investments	(3,985,702)	(3,494,307)	873	462	3,940	5,490	589,714	(28,611)
Change in unrealized gain (loss) on investments	2,542,414	6,696,983	(4,970)	2,413	(12,931)	5,932	(584,410)	475,816
Reinvested capital gains	-	-	184	142	233	175	46,273	37,188

Net increase (decrease) in contract owners’ equity resulting from operations	(978,771)	3,647,812	(772)	3,425	(4,806)	12,131	374,508	777,740

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,374,258	2,504,750	15,813	899	43,120	30,985	711,755	847,965
Transfers between funds	(1,493,952)	(447,622)	81,770	74,869	130,599	(35,266)	(1,221,860)	(1,121,396)
Surrenders (note 6)	(3,576,407)	(3,442,951)	(14,462)	(5,458)	(26)	-	(869,276)	(730,202)
Death Benefits (note 4)	(8,253)	(276,089)	-	-	-	-	(245,865)	(349,145)
Net policy repayments (loans) (note 5)	(258,681)	(161,597)	(19)	-	(254)	(3,101)	(24,619)	(65,817)
Deductions for surrender charges (note 2d)	(68,120)	(125,623)	-	(867)	-	-	(15,025)	(11,614)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,057,140)	(1,219,949)	(8,423)	(1,582)	(11,643)	(2,804)	(517,485)	(557,454)
Asset charges (note 3):
FPVUL & VEL contracts	(72,536)	(69,948)	(889)	(198)	(748)	(280)	(25,917)	(26,065)
MSP contracts	(5,165)	(6,340)	(36)	-	-	-	(7,837)	(6,853)
SL contracts or LSFP contracts	(5,414)	(5,647)	-	-	(172)	-	(3,366)	(4,130)
Adjustments to maintain reserves	1,189	306	(8)	(1)	2	(39)	(6)	(118)

Net equity transactions	(3,170,221)	(3,250,710)	73,746	67,662	160,878	(10,505)	(2,219,501)	(2,024,829)

Net change in contract owners’ equity	(4,148,992)	397,102	72,974	71,087	156,072	1,626	(1,844,993)	(1,247,089)
Contract owners’ equity beginning of period	27,948,564	27,551,462	93,006	21,919	126,417	124,791	13,692,906	14,939,995

Contract owners’ equity end of period	$23,799,572	27,948,564	165,980	93,006	282,489	126,417	11,847,913	13,692,906

CHANGES IN UNITS:
Beginning units	1,822,508	2,059,117	7,276	1,883	9,246	10,225	968,053	1,116,660
Units purchased	168,137	247,836	10,979	6,055	12,761	6,539	76,781	143,851
Units redeemed	(377,412)	(484,445)	(5,384)	(662)	(1,151)	(7,518)	(231,613)	(292,458)

Ending units	1,613,233	1,822,508	12,871	7,276	20,856	9,246	813,221	968,053

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVIDM		GVDMA		GVDMC		MCIF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1,658,691	1,580,161	1,552,463	1,369,156	384,722	389,615	388,040	596,139
Realized gain (loss) on investments	(2,265,458)	(1,492,261)	(1,940,557)	(1,477,072)	(315,394)	(501,352)	(1,270,826)	(1,427,533)
Change in unrealized gain (loss) on investments	627,883	8,549,098	(1,218,419)	9,116,754	296,956	1,626,837	(591,806)	13,058,095
Reinvested capital gains	-	-	-	-	-	-	966,474	58,668

Net increase (decrease) in contract owners’ equity resulting from operations	21,116	8,636,998	(1,606,513)	9,008,838	366,284	1,515,100	(508,118)	12,285,369

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,086,626	5,692,079	6,760,857	7,140,804	935,459	1,034,544	2,998,002	2,449,012
Transfers between funds	(6,010,159)	2,640,107	(2,969,879)	596,235	(1,083,185)	(239,073)	4,992,751	(2,119,670)
Surrenders (note 6)	(7,592,262)	(6,896,654)	(6,724,913)	(5,187,616)	(1,274,729)	(1,970,389)	(8,036,581)	(3,213,551)
Death Benefits (note 4)	(268,569)	(308,956)	(254,899)	(316,951)	(242,085)	(71,319)	(172,368)	(189,413)
Net policy repayments (loans) (note 5)	(367,290)	(334,356)	(372,836)	(620,426)	(114,287)	662,459	(89,330)	(189,128)
Deductions for surrender charges (note 2d)	(107,418)	(122,605)	(256,725)	(331,772)	(16,923)	(62,392)	(17,519)	(46,380)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,297,709)	(3,664,908)	(3,321,782)	(3,688,440)	(730,179)	(847,945)	(1,592,203)	(1,558,955)
Asset charges (note 3):
FPVUL & VEL contracts	(193,809)	(196,675)	(246,463)	(242,931)	(39,811)	(41,061)	(91,002)	(85,324)
MSP contracts	(35,811)	(36,952)	(18,470)	(17,709)	(18,221)	(18,222)	(1,706)	(1,791)
SL contracts or LSFP contracts	(35,365)	(33,156)	(34,489)	(33,400)	(7,662)	(8,427)	(12,860)	(13,333)
Adjustments to maintain reserves	(292)	13,832	28	(585)	(5)	128	482	(1,192)

Net equity transactions	(12,822,058)	(3,248,244)	(7,439,571)	(2,702,791)	(2,591,628)	(1,561,697)	(2,022,334)	(4,969,725)

Net change in contract owners’ equity	(12,800,942)	5,388,754	(9,046,084)	6,306,047	(2,225,344)	(46,597)	(2,530,452)	7,315,644
Contract owners’ equity beginning of period	86,131,580	80,742,826	79,292,653	72,986,606	18,350,824	18,397,421	57,804,467	50,488,823

Contract owners’ equity end of period	$73,330,638	86,131,580	70,246,569	79,292,653	16,125,480	18,350,824	55,274,015	57,804,467

CHANGES IN UNITS:
Beginning units	5,723,333	5,949,215	5,141,217	5,338,316	1,238,343	1,346,685	2,409,722	2,627,179
Units purchased	422,416	684,022	457,600	621,697	99,784	151,446	469,319	164,627
Units redeemed	(1,275,691)	(909,904)	(948,111)	(818,796)	(273,532)	(259,788)	(496,518)	(382,084)

Ending units	4,870,058	5,723,333	4,650,706	5,141,217	1,064,595	1,238,343	2,382,523	2,409,722

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SAM		SAM5		NVMIG3		GVDIVI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(17,262)	(18,127)	(479,675)	(551,071)	225,325	131,546	14,038	19,299
Realized gain (loss) on investments	-	-	-	-	402,933	260,184	(61,720)	(137,238)
Change in unrealized gain (loss) on investments	-	-	-	-	(2,233,220)	1,891,077	(76,477)	170,412
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(17,262)	(18,127)	(479,675)	(551,071)	(1,604,962)	2,282,807	(124,159)	52,473

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8,417,535	9,965,789	62,025,620	61,057,339	1,038,000	1,150,872	(5)	(36)
Transfers between funds	15,243,416	3,510,415	(51,944,074)	(88,510,786)	(273,910)	(465,256)	(31,310)	(150,355)
Surrenders (note 6)	(21,958,793)	(22,372,289)	(31,088,665)	(27,365,873)	(1,295,468)	(1,181,422)	(62,530)	(40,471)
Death Benefits (note 4)	(768,130)	(583,265)	(260,075)	(2,129,122)	(72,985)	(114,915)	(4,201)	(1,635)
Net policy repayments (loans) (note 5)	1,836,300	552,041	676,561	12,746,229	(22,788)	(183,082)	(2,599)	(6,761)
Deductions for surrender charges (note 2d)	(320,994)	(562,710)	-	-	(6,532)	(20,626)	(584)	(742)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,760,948)	(6,563,524)	(5,118,453)	(5,641,586)	(879,697)	(960,409)	(29,018)	(34,737)
Asset charges (note 3):
FPVUL & VEL contracts	(326,043)	(349,950)	(18,304)	(10,824)	(64,636)	(65,784)	(2,461)	(2,862)
MSP contracts	(19,589)	(24,791)	-	-	(2,179)	(2,244)	(154)	(151)
SL contracts or LSFP contracts	(47,054)	(67,448)	-	-	(6,073)	(7,402)	(263)	(326)
Adjustments to maintain reserves	(2,373)	(24)	4,507	(9,350)	74	(98)	15	14

Net equity transactions	(3,706,673)	(16,495,756)	(25,722,883)	(49,863,973)	(1,586,194)	(1,850,366)	(133,110)	(238,062)

Net change in contract owners’ equity	(3,723,935)	(16,513,883)	(26,202,558)	(50,415,044)	(3,191,156)	432,441	(257,269)	(185,589)
Contract owners’ equity beginning of period	94,974,443	111,488,326	247,808,111	298,223,155	18,405,121	17,972,680	893,664	1,079,253

Contract owners’ equity end of period	$91,250,508	94,974,443	221,605,553	247,808,111	15,213,965	18,405,121	636,395	893,664

CHANGES IN UNITS:
Beginning units	6,740,523	7,901,022	21,493,676	25,782,567	1,926,194	2,144,940	50,861	65,225
Units purchased	1,531,409	929,152	5,652,339	5,700,778	140,844	150,033	1	-
Units redeemed	(1,793,059)	(2,089,651)	(7,881,131)	(9,989,669)	(310,280)	(368,779)	(7,620)	(14,364)

Ending units	6,478,873	6,740,523	19,264,884	21,493,676	1,756,758	1,926,194	43,242	50,861

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVDIV3		NVMLG1		NVMLV1		NVMMG1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$100,047	119,439	(3,144)	3,007	76,229	40,558	(203)	(726)
Realized gain (loss) on investments	(625,243)	(802,577)	254,252	12,681	161,782	243,585	1,945,976	1,318,796
Change in unrealized gain (loss) on investments	(340,538)	1,032,832	(517,881)	542,323	(901,778)	(35,905)	(3,192,784)	6,506,187
Reinvested capital gains	-	-	-	460,542	231,416	273,687	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(865,734)	349,694	(266,773)	1,018,553	(432,351)	521,925	(1,247,011)	7,824,257

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	430,805	499,639	1,109,396	688,877	447,395	228,105	2,254,131	2,287,835
Transfers between funds	92,743	(224,406)	(282,079)	9,867,173	(137,091)	3,326,586	(1,705,218)	(1,706,319)
Surrenders (note 6)	(323,081)	(462,849)	(1,111,571)	(635,328)	(367,125)	(300,100)	(2,997,919)	(2,433,960)
Death Benefits (note 4)	(15,062)	(5,466)	(29,826)	(11,633)	(32,330)	(3,929)	(134,408)	(151,328)
Net policy repayments (loans) (note 5)	(31,886)	(694)	143,692	(131,136)	(45,449)	(33,242)	(7,213)	(360,784)
Deductions for surrender charges (note 2d)	(10,967)	(23,382)	(13,527)	(13,189)	(11,861)	(14,767)	(27,898)	(40,146)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(212,106)	(244,394)	(570,005)	(459,086)	(317,009)	(294,980)	(1,660,105)	(1,754,803)
Asset charges (note 3):
FPVUL & VEL contracts	(18,572)	(18,847)	(38,394)	(28,860)	(22,907)	(20,322)	(119,955)	(116,642)
MSP contracts	(204)	(201)	(1,051)	(806)	(565)	(458)	(2,597)	(2,410)
SL contracts or LSFP contracts	(2,577)	(2,935)	(4,555)	(3,206)	(2,389)	(2,119)	(12,455)	(13,656)
Adjustments to maintain reserves	(13)	266	(344,897)	317	16,924	231,836	405	915

Net equity transactions	(90,920)	(483,269)	(1,142,817)	9,273,123	(472,407)	3,116,610	(4,413,232)	(4,291,298)

Net change in contract owners’ equity	(956,654)	(133,575)	(1,409,590)	10,291,676	(904,758)	3,638,535	(5,660,243)	3,532,959
Contract owners’ equity beginning of period	5,478,610	5,612,185	12,653,299	2,361,623	7,350,598	3,712,063	35,327,891	31,794,932

Contract owners’ equity end of period	$4,521,956	5,478,610	11,243,709	12,653,299	6,445,840	7,350,598	29,667,648	35,327,891

CHANGES IN UNITS:
Beginning units	512,098	556,645	1,327,246	285,919	788,068	457,649	3,489,689	3,983,062
Units purchased	54,869	49,191	170,364	1,682,255	57,375	517,153	219,773	307,231
Units redeemed	(63,104)	(93,738)	(282,145)	(640,928)	(110,672)	(186,734)	(649,449)	(800,604)

Ending units	503,863	512,098	1,215,465	1,327,246	734,771	788,068	3,060,013	3,489,689

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVMMV1		NVMMV2		SCGF		SCVF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$649	539	87,266	147,777	(7,456)	(7,578)	137,898	195,072
Realized gain (loss) on investments	(208)	16	521,704	276,152	(248,914)	(190,504)	(1,991,935)	(2,077,629)
Change in unrealized gain (loss) on investments	(5,728)	4,585	(865,842)	1,070,875	234,640	3,000,202	91,650	10,773,319
Reinvested capital gains	409	3,159	44,282	530,955	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,878)	8,299	(212,590)	2,025,759	(21,730)	2,802,120	(1,762,387)	8,890,762

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(5)	1,679	760,134	696,496	687,394	806,803	1,845,424	1,926,942
Transfers between funds	1,284	61,191	(851,405)	(618,682)	(116,467)	(436,432)	(1,140,225)	(2,807,124)
Surrenders (note 6)	-	-	(1,168,528)	(908,932)	(1,186,190)	(637,200)	(5,342,407)	(2,247,641)
Death Benefits (note 4)	-	-	(29,063)	(44,547)	(49,546)	(36,662)	(111,501)	(137,895)
Net policy repayments (loans) (note 5)	(8)	(1)	(97,730)	(92,054)	19,957	(135,631)	(470,011)	(160,838)
Deductions for surrender charges (note 2d)	-	-	(7,706)	(16,199)	(7,187)	(14,060)	(17,894)	(35,582)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,527)	(230)	(520,636)	(559,504)	(528,812)	(513,369)	(1,416,212)	(1,521,895)
Asset charges (note 3):
FPVUL & VEL contracts	(14)	-	(40,831)	(41,325)	(36,902)	(32,201)	(101,325)	(100,069)
MSP contracts	-	-	(1,123)	(1,062)	(923)	(765)	(2,961)	(2,653)
SL contracts or LSFP contracts	-	-	(4,964)	(5,814)	(2,448)	(2,348)	(7,693)	(8,572)
Adjustments to maintain reserves	-	5	(1)	222	(853)	(1,192)	(2)	(145)

Net equity transactions	(270)	62,644	(1,961,853)	(1,591,401)	(1,221,977)	(1,003,057)	(6,764,807)	(5,095,472)

Net change in contract owners’ equity	(5,148)	70,943	(2,174,443)	434,358	(1,243,707)	1,799,063	(8,527,194)	3,795,290
Contract owners’ equity beginning of period	70,943	-	11,929,761	11,495,403	13,484,550	11,685,487	40,254,686	36,459,396

Contract owners’ equity end of period	$65,795	70,943	9,755,318	11,929,761	12,240,843	13,484,550	31,727,492	40,254,686

CHANGES IN UNITS:
Beginning units	6,739	-	1,131,006	1,303,777	832,004	903,788	1,492,045	1,705,456
Units purchased	1,124	6,764	65,392	95,013	115,150	69,676	70,664	95,109
Units redeemed	(1,474)	(25)	(249,564)	(267,784)	(187,985)	(141,460)	(342,710)	(308,520)

Ending units	6,389	6,739	946,834	1,131,006	759,169	832,004	1,219,999	1,492,045

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SCF		MSBF		NVSTB1		NVSTB2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$226,382	92,412	648,559	1,234,027	85,154	56,009	41,896	43,530
Realized gain (loss) on investments	(5,234,397)	(11,969,302)	1,045,694	(594,018)	8,717	7,142	9,277	8,220
Change in unrealized gain (loss) on investments	2,297,643	26,741,507	(775,063)	1,268,594	(28,529)	8,211	(13,938)	14,658
Reinvested capital gains	-	-	-	-	-	10,269	-	7,416

Net increase (decrease) in contract owners’ equity resulting from operations	(2,710,372)	14,864,617	919,190	1,908,603	65,342	81,631	37,235	73,824

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,125,166	3,762,418	551,905	1,547,503	9,198	7,948	94,830	100,356
Transfers between funds	(10,677,241)	(14,675,633)	(3,948,931)	4,161,041	(101,964)	4,989,710	(987,086)	1,127,799
Surrenders (note 6)	(5,840,599)	(4,262,724)	(1,889,854)	(824,406)	-	-	(682,297)	(110,671)
Death Benefits (note 4)	(153,125)	(142,351)	(175,046)	(88,369)	-	-	(31,984)	(462)
Net policy repayments (loans) (note 5)	(283,600)	(396,329)	(73,679)	70,738	(25,670)	(22,300)	84,753	41,273
Deductions for surrender charges (note 2d)	(25,642)	(46,695)	(6,405)	(8,126)	-	-	(15)	(2,139)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,748,983)	(2,010,382)	(496,863)	(560,287)	(79,925)	(63,797)	(75,454)	(110,051)
Asset charges (note 3):
FPVUL & VEL contracts	(108,272)	(106,719)	(32,365)	(33,837)	(19)	(28)	(5,692)	(10,373)
MSP contracts	(3,236)	(3,073)	(1,860)	(1,764)	-	-	(488)	(496)
SL contracts or LSFP contracts	(11,916)	(13,556)	(6,250)	(6,072)	-	-	(3,263)	(2,197)
Adjustments to maintain reserves	(1,821)	2,045	10	(7)	(1)	(19)	7	(10)

Net equity transactions	(16,729,269)	(17,892,999)	(6,079,338)	4,256,414	(198,381)	4,911,514	(1,606,689)	1,033,029

Net change in contract owners’ equity	(19,439,641)	(3,028,382)	(5,160,148)	6,165,017	(133,039)	4,993,145	(1,569,454)	1,106,853
Contract owners' equity beginning of period	64,234,118	67,262,500	19,417,586	13,252,569	5,556,069	562,924	3,985,302	2,878,449

Contract owners’ equity end of period	$44,794,477	64,234,118	14,257,438	19,417,586	5,423,030	5,556,069	2,415,848	3,985,302

CHANGES IN UNITS:
Beginning units	2,874,465	3,835,413	1,070,758	793,540	508,406	52,762	365,359	270,272
Units purchased	98,102	218,583	91,916	359,192	1,876	463,588	20,140	112,902
Units redeemed	(918,182)	(1,179,531)	(432,887)	(81,974)	(19,911)	(7,944)	(166,860)	(17,815)

Ending units	2,054,385	2,874,465	729,787	1,070,758	490,371	508,406	218,639	365,359

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVOLG1		NVTIV3		EIF		NVRE1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$776,665	5,813	12,397	2,735	124,977	139,761	258,688	486,112
Realized gain (loss) on investments	260,324	52,851	(7,952)	(661)	(215,306)	(307,357)	1,467,534	1,040,735
Change in unrealized gain (loss) on investments	(3,572,901)	394,273	(74,518)	(13,933)	(98,112)	1,545,904	259,013	3,056,673
Reinvested capital gains	403,471	33,871	489	21,213	—	—	130,115	2,139,672

Net increase (decrease) in contract owners’ equity resulting from operations	(2,132,441)	486,808	(69,584)	9,354	(188,441)	1,378,308	2,115,350	6,723,192

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,868,043	522,949	43,827	7,856	512,721	606,344	1,703,977	1,830,396
Transfers between funds	(6,453,769)	122,386,050	327,224	55,509	264,474	79,600	2,999,218	645,647
Surrenders (note 6)	(10,571,405)	(443,122)	(10,051)	(3)	(1,113,724)	(521,997)	(3,341,571)	(2,168,475)
Death Benefits (note 4)	(727,340)	—	—	—	(8,743)	(37,287)	(186,980)	(138,113)
Net policy repayments (loans) (note 5)	(912,836)	(82,587)	(11,651)	(10,888)	17,001	(40,839)	(115,947)	(146,576)
Deductions for surrender charges (note 2d)	(87,062)	(5,058)	(337)	—	(23,790)	(17,259)	(29,801)	(72,999)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,708,891)	(362,198)	(13,928)	(5,845)	(417,284)	(442,963)	(1,283,788)	(1,302,017)
Asset charges (note 3):
FPVUL & VEL contracts	(437,040)	(27,412)	(1,033)	(492)	(32,078)	(32,305)	(96,579)	(91,068)
MSP contracts	(14,230)	(1,006)	—	—	(1,033)	(981)	(3,253)	(3,037)
SL contracts or LSFP contracts	(46,297)	(3,716)	(271)	(45)	(4,102)	(4,617)	(10,119)	(10,292)
Adjustments to maintain reserves	118	(33)	6	(15)	55	362	14	(758)

Net equity transactions	(17,090,709)	121,983,867	333,786	46,077	(806,503)	(411,942)	(364,829)	(1,457,292)

Net change in contract owners’ equity	(19,223,150)	122,470,675	264,202	55,431	(994,944)	966,366	1,750,521	5,265,900
Contract owners’ equity beginning of period	122,893,972	423,297	165,741	110,310	9,859,182	8,892,816	28,292,967	23,027,067

Contract owners’ equity end of period	$103,670,822	122,893,972	429,943	165,741	8,864,238	9,859,182	30,043,488	28,292,967

CHANGES IN UNITS:
Beginning units	8,648,974	32,412	11,957	8,463	728,809	759,809	2,841,911	3,109,395
Units purchased	599,916	8,684,119	26,668	5,528	63,656	75,300	362,193	323,493
Units redeemed	(1,786,097)	(67,557)	(3,207)	(2,034)	(120,716)	(106,300)	(488,737)	(590,977)

Ending units	7,462,793	8,648,974	35,418	11,957	671,749	728,809	2,715,367	2,841,911

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ALVGIA		ALVIVA		ALVSVA		ACVIG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$86,344	(17,748)	503,585	494,711	41,672	32,193	257,023	238,653
Realized gain (loss) on investments	(1,820,550)	(1,294,162)	1,668,879	593,155	1,297,540	(226,218)	(159,456)	(375,341)
Change in unrealized gain (loss) on investments	2,315,307	2,586,997	(4,885,601)	(715,148)	(2,240,924)	2,297,123	471,234	2,264,346
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	581,101	1,275,087	(2,713,137)	372,718	(901,712)	2,103,098	568,801	2,127,658

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	330,344	410,510	885,861	883,542	833,145	987,032	830,607	986,212
Transfers between funds	(706,234)	(27,278)	(2,717,805)	(13,634,178)	465,701	1,660,304	(41,306)	318,015
Surrenders (note 6)	(3,947,642)	(829,894)	(1,111,613)	(1,989,151)	(936,181)	(630,998)	(907,788)	(1,047,877)
Death Benefits (note 4)	(49,032)	(52,347)	(1,690)	(3,240)	(55,234)	(21,050)	(88,559)	(54,146)
Net policy repayments (loans) (note 5)	122,290	(46,109)	9,355	(42,084)	(126,746)	(74,559)	(143,939)	(104,897)
Deductions for surrender charges (note 2d)	(3,011)	(4,994)	-	-	(3,131)	(12,489)	(4,388)	(12,197)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(174,105)	(211,989)	(220,709)	(325,769)	(254,214)	(257,726)	(779,462)	(818,717)
Asset charges (note 3):
FPVUL & VEL contracts	(9,383)	(9,500)	(3,334)	(2,714)	(19,091)	(17,997)	(48,213)	(47,550)
MSP contracts	(85)	(76)	-	-	(374)	(324)	(1,885)	(1,830)
SL contracts or LSFP contracts	(823)	(919)	-	-	(1,574)	(1,664)	(4,670)	(5,333)
Adjustments to maintain reserves	(13)	69	127	826	7	(358)	63	(871)

Net equity transactions	(4,437,694)	(772,527)	(3,159,808)	(15,112,768)	(97,692)	1,630,171	(1,189,540)	(789,191)

Net change in contract owners’ equity	(3,856,593)	502,560	(5,872,945)	(14,740,050)	(999,404)	3,733,269	(620,739)	1,338,467
Contract owners’ equity beginning of period	11,204,722	10,702,162	16,809,709	31,549,759	11,452,162	7,718,893	17,016,843	15,678,376

Contract owners’ equity end of period	$7,348,129	11,204,722	10,936,764	16,809,709	10,452,758	11,452,162	16,396,104	17,016,843

CHANGES IN UNITS:
Beginning units	731,299	788,774	2,145,374	4,203,456	482,669	412,183	1,172,180	1,215,565
Units purchased	32,921	42,792	172,361	127,408	86,815	135,902	80,185	139,222
Units redeemed	(313,941)	(100,267)	(587,217)	(2,185,490)	(88,047)	(65,416)	(153,664)	(182,607)

Ending units	450,279	731,299	1,730,518	2,145,374	481,437	482,669	1,098,701	1,172,180

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ACVIP2		ACVI		ACVI3		ACVMV1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1,311,944	519,194	119,496	340,724	-	-	60,750	81,388
Realized gain (loss) on investments	380,351	54,863	1,317,778	(114,692)	-	-	596,113	(10,766)
Change in unrealized gain (loss) on investments	1,551,582	968,994	(1,596,890)	1,625,362	-	-	(802,430)	565,974
Reinvested capital gains	387,031	-	-	-	-	-	110,630	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,630,908	1,543,051	(159,616)	1,851,394	-	-	(34,937)	636,596

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,122,583	1,858,646	68,873	1,970,994	-	(9)	739,381	295,741
Transfers between funds	383,404	1,801,498	(3,818,429)	(10,150,465)	-	17	621,474	1,137,328
Surrenders (note 6)	(925,304)	(940,629)	(1,600,410)	(216,963)	-	-	(190,660)	(276,102)
Death Benefits (note 4)	(50,034)	(9,172)	(12,557)	(17,815)	-	-	(156)	(1,959)
Net policy repayments (loans) (note 5)	(1,198,070)	(637,358)	(2,248)	(28,157)	-	-	(166,045)	(26,054)
Deductions for surrender charges (note 2d)	(8,509)	(21,568)	-	47	-	-	(2,242)	(4,342)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(484,736)	(534,150)	(161,705)	(252,562)	-	(14)	(161,779)	(131,580)
Asset charges (note 3):
FPVUL & VEL contracts	(30,653)	(30,300)	2	54	-	5	(10,454)	(9,216)
MSP contracts	(1,427)	(1,006)	-	-	-	-	(561)	(531)
SL contracts or LSFP contracts	(60,497)	(60,673)	-	-	-	-	(1,142)	(955)
Adjustments to maintain reserves	370	5,581	(701)	737	-	1	(61)	(270)

Net equity transactions	(1,252,873)	1,430,869	(5,527,175)	(8,694,130)	-	-	827,755	982,060

Net change in contract owners’ equity	2,378,035	2,973,920	(5,686,791)	(6,842,736)	-	-	792,818	1,618,656
Contract owners’ equity beginning of period	31,250,036	28,276,116	9,805,841	16,648,577	-	-	4,414,066	2,795,410

Contract owners’ equity end of period	$33,628,071	31,250,036	4,119,050	9,805,841	-	-	5,206,884	4,414,066

CHANGES IN UNITS:
Beginning units	2,220,925	2,112,440	823,661	1,578,437	-	-	284,028	213,925
Units purchased	178,096	281,981	13,972	205,140	-	242	100,199	110,685
Units redeemed	(260,271)	(173,496)	(457,126)	(959,916)	-	(242)	(46,570)	(40,582)

Ending units	2,138,750	2,220,925	380,507	823,661	-	-	337,657	284,028

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ACVU1		ACVV		ACVVS1		DVMCS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,444)	3,593	282,542	856,461	(3,257)	(3,462)	8,814	7,713
Realized gain (loss) on investments	77,242	(29,018)	2,502,767	(12,637,551)	103,892	198,888	361,543	(50,141)
Change in unrealized gain (loss) on investments	(65,898)	153,537	(2,977,804)	17,323,542	(256,971)	195,418	(339,265)	357,857
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,900	128,112	(192,495)	5,542,452	(156,336)	390,844	31,092	315,429

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	16,853	53,976	709,128	3,071,871	98,762	127,801	5,757	493
Transfers between funds	411,997	57,776	(2,882,803)	(37,519,391)	30,808	(533,112)	(476,050)	522,931
Surrenders (note 6)	(4,985)	(15,025)	(1,136,444)	(3,132,709)	(4,541)	(3,489)	(89,758)	(15,231)
Death Benefits (note 4)	(1,503)	(4,204)	(12,601)	(192,678)	(368)	(1,853)	(8,501)	(4,290)
Net policy repayments (loans) (note 5)	(324)	(309)	164,788	(292,514)	(1,791)	(4,610)	(800)	(276)
Deductions for surrender charges (note 2d)	-	-	-	(51,900)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,843)	(10,890)	(261,127)	(1,830,981)	(60,555)	(58,498)	(22,606)	(18,644)
Asset charges (note 3):
FPVUL & VEL contracts	1	1	(1,951)	(112,300)	(138)	(242)	-	-
MSP contracts	-	-	-	(3,328)	(52)	(43)	-	-
SL contracts or LSFP contracts	-	-	(3)	(14,269)	-	-	-	-
Adjustments to maintain reserves	(16)	6	5,748	3,710	100	316	(26)	53

Net equity transactions	407,180	81,331	(3,415,265)	(40,074,489)	62,225	(473,730)	(591,984)	485,036

Net change in contract owners’ equity	417,080	209,443	(3,607,760)	(34,532,037)	(94,111)	(82,886)	(560,892)	800,465
Contract owners’ equity beginning of period	1,031,759	822,316	18,297,778	52,829,815	1,859,218	1,942,104	1,683,319	882,854

Contract owners’ equity end of period	$1,448,839	1,031,759	14,690,018	18,297,778	1,765,107	1,859,218	1,122,427	1,683,319

CHANGES IN UNITS:
Beginning units	85,998	79,433	1,008,805	3,016,448	137,914	178,279	92,624	61,624
Units purchased	35,633	9,523	87,166	178,104	11,281	17,518	320	33,362
Units redeemed	(2,068)	(2,958)	(304,025)	(2,185,747)	(6,792)	(57,883)	(31,484)	(2,362)

Ending units	119,563	85,998	791,946	1,008,805	142,403	137,914	61,460	92,624

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	DVSCS		DCAP		DSC		DVIV
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$163,784	117,607	424,150	491,651	3,802	4,743	337,736	371,508
Realized gain (loss) on investments	2,233,176	(4,941,906)	(180,824)	(691,095)	186,543	(88,907)	(1,634,917)	(3,086,519)
Change in unrealized gain (loss) on investments	(1,232,864)	11,513,004	2,159,104	3,577,649	(292,528)	261,421	(1,642,358)	3,650,644
Reinvested capital gains	91,150	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,255,246	6,688,705	2,402,430	3,378,205	(102,183)	177,257	(2,939,539)	935,633

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,902,444	1,306,213	1,535,408	1,505,457	66,094	51,491	416,092	473,515
Transfers between funds	7,590,034	1,571,736	2,313,575	(658,440)	(99,523)	226,819	(1,119,983)	174,748
Surrenders (note 6)	(5,461,521)	(1,527,938)	(1,386,404)	(1,570,238)	(149,229)	(17,264)	(5,176,988)	(1,478,316)
Death Benefits (note 4)	(157,065)	(23,510)	(114,354)	(103,187)	-	-	(9,102)	(45,900)
Net policy repayments (loans) (note 5)	369,634	(60,903)	(156,249)	(109,748)	(8,455)	(3,765)	138,481	(171,354)
Deductions for surrender charges (note 2d)	(11,990)	(22,951)	(12,315)	(11,407)	(419)	(366)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(761,536)	(669,050)	(913,393)	(899,581)	(36,163)	(28,137)	(204,713)	(284,199)
Asset charges (note 3):
FPVUL & VEL contracts	(32,070)	(27,400)	(60,290)	(54,466)	(2,771)	(2,253)	(421)	(320)
MSP contracts	(671)	(695)	(1,375)	(1,335)	-	-	-	-
SL contracts or LSFP contracts	(4,769)	(4,833)	(5,026)	(5,034)	(437)	(310)	-	-
Adjustments to maintain reserves	(203)	184	8	343	1,099	(12)	(8)	431

Net equity transactions	3,432,287	540,853	1,199,585	(1,907,636)	(229,804)	226,203	(5,956,642)	(1,331,395)

Net change in contract owners’ equity	4,687,533	7,229,558	3,602,015	1,470,569	(331,987)	403,460	(8,896,181)	(395,762)
Contract owners’ equity beginning of period	35,486,125	28,256,567	25,260,079	23,789,510	1,049,010	645,550	23,285,469	23,681,231

Contract owners’ equity end of period	$40,173,658	35,486,125	28,862,094	25,260,079	717,023	1,049,010	14,389,288	23,285,469

CHANGES IN UNITS:
Beginning units	2,106,955	2,107,045	1,664,910	1,788,469	72,500	58,513	1,253,463	1,328,460
Units purchased	694,867	355,112	282,563	139,746	5,622	18,515	34,144	103,971
Units redeemed	(424,208)	(355,202)	(188,834)	(263,305)	(20,603)	(4,528)	(335,921)	(178,968)

Ending units	2,377,614	2,106,955	1,758,639	1,664,910	57,519	72,500	951,686	1,253,463

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SVSSVB		SVSLVB		FVCA2P		FQB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$7,491	11,990	(241)	-	5,790	6,453	1,779,807	1,750,741
Realized gain (loss) on investments	371,880	7,531	(4,261)	-	(32,016)	(4,068)	60,682	(10,753)
Change in unrealized gain (loss) on investments	(521,679)	339,495	(9,724)	-	(808)	88,407	(1,070,706)	1,247,838
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(142,308)	359,016	(14,226)	-	(27,034)	90,792	769,783	2,987,826

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	57,683	135,748	31,120	-	51,170	49,717	1,726,160	1,607,780
Transfers between funds	136,896	(104,781)	183,659	-	367,974	167,188	(2,628,937)	1,548,117
Surrenders (note 6)	(51,399)	(5,387)	-	-	(14,799)	(19,953)	(2,037,669)	(2,819,228)
Death Benefits (note 4)	-	(1,852)	-	-	-	(7,459)	(189,631)	(466,065)
Net policy repayments (loans) (note 5)	(16,134)	(20,767)	-	-	(17,753)	(37,453)	(288,741)	(193,401)
Deductions for surrender charges (note 2d)	-	-	-	-	(427)	(493)	(14,081)	(78,330)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(29,414)	(27,939)	(2,687)	-	(28,101)	(26,714)	(1,075,544)	(1,214,399)
Asset charges (note 3):
FPVUL & VEL contracts	(240)	(187)	-	-	(2,365)	(2,311)	(69,354)	(73,922)
MSP contracts	-	-	-	-	(7)	(28)	(3,599)	(3,689)
SL contracts or LSFP contracts	-	-	-	-	(988)	(516)	(7,922)	(9,990)
Adjustments to maintain reserves	(5)	138	(26,580)	-	(5)	(7)	(64)	33

Net equity transactions	97,387	(25,027)	185,512	-	354,699	121,971	(4,589,382)	(1,703,094)

Net change in contract owners’ equity	(44,921)	333,989	171,286	-	327,665	212,763	(3,819,599)	1,284,732
Contract owners’ equity beginning of period	1,861,992	1,528,003	-	-	840,959	628,196	36,990,467	35,705,735

Contract owners’ equity end of period	$1,817,071	1,861,992	171,286	-	1,168,624	840,959	33,170,868	36,990,467

CHANGES IN UNITS:
Beginning units	187,340	188,237	-	-	55,080	46,524	1,993,165	2,083,382
Units purchased	26,002	25,430	18,834	-	39,389	17,062	130,453	275,474
Units redeemed	(17,722)	(26,327)	(284)	-	(13,650)	(8,506)	(373,499)	(365,691)

Ending units	195,620	187,340	18,550	-	80,819	55,080	1,750,119	1,993,165

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FCS		FNRS2		FEIS		FF10S
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$412,540	577,149	97,744	31,690	1,334,028	1,016,109	50,291	37,311
Realized gain (loss) on investments	7,635,162	(28,369,710)	1,551,497	(2,058,408)	(3,347,319)	(4,211,956)	(17,497)	(107,049)
Change in unrealized gain (loss) on investments	(9,188,011)	48,385,295	(2,436,990)	3,538,726	3,101,487	11,998,977	(74,254)	248,709
Reinvested capital gains	-	28,176	-	-	-	-	12,754	34,632

Net increase (decrease) in contract owners’ equity resulting from operations	(1,140,309)	20,620,910	(787,749)	1,512,008	1,088,196	8,803,130	(28,706)	213,603

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,640,692	8,774,020	832,996	955,268	3,179,651	4,299,809	54,062	60,238
Transfers between funds	(7,688,986)	(92,723,278)	2,009,226	(1,066,245)	(7,664,698)	(2,802,562)	566,405	45,735
Surrenders (note 6)	(3,906,527)	(9,523,477)	(867,571)	(606,557)	(4,488,825)	(4,457,726)	(25,091)	(43,767)
Death Benefits (note 4)	(74,687)	(448,316)	(26,438)	(1,624)	(241,261)	(280,846)	-	(167,290)
Net policy repayments (loans) (note 5)	157,584	(603,545)	(245,690)	(97,353)	(264,558)	(130,036)	2,635	(4,807)
Deductions for surrender charges (note 2d)	(99)	(91,525)	(14,037)	(22,192)	(31,322)	(59,809)	(132)	(4,571)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(711,675)	(4,460,519)	(468,554)	(390,775)	(2,464,257)	(2,675,288)	(69,499)	(64,439)
Asset charges (note 3):
FPVUL & VEL contracts	5,012	(261,180)	(37,242)	(28,701)	(153,262)	(151,878)	(5,312)	(4,538)
MSP contracts	-	(8,415)	(2,802)	(2,937)	(6,297)	(5,898)	(4,071)	(2,944)
SL contracts or LSFP contracts	(12)	(32,520)	(5,828)	(4,651)	(19,423)	(21,696)	(271)	(257)
Adjustments to maintain reserves	683	8,576	(103)	9,306	(227)	221	19	(1)

Net equity transactions	(10,578,015)	(99,370,179)	1,173,957	(1,256,461)	(12,154,479)	(6,285,709)	518,745	(186,641)

Net change in contract owners’ equity	(11,718,324)	(78,749,269)	386,208	255,547	(11,066,283)	2,517,421	490,039	26,962
Contract owners’ equity beginning of period	67,813,442	146,562,711	9,987,114	9,731,567	65,774,883	63,257,462	1,916,065	1,889,103

Contract owners’ equity end of period	$56,095,118	67,813,442	10,373,322	9,987,114	54,708,600	65,774,883	2,406,104	1,916,065

CHANGES IN UNITS:
Beginning units	4,047,421	8,508,181	542,677	630,089	4,418,669	4,882,719	141,827	157,623
Units purchased	203,897	606,440	136,745	54,208	233,162	389,511	48,716	8,246
Units redeemed	(806,261)	(5,067,200)	(84,847)	(141,620)	(1,068,182)	(853,561)	(11,594)	(24,042)

Ending units	3,445,057	4,047,421	594,575	542,677	3,583,649	4,418,669	178,949	141,827

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FF20S		FF30S		FFINS		FGIS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$208,972	143,185	126,796	69,620	24,769	-	(55)	311
Realized gain (loss) on investments	246,023	(286,515)	(158,694)	(240,063)	(10,547)	-	20,499	6,179
Change in unrealized gain (loss) on investments	(755,413)	1,059,262	(241,776)	647,309	(48,249)	-	(14,316)	315
Reinvested capital gains	39,753	52,594	19,510	26,398	5,827	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(260,665)	968,526	(254,164)	503,264	(28,200)	-	6,128	6,805

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	652,574	688,008	396,715	492,821	(5)	-	1	4
Transfers between funds	2,913,889	456,997	3,119,459	502,344	1,944,910	-	(82,801)	3,890
Surrenders (note 6)	(181,077)	(293,746)	(466,969)	(359,043)	(61,400)	-	-	-
Death Benefits (note 4)	-	(65)	-	(2,691)	-	-	-	(98)
Net policy repayments (loans) (note 5)	(17,662)	225	(21,852)	(18,819)	-	-	(161)	(2,153)
Deductions for surrender charges (note 2d)	(11)	(7,023)	(6,304)	(7,075)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(255,050)	(192,131)	(181,220)	(152,119)	(7,154)	-	(228)	(449)
Asset charges (note 3):
FPVUL & VEL contracts	(14,860)	(9,139)	(13,122)	(11,638)	-	-	-	-
MSP contracts	(4,235)	(4,734)	(1,569)	(1,438)	-	-	-	-
SL contracts or LSFP contracts	(4,833)	(4,566)	(1,226)	(779)	-	-	-	-
Adjustments to maintain reserves	(17)	110	(7)	(654)	1	-	(5)	6

Net equity transactions	3,088,718	633,936	2,823,905	440,909	1,876,352	-	(83,194)	1,200

Net change in contract owners’ equity	2,828,053	1,602,462	2,569,741	944,173	1,848,152	-	(77,066)	8,005
Contract owners’ equity beginning of period	7,598,552	5,996,090	3,992,266	3,048,093	-	-	77,066	69,061

Contract owners’ equity end of period	$10,426,605	7,598,552	6,562,007	3,992,266	1,848,152	-	-	77,066

CHANGES IN UNITS:
Beginning units	562,329	507,284	297,508	263,191	-	-	9,015	9,244
Units purchased	257,494	124,725	258,646	74,723	187,205	-	-	109
Units redeemed	(38,275)	(69,680)	(51,216)	(40,406)	(6,682)	-	(9,015)	(338)

Ending units	781,548	562,329	504,938	297,508	180,523	-	-	9,015

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FGOS		FGS		FHIS		FHISR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,463)	(535)	118,736	60,120	918,890	1,092,285	274,609	304,869
Realized gain (loss) on investments	273,042	220,059	3,913,247	(83,728)	179,448	(401,720)	294,619	408,502
Change in unrealized gain (loss) on investments	(247,928)	1,589,853	(3,406,084)	13,386,883	(591,370)	1,181,040	(407,144)	(221,319)
Reinvested capital gains	-	-	232,328	213,529	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,651	1,809,377	858,227	13,576,804	506,968	1,871,605	162,084	492,052

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	38,694	517,383	4,451,562	5,220,384	60,445	100,298	414,441	503,909
Transfers between funds	397,221	(7,493,911)	(6,753,768)	(4,368,539)	(424,360)	725,244	(272,213)	(8,874)
Surrenders (note 6)	-	(585,999)	(5,689,317)	(4,953,147)	(952,149)	(773,201)	(405,808)	(480,422)
Death Benefits (note 4)	(1,204)	(36,067)	(257,052)	(194,355)	(58,879)	(27,334)	(30,883)	(3,267)
Net policy repayments (loans) (note 5)	52	(55,296)	300,766	(407,672)	(94,238)	(99,238)	38,061	104,343
Deductions for surrender charges (note 2d)	-	(1,494)	(23,228)	(50,782)	(4,429)	(2,121)	(1,472)	(3,169)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(455,435)	(3,035,360)	(3,184,233)	(396,383)	(446,146)	(211,182)	(214,550)
Asset charges (note 3):
FPVUL & VEL contracts	-	(25,361)	(184,576)	(172,480)	(20,631)	(23,164)	(13,874)	(13,135)
MSP contracts	-	(1,036)	(6,021)	(5,080)	(1,717)	(1,631)	(178)	(211)
SL contracts or LSFP contracts	-	(2,951)	(14,570)	(15,241)	(1,624)	(2,094)	(1,923)	(2,151)
Adjustments to maintain reserves	(31)	95	434	1,252	11	(1,948)	1	78

Net equity transactions	434,732	(8,140,072)	(11,211,130)	(8,129,893)	(1,893,954)	(551,335)	(485,030)	(117,449)

Net change in contract owners’ equity	458,383	(6,330,695)	(10,352,903)	5,446,911	(1,386,986)	1,320,270	(322,946)	374,603
Contract owners’ equity beginning of period	1,535,794	7,866,489	70,188,484	64,741,573	14,945,170	13,624,900	4,120,890	3,746,287

Contract owners’ equity end of period	$1,994,177	1,535,794	59,835,581	70,188,484	13,558,184	14,945,170	3,797,944	4,120,890

CHANGES IN UNITS:
Beginning units	162,059	872,275	5,473,788	6,332,118	948,153	997,738	339,656	350,965
Units purchased	48,933	109,865	425,685	561,095	41,706	80,659	40,751	68,101
Units redeemed	(3,074)	(820,081)	(1,400,233)	(1,419,425)	(167,806)	(130,244)	(79,394)	(79,410)

Ending units	207,918	162,059	4,499,240	5,473,788	822,053	948,153	301,013	339,656

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FIP		FIGBS		FMCS		FOS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$399,521	442,817	1,210,867	1,348,612	28,211	80,307	212,326	276,990
Realized gain (loss) on investments	1,332,407	(202,734)	978,007	266,091	(361,157)	(1,086,575)	(3,865,163)	(3,589,756)
Change in unrealized gain (loss) on investments	(1,663,065)	992,191	(560,031)	(343,681)	(5,161,584)	11,623,565	506,008	6,151,870
Reinvested capital gains	576,029	80,011	1,061,849	437,020	81,199	135,969	46,869	46,644

Net increase (decrease) in contract owners’ equity resulting from operations	644,892	1,312,285	2,690,692	1,708,042	(5,413,331)	10,753,266	(3,099,960)	2,885,748

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	180	292	1,847,467	3,912,460	2,799,346	2,869,954	522,518	1,015,465
Transfers between funds	(3,309,495)	19,778,746	(4,012,998)	20,377,649	685,532	3,591,468	(5,962,691)	(4,095,085)
Surrenders (note 6)	(815,100)	-	(9,107,194)	(1,620,244)	(2,637,726)	(3,043,348)	(1,552,296)	(1,315,790)
Death Benefits (note 4)	-	(6,219)	(72,327)	(26,947)	(116,746)	(51,728)	(166,344)	(24,089)
Net policy repayments (loans) (note 5)	507,797	(477,881)	(16,335)	(16,216)	(67,562)	(240,501)	129,032	(72,154)
Deductions for surrender charges (note 2d)	-	-	(16,562)	(33,493)	(34,202)	(60,472)	(4,738)	(5,401)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(172,587)	(36,471)	(689,532)	(672,033)	(1,507,044)	(1,472,201)	(549,675)	(707,845)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(36,472)	(40,909)	(92,529)	(84,427)	(20,571)	(23,533)
MSP contracts	-	-	(3,779)	(3,424)	(3,383)	(3,065)	(545)	(618)
SL contracts or LSFP contracts	-	-	(11,843)	(10,784)	(14,084)	(14,156)	(3,618)	(4,529)
Adjustments to maintain reserves	(10)	79	110	2,309	1,116	2,787	(56)	792

Net equity transactions	(3,789,215)	19,258,546	(12,119,465)	21,868,368	(987,282)	1,494,311	(7,608,984)	(5,232,787)

Net change in contract owners’ equity	(3,144,323)	20,570,831	(9,428,773)	23,576,410	(6,400,613)	12,247,577	(10,708,944)	(2,347,039)
Contract owners’ equity beginning of period	25,151,901	4,581,070	40,216,016	16,639,606	49,465,416	37,217,839	26,220,169	28,567,208

Contract owners’ equity end of period	$22,007,578	25,151,901	30,787,243	40,216,016	43,064,803	49,465,416	15,511,225	26,220,169

CHANGES IN UNITS:
Beginning units	2,719,218	568,495	2,857,908	1,260,866	1,691,035	1,635,926	1,833,180	2,245,756
Units purchased	59,297	2,211,677	205,707	1,807,763	188,651	262,739	64,591	87,971
Units redeemed	(441,962)	(60,954)	(1,025,154)	(210,721)	(228,587)	(207,630)	(602,851)	(500,547)

Ending units	2,336,553	2,719,218	2,038,461	2,857,908	1,651,099	1,691,035	1,294,920	1,833,180

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FOSR		FVSS		FF05S		FF15S
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$153,264	151,475	37,172	15,467	425	-	84,566	38,819
Realized gain (loss) on investments	(828,409)	(962,768)	15,206	(380,239)	(48)	-	187,888	103,389
Change in unrealized gain (loss) on investments	(1,448,289)	2,260,405	(434,202)	1,277,589	-	-	(340,393)	50,776
Reinvested capital gains	22,380	22,276	-	-	89	-	23,410	22,330

Net increase (decrease) in contract owners’ equity resulting from operations	(2,101,054)	1,471,388	(381,824)	912,817	466	-	(44,529)	215,314

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,158,394	1,362,516	216,127	282,825	-	-	175,244	145,537
Transfers between funds	217,405	(710,542)	214,731	(179,033)	(452)	-	1,939,779	713,034
Surrenders (note 6)	(1,234,406)	(1,155,915)	(173,698)	(295,647)	-	-	(155,664)	(86,754)
Death Benefits (note 4)	(27,758)	(6,634)	(928)	(39,889)	-	-	-	-
Net policy repayments (loans) (note 5)	19,328	11,869	46,603	(63,720)	-	-	-	-
Deductions for surrender charges (note 2d)	(19,170)	(22,089)	(5,641)	(12,558)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(533,648)	(585,964)	(157,842)	(175,015)	(13)	-	(66,450)	(25,463)
Asset charges (note 3):
FPVUL & VEL contracts	(43,535)	(43,941)	(12,114)	(12,310)	-	-	(197)	(114)
MSP contracts	(655)	(620)	(106)	(157)	-	-	-	-
SL contracts or LSFP contracts	(4,765)	(5,236)	(433)	(553)	-	-	-	-
Adjustments to maintain reserves	182	(163)	(39)	219	(1)	-	(8)	(26)

Net equity transactions	(468,628)	(1,156,719)	126,660	(495,838)	(466)	-	1,892,704	746,214

Net change in contract owners’ equity	(2,569,682)	314,669	(255,164)	416,979	-	-	1,848,175	961,528
Contract owners’ equity beginning of period	12,493,260	12,178,591	4,089,326	3,672,347	-	-	2,140,950	1,179,422

Contract owners’ equity end of period	$9,923,578	12,493,260	3,834,162	4,089,326	-	-	3,989,125	2,140,950

CHANGES IN UNITS:
Beginning units	901,030	992,596	248,152	281,584	-	-	204,985	127,313
Units purchased	105,322	109,472	30,069	35,326	1	-	293,225	92,486
Units redeemed	(140,920)	(201,038)	(22,915)	(68,758)	(1)	-	(113,796)	(14,814)

Ending units	865,432	901,030	255,306	248,152	-	-	384,414	204,985

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FF25S		FF40S		FTVIS2		FTVRDI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$88,385	21,561	14,838	-	260,166	261,705	225,754	186,190
Realized gain (loss) on investments	136,041	28,660	(26,150)	-	(226,569)	(278,994)	(249,849)	1,127
Change in unrealized gain (loss) on investments	(400,785)	105,698	(97,543)	-	52,420	502,274	749,300	1,859,503
Reinvested capital gains	15,575	6,479	1,329	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(160,784)	162,398	(107,526)	-	86,017	484,985	725,205	2,046,820

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	211,439	283,246	(13)	-	305,150	371,627	1,048,077	728,531
Transfers between funds	3,970,287	204,319	949,435	-	723,774	216,330	743,433	589,311
Surrenders (note 6)	(570,930)	(16,194)	(30,101)	-	(573,818)	(849,481)	(1,115,676)	(752,729)
Death Benefits (note 4)	-	-	-	-	(15,408)	(15,220)	(201,159)	(17,366)
Net policy repayments (loans) (note 5)	-	-	-	-	(20,885)	3,823	(163,344)	(13,809)
Deductions for surrender charges (note 2d)	-	-	-	-	(2,514)	(5,689)	(13,690)	(29,288)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(72,506)	(13,568)	(5,502)	-	(202,230)	(193,697)	(491,021)	(476,575)
Asset charges (note 3):
FPVUL & VEL contracts	(120)	(33)	(20)	-	(11,005)	(9,401)	(44,976)	(40,072)
MSP contracts	-	-	-	-	(1,984)	(2,021)	(1,595)	(1,280)
SL contracts or LSFP contracts	-	-	-	-	(5,940)	(5,573)	(5,389)	(3,974)
Adjustments to maintain reserves	(11)	494	(7)	-	3	147	(19)	(41)

Net equity transactions	3,538,159	458,264	913,792	-	195,143	(489,155)	(245,359)	(17,292)

Net change in contract owners’ equity	3,377,375	620,662	806,266	-	281,160	(4,170)	479,846	2,029,528
Contract owners’ equity beginning of period	1,246,630	625,968	-	-	4,245,439	4,249,609	12,155,627	10,126,099

Contract owners’ equity end of period	$4,624,005	1,246,630	806,266	-	4,526,599	4,245,439	12,635,473	12,155,627

CHANGES IN UNITS:
Beginning units	123,140	71,379	-	-	339,445	382,836	718,728	724,097
Units purchased	411,267	60,090	81,334	-	80,070	48,260	87,464	84,826
Units redeemed	(66,020)	(8,329)	(3,286)	-	(66,017)	(91,651)	(103,322)	(90,195)

Ending units	468,387	123,140	78,048	-	353,498	339,445	702,870	718,728

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FTVSVI		FTVSV2		FTVMD2		FTVDM3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$97,169	93,383	29,036	25,657	3,950	2,026	50,916	85,554
Realized gain (loss) on investments	(486,134)	(561,766)	1,044,417	(68,097)	34,749	11,626	(191,613)	(861,147)
Change in unrealized gain (loss) on investments	(3,934)	3,017,088	(1,374,739)	1,414,910	(56,370)	8,457	(730,189)	1,582,406
Reinvested capital gains	-	-	-	-	4,115	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(392,899)	2,548,705	(301,286)	1,372,470	(13,556)	22,109	(870,886)	806,813

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	639,920	739,486	384,911	371,418	1,812	15	534,260	468,588
Transfers between funds	(1,119,911)	559,833	774,057	75,774	16,902	(17,627)	82,374	(472,657)
Surrenders (note 6)	(895,495)	(868,083)	(1,615,800)	(214,576)	-	-	(688,717)	(587,507)
Death Benefits (note 4)	(19,592)	(3,679)	(5,075)	(6,493)	-	(324)	(33,572)	-
Net policy repayments (loans) (note 5)	777	(170,652)	(11,423)	(9,445)	(149)	(6,007)	38,060	(8,281)
Deductions for surrender charges (note 2d)	(12,441)	(31,927)	-	-	-	-	(3,926)	(6,937)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(394,194)	(407,314)	(86,257)	(85,969)	(2,097)	(1,370)	(197,972)	(218,801)
Asset charges (note 3):
FPVUL & VEL contracts	(34,965)	(33,765)	(655)	(418)	-	-	(17,125)	(16,535)
MSP contracts	(1,352)	(1,216)	-	-	-	-	(893)	(874)
SL contracts or LSFP contracts	(4,115)	(3,778)	-	-	-	-	(2,254)	(3,208)
Adjustments to maintain reserves	(169)	1,805	(88)	(311)	(7)	8	(63)	2,005

Net equity transactions	(1,841,537)	(219,290)	(560,330)	129,980	16,461	(25,305)	(289,828)	(844,207)

Net change in contract owners’ equity	(2,234,436)	2,329,415	(861,616)	1,502,450	2,905	(3,196)	(1,160,714)	(37,394)
Contract owners’ equity beginning of period	11,820,980	9,491,565	6,118,407	4,615,957	203,985	207,181	5,642,642	5,680,036

Contract owners’ equity end of period	$9,586,544	11,820,980	5,256,791	6,118,407	206,890	203,985	4,481,928	5,642,642

CHANGES IN UNITS:
Beginning units	510,127	526,295	430,037	415,075	20,709	23,500	278,260	329,156
Units purchased	33,273	65,455	41,414	51,759	19,359	-	41,202	24,354
Units redeemed	(114,574)	(81,623)	(87,010)	(36,797)	(18,341)	(2,791)	(56,783)	(75,250)

Ending units	428,826	510,127	384,441	430,037	21,727	20,709	262,679	278,260

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	TIF		TIF2		TIF3		FTVGI2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$29,741	31,666	178,697	187,862	98,941	83,653	2,175,309	36,332
Realized gain (loss) on investments	(10,413)	(23,051)	571,376	(2,047,726)	(370,246)	(301,713)	425,676	65,901
Change in unrealized gain (loss) on investments	(175,081)	116,020	(2,061,935)	2,720,805	(381,473)	665,144	(3,140,734)	802,304
Reinvested capital gains	-	-	-	-	-	-	258,976	8,717

Net increase (decrease) in contract owners’ equity resulting from operations	(155,753)	124,635	(1,311,862)	860,941	(652,778)	447,084	(280,773)	913,254

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	375,355	626,704	367,491	387,500	642,430	186,675
Transfers between funds	(5,848)	(51,111)	1,021,753	(1,829,701)	649,945	(127,204)	(954,267)	35,245,316
Surrenders (note 6)	(41,441)	(83,141)	(282,498)	(622,352)	(518,169)	(524,225)	(206,970)	(131,222)
Death Benefits (note 4)	(24,757)	(86)	(5,317)	(55,395)	(1,478)	(10,410)	(122,318)	-
Net policy repayments (loans) (note 5)	(36,875)	(21,446)	(1,941)	(1,272)	(10,249)	(10,848)	152,809	(121,073)
Deductions for surrender charges (note 2d)	(461)	(1,538)	-	-	(7,958)	(9,958)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,007)	(50,419)	(139,220)	(136,962)	(189,012)	(204,142)	(391,465)	(87,020)
Asset charges (note 3):
FPVUL & VEL contracts	(4,787)	(5,058)	-	-	(15,468)	(14,940)	(1,593)	(464)
MSP contracts	(472)	(442)	-	-	(448)	(231)	-	-
SL contracts or LSFP contracts	(717)	(822)	-	-	(3,711)	(4,523)	-	-
Adjustments to maintain reserves	(6)	22	105	286	1	264	1,319	23,900

Net equity transactions	(159,371)	(214,041)	968,237	(2,018,692)	270,944	(518,717)	(880,055)	35,116,112

Net change in contract owners’ equity	(315,124)	(89,406)	(343,625)	(1,157,751)	(381,834)	(71,633)	(1,160,828)	36,029,366
Contract owners’ equity beginning of period	1,608,997	1,698,403	11,676,862	12,834,613	5,472,872	5,544,505	38,566,737	2,537,371

Contract owners’ equity end of period	$1,293,873	1,608,997	11,333,237	11,676,862	5,091,038	5,472,872	37,405,909	38,566,737

CHANGES IN UNITS:
Beginning units	73,458	84,266	584,733	694,601	389,994	428,311	2,635,373	198,636
Units purchased	-	-	78,287	98,184	83,352	38,242	99,342	2,461,875
Units redeemed	(7,498)	(10,808)	(26,739)	(208,052)	(67,192)	(76,559)	(153,151)	(25,138)

Ending units	65,960	73,458	636,281	584,733	406,154	389,994	2,581,564	2,635,373

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FTVGI3		FTVFA2		GVMCE		GVGOPS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$557,854	119,496	54	7,656	248,449	203,501	(2)	-
Realized gain (loss) on investments	244,412	245,111	22,882	20,260	(261,531)	(4,619,559)	37	-
Change in unrealized gain (loss) on investments	(1,047,207)	708,982	(27,662)	1,483	(3,314,390)	15,374,155	77	-
Reinvested capital gains	64,997	21,763	-	29	-	-	67	-

Net increase (decrease) in contract owners’ equity resulting from operations	(179,944)	1,095,352	(4,726)	29,428	(3,327,472)	10,958,097	179	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	785,050	604,542	20,200	16,889	660,078	1,389,835	-	-
Transfers between funds	2,028,538	2,961,122	(25,212)	60,335	(2,582,572)	(5,663,166)	3,719	-
Surrenders (note 6)	(642,956)	(1,011,818)	(3,689)	(23,686)	(1,789,028)	(1,467,673)	-	-
Death Benefits (note 4)	(86,545)	(3,122)	-	-	(64,992)	(105,300)	-	-
Net policy repayments (loans) (note 5)	(158,532)	(100,034)	(1,381)	(4)	111,771	(129,893)	-	-
Deductions for surrender charges (note 2d)	(4,690)	(10,616)	-	(987)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(389,522)	(343,604)	(14,827)	(14,457)	(590,451)	(656,780)	(74)	-
Asset charges (note 3):
FPVUL & VEL contracts	(28,252)	(24,177)	(1,571)	(1,372)	-	-	-	-
MSP contracts	(1,096)	(1,020)	(125)	(140)	-	-	-	-
SL contracts or LSFP contracts	(4,735)	(3,965)	(14)	(106)	-	-	-	-
Adjustments to maintain reserves	(99)	27	21	277	(52)	7,561	(3)	-

Net equity transactions	1,497,161	2,067,335	(26,598)	36,749	(4,255,246)	(6,625,416)	3,642	-

Net change in contract owners’ equity	1,317,217	3,162,687	(31,324)	66,177	(7,582,718)	4,332,681	3,821	-
Contract owners’ equity beginning of period	9,564,790	6,402,103	362,854	296,677	50,865,632	46,532,951	-	-

Contract owners’ equity end of period	$10,882,007	9,564,790	331,530	362,854	43,282,914	50,865,632	3,821	-

CHANGES IN UNITS:
Beginning units	535,857	410,243	37,961	34,220	2,288,786	2,611,229	-	-
Units purchased	167,112	183,369	2,778	11,100	78,930	115,735	443	-
Units redeemed	(88,213)	(57,755)	(5,512)	(7,359)	(283,330)	(438,178)	(9)	-

Ending units	614,756	535,857	35,227	37,961	2,084,386	2,288,786	434	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SBVSG		BNCAI		AMTB		AMGP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,417)	(471)	(25,105)	(23,730)	151,807	236,887	6,910	4,947
Realized gain (loss) on investments	61,543	42,700	1,673,429	(486,045)	(41,260)	(216,459)	116,788	(52,136)
Change in unrealized gain (loss) on investments	(77,728)	3,268	(957,353)	3,126,422	(99,099)	207,199	(199,863)	357,862
Reinvested capital gains	12,812	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,790)	45,497	690,971	2,616,647	11,448	227,627	(76,165)	310,673

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	84,760	9,985	581,058	590,057	236,756	368,189	1,106	4,604
Transfers between funds	506,933	(66,998)	(2,310,309)	(196,692)	(42,883)	(22,481)	269,171	26,758
Surrenders (note 6)	(1,419)	(27,721)	(1,315,151)	(493,834)	(174,087)	(553,757)	(85,184)	(5,143)
Death Benefits (note 4)	-	-	(8,187)	(13,159)	(4,360)	(69,114)	-	(6,218)
Net policy repayments (loans) (note 5)	(7,445)	(5,341)	9,825	(58,119)	5,935	9,278	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	(4,464)	(11,017)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(18,884)	(8,418)	(190,146)	(181,852)	(238,459)	(247,567)	(27,793)	(32,847)
Asset charges (note 3):
FPVUL & VEL contracts	(397)	(12)	(839)	(657)	(15,139)	(15,099)	-	1
MSP contracts	-	-	-	-	(610)	(605)	-	-
SL contracts or LSFP contracts	-	-	-	-	(1,994)	(2,911)	(23)	-
Adjustments to maintain reserves	6	25	(275)	221	-	162	-	77

Net equity transactions	563,554	(98,480)	(3,234,024)	(354,035)	(239,305)	(544,922)	157,277	(12,768)

Net change in contract owners’ equity	558,764	(52,983)	(2,543,053)	2,262,612	(227,857)	(317,295)	81,112	297,905
Contract owners’ equity beginning of period	219,291	272,274	12,901,297	10,638,685	4,060,114	4,377,409	1,865,654	1,567,749

Contract owners’ equity end of period	$778,055	219,291	10,358,244	12,901,297	3,832,257	4,060,114	1,946,766	1,865,654

CHANGES IN UNITS:
Beginning units	21,047	32,677	630,447	655,905	348,678	395,794	124,719	124,914
Units purchased	55,413	6,093	31,111	62,746	36,196	68,485	17,318	6,371
Units redeemed	(2,655)	(17,723)	(173,943)	(88,204)	(56,712)	(115,601)	(7,684)	(6,566)

Ending units	73,805	21,047	487,615	630,447	328,162	348,678	134,353	124,719

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AMINS		AMCG		AMTP		AMRI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	(11,756)	(12,744)	(5,063)	20,117	17,733	18,863
Realized gain (loss) on investments	-	-	183,004	(324,725)	152,280	398,708	486,588	(35,559)
Change in unrealized gain (loss) on investments	-	-	(90,841)	1,793,966	(623,657)	90,998	(804,481)	872,086
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	80,407	1,456,497	(476,440)	509,823	(300,160)	855,390

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(112)	144	71,320	173,591	97,531	66,949	104,987	68,312
Transfers between funds	(618)	323	(879,155)	(939,798)	109,740	605,957	61,921	538,409
Surrenders (note 6)	-	-	(659,642)	(36,093)	(61,038)	(186,477)	(39,642)	(17,523)
Death Benefits (note 4)	-	-	(12,552)	(3,478)	(635)	(9,305)	(4,065)	-
Net policy repayments (loans) (note 5)	91	-	(2,505)	(1,243)	(50,215)	(1,297)	(435)	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	48	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	641	(475)	(116,595)	(120,026)	(104,317)	(97,370)	(54,386)	(50,012)
Asset charges (note 3):
FPVUL & VEL contracts	-	8	8	19	(1,751)	(1,010)	(554)	(477)
MSP contracts	(1)	-	-	-	-	-	-	-
SL contracts or LSFP contracts	(2)	-	-	-	-	-	-	-
Adjustments to maintain reserves	1	-	(280)	484	29	1,857	(21)	544

Net equity transactions	-	-	(1,599,401)	(926,544)	(10,656)	379,352	67,805	539,253

Net change in contract owners’ equity	-	-	(1,518,994)	529,953	(487,096)	889,175	(232,355)	1,394,643
Contract owners’ equity beginning of period	-	-	6,111,189	5,581,236	4,033,324	3,144,149	4,363,917	2,969,274

Contract owners’ equity end of period	$-	-	4,592,195	6,111,189	3,546,228	4,033,324	4,131,562	4,363,917

CHANGES IN UNITS:
Beginning units	-	-	469,057	537,257	259,582	235,941	414,803	355,419
Units purchased	9	38	12,701	25,729	34,663	49,525	39,058	66,990
Units redeemed	(9)	(38)	(134,313)	(93,929)	(38,692)	(25,884)	(32,781)	(7,606)

Ending units	-	-	347,445	469,057	255,553	259,582	421,080	414,803

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AMFAS		AMSRS		OVGR		OVGS3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,441)	(1,869)	9,322	903	58,634	39,658	212,921	223,304
Realized gain (loss) on investments	124,477	(143,543)	(106,843)	(219,013)	5,229,717	1,013,283	(260,161)	(506,394)
Change in unrealized gain (loss) on investments	(186,211)	454,102	3,373	720,728	(4,969,815)	5,254,291	(1,314,095)	2,706,776
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(64,175)	308,690	(94,148)	502,618	318,536	6,307,232	(1,361,335)	2,423,686

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	57,491	111,978	522,511	196,098	514,905	3,727,416	1,544,173	1,780,086
Transfers between funds	380,569	12,681	(66,501)	116,871	(14,027,557)	(54,151,519)	79,684	264,803
Surrenders (note 6)	(50,583)	(53,286)	(240,026)	(371,627)	(2,022,272)	(5,328,817)	(2,152,522)	(1,621,881)
Death Benefits (note 4)	(147)	(9,516)	(15,459)	(2,342)	(21,511)	(256,873)	(41,405)	(16,147)
Net policy repayments (loans) (note 5)	(8,092)	(5,965)	25,358	46,291	5,332	(355,071)	83,798	(76,450)
Deductions for surrender charges (note 2d)	(2,372)	(1,707)	(11,671)	(9,053)	2	(45,396)	(21,558)	(43,803)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(50,944)	(42,602)	(134,265)	(133,253)	(484,357)	(2,572,763)	(762,055)	(776,956)
Asset charges (note 3):
FPVUL & VEL contracts	(3,573)	(3,143)	(9,025)	(8,290)	(145)	(126,808)	(59,617)	(57,402)
MSP contracts	(29)	-	(797)	(729)	-	(3,221)	(3,368)	(1,701)
SL contracts or LSFP contracts	(172)	(97)	(1,474)	(1,766)	8	(12,970)	(8,853)	(8,918)
Adjustments to maintain reserves	(13)	131	(6)	693	3,256	361	42	(2,188)

Net equity transactions	322,135	8,474	68,645	(167,107)	(16,032,339)	(59,125,661)	(1,341,681)	(560,557)

Net change in contract owners’ equity	257,960	317,164	(25,503)	335,511	(15,713,803)	(52,818,429)	(2,703,016)	1,863,129
Contract owners’ equity beginning of period	1,905,948	1,588,784	2,624,584	2,289,073	34,423,380	87,241,809	17,419,470	15,556,341

Contract owners’ equity end of period	$2,163,908	1,905,948	2,599,081	2,624,584	18,709,577	34,423,380	14,716,454	17,419,470

CHANGES IN UNITS:
Beginning units	141,124	140,469	146,450	156,920	3,341,882	7,777,387	1,191,196	1,233,718
Units purchased	30,464	16,745	35,826	20,800	55,513	307,731	123,261	173,041
Units redeemed	(9,543)	(16,090)	(32,640)	(31,270)	(1,588,276)	(4,743,236)	(217,397)	(215,563)

Ending units	162,045	141,124	149,636	146,450	1,809,119	3,341,882	1,097,060	1,191,196

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVGS		OVHI3		OVHI		OVGI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$556,643	610,621	124,543	69,445	33,769	24,995	214,768	285,641
Realized gain (loss) on investments	(2,177,236)	(1,974,775)	37,261	(200,323)	(288,662)	(280,275)	397,458	(116,047)
Change in unrealized gain (loss) on investments	(2,442,566)	8,507,156	(193,074)	296,349	248,488	307,950	(585,310)	3,808,825
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,063,159)	7,143,002	(31,270)	165,471	(6,405)	52,670	26,916	3,978,419

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,113,724	696,356	218,952	271,059	-	-	1,561,656	1,975,097
Transfers between funds	483,446	(1,399,207)	12,334	123,164	(8,035)	(24,763)	(1,169,665)	(1,000,492)
Surrenders (note 6)	(5,483,530)	(1,943,876)	(66,891)	(136,052)	(61,831)	(30,192)	(2,315,014)	(2,039,437)
Death Benefits (note 4)	(87,983)	(73,171)	-	(2,574)	(898)	(50)	(193,748)	(166,401)
Net policy repayments (loans) (note 5)	(141,924)	(263,981)	(8,575)	49,394	(2,196)	(4,788)	(4,546)	(12,664)
Deductions for surrender charges (note 2d)	(7,044)	(11,486)	(3,182)	(6,799)	(743)	(1,464)	(23,074)	(33,491)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(980,535)	(1,025,803)	(85,063)	(83,028)	(15,306)	(18,774)	(1,268,726)	(1,398,517)
Asset charges (note 3):
FPVUL & VEL contracts	(33,634)	(35,531)	(5,952)	(4,843)	(1,251)	(1,389)	(86,926)	(88,180)
MSP contracts	(1,332)	(1,269)	(19)	(61)	(88)	(82)	(2,786)	(2,877)
SL contracts or LSFP contracts	(4,688)	(5,643)	(563)	(540)	(149)	(186)	(7,976)	(9,689)
Adjustments to maintain reserves	(118)	(2,678)	2	(1)	-	1	14	310

Net equity transactions	(5,143,618)	(4,066,289)	61,043	209,719	(90,497)	(81,687)	(3,510,791)	(2,776,341)

Net change in contract owners’ equity	(9,206,777)	3,076,713	29,773	375,190	(96,902)	(29,017)	(3,483,875)	1,202,078
Contract owners’ equity beginning of period	51,705,225	48,628,512	1,358,868	983,678	378,432	407,449	27,869,644	26,667,566

Contract owners’ equity end of period	$42,498,448	51,705,225	1,388,641	1,358,868	281,530	378,432	24,385,769	27,869,644

CHANGES IN UNITS:
Beginning units	3,390,923	3,690,714	458,373	380,539	90,495	111,867	2,084,925	2,312,253
Units purchased	268,863	58,272	88,529	169,370	-	-	151,046	192,947
Units redeemed	(616,302)	(358,063)	(69,512)	(91,536)	(21,561)	(21,372)	(413,252)	(420,275)

Ending units	3,043,484	3,390,923	477,390	458,373	68,934	90,495	1,822,719	2,084,925

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVSC		OVAG		OVSB		PMVAAA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$26,287	28,669	(14,635)	(14,654)	59,526	152,989	218,395	112,394
Realized gain (loss) on investments	(105,746)	(209,465)	1,401,345	11,310	194,366	(3,787)	55,638	52,148
Change in unrealized gain (loss) on investments	(7,305)	1,112,371	(871,098)	5,664,838	(276,246)	118,807	(238,663)	1,419
Reinvested capital gains	-	-	-	-	24,713	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(86,764)	931,575	515,612	5,661,494	2,359	268,009	35,370	165,961

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	275,125	323,428	1,769,330	2,554,988	6	56	343,378	195,465
Transfers between funds	(14,075)	(99,276)	(1,600,184)	(1,821,376)	163,102	104,967	920,918	943,289
Surrenders (note 6)	(390,423)	(492,091)	(2,934,375)	(1,428,507)	(87,201)	-	(16,002)	(29,503)
Death Benefits (note 4)	(14,500)	(356)	(63,421)	(67,823)	-	(2,285)	(1,679)	(4,306)
Net policy repayments (loans) (note 5)	(130,368)	(73,566)	(121,896)	(224,590)	60,861	(40,477)	69	4,839
Deductions for surrender charges (note 2d)	(7,460)	(13,035)	(4,912)	(10,108)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(189,795)	(199,303)	(1,205,846)	(1,243,526)	(16,430)	(13,922)	(55,933)	(29,804)
Asset charges (note 3):
FPVUL & VEL contracts	(15,348)	(15,306)	(77,022)	(71,824)	-	-	(678)	(276)
MSP contracts	(363)	(341)	(1,421)	(1,248)	-	-	-	-
SL contracts or LSFP contracts	(2,489)	(2,702)	(4,281)	(4,656)	-	-	-	-
Adjustments to maintain reserves	184	50	(1,355)	(831)	(3)	4	3	(19)

Net equity transactions	(489,512)	(572,498)	(4,245,383)	(2,319,501)	120,335	48,343	1,190,076	1,079,685

Net change in contract owners’ equity	(576,276)	359,077	(3,729,771)	3,341,993	122,694	316,352	1,225,446	1,245,646
Contract owners’ equity beginning of period	4,719,041	4,359,964	26,380,104	23,038,111	2,065,910	1,749,558	2,109,235	863,589

Contract owners’ equity end of period	$4,142,765	4,719,041	22,650,333	26,380,104	2,188,604	2,065,910	3,334,681	2,109,235

CHANGES IN UNITS:
Beginning units	216,746	247,124	2,217,825	2,460,389	178,634	173,563	136,442	63,072
Units purchased	18,455	19,961	235,787	300,156	18,483	12,063	83,057	77,818
Units redeemed	(40,619)	(50,339)	(642,536)	(542,720)	(9,089)	(6,992)	(7,914)	(4,448)

Ending units	194,582	216,746	1,811,076	2,217,825	188,028	178,634	211,585	136,442

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PMVFBA		PMVLGA		PMVLDA		PMVRRA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$47,815	30,696	5,056	126	983,396	990,338	1,875,996	975,679
Realized gain (loss) on investments	114,884	75,657	8,394	44	1,412,217	241,229	4,165,888	317,077
Change in unrealized gain (loss) on investments	16,445	129,492	44,365	(482)	(1,731,371)	1,881,278	1,779,633	3,930,175
Reinvested capital gains	8,754	14,971	7,343	162	-	230,508	3,220,342	780,456

Net increase (decrease) in contract owners’ equity resulting from operations	187,898	250,816	65,158	(150)	664,242	3,343,353	11,041,859	6,003,387

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	68,840	76,282	10,381	(31)	1,552,674	3,083,419	2,238,877	3,140,682
Transfers between funds	713,352	1,123,956	337,298	39,919	(1,173,376)	12,963,321	13,485,637	13,853,605
Surrenders (note 6)	(67,703)	(47,777)	(32,394)	-	(8,714,029)	(4,509,403)	(3,235,952)	(6,767,937)
Death Benefits (note 4)	-	-	-	-	(52,662)	(64,790)	(47,374)	(92,282)
Net policy repayments (loans) (note 5)	(40,781)	(18,532)	(629)	-	179,822	328,279	381,119	(269,332)
Deductions for surrender charges (note 2d)	(2,069)	(175)	-	-	(4,369)	(8,272)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(83,945)	(85,446)	(5,573)	(603)	(1,155,201)	(1,130,468)	(1,217,930)	(1,111,302)
Asset charges (note 3):
FPVUL & VEL contracts	(4,607)	(5,663)	(7)	(7)	(20,900)	(16,962)	(3,852)	(1,228)
MSP contracts	(29)	(14)	-	-	(645)	(592)	-	-
SL contracts or LSFP contracts	(1,449)	(1,006)	-	-	(2,758)	(1,908)	-	-
Adjustments to maintain reserves	(158)	(2,052)	(18)	12	865	(475)	3,220	3,746

Net equity transactions	581,451	1,039,573	309,058	39,290	(9,390,579)	10,642,149	11,603,745	8,755,952

Net change in contract owners’ equity	769,349	1,290,389	374,216	39,140	(8,726,337)	13,985,502	22,645,604	14,759,339
Contract owners’ equity beginning of period	1,928,110	637,721	39,140	-	71,365,824	57,380,322	90,203,122	75,443,783

Contract owners’ equity end of period	$2,697,459	1,928,110	413,356	39,140	62,639,487	71,365,824	112,848,726	90,203,122

CHANGES IN UNITS:
Beginning units	159,594	57,795	3,697	-	5,100,138	4,311,499	5,524,210	4,986,254
Units purchased	63,954	118,214	31,216	3,751	320,000	1,414,403	1,240,647	1,019,127
Units redeemed	(17,732)	(16,415)	(4,286)	(54)	(984,953)	(625,764)	(574,319)	(481,171)

Ending units	205,816	159,594	30,627	3,697	4,435,185	5,100,138	6,190,538	5,524,210

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PMVTRA		PIVEMI		PIHYB1		PVGIB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$8,786,706	5,644,032	2,294	5,444	560,129	954,336	9,069	11,812
Realized gain (loss) on investments	3,874,880	6,713,624	92,935	405,607	2,000,371	2,035,090	(88,137)	(125,402)
Change in unrealized gain (loss) on investments	(6,242,224)	(6,400,019)	(566,240)	(151,076)	(2,439,424)	(222,972)	44,412	211,614
Reinvested capital gains	5,477,890	10,775,489	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,897,252	16,733,126	(471,011)	259,975	121,076	2,766,454	(34,656)	98,024

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8,278,682	8,068,376	207,666	246,818	230,173	188,948	72,149	69,685
Transfers between funds	20,717,589	120,035,007	(39,571)	243,622	(2,544,783)	(7,381,992)	(19,662)	20,315
Surrenders (note 6)	(13,493,886)	(9,918,676)	(29,572)	(13,465)	(487,390)	(939,267)	(52,017)	(96,935)
Death Benefits (note 4)	(716,043)	(238,786)	(10,313)	-	(35,389)	(27,890)	(814)	(1,682)
Net policy repayments (loans) (note 5)	203,992	(392,591)	(490)	8,973	108,820	(138,220)	(3,492)	59
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(6,540)	(7,325)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,342,690)	(3,713,233)	(53,188)	(57,365)	(175,268)	(258,535)	(40,078)	(44,566)
Asset charges (note 3):
FPVUL & VEL contracts	(17,084)	(9,747)	(1,570)	(1,227)	(495)	(289)	(3,051)	(3,026)
MSP contracts	-	-	-	-	-	-	(30)	(28)
SL contracts or LSFP contracts	-	-	-	-	-	-	(228)	(292)
Adjustments to maintain reserves	(8,462)	(3,155)	(58)	262	1,041	(3,164)	(4)	6

Net equity transactions	10,622,098	113,827,195	72,904	427,618	(2,903,291)	(8,560,409)	(53,767)	(63,789)

Net change in contract owners’ equity	22,519,350	130,560,321	(398,107)	687,593	(2,782,215)	(5,793,955)	(88,423)	34,235
Contract owners’ equity beginning of period	358,520,150	227,959,829	2,003,664	1,316,071	12,670,032	18,463,987	781,113	746,878

Contract owners’ equity end of period	$381,039,500	358,520,150	1,605,557	2,003,664	9,887,817	12,670,032	692,690	781,113

CHANGES IN UNITS:
Beginning units	21,388,148	14,722,981	227,376	173,004	604,436	1,038,134	54,238	59,317
Units purchased	1,745,340	8,162,697	33,209	68,260	68,279	61,389	5,269	7,599
Units redeemed	(1,155,801)	(1,497,530)	(22,510)	(13,888)	(192,265)	(495,087)	(9,068)	(12,678)

Ending units	21,977,687	21,388,148	238,075	227,376	480,450	604,436	50,439	54,238

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PVTIGB		PVTSCB		PVTVB		ACGI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$37,035	39,408	23	2	-	17,709	20,494	-
Realized gain (loss) on investments	(155,417)	(266,079)	278	877	181,646	204,446	(17,278)	-
Change in unrealized gain (loss) on investments	(60,329)	330,023	(891)	104	(542,364)	23,834	(85,006)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(178,711)	103,352	(590)	983	(360,718)	245,989	(81,790)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	45,321	48,409	941	414	133,531	113,302	28,920	-
Transfers between funds	26,929	(114,096)	3,471	2,798	435,708	22,230	1,851,373	-
Surrenders (note 6)	(113,295)	(66,414)	(281)	(56)	(72,586)	(92,674)	-	-
Death Benefits (note 4)	-	-	-	-	(3,782)	-	-	-
Net policy repayments (loans) (note 5)	(1,449)	(13,604)	(380)	-	(35,323)	(32,716)	-	-
Deductions for surrender charges (note 2d)	(2,790)	(3,115)	-	-	(1,299)	(1,855)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(50,756)	(53,961)	(313)	(168)	(72,293)	(64,020)	(15,489)	-
Asset charges (note 3):
FPVUL & VEL contracts	(3,510)	(3,664)	-	-	(5,617)	(4,148)	(34)	-
MSP contracts	(146)	(141)	-	-	(274)	(260)	-	-
SL contracts or LSFP contracts	(232)	(231)	-	-	(1,214)	(1,991)	-	-
Adjustments to maintain reserves	61	(26)	4	(1)	3	(33)	(7)	-

Net equity transactions	(99,867)	(206,843)	3,442	2,987	376,854	(62,165)	1,864,763	-

Net change in contract owners’ equity	(278,578)	(103,491)	2,852	3,970	16,136	183,824	1,782,973	-
Contract owners’ equity beginning of period	1,152,950	1,256,441	7,732	3,762	1,533,175	1,349,351	-	-

Contract owners’ equity end of period	$874,372	1,152,950	10,584	7,732	1,549,311	1,533,175	1,782,973	-

CHANGES IN UNITS:
Beginning units	64,956	77,883	870	532	84,002	89,306	-	-
Units purchased	3,121	3,781	499	416	33,063	22,974	178,371	-
Units redeemed	(8,774)	(16,708)	(116)	(78)	(13,737)	(28,278)	(1,538)	-

Ending units	59,303	64,956	1,253	870	103,328	84,002	176,833	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AVBVI		AVCA		AVCDI		AVHY1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$4,841	2,654	1,487	6,540	(5,934)	(14,089)	201,410	38,988
Realized gain (loss) on investments	41,063	124,938	(45,636)	(82,744)	2,592,430	(1,416,091)	(212,246)	3,980
Change in unrealized gain (loss) on investments	(60,262)	(66,904)	(33,243)	203,946	(2,634,573)	2,940,474	(163,934)	(15,654)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(14,358)	60,688	(77,392)	127,742	(48,077)	1,510,294	(174,770)	27,314

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	13,955	10,969	99,811	109,427	240,861	696,700	326,949	36,582
Transfers between funds	131,425	(131,286)	56,785	(9,253)	(5,005,636)	(1,041,240)	6,352,826	620,238
Surrenders (note 6)	(61,119)	(17,590)	(169,373)	(67,294)	(501,391)	(252,034)	(169,500)	-
Death Benefits (note 4)	(1,737)	(1,869)	(1,492)	(1)	(21,677)	(15,005)	-	-
Net policy repayments (loans) (note 5)	(4,455)	(3,968)	12,046	(60,595)	(19,893)	(84,853)	(12,040)	-
Deductions for surrender charges (note 2d)	-	-	(4,203)	(6,627)	(5,265)	(4,901)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,689)	(16,369)	(58,415)	(59,069)	(157,960)	(203,048)	(59,034)	(1,817)
Asset charges (note 3):
FPVUL & VEL contracts	(8)	1	(4,006)	(3,860)	(9,531)	(9,417)	(790)	(4)
MSP contracts	-	-	(167)	(152)	(332)	(292)	-	-
SL contracts or LSFP contracts	-	-	(375)	(334)	(1,076)	(1,017)	-	-
Adjustments to maintain reserves	12	69	-	(43)	(20)	439	4	(4)

Net equity transactions	62,384	(160,043)	(69,389)	(97,801)	(5,481,920)	(914,668)	6,438,415	654,995

Net change in contract owners’ equity	48,026	(99,355)	(146,781)	29,941	(5,529,997)	595,626	6,263,645	682,309
Contract owners’ equity beginning of period	657,021	756,376	955,706	925,765	9,398,300	8,802,674	682,309	-

Contract owners’ equity end of period	$705,047	657,021	808,925	955,706	3,868,303	9,398,300	6,945,954	682,309

CHANGES IN UNITS:
Beginning units	48,919	60,501	69,399	77,637	489,353	543,425	64,325	-
Units purchased	11,332	6,882	11,786	11,155	14,467	43,281	613,371	64,501
Units redeemed	(6,092)	(18,464)	(17,399)	(19,393)	(288,110)	(97,353)	(27,970)	(176)

Ending units	54,159	48,919	63,786	69,399	215,710	489,353	649,726	64,325

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AVIE		AVMCCI		ROCMC		ROCSC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$539,239	605,150	285	463	1,156,925	674,698	4,869	(218)
Realized gain (loss) on investments	1,456,983	(2,802,187)	6,706	598	4,063,611	(4,167,787)	67,759	31,737
Change in unrealized gain (loss) on investments	(4,854,583)	5,889,133	(30,564)	13,011	(11,843,706)	14,605,283	(328,998)	19,394
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,858,361)	3,692,096	(23,573)	14,072	(6,623,170)	11,112,194	(256,370)	50,913

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,227,418	1,518,061	102,917	517	1,394,522	1,503,512	(32)	21
Transfers between funds	3,677,027	3,324,886	72,565	92,374	8,310,866	(2,801,037)	2,385,217	14,117
Surrenders (note 6)	(5,855,981)	(1,430,280)	-	-	(2,592,594)	(1,351,903)	(88,000)	-
Death Benefits (note 4)	(16,904)	(35,539)	-	-	(42,172)	(90,690)	-	(404)
Net policy repayments (loans) (note 5)	172,376	(215,504)	-	-	139,232	(138,177)	(698)	(9,261)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(583,789)	(478,033)	(5,515)	(1,612)	(686,202)	(540,504)	(10,974)	(1,955)
Asset charges (note 3):
FPVUL & VEL contracts	(1,575)	(1,201)	(24)	(17)	(2,237)	(1,176)	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	363	2,535	10	1	(396)	1,724	(11)	16

Net equity transactions	(1,381,065)	2,684,925	169,953	91,263	6,521,019	(3,418,251)	2,285,502	2,534

Net change in contract owners’ equity	(4,239,426)	6,377,021	146,380	105,335	(102,151)	7,693,943	2,029,132	53,447
Contract owners’ equity beginning of period	39,483,040	33,106,019	105,335	-	47,033,973	39,340,030	329,690	276,243

Contract owners’ equity end of period	$35,243,614	39,483,040	251,715	105,335	46,931,822	47,033,973	2,358,822	329,690

CHANGES IN UNITS:
Beginning units	2,126,295	2,007,609	7,377	-	1,703,587	1,847,860	27,732	27,947
Units purchased	310,352	395,922	12,111	7,501	441,749	130,601	186,172	835
Units redeemed	(397,600)	(277,236)	(605)	(124)	(207,700)	(274,874)	(8,332)	(1,050)

Ending units	2,039,047	2,126,295	18,883	7,377	1,937,636	1,703,587	205,572	27,732

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	TRBCG2		TREI2		TRHS2		TRLT1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(279)	(844)	808,599	984,930	(6,007)	(3,470)	6,924	-
Realized gain (loss) on investments	58,093	644,331	3,355,631	(8,864,178)	749,529	14,364	(2,510)	-
Change in unrealized gain (loss) on investments	(26,550)	(103,159)	(5,936,383)	17,190,432	(596,039)	291,793	(5,156)	-
Reinvested capital gains	-	-	-	-	-	-	3,684	-

Net increase (decrease) in contract owners’ equity resulting from operations	31,264	540,328	(1,772,153)	9,311,184	147,483	302,687	2,942	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(127)	277,618	1,693,788	2,513,055	79,862	5,691	12,243	-
Transfers between funds	(481,876)	(3,300,205)	4,465,631	(17,597,195)	3,354,489	651,711	413,712	-
Surrenders (note 6)	-	(138,307)	(5,979,208)	(3,273,990)	(189,189)	-	(25,800)	-
Death Benefits (note 4)	-	(638)	(24,439)	(102,615)	-	(2,298)	-	-
Net policy repayments (loans) (note 5)	(799)	(26,610)	41,000	(172,691)	71,065	(40,131)	-	-
Deductions for surrender charges (note 2d)	-	(5,379)	-	(4,932)	(815)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,143)	(99,986)	(1,008,263)	(1,253,625)	(66,505)	(17,882)	(8,950)	-
Asset charges (note 3):
FPVUL & VEL contracts	-	(7,102)	(2,732)	(14,952)	(3,292)	(413)	(8)	-
MSP contracts	-	(364)	-	(899)	(192)	-	-	-
SL contracts or LSFP contracts	-	(3,030)	(93)	(1,936)	(558)	(121)	-	-
Adjustments to maintain reserves	4	227	(6,217)	15,711	17	5	(45)	-

Net equity transactions	(483,941)	(3,303,776)	(820,533)	(19,894,069)	3,244,882	596,562	391,152	-

Net change in contract owners’ equity	(452,677)	(2,763,448)	(2,592,686)	(10,582,885)	3,392,365	899,249	394,094	-
Contract owners’ equity beginning of period	452,677	3,216,125	60,681,637	71,264,522	2,464,645	1,565,396	-	-

Contract owners’ equity end of period	$-	452,677	58,088,951	60,681,637	5,857,010	2,464,645	394,094	-

CHANGES IN UNITS:
Beginning units	34,892	284,572	3,664,323	4,921,613	229,465	167,972	-	-
Units purchased	-	23,756	394,468	282,173	297,514	69,087	42,495	-
Units redeemed	(34,892)	(273,436)	(508,778)	(1,539,463)	(32,715)	(7,594)	(3,470)	-

Ending units	-	34,892	3,550,013	3,664,323	494,264	229,465	39,025	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	TRMCG2		TRNAG1		TRPSB1		VWEM
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(59,550)	(49,191)	(283)	(2,533)	47,563	33,447	177,094	104,101
Realized gain (loss) on investments	3,422,163	(878,331)	3,721,605	1,769,354	83,952	111,884	2,067,853	(1,763,348)
Change in unrealized gain (loss) on investments	(7,304,348)	5,235,037	(6,179,040)	1,239,828	(213,016)	31,772	(7,310,068)	6,164,743
Reinvested capital gains	3,142,076	1,137,324	1,761,338	430,055	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(799,659)	5,444,839	(696,380)	3,436,704	(81,501)	177,103	(5,065,121)	4,505,496

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	400,828	546,017	2,005,372	803,205	130,917	75,384	449,431	492,390
Transfers between funds	6,521,675	(2,839,584)	3,874,384	3,368,266	1,559,176	818,265	82,553	(1,077,529)
Surrenders (note 6)	(2,274,381)	(1,208,114)	(3,087,498)	(337,857)	(106,811)	(1,708)	(1,166,000)	(1,009,934)
Death Benefits (note 4)	(1,913)	(84,081)	(49,128)	(23,094)	(2,229)	-	(44,066)	(87,070)
Net policy repayments (loans) (note 5)	129,610	(72,336)	81,914	(50,185)	(109)	(4,062)	(106,586)	(172,075)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(65)	(6,430)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(316,069)	(273,504)	(427,802)	(334,082)	(34,404)	(26,062)	(538,663)	(576,725)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(2,208)	(993)	(590)	(349)	(32,214)	(35,308)
MSP contracts	-	-	-	-	-	-	(507)	(568)
SL contracts or LSFP contracts	-	-	-	-	-	-	(3,042)	(3,745)
Adjustments to maintain reserves	(163)	1,170	(77)	988	3	18	(543)	(14,000)

Net equity transactions	4,459,587	(3,930,432)	2,394,957	3,426,248	1,545,953	861,486	(1,359,702)	(2,490,994)

Net change in contract owners’ equity	3,659,928	1,514,407	1,698,577	6,862,952	1,464,452	1,038,589	(6,424,823)	2,014,502
Contract owners’ equity beginning of period	22,335,913	20,821,506	20,362,849	13,499,897	1,492,266	453,677	21,003,781	18,989,279

Contract owners’ equity end of period	$25,995,841	22,335,913	22,061,426	20,362,849	2,956,718	1,492,266	14,578,958	21,003,781

CHANGES IN UNITS:
Beginning units	854,608	1,015,894	1,352,960	1,070,932	131,118	45,275	542,854	624,859
Units purchased	226,810	74,771	394,760	347,642	169,577	88,949	42,979	32,748
Units redeemed	(69,121)	(236,057)	(264,496)	(65,614)	(39,292)	(3,106)	(85,162)	(114,753)

Ending units	1,012,297	854,608	1,483,224	1,352,960	261,403	131,118	500,671	542,854

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	VWHA		VVB		VVDV		VVI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$596,319	70,707	59,022	43,979	30,986	39,302	56,151	53,586
Realized gain (loss) on investments	4,862,359	(2,508,620)	156,675	27,507	37,060	(69,409)	544,628	(234,731)
Change in unrealized gain (loss) on investments	(16,096,879)	12,459,821	(162,248)	99,161	(32,736)	167,125	(1,284,447)	735,299
Reinvested capital gains	719,170	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,919,031)	10,021,908	53,449	170,647	35,310	137,018	(683,668)	554,154

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,772,789	1,034,056	-	61	(3)	133	1	(9)
Transfers between funds	2,866,975	19,911,036	1,509,002	398,764	479,325	(27,963)	350,248	263,299
Surrenders (note 6)	(3,754,943)	(1,591,505)	(113,800)	-	(74,600)	-	(177,100)	-
Death Benefits (note 4)	(206,661)	(35,523)	-	(1,942)	-	(2,181)	-	(5,028)
Net policy repayments (loans) (note 5)	70,375	(420,110)	131,383	(19,968)	82,823	(26,546)	114,400	(77,625)
Deductions for surrender charges (note 2d)	(619)	(2,522)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(982,086)	(688,701)	(19,899)	(11,501)	(13,597)	(11,278)	(32,248)	(25,970)
Asset charges (note 3):
FPVUL & VEL contracts	(35,396)	(30,409)	-	-	-	-	-	-
MSP contracts	(1,018)	(833)	-	-	-	-	-	-
SL contracts or LSFP contracts	(3,294)	(3,912)	-	-	-	-	-	-
Adjustments to maintain reserves	(766)	(3,700)	1	14	(5)	22	(21)	79

Net equity transactions	(274,644)	18,167,877	1,506,687	365,428	473,943	(67,813)	255,280	154,746

Net change in contract owners’ equity	(10,193,675)	28,189,785	1,560,136	536,075	509,253	69,205	(428,388)	708,900
Contract owners’ equity beginning of period	58,560,591	30,370,806	1,917,304	1,381,229	1,703,660	1,634,455	4,392,178	3,683,278

Contract owners’ equity end of period	$48,366,916	58,560,591	3,477,440	1,917,304	2,212,913	1,703,660	3,963,790	4,392,178

CHANGES IN UNITS:
Beginning units	1,108,821	789,317	181,821	145,114	190,605	199,517	482,506	467,282
Units purchased	121,540	419,592	149,504	43,299	57,993	2,735	46,615	33,434
Units redeemed	(133,160)	(100,088)	(12,659)	(6,592)	(9,863)	(11,647)	(24,462)	(18,210)

Ending units	1,097,201	1,108,821	318,666	181,821	238,735	190,605	504,659	482,506

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	VVMCI		VVREI		VVSTC		VVHGB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$75,082	24,474	35,184	(235)	117,868	93,003	290,274	(1,056)
Realized gain (loss) on investments	1,428,704	(90,542)	144,156	680	125,043	36,207	(86,941)	(1,942)
Change in unrealized gain (loss) on investments	(1,484,498)	967,111	33,221	44,555	(210,980)	40,466	234,714	(33,980)
Reinvested capital gains	-	-	27,470	-	35,806	-	83,030	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,288	901,043	240,031	45,000	67,737	169,676	521,077	(36,978)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	64	369	39	-	2	107	43	-
Transfers between funds	(1,502,043)	5,100,638	(752,605)	2,088,008	1,072,210	39,302	(2,419,858)	8,377,471
Surrenders (note 6)	(281,700)	-	(57,401)	-	(158,500)	-	(220,200)	-
Death Benefits (note 4)	-	(4,539)	-	-	-	(4,857)	-	-
Net policy repayments (loans) (note 5)	201,118	(180,527)	43,716	(36,902)	45,970	(83,874)	177,368	(144,458)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(60,398)	(23,638)	(13,444)	-	(28,692)	(24,718)	(53,172)	-
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(17)	74	(11)	(98)	(7)	7	(21)	(248)

Net equity transactions	(1,642,976)	4,892,377	(779,706)	2,051,008	930,983	(74,033)	(2,515,840)	8,232,765

Net change in contract owners’ equity	(1,623,688)	5,793,420	(539,675)	2,096,008	998,720	95,643	(1,994,763)	8,195,787
Contract owners’ equity beginning of period	9,016,280	3,222,860	2,096,008	-	3,548,700	3,453,057	8,195,787	-

Contract owners’ equity end of period	$7,392,592	9,016,280	1,556,333	2,096,008	4,547,420	3,548,700	6,201,024	8,195,787

CHANGES IN UNITS:
Beginning units	873,116	390,462	202,142	-	310,148	316,885	823,116	-
Units purchased	20,705	506,259	4,556	202,142	96,949	5,243	19,447	823,116
Units redeemed	(161,547)	(23,605)	(67,997)	-	(16,718)	(11,980)	(262,859)	-

Ending units	732,274	873,116	138,701	202,142	390,379	310,148	579,704	823,116

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRASP		WRGP		WRRESP		WRSTP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$107,992	73,398	5,171	5,094	14,856	22,443	(4,654)	(2,973)
Realized gain (loss) on investments	346,527	352,254	180,818	36,816	162,557	190,398	93,672	105,218
Change in unrealized gain (loss) on investments	(1,341,774)	320,015	(236,218)	120,236	(88,891)	82,275	(408,785)	(10,642)
Reinvested capital gains	-	-	71,426	-	-	-	78,015	42,929

Net increase (decrease) in contract owners’ equity resulting from operations	(887,255)	745,667	21,197	162,146	88,522	295,116	(241,752)	134,532

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	970,957	724,455	116,465	52,128	173,268	196,213	354,158	110,989
Transfers between funds	4,027,721	3,141,923	627,453	371,272	1,023,395	238,339	1,130,557	269,426
Surrenders (note 6)	(561,494)	(441,214)	(41,571)	(48,437)	(13,225)	(27,764)	(107,028)	(194,244)
Death Benefits (note 4)	(7,147)	(16)	(432)	(4,437)	(5,980)	(1,837)	(6,806)	(17)
Net policy repayments (loans) (note 5)	(247,120)	(142,900)	(183)	8,993	(9,079)	(14,602)	(512)	17,968
Deductions for surrender charges (note 2d)	(13,480)	(3,718)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(386,213)	(297,425)	(33,565)	(21,633)	(49,056)	(36,718)	(51,935)	(28,235)
Asset charges (note 3):
FPVUL & VEL contracts	(26,642)	(19,305)	(487)	(297)	(1,194)	(531)	(492)	(134)
MSP contracts	(612)	(342)	-	-	-	-	-	-
SL contracts or LSFP contracts	(3,058)	(2,646)	-	-	-	-	-	-
Adjustments to maintain reserves	11	4,440	36	175	(8)	449	(2)	514

Net equity transactions	3,752,923	2,963,252	667,716	357,764	1,118,121	353,549	1,317,940	176,267

Net change in contract owners’ equity	2,865,668	3,708,919	688,913	519,910	1,206,643	648,665	1,076,188	310,799
Contract owners’ equity beginning of period	8,260,745	4,551,826	1,468,739	948,829	1,526,372	877,707	1,352,284	1,041,485

Contract owners’ equity end of period	$11,126,413	8,260,745	2,157,652	1,468,739	2,733,015	1,526,372	2,428,472	1,352,284

CHANGES IN UNITS:
Beginning units	725,061	433,930	104,806	76,067	120,636	89,045	124,666	108,014
Units purchased	430,132	378,358	51,778	34,930	90,993	41,399	133,710	40,053
Units redeemed	(102,415)	(87,227)	(5,616)	(6,191)	(5,986)	(9,808)	(20,649)	(23,401)

Ending units	1,052,778	725,061	150,968	104,806	205,643	120,636	237,727	124,666

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SVDF		SVOF		WFVSCG		NVAGF3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(4,779)	(2,609)	(4,273)	50,317	(16,642)	(8,728)	14,484	22,047
Realized gain (loss) on investments	192,078	44,430	498,551	(87,189)	553,938	989,167	(35,519)	7,759
Change in unrealized gain (loss) on investments	(159,318)	892,940	(1,409,759)	1,859,409	(1,431,474)	255,038	11,159	(2,684)
Reinvested capital gains	-	-	-	-	-	-	19,764	9,387

Net increase (decrease) in contract owners’ equity resulting from operations	27,981	934,761	(915,481)	1,822,537	(894,178)	1,235,477	9,888	36,509

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	809,784	703,977	25,196	29,202	789,671	487,777	1,632	47,439
Transfers between funds	311,525	795,313	684,870	(933,976)	4,401,382	1,837,532	(402,938)	85,315
Surrenders (note 6)	(82,581)	(3)	(457,906)	(213,427)	(809,636)	(258,095)	-	(26,915)
Death Benefits (note 4)	(3,215)	-	-	(12,144)	(20,884)	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	(6,026)	(75,750)	(37,146)	-	(4,973)
Deductions for surrender charges (note 2d)	-	-	-	(101)	(1,699)	(1,801)	-	(2,007)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(71,785)	(52,843)	(121,070)	(109,975)	(202,326)	(153,611)	(1,637)	(5,732)
Asset charges (note 3):
FPVUL & VEL contracts	(5,416)	(3,650)	-	23	(6,480)	(6,360)	(185)	(520)
MSP contracts	-	-	-	-	(27)	(116)	-	-
SL contracts or LSFP contracts	-	-	-	(1)	(1,204)	(778)	(26)	(128)
Adjustments to maintain reserves	(291)	53	(46)	88	7	(3,103)	(3)	9

Net equity transactions	958,021	1,442,847	131,044	(1,246,337)	4,073,054	1,864,299	(403,157)	92,488

Net change in contract owners’ equity	986,002	2,377,608	(784,437)	576,200	3,178,876	3,099,776	(393,269)	128,997
Contract owners’ equity beginning of period	4,245,976	1,868,368	8,894,308	8,318,108	6,813,692	3,713,916	393,269	264,272

Contract owners’ equity end of period	$5,231,978	4,245,976	8,109,871	8,894,308	9,992,568	6,813,692	-	393,269

CHANGES IN UNITS:
Beginning units	409,144	243,559	569,959	658,199	628,074	433,325	31,818	23,143
Units purchased	109,982	172,175	55,370	4,531	438,761	241,600	82	12,386
Units redeemed	(16,610)	(6,590)	(73,841)	(92,771)	(99,187)	(46,851)	(31,900)	(3,711)

Ending units	502,516	409,144	551,488	569,959	967,648	628,074	-	31,818

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	CSIEF3		GVGU1		GEF		GEF3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$29,894	270	-	22,283	23,600	38,811	99	78
Realized gain (loss) on investments	(46,211)	2,478	-	(879,814)	(546,568)	(206,407)	(227)	(180)
Change in unrealized gain (loss) on investments	(137,438)	138,462	-	759,565	480,203	583,671	(255)	(169)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(153,755)	141,210	-	(97,966)	(42,765)	416,075	(383)	(271)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	13,213	19,136	-	27,362	150,620	333,822	1,010	4,507
Transfers between funds	(817,290)	449,201	-	(2,647,311)	(3,993,072)	(65,366)	(4,174)	(13,331)
Surrenders (note 6)	(27,530)	(15,200)	-	(39,987)	(201,683)	(190,608)	(1)	(20)
Death Benefits (note 4)	-	-	-	(15)	(8,398)	(27,137)	-	-
Net policy repayments (loans) (note 5)	13,877	(3,585)	-	3,736	(15,463)	(5,175)	(28)	-
Deductions for surrender charges (note 2d)	-	-	-	(306)	(330)	(1,319)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(40,394)	(42,196)	-	(32,880)	(75,579)	(172,750)	(339)	(1,508)
Asset charges (note 3):
FPVUL & VEL contracts	(1,047)	(1,276)	-	(1,755)	(6,011)	(12,141)	(29)	(54)
MSP contracts	(8)	(10)	-	(99)	(122)	(345)	-	-
SL contracts or LSFP contracts	(12)	(12)	-	(180)	(454)	(961)	-	-
Adjustments to maintain reserves	78	1,032	-	(14)	(85)	175	1	42

Net equity transactions	(859,113)	407,090	-	(2,691,449)	(4,150,577)	(141,805)	(3,560)	(10,364)

Net change in contract owners’ equity	(1,012,868)	548,300	-	(2,789,415)	(4,193,342)	274,270	(3,943)	(10,635)
Contract owners’ equity beginning of period	1,012,868	464,568	-	2,789,415	4,193,342	3,919,072	3,943	14,578

Contract owners’ equity end of period	$-	1,012,868	-	-	-	4,193,342	-	3,943

CHANGES IN UNITS:
Beginning units	89,347	45,958	-	156,967	257,781	267,639	264	1,087
Units purchased	1,879	52,435	-	6,506	12,356	25,612	66	156
Units redeemed	(91,226)	(9,046)	-	(163,473)	(270,137)	(35,470)	(330)	(979)

Ending units	-	89,347	-	-	-	257,781	-	264

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVGF1		GVGH1		GVGHS		SGRF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	7,536	-	6,906	-	8,326	-	-
Realized gain (loss) on investments	-	630,658	-	(25,626)	-	24,927	-	-
Change in unrealized gain (loss) on investments	-	(589,487)	-	61,559	-	11,752	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	48,707	-	42,839	-	45,005	-	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	54,089	-	808	-	199,265	-	(3,528)
Transfers between funds	-	(2,212,806)	-	(2,759,275)	-	(2,545,300)	-	1,361
Surrenders (note 6)	-	(43,012)	-	(127,271)	-	(129,776)	-	160
Death Benefits (note 4)	-	(19)	-	(562)	-	(62)	-	-
Net policy repayments (loans) (note 5)	-	(2,181)	-	(19,605)	-	(6,976)	-	(396)
Deductions for surrender charges (note 2d)	-	(815)	-	(629)	-	(4,510)	-	(19)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(25,728)	-	(24,065)	-	(34,676)	-	2,340
Asset charges (note 3):
FPVUL & VEL contracts	-	(1,222)	-	(932)	-	(2,729)	-	83
MSP contracts	-	-	-	(54)	-	(25)	-	-
SL contracts or LSFP contracts	-	(272)	-	(139)	-	(395)	-	-
Adjustments to maintain reserves	-	14	-	427	-	(80)	-	(1)

Net equity transactions	-	(2,231,952)	-	(2,931,297)	-	(2,525,264)	-	-

Net change in contract owners’ equity	-	(2,183,245)	-	(2,888,458)	-	(2,480,259)	-	-
Contract owners’ equity beginning of period	-	2,183,245	-	2,888,458	-	2,480,259	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	158,071	-	210,934	-	222,948	-	-
Units purchased	-	9,344	-	4,723	-	17,650	-	11
Units redeemed	-	(167,415)	-	(215,657)	-	(240,598)	-	(11)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GGTC		GGTC3		GVUG1		PVVIB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(2,461)	-	-	-	(290)	-	(110)
Realized gain (loss) on investments	-	(9,198)	-	241,631	-	(526,543)	-	34,847
Change in unrealized gain (loss) on investments	-	144,464	-	(196,316)	-	662,486	-	(30,219)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	132,805	-	45,315	-	135,653	-	4,518

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	(1,322)	-	153,297	-	57,492	-	9
Transfers between funds	-	(4,378,401)	-	(2,650,394)	-	(2,787,573)	-	(95,749)
Surrenders (note 6)	-	(28,369)	-	(58,545)	-	(52,137)	-	-
Death Benefits (note 4)	-	(4,518)	-	-	-	(523)	-	(138)
Net policy repayments (loans) (note 5)	-	1,095	-	(20,455)	-	(20,138)	-	(207)
Deductions for surrender charges (note 2d)	-	(204)	-	(2,653)	-	(2,163)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(30,256)	-	(44,977)	-	(40,102)	-	(391)
Asset charges (note 3):
FPVUL & VEL contracts	-	(995)	-	(2,906)	-	(2,595)	-	-
MSP contracts	-	(15)	-	(82)	-	(138)	-	-
SL contracts or LSFP contracts	-	(49)	-	(412)	-	(240)	-	-
Adjustments to maintain reserves	-	2,298	-	(1)	-	(124)	-	(134)

Net equity transactions	-	(4,440,736)	-	(2,627,128)	-	(2,848,241)	-	(96,610)

Net change in contract owners’ equity	-	(4,307,931)	-	(2,581,813)	-	(2,712,588)	-	(92,092)
Contract owners’ equity beginning of period	-	4,307,931	-	2,581,813	-	2,712,588	-	92,092

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	1,315,161	-	200,315	-	191,297	-	6,667
Units purchased	-	77,162	-	8,584	-	9,468	-	-
Units redeemed	-	(1,392,323)	-	(208,899)	-	(200,765)	-	(6,667)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2011 and 2010

	WSCP		WGIP		SVSHEB		GVUS1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$6,099	2,722	-	-	1,401	4,504	-	1,392
Realized gain (loss) on investments	320,543	33,671	-	-	33,748	66,688	-	43,826
Change in unrealized gain (loss) on investments	(340,650)	215,891	-	-	(20,155)	(56,528)	-	8,542
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	(14,008)	252,284	-	-	14,994	14,664	-	53,760

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	44,010	79,178	-	(282,739)	-	25	-	9,668
Transfers between funds	(1,035,905)	63,942	-	(10,890)	(116,683)	(309,658)	-	(1,072,774)
Surrenders (note 6)	(47,762)	(207,977)	-	3,461	(97,321)	-	-	(21,384)
Death Benefits (note 4)	(1,187)	-	-	-	-	(3,293)	-	(151)
Net policy repayments (loans) (note 5)	17,179	14,983	-	-	9	(226)	-	(1,422)
Deductions for surrender charges (note 2d)	(158)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(39,173)	(52,530)	-	2	(1,335)	(7,035)	-	(10,953)
Asset charges (note 3):
FPVUL & VEL contracts	(2,874)	(3,360)	-	2	-	-	-	(629)
MSP contracts	(97)	(106)	-	-	-	-	-	-
SL contracts or LSFP contracts	(509)	(579)	-	-	-	-	-	(51)
Adjustments to maintain reserves	(52,913)	(102,126)	-	290,164	2	14	-	24

Net equity transactions	(1,119,389)	(208,575)	-	-	(215,328)	(320,173)	-	(1,097,672)

Net change in contract owners' equity	(1,133,397)	43,709	-	-	(200,334)	(305,509)	-	(1,043,912)
Contract owners' equity beginning of period	1,133,397	1,089,688	-	-	200,334	505,843	-	1,043,912

Contract owners' equity end of period	$-	1,133,397	-	-	-	200,334	-	-

CHANGES IN UNITS:
Beginning units	91,046	100,191	-	-	24,343	68,810	-	86,944
Units purchased	10,432	12,817	-	36	-	5	-	12,778
Units redeemed	(101,478)	(21,962)	-	(36)	(24,343)	(44,472)	-	(99,722)

Ending units	-	91,046	-	-	-	24,343	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2011 and 2010

	FALF		FVMOS		AMRS		WVCP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	3,510	-	26,523	-	-	-	-
Realized gain (loss) on investments	-	(68,794)	-	(33,427)	-	-	-	-
Change in unrealized gain (loss) on investments	-	72,384	-	14,290	-	-	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	-	7,100	-	7,386	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	747	-	4,275	-	18	-	(4,256)
Transfers between funds	-	(181,829)	-	(723,580)	-	97	-	46
Surrenders (note 6)	-	(11,627)	-	(12,063)	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	1,828	-	(4,498)	-	-	-	-
Deductions for surrender charges (note 2d)	-	(92)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(1,627)	-	(5,665)	-	(117)	-	63
Asset charges (note 3):
FPVUL & VEL contracts	-	(151)	-	(484)	-	2	-	6
MSP contracts	-	-	-	(23)	-	-	-	-
SL contracts or LSFP contracts	-	(16)	-	(2)	-	-	-	-
Adjustments to maintain reserves	-	-	-	4	-	-	-	3,938

Net equity transactions	-	(192,767)	-	(742,036)	-	-	-	(203)

Net change in contract owners' equity	-	(185,667)	-	(734,650)	-	-	-	(203)
Contract owners' equity beginning of period	-	185,667	-	734,650	-	-	-	203

Contract owners' equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	15,949	-	71,443	-	-	-	20
Units purchased	-	64	-	415	-	11	-	6
Units redeemed	-	(16,013)	-	(71,858)	-	(11)	-	(26)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2011 and 2010

	TGF		WIEP
	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	-	-
Realized gain (loss) on investments	-	-	-	-
Change in unrealized gain (loss) on investments	-	-	-	-
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	(9)	-	176
Transfers between funds	-	9	-	(984)
Surrenders (note 6)	-	-	-	185
Death Benefits (note 4)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	(161)
Deductions for surrender charges (note 2d)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	-	-	765
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	19
MSP contracts	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-
Adjustments to maintain reserves	-	-	-	(1,240)

Net equity transactions	-	-	-	(1,240)

Net change in contract owners' equity	-	-	-	(1,240)
Contract owners' equity beginning of period	-	-	-	1,240

Contract owners' equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	93
Units purchased	-	-	-	-
Units redeemed	-	-	-	(93)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies
(a) Organization and Nature of Operations
The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.
(b) The Contracts
Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.
With certain exceptions, contract owners may invest in the following:
AMERICAN FUNDS GROUP (THE)
Asset Allocation Fund - Class 2 (AMVAA2)
Bond Fund - Class 2 (AMVBD2)
Global Small Capitalization Fund - Class 2 (AMVGS2)
Growth Fund - Class 2 (AMVGR2)
International Fund - Class 2 (AMVI2)
BLACKROCK FUNDS
Large Cap Core V.I. Fund - Class II (MLVLC2)
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
CALVERT FUNDS
Variable Series, Inc. - Social Equity Portfolio (CVSSE)
DAVIS FUNDS
Variable Account Fund, Inc. - Value Portfolio (DAVVL)
DELAWARE GROUP FUNDS
Small Cap Value Series - Service Class (DWVSVS)
DREYFUS CORPORATION FUNDS
Stock Index Fund, Inc. - Initial Shares (DSIF)
Stock Index Fund, Inc. - Service Shares (DSIFS)*
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
EATON VANCE FUNDS
Floating-Rate Income Fund (ETVFR)*
FIDELITY INVESTMENTS
VIP Fund - VIP Freedom Fund 2015 Portfolio - Service Class 2 (FF15S2)*
J.P. MORGAN INVESTMENT MANAGEMENT INC.
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)*
JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)*
JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)*
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)*
JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)*
JANUS FUNDS
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)
LAZARD FUNDS
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
LORD ABBETT FUNDS
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)
MASSACHUSETTS FINANCIAL SERVICES CO.
Investors Growth Stock Series - Initial Class (MIGIC)
Research International Series - Service Class (MVRISC)
Value Series - Initial Class (MVFIC)
Value Series - Service Class (MVFSC)
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
M FUNDS
M Business Opportunity Value Fund (MFBOV)*
M Capital Appreciation Fund (MFFCA)*
M International Equity Fund (MFBIE)*
M Large Cap Growth Fund (MFTCG)*
MORGAN STANLEY
Core Plus Fixed Income Portfolio - Class I (MSVFI)
Emerging Markets Debt Portfolio - Class I (MSEM)
Emerging Markets Debt Portfolio - Class II (MSEMB)*
Global Real Estate Portfolio - Class II (VKVGR2)
Mid Cap Growth Portfolio - Class II (MSVMG2)*
Mid Cap Growth Portfolio - Class I (MSVMG)
The Universal Institutional Funds, Inc. - Capital Growth Portfolio - Class I (MSVEG)
U.S. Real Estate Portfolio - Class I (MSVRE)
NATIONWIDE FUNDS GROUP
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
American Funds NVIT Bond Fund - Class II (GVABD2)
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
American Funds NVIT Growth Fund - Class II (GVAGR2)
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
Federated NVIT High Income Bond Fund - Class I (HIBF)
Federated NVIT High Income Bond Fund - Class III (HIBF3)
NVIT Emerging Markets Fund - Class I (GEM)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

NVIT Emerging Markets Fund - Class III (GEM3)
NVIT International Equity Fund - Class I (GIG)
NVIT International Equity Fund - Class III (GIG3)
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
NVIT Core Bond Fund - Class I (NVCBD1)
NVIT Core Plus Bond Fund - Class I (NVLCP1)
NVIT Fund - Class I (TRF)
NVIT Government Bond Fund - Class I (GBF)
American Century NVIT Growth Fund - Class I (CAF)
NVIT International Index Fund - Class II (GVIX2)
NVIT International Index Fund - Class VI (GVIX6)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Mid Cap Index Fund - Class I (MCIF)
NVIT Mid Cap Index Fund - Class II (MCIF2)*
NVIT Money Market Fund - Class I (SAM)
NVIT Money Market Fund - Class V (SAM5)
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
NVIT Multi-Manager Small Company Fund - Class I (SCF)
NVIT Multi-Sector Bond Fund - Class I (MSBF)
NVIT Short Term Bond Fund - Class I (NVSTB1)
NVIT Short Term Bond Fund - Class II (NVSTB2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
Templeton NVIT International Value Fund - Class III (NVTIV3)
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
NVIT Real Estate Fund - Class I (NVRE1)
PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
VPS Growth and Income Portfolio - Class A (ALVGIA)
VPS Growth and Income Portfolio - Class B (ALVGIB)*
VPS International Value Portfolio - Class A (ALVIVA)
VPS International Value Portfolio - Class B (ALVIVB)*
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)*
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund - Class I (ACVIG)
VP Inflation Protection Fund - Class II (ACVIP2)
VP International Fund - Class I (ACVI)
VP International Fund - Class III (ACVI3)
VP Mid Cap Value Fund - Class I (ACVMV1)
VP Mid Cap Value Fund - Class II (ACVMV2)*
VP Ultra(R) Fund - Class I (ACVU1)
VP Value Fund - Class I (ACVV)
VP Value Fund - Class II (ACVV2)*
VP Vista(SM) Fund - Class I (ACVVS1)
VP Vista(SM) Fund - Class II (ACVVS2)*
PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS
MidCap Stock Portfolio - Initial Shares (DVMCS)
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio - Initial Shares (DCAP)
Appreciation Portfolio - Service Shares (DCAPS)*
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
International Value Portfolio - Initial Shares (DVIV)
PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST
Small Cap Index VIP - Class A (BISCI)*
Variable Series II - Dreman Small Mid Cap Value VIP - Class B (SVSSVB)
Variable Series II - Large Cap Value VIP - Class B (SVSLVB)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Capital Appreciation Fund II - Primary Shares (FVCA2P)
Quality Bond Fund II - Primary Shares (FQB)
Quality Bond Fund II - Service Shares (FQBS)*

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
VIP Fund - Contrafund Portfolio - Service Class (FCS)
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)*
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)*
VIP Fund - Freedom Income Fund Portfolio - Service Class (FFINS)
VIP Fund - Growth & Income Portfolio - Service Class (FGIS)*
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
VIP Fund - Growth Portfolio - Service Class (FGS)
VIP Fund - Growth Portfolio - Service Class 2 (FG2)*
VIP Fund - High Income Portfolio - Service Class (FHIS)
VIP Fund - High Income Portfolio - Service Class R (FHISR)
VIP Fund - Index 500 Portfolio - Initial Class (FIP)
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)*
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)*
VIP Fund - Overseas Portfolio - Service Class (FOS)
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
VIP Fund - VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)*
VIP Fund - VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
VIP Fund - VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
VIP Fund - VIP Freedom Fund 2025 Portfolio - Service Class 2 (FF25S2)*
VIP Fund - VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)
VIP Fund - VIP Freedom Fund 2040 Portfolio - Service Class 2 (FF40S2)*
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income Securities Fund - Class 2 (FTVIS2)
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
Mutual Discovery Global Securities Fund - Class 2 (FTVMD2)
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
Templeton Foreign Securities Fund - Class 1 (TIF)
Templeton Foreign Securities Fund - Class 2 (TIF2)
Templeton Foreign Securities Fund - Class 3 (TIF3)
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)
VIT - Goldman Sachs VIT Growth Opportunities Fund - Service Shares (GVGOPS)
PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
PORTFOLIOS OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
Guardian Portfolio - I Class Shares (AMGP)
International Portfolio - S Class Shares (AMINS)*
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
Partners Portfolio - I Class Shares (AMTP)
Regency Portfolio - I Class Shares (AMRI)
Regency Portfolio - S Class Shares (AMRS)*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
Socially Responsive Portfolio - I Class Shares (AMSRS)
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Capital Appreciation Fund/VA - Service Class (OVCAFS)*
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
Global Securities Fund/VA - Class 3 (OVGS3)
Global Securities Fund/VA - Non-Service Shares (OVGS)
Global Securities Fund/VA - Service Class (OVGSS)*
High Income Fund/VA - Class 3 (OVHI3)
High Income Fund/VA - Non-Service Shares (OVHI)
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
All Asset Portfolio - Administrative Class (PMVAAA)
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)
Low Duration Portfolio - Administrative Class (PMVLDA)
Real Return Portfolio - Administrative Class (PMVRRA)
Total Return Portfolio - Administrative Class (PMVTRA)
PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)
Variable Contracts Trust - High Yield VCT Portfolio - Class II Shares (PIHYB2)*

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
Putnam VT International Equity Fund - IB Shares (PVTIGB)
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
Putnam VT Voyager Fund - IB Shares (PVTVB)
PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST
Capital Growth Portfolio - Class II (ACEG2)*
Growth and Income Portfolio - Class I (ACGI)
Life Investment Trust - Growth and Income Portfolio - Class II (VKLGI2)*
U.S. Mid Cap Value Portfolio - Class I (MSVMV)*
V.I. Basic Value Fund - Series I (AVBVI)
V.I. Capital Appreciation Fund - Series I (AVCA)
V.I. Capital Development Fund - Series I (AVCDI)
V.I. High Yield Fund - Series I (AVHY1)
V.I. International Growth Fund - Series I (AVIE)
V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)
ROYCE CAPITAL FUNDS
Micro-Cap Portfolio - Investment Class (ROCMC)
Small-Cap Portfolio - Investment Class (ROCSC)
T. ROWE PRICE
Blue Chip Growth Portfolio - II (TRBCG2)*
Equity Income Portfolio - II (TREI2)
Health Sciences Portfolio - II (TRHS2)
Limited-Term Bond Portfolio (TRLT1)
Limited-Term Bond Portfolio - II (TRLT2)*
Mid-Cap Growth Portfolio - II (TRMCG2)
New America Growth Portfolio (TRNAG1)
Personal Strategy Balanced Portfolio (TRPSB1)
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VANGUARD GROUP OF INVESTMENT COMPANIES
Vanguard(R) Variable Insurance Funds - Balanced Portfolio (VVB)
Vanguard(R) Variable Insurance Funds - Diversified Value Portfolio (VVDV)
Vanguard(R) Variable Insurance Funds - International Portfolio (VVI)
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)
Vanguard(R) Variable Insurance Funds - REIT Index Portfolio (VVREI)
Vanguard(R) Variable Insurance Funds - Short-Term Investment-Grade Portfolio (VVSTC)
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)
WADDELL & REED, INC.
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
WELLS FARGO FUNDS
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
Advantage VT Opportunity Fund - Class 2 (SVOF)
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
*At December 31, 2011, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.
A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.
A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.
The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
(c) Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.
(d) Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

(e) Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(f) Recently Issued Accounting Standards
FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.
In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.
In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.
In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.
(g) Subsequent Events
The Company evaluated subsequent events through the date the financial statements were issued with the SEC.
(2) Policy Charges
(a) Deductions from Premium
For individual flexible premium and survivorship contracts, the Company deducts a minimum of 4.0% to a maximum of 8.5% of all premiums received to cover premium tax and sales expense. The Company may, at its sole discretion, reduce the sales loading portion of the premium load.
There are no deductions from premium on modified single premium contracts.
For the Corporate Series, the Company deducts a front-end sales load from each premium payment received to compensate us for our sales expenses and premium taxes, and certain actual expenses, including acquisition costs. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.
For Future Corporate Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 12% from each premium payment received.
For Future Executive Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 12% (5.5% starting in the sixth policy year) from each premium payment received.
For Next Generation and Nationwide MarathonSM Corporate Owned Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 10% from each premium payment received.
For the periods ended December 31, 2011 and 2010, total front-end sales charge deductions were $12,258,497 and $11,717,798, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.
(b) Cost of Insurance
A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).
(c) Administrative Charges
For The Best of America® Next Generation, ChoiceLifeSM and all flexible premium survivorship contracts, the Company currently deducts a minimum monthly administration charge (for ProtectionSM flexible premium contracts this is known as the “monthly expense charge”) of $5 per policy month to a maximum of $10 per policy month to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed monthly against each contract by liquidating units. For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship Life contracts, there is an additional administrative (per Specified Amount) charge assessed to reimburse us for sales, underwriting, distribution and issuance costs. This charge is deducted from the policy’s Cash Value. During the first ten years from the Policy Date, the current monthly charge is $0.04 per $1,000 of Specified Amount, subject to a minimum charge of $20 and a maximum charge of $80 per month. These rates represent the maximum guaranteed charge for all years. After the tenth year from the Policy Date, the current monthly charge is $0.02 per $1,000 of Specified Amount with a $10 minimum and $40 maximum charge.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

For The Best of America® ChoiceLifeSM Survivorship II, Next GenerationSM Survivorship Life, The Best of America® Protection Survivorship Life and The Best of America® ChoiceLifeSM Protection contracts, the Company deducts a per $1,000 of Specified Amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of Specified Amount. These charges are assessed monthly against each contract by liquidating units.
For modified single preimum contracts, for all states other than New York, the Company currently deducts a minimum monthly administration charge of $10 per policy per month. The actual charge is determined by multiplying 0.30% on an annualized basis by the policy’s cash value. This charge may be reduced to 0.15% on an annualized basis for policy years 11 and later. In New York, this charge is assessed in all policy years, with a maximum charge of $7.50 per month. These charges are assessed monthly against each contract by liquidating units.
For ProtectionSM flexible premium contracts, the Company deducts a policy expense per $1,000 of Specified Amount charge for the first two policy years. This charge varies with the age of the insured and will not exceed $0.30 per $1,000 of Specified Amount. For last survivor contracts, the Company deducts a per $1,000 of Specified Amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of Specified Amount. These charges are assessed monthly against each contract by liquidating units.
For the Corporate Series, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed against each contract by liquidating units. Currently, this monthly charge $5 per policy in all policy years (guaranteed not to exceed $10 per policy). We also deduct a per $1,000 of Specified Amount charge to compensate us for sales, underwriting, distribution and issuance of the policy. This charge is assessed monthly against each contract by liquidating units. This charge varies depending on the total Specified Amount. For Future Corporate Flexible Premium Variable Universal Life, the Company deducts a per $1,000 of Specified Amount that will not exceed $0.40 per $1,000 of Specified Amount, unless the policy is issued in the state of New York with an application signed on or after January 2, 2010, where the maximum guaranteed charge is $0.085 of Specified Amount. For Next Generation, Nationwide MarathonSM Corporate Owned Flexible Premium Variable Universal Life and Future Corporate Flexible Premium Variable Universal Life the Company deducts a per $1,000 of Specified Amount charge that will not exceed $0.40 per $1,000 of Specified Amount.
(d) Surrender Charges
Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For individual flexible premium, flexible premium survivorship and modified single premium and corporate contracts (such as Variable Executive Life), the charge is 100% of the initial surrender charge in the first year, and declines a Specified Amount in subsequent years to 0% of the initial surrender charge in the ninth year or later. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.
For the Corporate Series, contracts do not currently assess surrender charges.
(3) Asset Charges
The Company deducts a charge related to the assumption of mortality and expense risk.
(a) Modified Single Premium Contracts (MSP)
For modified single premium contracts, the Company deducts a charge equal to an annualized rate of 0.70% of the cash surrender value of the sub-accounts. In policy years 1- 10, the Company also deducts a charge equal to the annualized rate of 0.50% of the cash surrender value of the sub-accounts to remiburse us for taxes imposed by federal, state and local governments. These charges are assessed monthly against each contract by liquidating units.
(b) Flexible Premium and Variable Executive Life Contracts (FPVUL and VEL)
For Best of America® The Next Generation and ChoiceLifeSM contracts, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. Beginning in policy year sixteen, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account, and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units. For Choice Life ProtectionSM contracts and Best of America® ProtectionSM contracts, the Company deducts $0.66 per $1,000 of cash surrender value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.
(c) Survivorship Life Contracts (SL)
For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship contracts, during the first ten policy years, the Company deducts a charge of $0.46 per $1,000 on the cash surrender value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.46 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.29 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.17 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.
For The Best of America® ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account; and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.
For The Best of America® ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a charge of $0.66 per $1,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.
(d) Corporate Contracts (LSFP)
For Future Corporate Flexible Premium variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Account for policies issued on or after January 1, 2009. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Account for policies issued prior to January 1, 2009. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

For Future Corporate Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Account. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each contract by liquidating units.
For Next Generation Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 1.25% of the daily net assets of the Account. Currently, this rate will not exceed 0.60%. This charge is assessed monthly against each contract by liquidating units. For Nationwide MarathonSM Corporate Owned Flexbile Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net asset value of the Account. Currently, this rate will not exceed 0.50%. This charge is assessed monthly against each contract by liquidating units.
The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.
(4) Death Benefits
Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.
(5) Policy Loans (Net of Repayments)
Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.
(6) Related Party Transactions
The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.
Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account tothe Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owner’s Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2011 and 2010, total transfers into the Account from the fixed account were $49,066,651 and $50,643,902, respectively, and total transfers from the Account to the fixed account were $83,208,051 and $71,185,930, respectively.
(7) Fair Value Measurement
FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.
In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.
The Account categorizes financial assets recorded at fair value as follows:
• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.
• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.
The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.
The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$3,792,850,845	$0	$0	$3,792,850,845
The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.
The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 are as follows:

	Purchases of Investments	Sales of Investments
Asset Allocation Fund - Class 2 ( AMVAA2 )	$503,250	$574,024
Bond Fund - Class 2 ( AMVBD2 )	441,617	1,013,422
Global Small Capitalization Fund - Class 2 ( AMVGS2 )	1,020,776	529,031
Growth Fund - Class 2 ( AMVGR2 )	16,794,608	3,588,780
International Fund - Class 2 ( AMVI2 )	362,989	138,608

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

Large Cap Core V.I. Fund - Class II ( MLVLC2 )	1,162,411	1,063,399
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II ( MLVGA2 )	4,766,360	1,937,705
Calvert VP SRI Equity Portfolio ( CVSSE )	96,657	41,233
Variable Account Fund, Inc. - Value Portfolio ( DAVVL )	1,096,173	963,169
Small Cap Value Series - Service Class ( DWVSVS )	18,977	51
Stock Index Fund, Inc. - Initial Shares ( DSIF )	36,372,090	49,453,729
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares ( DSRG )	365,276	1,282,535
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 ( OGGO )	738,543	1,284,090
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 ( JPMMV1 )	1,587	2,088
Janus Aspen Series - Balanced Portfolio - Service Shares ( JABS )	4,984,778	6,330,153
Janus Aspen Series - Forty Portfolio - Service Shares ( JACAS )	9,284,884	20,740,789
Janus Aspen Series - Global Technology Portfolio - Service II Shares ( JAGTS2 )	1,527,024	1,074,430
Janus Aspen Series - Global Technology Portfolio - Service Shares ( JAGTS )	930,194	2,745,709
Janus Aspen Series - Overseas Portfolio - Service II Shares ( JAIGS2 )	2,385,261	6,618,007
Janus Aspen Series - Overseas Portfolio - Service Shares ( JAIGS )	7,710,276	14,274,036
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares ( JAMVS )	1,751,208	575,656
Retirement Emerging Markets Equity Portfolio - Service Shares ( LZREMS )	16,568,780	3,949,599
Series Fund - Mid Cap Value Portfolio - Class VC ( LOVMCV )	692,999	1,042,532
Investors Growth Stock Series - Initial Class ( MIGIC )	294,287	671,084
Research International Series - Service Class ( MVRISC )	285,438	106,411
Value Series - Initial Class ( MVFIC )	1,212,498	1,700,955
Value Series - Service Class ( MVFSC )	14,194,838	3,092,789
Variable Insurance Trust II - International Value Portfolio - Service Class ( MVIVSC )	11,438,073	6,139,880
Core Plus Fixed Income Portfolio - Class I ( MSVFI )	549,473	503,433
Emerging Markets Debt Portfolio - Class I ( MSEM )	6,515,645	5,479,529
Global Real Estate Portfolio - Class II ( VKVGR2 )	779,131	761,195
Mid Cap Growth Portfolio - Class I ( MSVMG )	5,816,843	5,128,260
The Universal Institutional Funds, Inc. - Capital Growth Portfolio - Class I ( MSVEG )	892,063	194,992
U.S. Real Estate Portfolio - Class I ( MSVRE )	7,497,847	9,239,348
American Century NVIT Multi Cap Value Fund - Class I ( NVAMV1 )	1,404,827	6,798,160
American Funds NVIT Asset Allocation Fund - Class II ( GVAAA2 )	399,736	895,787
American Funds NVIT Bond Fund - Class II ( GVABD2 )	294,762	882,589
American Funds NVIT Global Growth Fund - Class II ( GVAGG2 )	3,141,259	3,605,950
American Funds NVIT Growth Fund - Class II ( GVAGR2 )	1,721,543	1,542,945
American Funds NVIT Growth-Income Fund - Class II ( GVAGI2 )	427,702	514,819
Federated NVIT High Income Bond Fund - Class I ( HIBF )	7,149,832	9,542,668
Federated NVIT High Income Bond Fund - Class III ( HIBF3 )	4,529,558	5,131,721
NVIT Emerging Markets Fund - Class I ( GEM )	2,902,941	16,952,194
NVIT Emerging Markets Fund - Class III ( GEM3 )	1,679,601	2,457,026
NVIT International Equity Fund - Class I ( GIG )	11,108,005	5,725,512
NVIT International Equity Fund - Class III ( GIG3 )	983,962	676,031
Gartmore NVIT International Equity Fund - Class VI ( NVIE6 )	31,502	270,741
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I ( NVNMO1 )	705,616	2,166,367
Neuberger Berman NVIT Socially Responsible Fund - Class I ( NVNSR1 )	837,098	431,138
NVIT Cardinal Aggressive Fund - Class I ( NVCRA1 )	1,054,806	122,343
NVIT Cardinal Balanced Fund - Class I ( NVCRB1 )	5,882,702	2,376,441
NVIT Cardinal Capital Appreciation Fund - Class I ( NVCCA1 )	2,213,835	2,170,153
NVIT Cardinal Conservative Fund - Class I ( NVCCN1 )	1,685,414	368,707
NVIT Cardinal Moderate Fund - Class I ( NVCMD1 )	2,956,779	827,977
NVIT Cardinal Moderately Aggressive Fund - Class I ( NVCMA1 )	1,358,316	881,938
NVIT Cardinal Moderately Conservative Fund - Class I ( NVCMC1 )	618,466	456,144
NVIT Core Bond Fund - Class I ( NVCBD1 )	1,031,791	743,789
NVIT Core Plus Bond Fund - Class I ( NVLCP1 )	391,454	156,150
NVIT Fund - Class I ( TRF )	1,770,334	5,797,393
NVIT Government Bond Fund - Class I ( GBF )	23,584,993	26,831,810
American Century NVIT Growth Fund - Class I ( CAF )	861,429	1,721,025
NVIT International Index Fund - Class II ( GVIX2 )	4,750,352	2,829,629
NVIT International Index Fund - Class VI ( GVIX6 )	285,185	57,154
NVIT Investor Destinations Aggressive Fund - Class II ( GVIDA )	4,786,261	7,492,358
NVIT Investor Destinations Balanced Fund - Class II ( NVDBL2 )	190,517	113,439
NVIT Investor Destinations Capital Appreciation Fund - Class II ( NVDCA2 )	202,143	37,084
NVIT Investor Destinations Conservative Fund - Class II ( GVIDC )	4,799,758	6,650,046
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM )	5,932,327	17,095,783
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA )	6,626,195	12,513,618
NVIT Investor Destinations Moderately Conservative Fund - Class II ( GVDMC )	2,753,705	4,960,679
NVIT Mid Cap Index Fund - Class I ( MCIF )	15,111,294	15,778,955
NVIT Money Market Fund - Class I ( SAM )	38,153,510	41,715,622
NVIT Money Market Fund - Class V ( SAM5 )	113,114,185	139,316,950
NVIT Multi-Manager International Growth Fund - Class III ( NVMIG3 )	606,261	1,967,129
NVIT Multi-Manager International Value Fund - Class I ( GVDIVI )	14,038	133,127
NVIT Multi-Manager International Value Fund - Class III ( GVDIV3 )	678,922	669,821
NVIT Multi-Manager Large Cap Growth Fund - Class I ( NVMLG1 )	2,640,809	3,786,733
NVIT Multi-Manager Large Cap Value Fund - Class I ( NVMLV1 )	1,494,744	1,427,799
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1 )	1,334,691	5,748,364
NVIT Multi-Manager Mid Cap Value Fund - Class I ( NVMMV1 )	42,862	42,074
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2 )	621,871	2,452,174
NVIT Multi-Manager Small Cap Growth Fund - Class I ( SCGF )	2,949,809	4,179,780
NVIT Multi-Manager Small Cap Value Fund - Class I ( SCVF )	2,316,519	8,943,427
NVIT Multi-Manager Small Company Fund - Class I ( SCF )	5,019,276	21,522,864
NVIT Multi-Sector Bond Fund - Class I ( MSBF )	4,124,131	9,555,034
NVIT Short Term Bond Fund - Class I ( NVSTB1 )	479,182	592,414
NVIT Short Term Bond Fund - Class II ( NVSTB2 )	493,536	2,058,334
NVIT Large Cap Growth Fund - Class I ( NVOLG1 )	2,404,861	18,315,455
Templeton NVIT International Value Fund - Class III ( NVTIV3 )	404,489	57,822
Van Kampen NVIT Comstock Value Fund - Class I ( EIF )	909,932	1,591,468
NVIT Real Estate Fund - Class I ( NVRE1 )	5,019,319	4,995,327
VPS Growth and Income Portfolio - Class A ( ALVGIA )	2,151,183	6,502,529
VPS International Value Portfolio - Class A ( ALVIVA )	4,061,013	6,717,381
VPS Small/Mid Cap Value Portfolio - Class A ( ALVSVA )	2,962,926	3,019,530
VP Income & Growth Fund - Class I ( ACVIG )	1,727,217	2,661,059
VP Inflation Protection Fund - Class II ( ACVIP2 )	5,446,649	5,000,563
VP International Fund - Class I ( ACVI )	999,423	6,414,747

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

VP Mid Cap Value Fund - Class I ( ACVMV1 )	2,977,394	1,978,248
VP Ultra(R) Fund - Class I ( ACVU1 )	641,141	235,434
VP Value Fund - Class I ( ACVV )	7,629,428	10,618,840
VP Vista(SM) Fund - Class I ( ACVVS1 )	321,099	262,131
MidCap Stock Portfolio - Initial Shares ( DVMCS )	782,369	1,365,525
Small Cap Stock Index Portfolio - Service Shares ( DVSCS )	16,931,510	13,243,809
Appreciation Portfolio - Initial Shares ( DCAP )	6,352,564	4,728,639
Opportunistic Small Cap Portfolio: Initial Shares ( DSC )	327,317	553,329
International Value Portfolio - Initial Shares ( DVIV )	6,139,369	11,758,246
Variable Series II - Dreman Small Mid Cap Value VIP - Class B ( SVSSVB )	990,823	885,949
Variable Series II - Large Cap Value VIP - Class B ( SVSLVB )	476,526	291,208
Capital Appreciation Fund II - Primary Shares ( FVCA2P )	548,782	188,284
Quality Bond Fund II - Primary Shares ( FQB )	7,535,936	10,345,486
VIP Fund - Contrafund Portfolio - Service Class ( FCS )	16,782,010	26,950,451
VIP Fund - Energy Portfolio - Service Class 2 ( FNRS2 )	4,779,365	3,507,650
VIP Fund - Equity-Income Portfolio - Service Class ( FEIS )	3,777,705	14,601,521
VIP Fund - Freedom Fund 2010 Portfolio - Service Class ( FF10S )	901,143	319,375
VIP Fund - Freedom Fund 2020 Portfolio - Service Class ( FF20S )	4,666,047	1,328,736
VIP Fund - Freedom Fund 2030 Portfolio - Service Class ( FF30S )	4,061,172	1,090,979
VIP Fund - Freedom Income Fund Portfolio - Service Class ( FFINS )	2,628,901	721,954
VIP Fund - Growth & Income Portfolio - Service Class ( FGIS )	2,488	85,732
VIP Fund - Growth Opportunities Portfolio - Service Class ( FGOS )	1,135,838	702,582
VIP Fund - Growth Portfolio - Service Class ( FGS )	6,535,402	17,403,823
VIP Fund - High Income Portfolio - Service Class ( FHIS )	3,928,359	4,903,399
VIP Fund - High Income Portfolio - Service Class R ( FHISR )	1,744,581	1,955,000
VIP Fund - Index 500 Portfolio - Initial Class ( FIP )	9,857,770	12,671,441
VIP Fund - Investment Grade Bond Portfolio - Service Class ( FIGBS )	9,108,881	18,955,704
VIP Fund - Mid Cap Portfolio - Service Class ( FMCS )	9,196,049	10,073,888
VIP Fund - Overseas Portfolio - Service Class ( FOS )	2,301,622	9,652,082
VIP Fund - Overseas Portfolio - Service Class R ( FOSR )	1,529,115	1,821,937
VIP Fund - Value Strategies Portfolio - Service Class ( FVSS )	699,069	535,295
VIP Fund - VIP Freedom Fund 2005 Portfolio - Service Class ( FF05S )	24,211	24,163
VIP Fund - VIP Freedom Fund 2015 Portfolio - Service Class ( FF15S )	4,464,065	2,463,376
VIP Fund - VIP Freedom Fund 2025 Portfolio - Service Class ( FF25S )	4,600,356	958,231
VIP Fund - VIP Freedom Fund 2040 Portfolio - Service Class ( FF40S )	1,413,661	483,695
Franklin Income Securities Fund - Class 2 ( FTVIS2 )	1,782,497	1,327,186
Franklin Rising Dividends Securities Fund - Class 1 ( FTVRDI )	6,681,295	6,700,898
Franklin Small Cap Value Securities Fund - Class 1 ( FTVSVI )	794,865	2,539,251
Franklin Small Cap Value Securities Fund - Class 2 ( FTVSV2 )	2,513,840	3,045,083
Mutual Discovery Global Securities Fund - Class 2 ( FTVMD2 )	256,716	232,183
Templeton Developing Markets Securities Fund - Class 3 ( FTVDM3 )	1,434,915	1,673,830
Templeton Foreign Securities Fund - Class 1 ( TIF )	29,741	159,363
Templeton Foreign Securities Fund - Class 2 ( TIF2 )	3,336,782	2,189,809
Templeton Foreign Securities Fund - Class 3 ( TIF3 )	1,410,853	1,040,966
Templeton Global Bond Securities Fund - Class 2 ( FTVGI2 )	8,408,825	6,830,010
Templeton Global Bond Securities Fund - Class 3 ( FTVGI3 )	4,190,319	2,070,312
VIP Founding Funds Allocation Fund - Class 2 ( FTVFA2 )	62,378	94,597
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares ( GVMCE )	8,178,947	12,185,657
VIT - Goldman Sachs VIT Growth Opportunities Fund - Service Shares ( GVGOPS )	5,214	1,504
ClearBridge Variable Small Cap Growth Portfolio - Class I ( SBVSG )	942,433	367,489
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class ( BNCAI )	3,347,427	6,606,564
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares ( AMTB )	987,857	1,075,355
Guardian Portfolio - I Class Shares ( AMGP )	547,161	383,021
Mid-Cap Growth Portfolio - I Class Shares ( AMCG )	806,458	2,418,223
Partners Portfolio - I Class Shares ( AMTP )	1,999,851	2,015,255
Regency Portfolio - I Class Shares ( AMRI )	1,304,973	1,219,421
Small-Cap Growth Portfolio - S Class Shares ( AMFAS )	814,259	494,541
Socially Responsive Portfolio - I Class Shares ( AMSRS )	601,749	523,827
Capital Appreciation Fund/VA - Non-Service Shares ( OVGR )	4,407,982	20,319,210
Global Securities Fund/VA - Class 3 ( OVGS3 )	1,459,243	2,587,695
Global Securities Fund/VA - Non-Service Shares ( OVGS )	7,771,604	12,358,328
High Income Fund/VA - Class 3 ( OVHI3 )	345,939	160,379
High Income Fund/VA - Non-Service Shares ( OVHI )	34,041	90,775
Main Street Fund(R)/VA - Non-Service Shares ( OVGI )	1,690,061	4,985,877
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares ( OVSC )	905,425	1,368,659
Mid-Cap Growth Fund/VA - Non-Service Shares ( OVAG )	3,213,491	7,474,730
Global Strategic Income Fund/VA: Non-service Shares ( OVSB )	1,216,380	1,011,836
All Asset Portfolio - Administrative Class ( PMVAAA )	2,018,683	610,211
Foreign Bond Portfolio (Unhedged) - Administrative Class ( PMVFBA )	1,573,925	935,775
Long-Term U.S. Government Portfolio - Administrative Class ( PMVLGA )	426,201	104,692
Low Duration Portfolio - Administrative Class ( PMVLDA )	24,072,644	32,494,883
Real Return Portfolio - Administrative Class ( PMVRRA )	45,313,548	28,616,852
Total Return Portfolio - Administrative Class ( PMVTRA )	81,211,606	56,319,184
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class I Shares ( PIVEMI )	1,128,681	1,053,467
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares ( PIHYB1 )	5,628,050	7,976,801
Putnam VT Growth and Income Fund - IB Shares ( PVGIB )	116,996	161,691
Putnam VT International Equity Fund - IB Shares ( PVTIGB )	279,151	342,028
Putnam VT Small Cap Value Fund - IB Shares ( PVTSCB )	11,706	8,248
Putnam VT Voyager Fund - IB Shares ( PVTVB )	882,154	505,307
Growth and Income Portfolio - Class I ( ACGI )	2,102,137	216,876
V.I. Basic Value Fund - Series I ( AVBVI )	263,471	196,284
V.I. Capital Appreciation Fund - Series I ( AVCA )	117,292	185,194
V.I. Capital Development Fund - Series I ( AVCDI )	808,336	6,296,161
V.I. High Yield Fund - Series I ( AVHY1 )	10,138,590	3,498,770
V.I. International Growth Fund - Series I ( AVIE )	12,384,983	13,226,250
V.I. Mid Cap Core Equity Fund - Series I ( AVMCCI )	236,208	65,982
Micro-Cap Portfolio - Investment Class ( ROCMC )	23,519,832	15,841,738
Small-Cap Portfolio - Investment Class ( ROCSC )	3,072,463	782,084
Blue Chip Growth Portfolio - II ( TRBCG2 )	13,736	497,960
Equity Income Portfolio - II ( TREI2 )	18,901,815	19,027,346
Health Sciences Portfolio - II ( TRHS2 )	6,114,296	2,875,442
Limited-Term Bond Portfolio ( TRLT1 )	1,226,552	824,748

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

Mid-Cap Growth Portfolio - II ( TRMCG2 )		17,973,970	10,431,818
New America Growth Portfolio ( TRNAG1 )		16,488,530	12,332,456
Personal Strategy Balanced Portfolio ( TRPSB1 )		2,753,886	1,160,352
VIP Trust - Emerging Markets Fund: Initial Class ( VWEM )		5,225,179	6,405,530
VIP Trust - Global Hard Assets Fund: Initial Class ( VWHA )		15,466,149	14,424,582
Vanguard(R) Variable Insurance Funds - Balanced Portfolio ( VVB )		2,214,900	649,191
Vanguard(R) Variable Insurance Funds - Diversified Value Portfolio ( VVDV )		1,094,976	590,043
Vanguard(R) Variable Insurance Funds - International Portfolio ( VVI )		2,434,765	2,123,326
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio ( VVMCI )		2,287,776	3,855,660
Vanguard(R) Variable Insurance Funds - REIT Index Portfolio ( VVREI )		1,047,633	1,764,777
Vanguard(R) Variable Insurance Funds - Short-Term Investment-Grade Portfolio ( VVSTC )		2,825,753	1,741,091
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio ( VVHGB )		4,672,965	6,815,740
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy ( WRASP )		7,903,470	4,042,560
Ivy Fund Variable Insurance Portfolios, Inc. - Growth ( WRGP )		1,405,904	661,589
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities ( WRRESP )		1,742,768	609,756
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology ( WRSTP )		2,569,835	1,178,534
Advantage Funds Variable Trust - VT Discovery Fund ( SVDF )		1,388,734	435,493
Advantage VT Opportunity Fund - Class 2 ( SVOF )		4,501,994	4,375,254
Advantage VT Small Cap Growth Fund - Class 2 ( WFVSCG )		8,871,958	4,816,144
AllianceBernstein NVIT Global Fixed Income Fund - Class III(obsolete) ( NVAGF3 )		42,958	411,864
Credit Suisse Trust- International Equity Flex III Portfolio(obsolete) ( CSIEF3 )		79,212	907,329
Gartmore NVIT Worldwide Leaders Fund - Class I ( GEF )		259,385	4,386,355
Gartmore NVIT Worldwide Leaders Fund - Class III ( GEF3 )		13,999	17,459
U.S. Equity Flex I Portfolio(obsolete) ( WSCP )		35,133	1,976,990
Variable Series II - Strategic Value VIP - Class B(obsolete) ( SVSHEB )		39,117	253,045

	Total	$1,047,569,806	$1,191,453,329

(8) Financial Highlights
The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Asset Allocation Fund - Class 2 (AMVAA2)
2011	0.00%	28,278	$9.638937	$272,570	1.73%	1.30%
2011	0.20%	22,659	9.557165	216,556	1.73%	1.09%
2011	0.25%	86,825	9.536838	828,036	1.73%	1.04%
2010	0.00%	42,950	9.515611	408,695	2.01%	12.51%
2010	0.20%	23,921	9.453733	226,143	2.01%	12.28%
2010	0.25%	80,409	9.438323	758,926	2.01%	12.22%
2009	0.00%	42,984	8.457915	363,555	2.53%	23.98%
2009	0.25%	113,993	8.410207	958,705	2.53%	23.67%
2008	0.00%	25,201	6.821773	171,916	4.65%	-29.51%
2008	0.25%	88,189	6.800279	599,710	4.65%	-29.69%
2008	0.40%	3,451	6.787413	23,423	4.65%	-29.79%
Bond Fund - Class 2 (AMVBD2)
2011	0.00%	17,168	11.588210	198,946	2.23%	6.10%
2011	0.20%	10,103	11.489974	116,083	2.23%	5.89%
2011	0.25%	25,540	11.465538	292,830	2.23%	5.84%
2010	0.00%	3,571	10.921671	39,001	3.24%	6.44%
2010	0.20%	68,366	10.850693	741,818	3.24%	6.23%
2010	0.25%	34,481	10.833025	373,534	3.24%	6.18%
2009	0.00%	1,580	10.260471	16,212	3.45%	12.61%
2009	0.20%	65,270	10.214198	666,681	3.45%	12.38%
2009	0.25%	17,735	10.202662	180,944	3.45%	12.32%
2008	0.00%	702	9.111914	6,397	5.81%	-9.35%
2008	0.20%	49,461	9.088973	449,550	5.81%	-9.53%
2008	0.25%	12,173	9.083242	110,570	5.81%	-9.57%
Global Small Capitalization Fund - Class 2 (AMVGS2)
2011	0.00%	24,198	8.060463	195,047	1.26%	-19.14%
2011	0.20%	109,819	7.996904	878,212	1.26%	-19.31%
2011	0.25%	38,781	7.981109	309,515	1.26%	-19.35%
2010	0.00%	278	9.968859	2,771	1.76%	22.41%
2010	0.20%	103,759	9.910046	1,028,256	1.76%	22.17%
2010	0.25%	19,429	9.895414	192,258	1.76%	22.11%
2009	0.20%	99,620	8.111767	808,094	0.37%	60.97%
2009	0.25%	13,910	8.103815	112,724	0.37%	60.89%
2008	0.20%	45,204	5.039200	227,792	0.00%	-49.61%	1/16/2008
2008	0.25%	4,127	5.036777	20,787	0.00%	-49.63%	1/16/2008
Growth Fund - Class 2 (AMVGR2)
2011	0.20%	646,898	8.852415	5,726,610	0.80%	-4.47%
2011	0.25%	917,949	8.834746	8,109,846	0.80%	-4.52%
2010	0.20%	200,497	9.266406	1,857,887	0.78%	18.44%
2010	0.25%	28,764	9.252533	266,140	0.78%	18.38%
2009	0.20%	198,835	7.823490	1,555,584	0.73%	39.13%
2009	0.25%	27,764	7.815684	216,995	0.73%	39.06%
2008	0.20%	138,139	5.623019	776,758	0.96%	-43.77%	1/2/2008
2008	0.25%	12,612	5.620215	70,882	0.96%	-43.80%	1/2/2008
International Fund - Class 2 (AMVI2)
2011	0.00%	5,126	7.852467	40,252	2.58%	-21.48%	5/2/2011
2011	0.25%	20,132	7.839419	157,823	2.58%	-21.61%	5/2/2011

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Large Cap Core V.I. Fund - Class II (MLVLC2)
2011	0.00%	7,595	$11.980842	$90,994	0.97%	2.20%
2011	0.10%	39,420	11.901270	469,148	0.97%	2.10%
2011	0.20%	11,014	11.822193	130,210	0.97%	2.00%
2011	0.25%	112,361	11.782911	1,323,940	0.97%	1.95%
2010	0.00%	5,769	11.722431	67,627	1.03%	8.98%
2010	0.10%	12,100	11.656201	141,040	1.03%	8.87%
2010	0.20%	8,336	11.590313	96,617	1.03%	8.77%
2010	0.25%	139,601	11.557561	1,613,447	1.03%	8.71%
2009	0.00%	3,193	10.756180	34,344	1.38%	22.35%
2009	0.10%	6,164	10.706109	65,992	1.38%	22.23%
2009	0.25%	129,231	10.631422	1,373,909	1.38%	22.05%
2008	0.00%	2,673	8.791079	23,499	0.50%	-38.83%
2008	0.10%	27,826	8.758902	243,725	0.50%	-38.89%
2008	0.25%	61,843	8.710851	538,705	0.50%	-38.99%
2008	0.40%	11,606	8.663056	100,543	0.50%	-39.08%
2007	0.10%	16,026	14.333835	229,714	1.23%	8.02%
2007	0.25%	230,248	14.276667	3,287,174	1.23%	7.86%
2007	0.40%	15,428	14.219711	219,382	1.23%	7.69%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
2011	0.00%	642,091	12.900807	8,283,492	2.42%	-3.63%
2010	0.00%	461,464	13.386468	6,177,373	1.39%	9.88%
2009	0.00%	244,329	12.182592	2,976,561	3.16%	21.83%	5/1/2009
Calvert VP SRI Equity Portfolio (CVSSE)
2011	0.10%	10,885	16.851290	183,426	0.00%	-1.44%
2011	0.25%	7,722	16.617281	128,319	0.00%	-1.59%
2010	0.10%	9,539	17.097854	163,096	0.06%	17.15%
2010	0.25%	5,826	16.885673	98,376	0.06%	16.97%
2009	0.10%	9,826	14.595276	143,413	0.57%	34.13%
2009	0.25%	4,347	14.435757	62,752	0.57%	33.92%
2008	0.10%	4,626	10.881799	50,339	0.00%	-35.86%
2008	0.25%	5,877	10.779017	63,348	0.00%	-35.95%
2007	0.10%	3,460	16.964928	58,699	0.00%	9.88%
2007	0.25%	4,512	16.829986	75,937	0.00%	9.71%
Variable Account Fund, Inc. - Value Portfolio (DAVVL)
2011	0.00%	125,820	8.292464	1,043,358	0.86%	-4.17%
2011	0.20%	5,480	8.222110	45,057	0.86%	-4.37%
2011	0.25%	144,786	8.204572	1,187,907	0.86%	-4.41%
2010	0.00%	99,340	8.653758	859,664	1.39%	12.76%
2010	0.20%	560	8.597487	4,815	1.39%	12.54%
2010	0.25%	184,331	8.583442	1,582,194	1.39%	12.48%
2009	0.00%	69,243	7.674178	531,383	1.04%	31.16%
2009	0.25%	204,585	7.630866	1,561,161	1.04%	30.83%
2008	0.25%	76,781	5.832746	447,844	1.92%	-40.47%
Small Cap Value Series - Service Class (DWVSVS)
2011	0.25%	2,125	8.994847	19,114	0.00%	-10.05%	5/2/2011

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2011	0.00%	6,328,796	$16.061424	$101,649,476	1.82%	1.88%
2011	0.10%	616,800	11.729321	7,234,645	1.82%	1.78%
2011	0.20%	2,636,742	11.253834	29,673,457	1.82%	1.67%
2011	0.25%	10,468,947	11.191630	117,164,581	1.82%	1.62%
2010	0.00%	6,808,183	15.765432	107,333,946	1.82%	14.84%
2010	0.10%	594,473	11.524660	6,851,099	1.82%	14.72%
2010	0.20%	2,162,487	11.068506	23,935,500	1.82%	14.61%
2010	0.25%	12,044,265	11.012818	132,641,298	1.82%	14.55%
2009	0.00%	7,609,790	13.728464	104,470,728	2.09%	26.33%
2009	0.10%	697,601	10.045645	7,007,852	2.09%	26.21%
2009	0.20%	3,048,450	9.657668	29,440,918	2.09%	26.08%
2009	0.25%	12,874,664	9.613888	123,775,578	2.09%	26.02%
2009	0.40%	14,133	11.302075	159,732	2.09%	25.83%
2008	0.00%	8,607,774	10.866779	93,538,778	2.11%	-37.14%
2008	0.10%	798,401	7.959597	6,354,950	2.11%	-37.20%
2008	0.20%	3,600,239	7.659842	27,577,262	2.11%	-37.27%
2008	0.25%	12,257,626	7.628923	93,512,485	2.11%	-37.30%
2008	0.40%	2,216,931	8.982024	19,912,527	2.11%	-37.39%
2007	0.00%	9,395,826	17.287487	162,430,220	1.72%	5.26%
2007	0.10%	715,466	12.675284	9,068,735	1.72%	5.15%
2007	0.20%	3,344,206	12.210172	40,833,330	1.72%	5.04%
2007	0.25%	10,532,952	12.166992	128,154,343	1.72%	4.99%
2007	0.40%	3,158,044	14.346541	45,307,008	1.72%	4.83%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2011	0.00%	650,578	13.661404	8,887,809	0.89%	0.90%
2011	0.10%	42,011	9.833598	413,119	0.89%	0.80%
2011	0.25%	19,031	8.885914	169,108	0.89%	0.65%
2010	0.00%	715,374	13.539393	9,685,730	0.89%	14.82%
2010	0.10%	34,941	9.755504	340,867	0.89%	14.70%
2010	0.25%	38,070	8.828556	336,103	0.89%	14.53%
2009	0.00%	819,703	11.792335	9,666,212	0.98%	33.76%
2009	0.10%	81,262	8.505196	691,149	0.98%	33.62%
2009	0.25%	37,056	7.708595	285,650	0.98%	33.42%
2008	0.00%	903,627	8.816356	7,966,697	0.76%	-34.42%
2008	0.10%	108,438	6.365134	690,222	0.76%	-34.49%
2008	0.25%	47,574	5.777639	274,865	0.76%	-34.59%
2007	0.00%	990,572	13.444500	13,317,745	0.54%	7.79%
2007	0.10%	116,744	9.716245	1,134,313	0.54%	7.68%
2007	0.25%	50,616	8.832711	447,076	0.54%	7.51%
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)
2011	0.10%	43,643	19.672645	858,573	0.00%	-6.24%
2011	0.25%	117,879	19.400621	2,286,926	0.00%	-6.38%
2010	0.10%	44,475	20.982776	933,209	0.00%	25.51%
2010	0.25%	145,637	20.723653	3,018,131	0.00%	25.32%
2009	0.10%	34,974	16.718525	584,714	0.00%	42.90%
2009	0.25%	142,297	16.536826	2,353,141	0.00%	42.68%
2008	0.10%	24,370	11.699757	285,123	0.00%	-43.84%
2008	0.25%	150,923	11.589969	1,749,193	0.00%	-43.93%
2008	0.40%	62,009	11.481181	711,937	0.00%	-44.01%
2007	0.10%	50,026	20.833315	1,042,207	0.00%	17.12%
2007	0.20%	71,184	20.723509	1,475,182	0.00%	17.00%
2007	0.25%	100,032	20.668909	2,067,552	0.00%	16.94%
2007	0.40%	106,088	20.505746	2,175,414	0.00%	16.77%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2011	0.20%	7,723	$15.780575	$121,873	1.29%	1.96%
2010	0.20%	7,841	15.477647	121,360	1.26%	23.21%
2009	0.10%	5,523	12.633626	69,776	0.00%	26.57%
2009	0.20%	7,956	12.562325	99,946	0.00%	26.44%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2011	0.00%	194,261	18.738519	3,640,163	2.33%	1.35%
2011	0.10%	104,385	18.564685	1,937,875	2.33%	1.25%
2011	0.20%	39,571	18.392478	727,809	2.33%	1.15%
2011	0.25%	249,377	18.306924	4,565,326	2.33%	1.10%
2010	0.00%	199,120	18.488077	3,681,346	2.48%	8.12%
2010	0.10%	120,166	18.334845	2,203,225	2.48%	8.01%
2010	0.20%	74,749	18.182894	1,359,153	2.48%	7.90%
2010	0.25%	315,673	18.107344	5,716,000	2.48%	7.85%
2009	0.00%	150,726	17.099722	2,577,373	3.12%	25.58%
2009	0.10%	148,713	16.974945	2,524,395	3.12%	25.46%
2009	0.20%	39,203	16.851105	660,614	3.12%	25.33%
2009	0.25%	356,531	16.789471	5,985,967	3.12%	25.27%
2008	0.00%	103,832	13.616425	1,413,821	2.30%	-16.06%
2008	0.10%	82,014	13.530581	1,109,697	2.30%	-16.14%
2008	0.20%	24,988	13.445294	335,971	2.30%	-16.23%
2008	0.25%	213,858	13.402810	2,866,298	2.30%	-16.27%
2008	0.40%	39,051	13.276251	518,451	2.30%	-16.39%
2007	0.00%	103,442	16.221536	1,677,988	2.47%	10.29%
2007	0.10%	71,356	16.135395	1,151,357	2.47%	10.18%
2007	0.20%	69,250	16.049753	1,111,445	2.47%	10.07%
2007	0.25%	193,582	16.007046	3,098,676	2.47%	10.01%
2007	0.40%	133,728	15.879713	2,123,562	2.47%	9.84%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2011	0.00%	2,188,403	10.380944	22,717,689	0.25%	-6.94%
2011	0.10%	278,314	10.257850	2,854,903	0.25%	-7.03%
2011	0.20%	483,760	10.136220	4,903,498	0.25%	-7.13%
2011	0.25%	1,428,699	10.075943	14,395,490	0.25%	-7.17%
2010	0.00%	2,484,331	11.155290	27,713,433	0.23%	6.48%
2010	0.10%	361,943	11.034023	3,993,687	0.23%	6.37%
2010	0.20%	405,847	10.914078	4,429,446	0.23%	6.27%
2010	0.25%	2,211,789	10.854583	24,008,047	0.23%	6.21%
2009	0.00%	2,848,502	10.476528	29,842,411	0.01%	46.01%
2009	0.10%	332,343	10.372987	3,447,390	0.01%	45.87%
2009	0.20%	384,661	10.270489	3,950,657	0.01%	45.72%
2009	0.25%	1,893,904	10.219612	19,354,964	0.01%	45.65%
2009	0.40%	13,489	10.068481	135,814	0.01%	45.43%
2008	0.00%	2,977,283	7.174977	21,361,937	0.01%	-44.31%
2008	0.10%	364,911	7.111160	2,594,941	0.01%	-44.36%
2008	0.20%	358,465	7.047942	2,526,441	0.01%	-44.42%
2008	0.25%	1,873,016	7.016534	13,142,080	0.01%	-44.45%
2008	0.40%	73,114	6.923153	506,179	0.01%	-44.53%
2007	0.00%	2,924,576	12.883520	37,678,833	0.19%	36.63%
2007	0.10%	400,482	12.781740	5,118,857	0.19%	36.50%
2007	0.20%	250,814	12.680828	3,180,529	0.19%	36.36%
2007	0.25%	1,592,000	12.630653	20,108,000	0.19%	36.29%
2007	0.40%	59,336	12.481327	740,592	0.19%	36.09%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2011	0.00%	189,756	10.352942	1,964,533	0.00%	-8.81%
2010	0.00%	151,587	11.352948	1,720,959	0.00%	13.53%	5/3/2010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2011	0.00%	1,121,336	$5.249382	$5,886,321	0.00%	-8.66%
2011	0.10%	308,257	5.187105	1,598,961	0.00%	-8.75%
2011	0.20%	4,342	5.125546	22,255	0.00%	-8.84%
2011	0.25%	413,571	5.095046	2,107,163	0.00%	-8.88%
2010	0.00%	1,414,446	5.746904	8,128,685	0.00%	24.40%
2010	0.10%	331,841	5.684397	1,886,316	0.00%	24.27%
2010	0.20%	11,445	5.622552	64,350	0.00%	24.15%
2010	0.25%	413,420	5.591880	2,311,795	0.00%	24.09%
2009	0.00%	1,850,637	4.619855	8,549,675	0.00%	56.90%
2009	0.10%	337,606	4.574181	1,544,271	0.00%	56.74%
2009	0.25%	388,356	4.506481	1,750,119	0.00%	56.51%
2008	0.00%	2,144,996	2.944514	6,315,971	0.09%	-43.97%
2008	0.10%	319,290	2.918324	931,792	0.09%	-44.03%
2008	0.25%	300,519	2.879447	865,329	0.09%	-44.11%
2008	0.40%	110	2.841109	313	0.09%	-44.20%
2007	0.00%	2,554,744	5.255324	13,426,007	0.34%	21.70%
2007	0.10%	297,474	5.213806	1,550,972	0.34%	21.58%
2007	0.25%	291,228	5.152101	1,500,436	0.34%	21.39%
2007	0.40%	2,106	5.091162	10,722	0.34%	21.21%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2011	0.00%	1,571,373	10.783470	16,944,854	0.38%	-32.33%
2010	0.00%	1,903,372	15.936367	30,332,835	0.54%	25.03%
2009	0.00%	1,868,731	12.746144	23,819,114	0.43%	79.07%
2008	0.00%	1,692,770	7.117893	12,048,956	2.73%	-52.21%
2007	0.00%	1,653,148	14.893765	24,621,598	0.49%	28.07%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2011	0.00%	928,241	13.459012	12,493,207	0.37%	-32.34%
2011	0.10%	282,025	13.299473	3,750,784	0.37%	-32.40%
2011	0.20%	737,438	13.141734	9,691,214	0.37%	-32.47%
2011	0.25%	984,026	13.063595	12,854,917	0.37%	-32.51%
2010	0.00%	1,084,854	19.891294	21,579,150	0.53%	25.02%
2010	0.10%	326,192	19.675174	6,417,884	0.53%	24.89%
2010	0.20%	973,187	19.461274	18,939,459	0.53%	24.77%
2010	0.25%	990,271	19.355227	19,166,920	0.53%	24.70%
2009	0.00%	1,339,119	15.910990	21,306,709	0.41%	79.07%
2009	0.10%	374,105	15.753839	5,893,590	0.41%	78.89%
2009	0.20%	1,239,451	15.598133	19,333,122	0.41%	78.71%
2009	0.25%	951,078	15.520876	14,761,564	0.41%	78.62%
2008	0.00%	1,658,237	8.885289	14,733,915	1.05%	-52.23%
2008	0.10%	391,460	8.806322	3,447,323	1.05%	-52.28%
2008	0.20%	1,506,012	8.728004	13,144,479	1.05%	-52.32%
2008	0.25%	973,967	8.689119	8,462,915	1.05%	-52.35%
2008	0.40%	276,653	8.573479	2,371,879	1.05%	-52.42%
2007	0.00%	2,005,464	18.599320	37,300,267	0.44%	28.02%
2007	0.10%	392,780	18.452535	7,247,787	0.44%	27.89%
2007	0.20%	409,154	18.306795	7,490,298	0.44%	27.76%
2007	0.25%	1,103,674	18.234395	20,124,828	0.44%	27.70%
2007	0.40%	4,662	18.018848	84,004	0.44%	27.50%
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)
2011	0.00%	3,347	10.182308	34,080	0.73%	-2.98%
2011	0.20%	45,494	10.148540	461,698	0.73%	-3.18%
2011	0.25%	106,951	10.140120	1,084,496	0.73%	-3.22%
2010	0.20%	183	10.481347	1,918	0.42%	4.81%	5/3/2010
2010	0.25%	46,317	10.477878	485,304	0.42%	4.78%	5/3/2010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2011	0.00%	37,548	$9.351075	$351,114	2.45%	-18.00%
2011	0.20%	1,020,922	9.320058	9,515,052	2.45%	-18.16%
2011	0.25%	725,228	9.312320	6,753,555	2.45%	-18.20%
2010	0.00%	18,770	11.403634	214,046	2.49%	14.04%	5/3/2010
2010	0.20%	322,122	11.388546	3,668,501	2.49%	13.89%	5/3/2010
2010	0.25%	363,235	11.384777	4,135,349	2.49%	13.85%	5/3/2010
Series Fund -Mid Cap Value Portfolio - Class VC (LOVMCV)
2011	0.00%	955	11.781054	11,251	0.18%	-4.01%
2011	0.10%	39,336	11.702808	460,342	0.18%	-4.11%
2011	0.20%	709	11.625075	8,242	0.18%	-4.20%
2011	0.25%	37,912	11.586400	439,264	0.18%	-4.25%
2010	0.00%	984	12.273411	12,077	0.37%	25.43%
2010	0.10%	63,727	12.204067	777,729	0.37%	25.30%
2010	0.20%	1,367	12.135118	16,589	0.37%	25.18%
2010	0.25%	41,890	12.100786	506,902	0.37%	25.12%
2009	0.00%	2,510	9.785090	24,561	0.52%	26.62%
2009	0.10%	56,829	9.739518	553,487	0.52%	26.49%
2009	0.25%	75,007	9.671569	725,435	0.52%	26.30%
2008	0.10%	43,763	7.699923	336,972	1.22%	-39.42%
2008	0.25%	81,281	7.657684	622,424	1.22%	-39.51%
2008	0.40%	9,534	7.615671	72,608	1.22%	-39.60%
2007	0.10%	46,312	12.709507	588,603	0.59%	0.48%
2007	0.25%	87,970	12.658811	1,113,596	0.59%	0.33%
2007	0.40%	14,806	12.608296	186,678	0.59%	0.18%
Investors Growth Stock Series - Initial Class (MIGIC)
2011	0.00%	192,257	15.796502	3,036,988	0.54%	0.58%
2010	0.00%	216,391	15.705759	3,398,585	0.45%	12.47%
2009	0.00%	237,765	13.963862	3,320,118	0.73%	39.55%
2008	0.00%	263,673	10.006089	2,638,336	0.61%	-36.87%
2007	0.00%	289,412	15.850552	4,587,340	0.33%	11.36%
Research International Series - Service Class (MVRISC)
2011	0.00%	7,541	7.802718	58,840	1.62%	-11.06%
2011	0.20%	160	7.730217	1,237	1.62%	-11.23%
2011	0.25%	102,864	7.712183	793,306	1.62%	-11.28%
2010	0.00%	4,927	8.772736	43,223	1.35%	10.47%
2010	0.25%	84,252	8.692628	732,371	1.35%	10.20%
2009	0.00%	1,144	7.940931	9,084	1.26%	30.57%
2009	0.25%	82,984	7.888076	654,584	1.26%	30.24%
2008	0.00%	213	6.081781	1,295	0.06%	-42.52%
2008	0.25%	24,151	6.056428	146,269	0.06%	-42.67%
2008	0.40%	15,870	6.041270	95,875	0.06%	-42.75%
2007	0.25%	128	10.563577	1,352	0.00%	5.64%	5/1/2007
2007	0.40%	772	10.552986	8,147	0.00%	5.53%	5/1/2007
Value Series - Initial Class (MVFIC)
2011	0.00%	407,456	18.226114	7,426,340	1.45%	-0.30%
2010	0.00%	441,004	18.281385	8,062,164	1.47%	11.53%
2009	0.00%	438,770	16.390924	7,191,846	1.29%	22.71%
2008	0.00%	406,164	13.356934	5,425,106	1.20%	-32.58%
2007	0.00%	348,380	19.812092	6,902,137	0.87%	7.91%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Value Series - Service Class (MVFSC)
2011	0.00%	125,373	$8.962764	$1,123,689	1.19%	-0.47%
2011	0.20%	263,888	8.886694	2,345,092	1.19%	-0.66%
2011	0.25%	1,640,910	8.867804	14,551,268	1.19%	-0.71%
2010	0.00%	78,860	9.004753	710,115	1.25%	11.22%
2010	0.20%	10,967	8.946185	98,113	1.25%	10.99%
2010	0.25%	677,810	8.931612	6,053,936	1.25%	10.94%
2009	0.00%	46,902	8.096650	379,749	1.17%	22.45%
2009	0.25%	420,507	8.050967	3,385,488	1.17%	22.15%
2008	0.00%	37,486	6.612135	247,862	1.35%	-32.74%
2008	0.25%	270,891	6.591290	1,785,521	1.35%	-32.91%
2008	0.40%	988	6.578814	6,500	1.35%	-33.01%
Variable Insurance Trust II -International Value Portfolio - Service Class (MVIVSC)
2011	0.00%	50,951	14.082958	717,541	1.09%	-1.78%
2011	0.20%	714,526	14.008123	10,009,168	1.09%	-1.97%
2011	0.25%	994,671	13.989490	13,914,940	1.09%	-2.02%
2010	0.00%	3,508	14.337712	50,297	1.41%	8.78%
2010	0.20%	520,695	14.290030	7,440,747	1.41%	8.56%
2010	0.25%	916,953	14.278137	13,092,381	1.41%	8.51%
2009	0.25%	230,861	13.158607	3,037,809	0.00%	31.59%	5/1/2009
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2011	0.00%	186,591	13.569488	2,531,944	3.79%	5.65%
2010	0.00%	190,070	12.844145	2,441,287	6.09%	7.14%
2009	0.00%	208,669	11.987667	2,501,454	8.83%	9.64%
2008	0.00%	264,578	10.933218	2,892,689	4.73%	-10.20%
2007	0.00%	281,694	12.175696	3,429,821	3.71%	5.45%
Emerging Markets Debt Portfolio - Class I (MSEM)
2011	0.00%	176,124	30.097113	5,300,824	3.60%	7.03%
2011	0.10%	644,916	38.817591	25,034,086	3.60%	6.93%
2011	0.20%	102,810	29.466572	3,029,458	3.60%	6.82%
2011	0.25%	56,831	29.303784	1,665,363	3.60%	6.77%
2010	0.00%	212,950	28.119543	5,988,057	3.00%	9.74%
2010	0.10%	644,413	36.303218	23,394,266	3.00%	9.63%
2010	0.20%	81,138	27.585403	2,238,224	3.00%	9.53%
2010	0.25%	60,832	27.446686	1,669,637	3.00%	9.47%
2009	0.00%	190,919	25.622719	4,891,864	7.90%	30.21%
2009	0.10%	23,721	33.112830	785,469	7.90%	30.08%
2009	0.20%	68,982	25.186305	1,737,402	7.90%	29.95%
2009	0.25%	82,946	25.072181	2,079,637	7.90%	29.88%
2008	0.00%	235,478	19.678201	4,633,783	7.06%	-14.98%
2008	0.10%	32,806	25.456014	835,110	7.06%	-15.06%
2008	0.20%	94,088	19.381729	1,823,588	7.06%	-15.15%
2008	0.25%	83,661	19.303549	1,614,954	7.06%	-15.19%
2008	0.40%	69,947	17.858916	1,249,178	7.06%	-15.32%
2007	0.00%	244,604	23.144388	5,661,210	7.13%	6.53%
2007	0.10%	53,870	29.969902	1,614,479	7.13%	6.42%
2007	0.20%	79,524	22.841354	1,816,436	7.13%	6.32%
2007	0.25%	74,644	22.760599	1,698,942	7.13%	6.26%
2007	0.40%	68,018	21.088867	1,434,423	7.13%	6.10%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Real Estate Portfolio - Class II (VKVGR2)
2011	0.00%	26,783	$7.617163	$204,010	3.29%	-10.15%
2011	0.20%	17,677	7.552508	133,506	3.29%	-10.33%
2011	0.25%	100,281	7.536433	755,761	3.29%	-10.38%
2010	0.00%	17,979	8.477927	152,425	8.26%	22.32%
2010	0.20%	9,827	8.422781	82,771	8.26%	22.07%
2010	0.25%	120,544	8.409049	1,013,660	8.26%	22.01%
2009	0.00%	10,415	6.931156	72,188	0.02%	41.42%
2009	0.25%	98,075	6.892024	675,935	0.02%	41.06%
2008	0.00%	9,686	4.901259	47,474	4.11%	-44.34%
2008	0.25%	85,328	4.885787	416,894	4.11%	-44.48%
2008	0.40%	4,297	4.876534	20,954	4.11%	-44.57%
Mid Cap Growth Portfolio - Class I (MSVMG)
2011	0.00%	25,089	11.847974	297,254	0.33%	-7.12%
2011	0.10%	63,621	11.710491	745,033	0.33%	-7.21%
2011	0.20%	309,678	11.574643	3,584,412	0.33%	-7.31%
2011	0.25%	580,598	11.507335	6,681,136	0.33%	-7.35%
2010	0.00%	4,677	12.756351	59,661	0.00%	32.31%
2010	0.10%	64,134	12.620906	809,429	0.00%	32.18%
2010	0.20%	61,988	12.486960	774,042	0.00%	32.05%
2010	0.25%	787,070	12.420541	9,775,835	0.00%	31.98%
2009	0.00%	2,129	9.640943	20,526	0.00%	57.66%
2009	0.10%	76,530	9.548100	730,716	0.00%	57.50%
2009	0.20%	87,692	9.456210	829,234	0.00%	57.34%
2009	0.25%	839,125	9.410608	7,896,676	0.00%	57.27%
2008	0.00%	240,987	6.115056	1,473,649	0.80%	-46.77%
2008	0.10%	79,376	6.062222	481,195	0.80%	-46.82%
2008	0.20%	24,533	6.009877	147,440	0.80%	-46.87%
2008	0.25%	816,330	5.983894	4,884,832	0.80%	-46.90%
2008	0.40%	22,314	5.906531	131,798	0.80%	-46.98%
2007	0.00%	283,210	11.486951	3,253,219	0.00%	22.67%
2007	0.10%	59,566	11.399129	679,001	0.00%	22.54%
2007	0.20%	20,784	11.312053	235,110	0.00%	22.42%
2007	0.25%	401,714	11.268795	4,526,833	0.00%	22.36%
2007	0.40%	44,500	11.139857	495,724	0.00%	22.17%
The Universal Institutional Funds, Inc. - Capital Growth Portfolio - Class I (MSVEG)
2011	0.00%	4,822	10.096697	48,686	0.04%	-2.80%
2011	0.20%	3,377	10.011033	33,807	0.04%	-2.99%
2011	0.25%	66,787	9.989709	667,183	0.04%	-3.04%
2010	0.00%	2,539	10.387395	26,374	0.16%	22.86%
2010	0.20%	2,940	10.319840	30,340	0.16%	22.62%
2010	0.25%	8,071	10.302995	83,155	0.16%	22.55%
2009	0.25%	45,095	8.406886	379,109	0.00%	65.14%
2008	0.25%	39,408	5.090726	200,615	0.00%	-49.31%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
U.S. Real Estate Portfolio - Class I (MSVRE)
2011	0.10%	101,526	$38.529319	$3,911,728	0.88%	5.81%
2011	0.20%	189,017	31.159562	5,889,687	0.88%	5.71%
2011	0.25%	472,847	30.987316	14,652,259	0.88%	5.66%
2010	0.10%	100,621	36.412421	3,663,854	2.31%	29.83%
2010	0.20%	182,394	29.476966	5,376,422	2.31%	29.70%
2010	0.25%	555,658	29.328633	16,296,690	2.31%	29.64%
2009	0.10%	111,151	28.046079	3,117,350	4.14%	28.23%
2009	0.20%	142,875	22.726829	3,247,096	4.14%	28.10%
2009	0.25%	640,708	22.623746	14,495,215	4.14%	28.03%
2009	0.40%	585	23.083528	13,504	4.14%	27.84%
2008	0.00%	1,007,215	18.602467	18,736,684	3.40%	-37.89%
2008	0.10%	141,708	21.872227	3,099,470	3.40%	-37.96%
2008	0.20%	136,212	17.741677	2,416,629	3.40%	-38.02%
2008	0.25%	648,045	17.670052	11,450,989	3.40%	-38.05%
2008	0.40%	60,957	18.056248	1,100,655	3.40%	-38.14%
2007	0.00%	1,115,184	29.952335	33,402,365	1.11%	-17.07%
2007	0.10%	183,278	35.252498	6,461,007	1.11%	-17.15%
2007	0.20%	249,376	28.623844	7,138,100	1.11%	-17.24%
2007	0.25%	617,432	28.522644	17,610,793	1.11%	-17.28%
2007	0.40%	172,122	29.190018	5,024,244	1.11%	-17.40%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2011	0.00%	2,222,487	14.348277	31,888,859	1.60%	0.65%
2010	0.00%	2,641,103	14.256071	37,651,752	1.97%	13.46%
2009	0.00%	2,210	12.564442	27,767	1.25%	25.64%	5/1/2009
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2011	0.00%	433,074	10.979437	4,754,909	1.37%	0.93%
2010	0.00%	483,491	10.878393	5,259,605	1.49%	12.02%
2009	0.00%	405,011	9.711378	3,933,215	0.08%	23.41%
2008	0.00%	395,090	7.868935	3,108,938	2.59%	-29.78%
2007	0.00%	340,142	11.205324	3,811,401	2.43%	6.14%
American Funds NVIT Bond Fund - Class II (GVABD2)
2011	0.00%	174,797	12.292646	2,148,718	2.35%	5.72%
2010	0.00%	229,234	11.627184	2,665,346	2.06%	5.99%
2009	0.00%	248,317	10.970085	2,724,059	0.32%	12.15%
2008	0.00%	253,508	9.781713	2,479,742	5.43%	-9.87%
2007	0.00%	223,108	10.853118	2,421,417	8.46%	2.98%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2011	0.00%	426,331	10.875437	4,636,536	1.00%	-9.31%
2010	0.00%	473,561	11.991721	5,678,811	0.81%	11.30%
2009	0.00%	536,732	10.774250	5,782,885	0.00%	41.60%
2008	0.00%	518,855	7.608765	3,947,846	2.78%	-38.64%
2007	0.00%	451,322	12.399481	5,596,159	2.98%	14.36%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2011	0.00%	786,500	10.115272	7,955,661	0.26%	-4.69%
2010	0.00%	773,203	10.612804	8,205,852	0.17%	18.19%
2009	0.00%	789,242	8.979238	7,086,792	0.00%	38.78%
2008	0.00%	801,346	6.470039	5,184,740	2.15%	-44.21%
2007	0.00%	610,966	11.597638	7,085,762	0.75%	11.90%
American Funds NVIT Growth - Income Fund - Class II (GVAGI2)
2011	0.00%	279,694	8.687464	2,429,832	0.99%	-2.24%
2010	0.00%	293,429	8.886120	2,607,445	0.96%	10.97%
2009	0.00%	290,258	8.007342	2,324,195	0.00%	30.69%
2008	0.00%	232,982	6.126963	1,427,472	2.61%	-38.06%
2007	0.00%	94,768	9.892316	937,475	2.46%	-1.08%	5/1/2007

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2011	0.00%	192,805	$20.916000	$4,032,709	8.22%	3.82%
2011	0.10%	94,398	18.840517	1,778,507	8.22%	3.71%
2011	0.20%	31,722	21.044304	667,567	8.22%	3.61%
2011	0.25%	618,849	20.928041	12,951,297	8.22%	3.56%
2010	0.00%	217,797	20.146924	4,387,940	8.65%	13.15%
2010	0.10%	96,568	18.165863	1,754,241	8.65%	13.04%
2010	0.20%	97,797	20.310994	1,986,354	8.65%	12.93%
2010	0.25%	722,680	20.208859	14,604,538	8.65%	12.87%
2009	0.00%	248,681	17.804842	4,427,726	9.89%	46.00%
2009	0.10%	62,774	16.070122	1,008,786	9.89%	45.85%
2009	0.20%	79,750	17.985742	1,434,363	9.89%	45.71%
2009	0.25%	790,244	17.904242	14,148,720	9.89%	45.63%
2009	0.40%	9,813	16.184733	158,821	9.89%	45.41%
2008	0.00%	312,224	12.195368	3,807,687	9.24%	-27.99%
2008	0.10%	56,513	11.018160	622,669	9.24%	-28.06%
2008	0.20%	70,677	12.343884	872,429	9.24%	-28.13%
2008	0.25%	629,259	12.294086	7,736,164	9.24%	-28.17%
2008	0.40%	197,959	11.130031	2,203,290	9.24%	-28.28%
2007	0.00%	650,262	16.935434	11,012,469	7.29%	3.13%
2007	0.10%	47,480	15.315998	727,204	7.29%	3.03%
2007	0.20%	69,190	17.176023	1,188,409	7.29%	2.93%
2007	0.25%	419,204	17.115297	7,174,801	7.29%	2.88%
2007	0.40%	205,334	15.518038	3,186,381	7.29%	2.72%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2011	0.00%	746,693	14.839228	11,080,348	7.79%	3.81%
2010	0.00%	838,621	14.295077	11,988,152	8.54%	13.16%
2009	0.00%	949,161	12.632602	11,990,373	10.36%	46.08%
2008	0.00%	707,956	8.647843	6,122,292	8.18%	-28.10%
2007	0.00%	1,316,814	12.027193	15,837,576	7.98%	3.17%
NVIT Emerging Markets Fund - Class I (GEM)
2011	0.00%	86,175	22.948246	1,977,565	0.51%	-22.37%
2011	0.10%	135,864	22.691603	3,082,972	0.51%	-22.45%
2011	0.20%	37,968	22.437772	851,917	0.51%	-22.53%
2011	0.25%	208,036	22.311980	4,641,695	0.51%	-22.57%
2010	0.00%	108,618	29.562687	3,211,040	0.06%	16.17%
2010	0.10%	142,172	29.261305	4,160,138	0.06%	16.06%
2010	0.20%	338,600	28.962911	9,806,842	0.06%	15.94%
2010	0.25%	366,617	28.814934	10,564,045	0.06%	15.88%
2009	0.00%	129,828	25.446836	3,303,712	1.36%	63.31%
2009	0.10%	153,669	25.212581	3,874,392	1.36%	63.15%
2009	0.20%	362,310	24.980405	9,050,651	1.36%	62.99%
2009	0.25%	493,823	24.865174	12,278,995	1.36%	62.91%
2009	0.40%	100	24.522567	2,452	1.36%	62.66%
2008	0.00%	149,822	15.581599	2,334,466	1.16%	-57.76%
2008	0.10%	140,572	15.453591	2,172,342	1.16%	-57.80%
2008	0.20%	249,942	15.326599	3,830,761	1.16%	-57.85%
2008	0.25%	421,621	15.263531	6,435,425	1.16%	-57.87%
2008	0.40%	247,183	15.075807	3,726,483	1.16%	-57.93%
2007	0.00%	204,784	36.889137	7,554,305	0.71%	45.58%
2007	0.10%	146,372	36.622841	5,360,558	0.71%	45.43%
2007	0.20%	410,876	36.358404	14,938,796	0.71%	45.29%
2007	0.25%	406,344	36.226972	14,720,613	0.71%	45.21%
2007	0.40%	273,120	35.835395	9,787,363	0.71%	44.99%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Emerging Markets Fund - Class III (GEM3)
2011	0.00%	746,323	$16.493303	$12,309,331	0.71%	-22.39%
2010	0.00%	794,544	21.252025	16,885,669	0.07%	16.21%
2009	0.00%	818,029	18.287102	14,959,380	1.28%	63.48%
2008	0.00%	811,502	11.185864	9,077,351	1.15%	-57.83%
2007	0.00%	938,196	26.524857	24,885,515	0.72%	45.55%
NVIT International Equity Fund - Class I (GIG)
2011	0.00%	402,975	12.216006	4,922,745	1.35%	-9.76%
2011	0.10%	146,364	12.079365	1,767,984	1.35%	-9.85%
2011	0.20%	21,256	11.944297	253,888	1.35%	-9.94%
2011	0.25%	211,674	11.877298	2,514,115	1.35%	-9.99%
2010	0.00%	263,475	13.537857	3,566,887	0.95%	13.29%
2010	0.10%	80,397	13.399813	1,077,305	0.95%	13.18%
2010	0.20%	5,187	13.263217	68,796	0.95%	13.06%
2010	0.25%	68,531	13.195400	904,294	0.95%	13.01%
2009	0.00%	275,076	11.949736	3,287,086	1.09%	29.72%
2009	0.10%	87,077	11.839714	1,030,967	1.09%	29.59%
2009	0.25%	98,498	11.676578	1,150,120	1.09%	29.40%
2008	0.00%	457,734	9.211762	4,216,537	1.36%	-46.06%
2008	0.10%	91,345	9.136079	834,535	1.36%	-46.11%
2008	0.25%	107,083	9.023725	966,288	1.36%	-46.19%
2008	0.40%	722	8.912712	6,435	1.36%	-46.27%
2007	0.00%	522,056	17.076402	8,914,838	0.38%	27.15%
2007	0.10%	180,062	16.953079	3,052,605	0.38%	27.02%
2007	0.25%	36,532	16.769826	612,635	0.38%	26.83%
NVIT International Equity Fund - Class III (GIG3)
2011	0.00%	519,645	7.311920	3,799,603	1.34%	-9.76%
2010	0.00%	484,564	8.103077	3,926,459	1.02%	13.27%
2009	0.00%	516,240	7.153834	3,693,095	0.22%	29.67%
2008	0.00%	24,803	5.516874	136,835	1.55%	-44.83%	5/1/2008
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2011	0.00%	48,864	7.251572	354,341	0.92%	-10.00%
2010	0.00%	79,753	8.057227	642,588	0.98%	13.00%
2009	0.00%	70,672	7.130177	503,904	0.24%	29.45%
2008	0.00%	6,719	5.508000	37,008	1.45%	-44.92%	5/1/2008
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2011	0.00%	1,522,830	8.099461	12,334,102	0.57%	-11.62%
2010	0.00%	1,705,119	9.164158	15,625,980	0.21%	15.61%
2009	0.00%	1,906,534	7.927018	15,113,129	0.18%	52.96%
2008	0.00%	180	5.182412	933	0.00%	-48.18%	5/1/2008
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2011	0.00%	59,405	9.723793	577,642	0.72%	-3.18%
2010	0.00%	25,390	10.043115	254,995	0.89%	23.58%
2009	0.00%	21,943	8.126831	178,327	0.37%	31.53%
2008	0.00%	5,037	6.178465	31,121	0.45%	-38.22%	5/1/2008
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2011	0.00%	181,560	8.950086	1,624,978	2.09%	-6.19%
2011	0.20%	10	13.892348	139	2.09%	-6.37%
2011	0.25%	202	13.873846	2,803	2.09%	-6.42%
2010	0.00%	85,305	9.540229	813,829	0.40%	15.00%
2010	0.20%	3	14.837971	45	0.40%	14.77%
2010	0.25%	438	14.825611	6,494	0.40%	14.71%
2009	0.00%	42,686	8.295819	354,115	1.03%	29.30%
2009	0.25%	132	12.924011	1,706	1.03%	29.24%	5/1/2009
2008	0.00%	43,904	6.416027	281,689	2.01%	-35.84%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2011	0.00%	273,343	$10.462826	$2,859,940	2.55%	-1.26%
2011	0.10%	10,039,458	12.832969	128,836,053	2.55%	-1.36%
2010	0.00%	171,673	10.596561	1,819,143	0.04%	10.46%
2010	0.10%	10,172,685	13.009970	132,346,327	0.04%	10.35%
2010	0.20%	7	12.988326	91	0.04%	10.24%
2010	0.25%	50	12.977497	649	0.04%	10.18%
2009	0.00%	90,417	9.593104	867,380	2.22%	19.88%
2009	0.25%	6	11.777952	71	2.22%	17.78%	5/1/2009
2008	0.00%	65,101	8.002099	520,945	2.15%	-19.98%	5/1/2008
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2011	0.00%	353,307	9.807509	3,465,062	2.31%	-3.37%
2011	0.20%	7	13.310277	93	2.31%	-3.56%
2011	0.25%	8	13.292549	106	2.31%	-3.61%
2010	0.00%	366,215	10.149086	3,716,748	0.64%	12.46%
2010	0.20%	2	13.801379	28	0.64%	12.23%
2010	0.25%	14	13.789878	193	0.64%	12.17%
2009	0.00%	172,546	9.025006	1,557,229	1.99%	24.25%
2008	0.00%	71,014	7.263571	515,815	1.50%	-27.36%	5/1/2008
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2011	0.00%	244,720	11.227964	2,747,707	2.65%	1.50%
2011	0.20%	223	11.918680	2,658	2.65%	1.30%
2010	0.00%	132,942	11.062310	1,470,646	1.26%	6.87%
2010	0.20%	107	11.766279	1,259	1.26%	6.65%
2010	0.25%	10	11.756479	118	1.26%	6.60%
2009	0.00%	89,148	10.351566	922,821	2.79%	13.22%
2008	0.00%	32,838	9.142885	300,234	1.40%	-8.57%	5/1/2008
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2011	0.00%	534,729	10.135390	5,419,687	2.45%	-2.25%
2011	0.25%	8	13.034508	104	2.45%	-2.49%
2010	0.00%	346,937	10.368348	3,597,164	0.93%	11.42%
2009	0.00%	241,583	9.305236	2,247,987	2.29%	22.00%
2008	0.00%	83,184	7.626933	634,439	2.04%	-23.73%	5/1/2008
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2011	0.00%	513,993	9.463303	4,864,071	2.42%	-4.57%
2011	0.20%	31	13.560483	420	2.42%	-4.76%
2011	0.25%	35	13.542423	474	2.42%	-4.81%
2010	0.00%	486,915	9.916957	4,828,715	0.73%	13.50%
2010	0.20%	8	14.238938	114	0.73%	13.27%
2010	0.25%	224	14.227081	3,187	0.73%	13.21%
2009	0.00%	345,676	8.737590	3,020,375	1.60%	26.69%
2009	0.25%	11	12.566486	138	1.60%	25.66%	5/1/2009
2008	0.00%	223,705	6.896919	1,542,875	1.52%	-31.03%	5/1/2008
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2011	0.00%	114,210	10.740467	1,226,669	2.52%	-0.28%
2011	0.20%	665	12.513661	8,322	2.52%	-0.48%
2010	0.00%	102,837	10.770841	1,107,641	1.12%	9.31%
2010	0.20%	424	12.574113	5,331	1.12%	9.10%
2010	0.25%	38	12.563636	477	1.12%	9.04%
2009	0.00%	66,327	9.853071	653,525	2.50%	17.64%
2008	0.00%	33,824	8.375935	283,308	2.14%	-16.24%	5/1/2008
NVIT Core Bond Fund - Class I (NVCBD1)
2011	0.00%	80,629	12.345910	995,438	3.32%	6.59%
2010	0.00%	59,061	11.582155	684,054	2.81%	7.06%
2009	0.00%	56,157	10.818752	607,549	2.99%	8.78%
2008	0.00%	21,176	9.945181	210,599	4.53%	-0.55%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2011	0.00%	35,901	$13.370773	$480,024	2.56%	6.37%
2010	0.00%	18,485	12.569892	232,354	2.49%	8.35%
2009	0.00%	21,838	11.600708	253,336	4.05%	16.62%
2008	0.00%	13,545	9.947099	134,733	3.73%	-0.53%	5/1/2008
NVIT Fund - Class I (TRF)
2011	0.00%	2,024,151	13.993147	28,324,242	1.15%	0.53%
2011	0.10%	4,619,387	11.473793	53,001,890	1.15%	0.43%
2011	0.20%	3,750	11.141231	41,780	1.15%	0.33%
2011	0.25%	19,700	11.079648	218,269	1.15%	0.28%
2010	0.00%	2,208,854	13.919537	30,746,225	0.79%	13.45%
2010	0.10%	4,747,522	11.424837	54,239,665	0.79%	13.34%
2010	0.20%	58,071	11.104765	644,865	0.79%	13.22%
2010	0.25%	30,679	11.048893	338,969	0.79%	13.17%
2009	0.00%	2,358,784	12.269388	28,940,836	1.35%	26.10%
2009	0.10%	27,862,777	10.080498	280,870,668	1.35%	25.97%
2009	0.20%	72,093	9.807872	707,079	1.35%	25.84%
2009	0.25%	42,014	9.763407	410,200	1.35%	25.78%
2008	0.00%	2,528,801	9.730137	24,605,580	1.41%	-41.55%
2008	0.10%	28,106,065	8.002258	224,911,983	1.41%	-41.61%
2008	0.20%	56,085	7.793622	437,105	1.41%	-41.67%
2008	0.25%	46,732	7.762178	362,742	1.41%	-41.70%
2008	0.40%	798	8.031680	6,409	1.41%	-41.79%
2007	0.00%	2,766,768	16.648158	46,061,591	1.03%	8.18%
2007	0.10%	28,344,872	13.705507	388,480,842	1.03%	8.07%
2007	0.20%	50,032	13.361574	668,506	1.03%	7.96%
2007	0.25%	52,394	13.314351	697,592	1.03%	7.91%
2007	0.40%	1,370	13.797367	18,902	1.03%	7.75%
NVIT Government Bond Fund - Class I (GBF)
2011	0.00%	1,713,711	21.331346	36,555,762	2.95%	7.25%
2011	0.10%	177,033	19.602079	3,470,215	2.95%	7.15%
2011	0.20%	1,225,833	17.762299	21,773,612	2.95%	7.04%
2011	0.25%	3,176,064	17.664198	56,102,623	2.95%	6.99%
2010	0.00%	1,970,073	19.888530	39,181,856	2.91%	4.78%
2010	0.10%	179,088	18.294455	3,276,317	2.91%	4.68%
2010	0.20%	1,247,423	16.593936	20,699,657	2.91%	4.57%
2010	0.25%	3,252,714	16.510521	53,704,003	2.91%	4.52%
2009	0.00%	2,155,474	18.980932	40,912,905	3.40%	2.69%
2009	0.10%	172,188	17.477068	3,009,341	3.40%	2.59%
2009	0.20%	1,080,876	15.868375	17,151,746	3.40%	2.48%
2009	0.25%	3,410,676	15.796520	53,876,812	3.40%	2.43%
2009	0.40%	15,678	17.785926	278,848	3.40%	2.28%
2008	0.00%	2,666,781	18.484063	49,292,948	4.28%	7.72%
2008	0.10%	149,239	17.036588	2,542,523	4.28%	7.61%
2008	0.20%	1,179,027	15.483913	18,255,951	4.28%	7.50%
2008	0.25%	3,301,654	15.421502	50,916,464	4.28%	7.45%
2008	0.40%	485,177	17.389732	8,437,098	4.28%	7.29%
2007	0.00%	2,247,294	17.159530	38,562,509	4.48%	7.16%
2007	0.10%	160,904	15.831585	2,547,365	4.48%	7.05%
2007	0.20%	717,380	14.403124	10,332,513	4.48%	6.94%
2007	0.25%	3,004,026	14.352245	43,114,517	4.48%	6.89%
2007	0.40%	440,784	16.208282	7,144,351	4.48%	6.73%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Growth Fund - Class I (CAF)
2011	0.00%	1,203,204	$9.588872	$11,537,369	0.58%	-0.69%
2011	0.10%	127,078	7.214766	916,838	0.58%	-0.79%
2011	0.20%	25,516	9.207740	234,945	0.58%	-0.89%
2011	0.25%	5,000	9.156818	45,784	0.58%	-0.94%
2010	0.00%	1,313,922	9.655570	12,686,666	0.62%	19.25%
2010	0.10%	114,797	7.272204	834,827	0.62%	19.13%
2010	0.20%	21,579	9.290303	200,475	0.62%	19.01%
2010	0.25%	5,239	9.243540	48,427	0.62%	18.95%
2009	0.00%	1,493,205	8.097149	12,090,703	0.55%	33.47%
2009	0.10%	389,073	6.104552	2,375,116	0.55%	33.34%
2009	0.20%	83,427	7.806410	651,265	0.55%	33.20%
2009	0.25%	5,496	7.771001	42,709	0.55%	33.14%
2008	0.00%	1,603,390	6.066573	9,727,082	0.28%	-38.71%
2008	0.10%	208,878	4.578246	956,295	0.28%	-38.77%
2008	0.20%	99,363	5.860450	582,312	0.28%	-38.83%
2008	0.25%	8,138	5.836782	47,500	0.28%	-38.86%
2007	0.00%	1,726,074	9.897441	17,083,716	0.18%	19.54%
2007	0.10%	226,134	7.476755	1,690,749	0.18%	19.42%
2007	0.20%	76,332	9.580341	731,287	0.18%	19.30%
2007	0.25%	8,184	9.546438	78,128	0.18%	19.24%
NVIT International Index Fund - Class II (GVIX2)
2011	0.00%	130,671	6.957271	909,114	2.62%	-12.72%
2011	0.20%	8,251	6.892598	56,871	2.62%	-12.89%
2011	0.25%	907,509	6.876547	6,240,528	2.62%	-12.94%
2010	0.00%	52,697	7.971131	420,055	2.29%	7.52%
2010	0.20%	7,211	7.912838	57,059	2.29%	7.30%
2010	0.25%	772,390	7.898348	6,100,605	2.29%	7.25%
2009	0.00%	30,419	7.413670	225,516	2.43%	28.58%
2009	0.25%	468,130	7.364341	3,447,469	2.43%	28.26%
2008	0.00%	592	5.765640	3,413	1.66%	-43.11%
2008	0.25%	37,630	5.741605	216,057	1.66%	-43.25%
2008	0.40%	76,167	5.727230	436,226	1.66%	-43.34%
2007	0.25%	164,488	10.117465	1,664,202	3.21%	1.17%	5/1/2007
2007	0.40%	55,246	10.107323	558,389	3.21%	1.07%	5/1/2007
NVIT International Index Fund - Class VI (GVIX6)
2011	0.00%	94,205	8.254444	777,610	2.74%	-12.72%
2010	0.00%	71,480	9.456969	675,984	2.11%	7.54%
2009	0.00%	65,290	8.793694	574,140	2.61%	28.62%
2008	0.00%	71,845	6.837123	491,213	2.06%	-43.11%
2007	0.00%	53,368	12.017667	641,359	1.67%	9.50%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	0.00%	1,230,015	$14.813448	$18,220,763	1.80%	-3.93%
2011	0.10%	162,340	14.667084	2,381,054	1.80%	-4.03%
2011	0.20%	83,626	14.522177	1,214,432	1.80%	-4.12%
2011	0.25%	137,252	14.450227	1,983,323	1.80%	-4.17%
2010	0.00%	1,251,096	15.419576	19,291,370	1.71%	14.63%
2010	0.10%	160,260	15.282480	2,449,170	1.71%	14.51%
2010	0.20%	121,836	15.146603	1,845,402	1.71%	14.40%
2010	0.25%	289,316	15.079089	4,362,622	1.71%	14.34%
2009	0.00%	1,378,139	13.451838	18,538,503	1.09%	27.21%
2009	0.10%	141,202	13.345564	1,884,420	1.09%	27.08%
2009	0.20%	196,053	13.240124	2,595,766	1.09%	26.95%
2009	0.25%	342,826	13.187693	4,521,084	1.09%	26.89%
2009	0.40%	897	13.031705	11,689	1.09%	26.70%
2008	0.00%	1,362,477	10.574854	14,407,995	2.07%	-36.84%
2008	0.10%	206,669	10.501810	2,170,399	2.07%	-36.91%
2008	0.20%	190,819	10.429261	1,990,101	2.07%	-36.97%
2008	0.25%	234,097	10.393146	2,433,004	2.07%	-37.00%
2008	0.40%	82,666	10.285643	850,273	2.07%	-37.10%
2007	0.00%	1,376,510	16.743624	23,047,766	2.03%	5.96%
2007	0.10%	211,970	16.644647	3,528,166	2.03%	5.85%
2007	0.20%	198,282	16.546241	3,280,822	2.03%	5.75%
2007	0.25%	160,792	16.497208	2,652,619	2.03%	5.69%
2007	0.40%	157,686	16.351146	2,578,347	2.03%	5.53%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2011	0.00%	12,871	12.895684	165,980	2.25%	0.88%
2010	0.00%	7,276	12.782641	93,006	1.26%	9.81%
2009	0.00%	1,883	11.640280	21,919	0.87%	16.40%	5/1/2009
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2011	0.00%	20,856	13.544740	282,489	2.08%	-0.94%
2010	0.00%	9,246	13.672666	126,417	0.96%	12.03%
2009	0.00%	10,225	12.204484	124,791	0.71%	22.04%	5/1/2009
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2011	0.00%	589,915	14.656785	8,646,257	2.50%	2.93%
2011	0.10%	22,883	14.512020	332,079	2.50%	2.83%
2011	0.20%	56,571	14.368627	812,848	2.50%	2.73%
2011	0.25%	143,852	14.297532	2,056,729	2.50%	2.67%
2010	0.00%	634,498	14.239553	9,034,968	2.23%	5.89%
2010	0.10%	25,085	14.112974	354,024	2.23%	5.79%
2010	0.20%	135,026	13.987465	1,888,671	2.23%	5.68%
2010	0.25%	173,444	13.925202	2,415,243	2.23%	5.63%
2009	0.00%	787,357	13.447193	10,587,742	1.73%	9.08%
2009	0.10%	35,939	13.340983	479,462	1.73%	8.98%
2009	0.20%	103,310	13.235577	1,367,367	1.73%	8.87%
2009	0.25%	189,396	13.183237	2,496,852	1.73%	8.81%
2009	0.40%	658	13.027295	8,572	1.73%	8.65%
2008	0.00%	746,175	12.327359	9,198,367	3.88%	-6.02%
2008	0.10%	36,290	12.242222	444,270	3.88%	-6.12%
2008	0.20%	72,139	12.157648	877,041	3.88%	-6.21%
2008	0.25%	508,679	12.115615	6,162,959	3.88%	-6.26%
2008	0.40%	713,252	11.990270	8,552,084	3.88%	-6.40%
2007	0.00%	621,536	13.117367	8,152,916	3.54%	5.38%
2007	0.10%	35,914	13.039806	468,312	3.54%	5.28%
2007	0.20%	28,608	12.962685	370,836	3.54%	5.17%
2007	0.25%	332,180	12.924331	4,293,204	3.54%	5.12%
2007	0.40%	106,108	12.809833	1,359,226	3.54%	4.96%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	0.00%	3,959,245	$15.112388	$59,833,118	2.12%	-0.04%
2011	0.10%	218,054	14.963083	3,262,760	2.12%	-0.14%
2011	0.20%	302,677	14.815234	4,484,231	2.12%	-0.24%
2011	0.25%	390,082	14.741846	5,750,529	2.12%	-0.29%
2010	0.00%	4,345,889	15.118520	65,703,410	1.99%	10.91%
2010	0.10%	189,430	14.984107	2,838,439	1.99%	10.80%
2010	0.20%	382,830	14.850857	5,685,354	1.99%	10.69%
2010	0.25%	805,184	14.784666	11,904,377	1.99%	10.64%
2009	0.00%	4,458,884	13.630962	60,778,878	1.56%	19.14%
2009	0.10%	144,450	13.523280	1,953,438	1.56%	19.02%
2009	0.20%	480,252	13.416419	6,443,262	1.56%	18.90%
2009	0.25%	863,030	13.363298	11,532,927	1.56%	18.84%
2009	0.40%	2,599	13.205276	34,321	1.56%	18.66%
2008	0.00%	3,933,503	11.441586	45,005,513	2.82%	-23.20%
2008	0.10%	117,688	11.362546	1,337,235	2.82%	-23.27%
2008	0.20%	205,224	11.284040	2,315,756	2.82%	-23.35%
2008	0.25%	551,789	11.244982	6,204,857	2.82%	-23.39%
2008	0.40%	189,624	11.128694	2,110,267	2.82%	-23.50%
2007	0.00%	3,877,166	14.896957	57,757,975	2.71%	5.66%
2007	0.10%	117,560	14.808865	1,740,930	2.71%	5.55%
2007	0.20%	221,366	14.721295	3,258,794	2.71%	5.45%
2007	0.25%	341,144	14.677673	5,007,200	2.71%	5.39%
2007	0.40%	384,024	14.547724	5,586,675	2.71%	5.24%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2011	0.00%	4,147,741	15.132127	62,764,144	2.03%	-2.13%
2011	0.10%	250,895	14.982582	3,759,055	2.03%	-2.22%
2011	0.20%	34,628	14.834535	513,690	2.03%	-2.32%
2011	0.25%	217,442	14.761085	3,209,680	2.03%	-2.37%
2010	0.00%	4,382,022	15.460895	67,749,982	1.89%	12.83%
2010	0.10%	291,696	15.323384	4,469,770	1.89%	12.72%
2010	0.20%	67,465	15.187117	1,024,599	1.89%	12.61%
2010	0.25%	400,034	15.119471	6,048,302	1.89%	12.55%
2009	0.00%	4,600,411	13.702388	63,036,616	1.31%	24.39%
2009	0.10%	218,272	13.594088	2,967,209	1.31%	24.27%
2009	0.20%	44,938	13.486671	606,064	1.31%	24.14%
2009	0.25%	474,675	13.433301	6,376,452	1.31%	24.08%
2009	0.40%	20	13.274448	265	1.31%	23.90%
2008	0.00%	4,832,634	11.015454	53,233,658	2.49%	-31.39%
2008	0.10%	157,940	10.939329	1,727,758	2.49%	-31.46%
2008	0.20%	45,387	10.863747	493,073	2.49%	-31.53%
2008	0.25%	434,590	10.826159	4,704,940	2.49%	-31.56%
2008	0.40%	41,029	10.714194	439,593	2.49%	-31.66%
2007	0.00%	4,655,618	16.055259	74,747,153	2.31%	6.15%
2007	0.10%	168,006	15.960296	2,681,425	2.31%	6.04%
2007	0.20%	53,480	15.865910	848,509	2.31%	5.94%
2007	0.25%	236,756	15.818947	3,745,231	2.31%	5.88%
2007	0.40%	202,098	15.678888	3,168,672	2.31%	5.72%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2011	0.00%	908,615	$15.186765	$13,798,922	2.30%	2.06%
2011	0.10%	67,795	15.036737	1,019,416	2.30%	1.96%
2011	0.20%	9,866	14.888185	146,887	2.30%	1.86%
2011	0.25%	78,319	14.814478	1,160,255	2.30%	1.81%
2010	0.00%	953,397	14.879939	14,186,489	2.16%	8.52%
2010	0.10%	81,279	14.747641	1,198,674	2.16%	8.41%
2010	0.20%	30,996	14.616529	453,054	2.16%	8.30%
2010	0.25%	172,671	14.551412	2,512,607	2.16%	8.25%
2009	0.00%	1,042,745	13.712188	14,298,315	1.77%	14.56%
2009	0.10%	67,425	13.603867	917,241	1.77%	14.45%
2009	0.20%	44,906	13.496401	606,069	1.77%	14.33%
2009	0.25%	191,581	13.443003	2,575,424	1.77%	14.28%
2009	0.40%	28	13.284003	372	1.77%	14.10%
2008	0.00%	1,167,584	11.969310	13,975,175	2.74%	-15.04%
2008	0.10%	70,328	11.886643	835,964	2.74%	-15.13%
2008	0.20%	21,399	11.804545	252,605	2.74%	-15.21%
2008	0.25%	168,630	11.763719	1,983,716	2.74%	-15.26%
2008	0.40%	9,327	11.642029	108,585	2.74%	-15.38%
2007	0.00%	1,091,298	14.088774	15,375,051	3.18%	5.86%
2007	0.10%	76,886	14.005474	1,076,825	3.18%	5.75%
2007	0.20%	21,560	13.922670	300,173	3.18%	5.65%
2007	0.25%	260,644	13.881453	3,618,117	3.18%	5.59%
2007	0.40%	1,104,372	13.758509	15,194,512	3.18%	5.43%
NVIT Mid Cap Index Fund - Class I (MCIF)
2011	0.00%	937,419	28.472984	26,691,116	0.78%	-2.54%
2011	0.10%	110,919	25.763036	2,857,610	0.78%	-2.64%
2011	0.20%	249,840	19.368666	4,839,068	0.78%	-2.74%
2011	0.25%	1,084,345	19.261601	20,886,221	0.78%	-2.79%
2010	0.00%	972,303	29.216232	28,407,030	1.25%	26.20%
2010	0.10%	134,857	26.461933	3,568,577	1.25%	26.07%
2010	0.20%	201,344	19.913978	4,009,560	1.25%	25.95%
2010	0.25%	1,101,218	19.813788	21,819,300	1.25%	25.89%
2009	0.00%	1,091,787	23.150606	25,275,531	0.98%	36.76%
2009	0.10%	194,480	20.989089	4,081,958	0.98%	36.62%
2009	0.20%	174,671	15.811153	2,761,750	0.98%	36.48%
2009	0.25%	1,162,757	15.739465	18,301,173	0.98%	36.41%
2009	0.40%	3,484	19.635632	68,411	0.98%	36.21%
2008	0.00%	1,183,654	16.928443	20,037,419	1.25%	-36.46%
2008	0.10%	204,375	15.363236	3,139,861	1.25%	-36.53%
2008	0.20%	243,882	11.584754	2,825,313	1.25%	-36.59%
2008	0.25%	970,816	11.537999	11,201,274	1.25%	-36.62%
2008	0.40%	234,488	14.415737	3,380,317	1.25%	-36.72%
2007	0.00%	1,320,468	26.643107	35,181,370	1.35%	7.56%
2007	0.10%	234,870	24.203943	5,684,780	1.35%	7.45%
2007	0.20%	433,092	18.269470	7,912,361	1.35%	7.34%
2007	0.25%	1,035,184	18.204864	18,845,384	1.35%	7.29%
2007	0.40%	374,168	22.779636	8,523,411	1.35%	7.13%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Money Market Fund - Class I (SAM)
2011	0.00%	5,903,369	$14.293235	$84,378,240	0.00%	0.00%
2011	0.20%	1,299	12.007617	15,598	0.00%	-0.20%
2011	0.25%	574,205	11.941153	6,856,670	0.00%	-0.25%
2010	0.00%	6,150,810	14.293225	87,914,911	0.00%	0.00%
2010	0.20%	1,348	12.031632	16,219	0.00%	-0.20%
2010	0.25%	588,365	11.970993	7,043,313	0.00%	-0.25%
2009	0.00%	7,271,586	14.293206	103,934,277	0.05%	0.04%
2009	0.20%	3,780	12.055725	45,571	0.05%	-0.16%
2009	0.25%	625,656	12.000968	7,508,478	0.05%	-0.21%
2008	0.00%	8,735,601	14.287212	124,807,383	2.03%	2.05%
2008	0.20%	4,546	12.074817	54,892	2.03%	1.85%
2008	0.25%	747,274	12.025998	8,986,716	2.03%	1.80%
2007	0.00%	8,018,358	13.999702	112,254,623	4.65%	4.79%
2007	0.20%	5,226	11.855541	61,957	4.65%	4.58%
2007	0.25%	839,752	11.813525	9,920,431	4.65%	4.53%
NVIT Money Market Fund - Class V (SAM5)
2011	0.00%	756,286	11.731137	8,872,095	0.00%	0.00%
2011	0.10%	629,615	11.623696	7,318,453	0.00%	-0.10%
2011	0.20%	8,407,521	11.517285	96,831,816	0.00%	-0.20%
2011	0.25%	9,471,462	11.464248	108,583,189	0.00%	-0.25%
2010	0.00%	528,187	11.731129	6,196,230	0.00%	0.00%
2010	0.10%	1,869,173	11.635333	21,748,450	0.00%	-0.10%
2010	0.20%	8,254,159	11.540261	95,255,149	0.00%	-0.20%
2010	0.25%	10,842,157	11.492942	124,608,282	0.00%	-0.25%
2009	0.00%	454,540	11.731114	5,332,261	0.06%	0.06%
2009	0.10%	6,087,351	11.646971	70,899,201	0.06%	-0.04%
2009	0.20%	7,395,065	11.563359	85,511,791	0.06%	-0.14%
2009	0.25%	11,828,679	11.521736	136,286,917	0.06%	-0.19%
2009	0.40%	16,932	11.397666	192,985	0.06%	-0.34%
2008	0.00%	208,319	11.724390	2,442,413	2.10%	2.14%
2008	0.10%	6,427,722	11.651947	74,895,476	2.10%	2.04%
2008	0.20%	7,319,234	11.579888	84,755,910	2.10%	1.94%
2008	0.25%	15,618,922	11.543990	180,304,679	2.10%	1.89%
2008	0.40%	2,643,652	11.436879	30,235,128	2.10%	1.73%
2007	0.10%	5,521,946	11.419178	63,056,084	4.74%	4.76%
2007	0.20%	9,193,300	11.359928	104,435,226	4.74%	4.66%
2007	0.25%	12,378,852	11.330392	140,257,246	4.74%	4.60%
2007	0.40%	3,398,038	11.242166	38,201,307	4.74%	4.44%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2011	0.00%	1,756,758	8.660251	15,213,965	1.29%	-9.37%
2010	0.00%	1,926,194	9.555175	18,405,121	0.78%	14.04%
2009	0.00%	2,144,940	8.379106	17,972,680	0.81%	36.46%
2008	0.00%	1,107	6.140389	6,797	0.06%	-38.60%	5/1/2008
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2011	0.00%	43,242	14.717057	636,395	1.75%	-16.24%
2010	0.00%	50,861	17.570720	893,664	2.15%	6.19%
2009	0.00%	65,225	16.546611	1,079,253	2.12%	29.86%
2008	0.00%	77,496	12.742294	987,477	1.73%	-46.31%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2011	0.00%	503,863	8.974574	4,521,956	1.89%	-16.11%
2010	0.00%	512,098	10.698362	5,478,610	2.30%	6.11%
2009	0.00%	556,645	10.082162	5,612,185	2.13%	29.84%
2008	0.00%	635,373	7.765128	4,933,753	1.74%	-46.33%
2007	0.00%	665,320	14.468946	9,626,479	2.15%	2.93%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2011	0.00%	993,420	$9.263525	$9,202,562	0.01%	-2.91%
2011	0.10%	47,450	9.229646	437,947	0.01%	-3.00%
2011	0.20%	35,052	9.195838	322,333	0.01%	-3.10%
2011	0.25%	139,543	9.179010	1,280,867	0.01%	-3.15%
2010	0.00%	1,140,603	9.540808	10,882,274	0.06%	15.51%
2010	0.10%	50,494	9.515403	480,471	0.06%	15.39%
2010	0.20%	17,386	9.490013	164,993	0.06%	15.28%
2010	0.25%	118,763	9.477375	1,125,561	0.06%	15.22%
2009	0.00%	285,919	8.259762	2,361,623	0.86%	29.78%
2008	0.00%	2,417	6.364575	15,383	0.26%	-36.35%	5/1/2008
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2011	0.00%	652,862	8.634796	5,637,330	1.10%	-5.83%
2011	0.10%	29,021	9.886324	286,911	1.10%	-5.92%
2011	0.20%	4,675	9.869840	46,142	1.10%	-6.02%
2011	0.25%	48,213	9.861595	475,457	1.10%	-6.06%
2010	0.00%	694,617	9.169345	6,369,183	0.70%	13.05%
2010	0.10%	31,135	10.508835	327,193	0.70%	5.09%	4/30/2010
2010	0.20%	3,506	10.501786	36,819	0.70%	5.02%	4/30/2010
2010	0.25%	58,810	10.498264	617,403	0.70%	4.98%	4/30/2010
2009	0.00%	457,649	8.111157	3,712,063	1.39%	27.59%
2008	0.00%	37,776	6.357067	240,145	0.95%	-36.43%	5/1/2008
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2011	0.00%	3,047,277	9.695515	29,544,910	0.00%	-4.23%
2011	0.10%	7,012	9.660066	67,736	0.00%	-4.32%
2011	0.20%	623	9.624698	5,996	0.00%	-4.42%
2011	0.25%	5,101	9.607082	49,006	0.00%	-4.47%
2010	0.00%	3,476,447	10.123676	35,194,423	0.00%	26.82%
2010	0.10%	7,478	10.096737	75,503	0.00%	26.69%
2010	0.25%	5,764	10.056395	57,965	0.00%	26.50%
2009	0.00%	3,889,090	7.982859	31,046,057	0.00%	27.12%
2009	0.10%	91,898	7.969566	732,387	0.00%	26.99%
2009	0.25%	2,074	7.949631	16,488	0.00%	26.80%
2008	0.00%	478	6.279727	3,002	0.00%	-37.20%	5/1/2008
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2011	0.00%	1,079	10.376788	11,197	1.08%	-2.09%
2011	0.25%	5,310	10.282114	54,598	1.08%	-2.33%
2010	0.25%	6,739	10.527298	70,943	1.08%	19.37%
2008	0.25%	358	6.761352	2,421	0.46%	-32.39%	5/1/2008
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2011	0.00%	946,834	10.303092	9,755,318	0.79%	-2.32%
2010	0.00%	1,131,006	10.547920	11,929,761	1.33%	19.63%
2009	0.00%	1,303,777	8.817001	11,495,403	1.19%	30.47%
2008	0.00%	815	6.757903	5,508	1.51%	-32.42%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2011	0.00%	563,925	$16.223239	$9,148,690	0.00%	-0.65%
2011	0.10%	61,780	16.019131	989,662	0.00%	-0.75%
2011	0.20%	47,600	15.817461	752,911	0.00%	-0.85%
2011	0.25%	85,864	15.717643	1,349,580	0.00%	-0.90%
2010	0.00%	583,188	16.329069	9,522,917	0.00%	25.45%
2010	0.10%	46,291	16.139729	747,124	0.00%	25.32%
2010	0.20%	27,210	15.952454	434,066	0.00%	25.20%
2010	0.25%	175,315	15.859701	2,780,443	0.00%	25.13%
2009	0.00%	627,172	13.016693	8,163,705	0.00%	27.46%
2009	0.10%	70,402	12.878613	906,680	0.00%	27.33%
2009	0.20%	22,417	12.741894	285,635	0.00%	27.21%
2009	0.25%	183,789	12.674135	2,329,367	0.00%	27.14%
2009	0.40%	8	12.472919	100	0.00%	26.95%
2008	0.00%	659,708	10.212287	6,737,127	0.00%	-46.42%
2008	0.10%	72,753	10.114063	735,828	0.00%	-46.47%
2008	0.20%	18,977	10.016703	190,087	0.00%	-46.53%
2008	0.25%	271,535	9.968426	2,706,777	0.00%	-46.55%
2008	0.40%	6,093	9.824891	59,863	0.00%	-46.63%
2007	0.00%	711,702	19.059414	13,564,623	0.00%	9.75%
2007	0.10%	104,246	18.895046	1,969,733	0.00%	9.64%
2007	0.20%	101,242	18.731944	1,896,459	0.00%	9.53%
2007	0.25%	271,302	18.651020	5,060,059	0.00%	9.47%
2007	0.40%	28,166	18.410147	518,540	0.00%	9.31%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2011	0.00%	880,940	27.443292	24,175,894	0.43%	-5.07%
2011	0.10%	56,153	29.352122	1,648,210	0.43%	-5.16%
2011	0.20%	90,826	20.945547	1,902,400	0.43%	-5.26%
2011	0.25%	192,080	20.829802	4,000,988	0.43%	-5.31%
2010	0.00%	994,468	28.908970	28,749,046	0.59%	26.60%
2010	0.10%	61,312	30.950627	1,897,645	0.59%	26.48%
2010	0.20%	102,771	22.108296	2,272,092	0.59%	26.35%
2010	0.25%	333,494	21.997105	7,335,903	0.59%	26.29%
2009	0.00%	1,113,781	22.834198	25,432,296	0.57%	26.22%
2009	0.10%	99,716	24.471259	2,440,176	0.57%	26.09%
2009	0.20%	125,186	17.497487	2,190,440	0.57%	25.96%
2009	0.25%	362,635	17.418185	6,316,444	0.57%	25.90%
2009	0.40%	4,138	19.342658	80,040	0.57%	25.71%
2008	0.00%	1,246,918	18.091428	22,558,527	1.07%	-32.15%
2008	0.10%	107,445	19.407862	2,085,278	1.07%	-32.22%
2008	0.20%	117,819	13.890932	1,636,616	1.07%	-32.29%
2008	0.25%	482,118	13.834895	6,670,052	1.07%	-32.32%
2008	0.40%	12,830	15.386534	197,409	1.07%	-32.42%
2007	0.00%	1,454,620	26.664377	38,786,536	1.13%	-6.89%
2007	0.10%	262,148	28.633322	7,506,168	1.13%	-6.99%
2007	0.20%	289,534	20.514502	5,939,646	1.13%	-7.08%
2007	0.25%	575,424	20.441984	11,762,808	1.13%	-7.13%
2007	0.40%	25,628	22.768858	583,520	1.13%	-7.27%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2011	0.00%	990,245	$25.972077	$25,718,719	0.53%	-5.56%
2011	0.10%	62,029	26.137692	1,621,295	0.53%	-5.65%
2011	0.20%	163,780	17.498608	2,865,922	0.53%	-5.75%
2011	0.25%	838,331	17.401887	14,588,541	0.53%	-5.79%
2010	0.00%	1,145,604	27.500722	31,504,937	0.27%	25.32%
2010	0.10%	82,358	27.703734	2,281,624	0.27%	25.19%
2010	0.20%	354,127	18.565556	6,574,565	0.27%	25.07%
2010	0.25%	1,292,376	18.472172	23,872,992	0.27%	25.01%
2009	0.00%	1,279,276	21.944622	28,073,228	0.27%	34.70%
2009	0.10%	181,456	22.128719	4,015,389	0.27%	34.57%
2009	0.20%	858,139	14.844285	12,738,460	0.27%	34.43%
2009	0.25%	1,510,254	14.777001	22,317,025	0.27%	34.37%
2009	0.40%	6,288	18.829123	118,398	0.27%	34.16%
2008	0.00%	1,461,719	16.291230	23,813,200	0.83%	-38.19%
2008	0.10%	200,454	16.444339	3,296,334	0.83%	-38.25%
2008	0.20%	968,556	11.042145	10,694,936	0.83%	-38.31%
2008	0.25%	1,443,694	10.997602	15,877,172	0.83%	-38.34%
2008	0.40%	138,143	14.034369	1,938,750	0.83%	-38.44%
2007	0.00%	1,568,836	26.356127	41,348,441	0.09%	2.13%
2007	0.10%	214,492	26.630532	5,712,036	0.09%	2.03%
2007	0.20%	773,666	17.899968	13,848,597	0.09%	1.93%
2007	0.25%	1,805,786	17.836712	32,209,285	0.09%	1.88%
2007	0.40%	227,380	22.796223	5,183,405	0.09%	1.72%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2011	0.00%	570,373	19.765394	11,273,647	4.21%	5.55%
2011	0.10%	102,896	19.059523	1,961,149	4.21%	5.44%
2011	0.20%	19,541	18.159702	354,859	4.21%	5.34%
2011	0.25%	36,977	18.059416	667,783	4.21%	5.28%
2010	0.00%	628,182	18.726591	11,763,707	6.64%	10.59%
2010	0.10%	65,852	18.075827	1,190,329	6.64%	10.48%
2010	0.20%	18,613	17.239635	320,881	6.64%	10.37%
2010	0.25%	358,111	17.152974	6,142,669	6.64%	10.31%
2009	0.00%	620,658	16.933793	10,510,094	9.43%	24.38%
2009	0.10%	65,180	16.361665	1,066,453	9.43%	24.25%
2009	0.20%	18,311	15.620376	286,025	9.43%	24.13%
2009	0.25%	89,391	15.549631	1,389,997	9.43%	24.07%
2008	0.00%	603,494	13.614701	8,216,390	6.15%	-17.29%
2008	0.10%	55,384	13.167860	729,289	6.15%	-17.37%
2008	0.20%	27,508	12.583839	346,156	6.15%	-17.46%
2008	0.25%	141,197	12.533105	1,769,637	6.15%	-17.50%
2008	0.40%	2,396	12.738274	30,521	6.15%	-17.62%
2007	0.00%	697,366	16.461000	11,479,342	4.18%	4.62%
2007	0.10%	81,530	15.936672	1,299,317	4.18%	4.52%
2007	0.20%	70,520	15.245098	1,075,084	4.18%	4.41%
2007	0.25%	657,186	15.191219	9,983,456	4.18%	4.36%
2007	0.40%	44,644	15.463091	690,334	4.18%	4.20%
NVIT Short Term Bond Fund - Class I (NVSTB1)
2011	0.00%	746	11.160218	8,326	1.81%	1.45%
2011	0.20%	9,972	11.078737	110,477	1.81%	1.24%
2011	0.25%	479,653	11.058467	5,304,227	1.81%	1.19%
2010	0.00%	1,405	11.001081	15,457	1.63%	2.68%
2010	0.20%	7,406	10.942569	81,041	1.63%	2.48%
2010	0.25%	499,595	10.927993	5,459,571	1.63%	2.43%
2009	0.25%	52,762	10.669125	562,924	2.15%	7.12%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2011	0.00%	218,639	$11.049485	$2,415,848	1.50%	1.30%
2010	0.00%	365,359	10.907906	3,985,302	1.37%	2.42%
2009	0.00%	270,272	10.650192	2,878,449	2.32%	7.11%
2008	0.00%	96,918	9.943310	963,686	3.46%	-0.57%	5/1/2008
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2011	0.00%	7,462,793	13.891692	103,670,822	0.67%	-2.23%
2010	0.00%	8,648,974	14.209081	122,893,972	0.06%	8.80%
2009	0.00%	32,412	13.059893	423,297	0.24%	30.60%	5/1/2009
Templeton NVIT International Value Fund - Class III (NVTIV3)
2011	0.00%	35,418	12.139096	429,943	3.30%	-12.43%
2010	0.00%	11,957	13.861453	165,741	2.33%	6.35%
2009	0.00%	8,463	13.034354	110,310	0.64%	30.34%	5/1/2009
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2011	0.00%	610,041	13.400181	8,174,660	1.31%	-2.32%
2011	0.10%	61,552	11.175452	687,871	1.31%	-2.42%
2011	0.25%	156	10.943926	1,707	1.31%	-2.57%
2010	0.00%	667,292	13.719138	9,154,671	1.53%	15.77%
2010	0.10%	61,360	11.452871	702,748	1.53%	15.66%
2010	0.25%	157	11.232402	1,763	1.53%	15.48%
2009	0.00%	702,809	11.850163	8,328,401	1.12%	28.55%
2009	0.10%	56,839	9.902521	562,849	1.12%	28.42%
2009	0.25%	161	9.726461	1,566	1.12%	28.23%
2008	0.00%	790,298	9.218422	7,285,300	2.00%	-36.99%
2008	0.10%	66,339	7.711029	511,542	2.00%	-37.05%
2008	0.25%	30,065	7.585299	228,052	2.00%	-37.15%
2007	0.00%	883,520	14.630092	12,925,979	1.74%	-2.22%
2007	0.10%	50,950	12.250079	624,142	1.74%	-2.31%
2007	0.25%	48,922	12.068473	590,414	1.74%	-2.46%
NVIT Real Estate Fund - Class I (NVRE1)
2011	0.00%	2,496,219	10.243095	25,569,008	0.89%	6.50%
2011	0.20%	10,686	20.443475	218,459	0.89%	6.29%
2011	0.25%	208,462	20.416293	4,256,021	0.89%	6.23%
2010	0.00%	2,741,940	9.617905	26,371,718	1.94%	30.18%
2010	0.20%	99	19.234046	1,904	1.94%	29.92%
2010	0.25%	99,872	19.218051	1,919,345	1.94%	29.86%
2009	0.00%	3,102,055	7.388147	22,918,438	2.16%	30.84%
2009	0.25%	7,340	14.799525	108,629	2.16%	48.00%	5/1/2009
2008	0.00%	19,987	5.646840	112,863	4.37%	-43.53%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Growth and Income Portfolio - Class A (ALVGIA)
2011	0.00%	170,800	$16.516082	$2,820,947	1.24%	6.32%
2011	0.10%	76,305	16.362810	1,248,564	1.24%	6.21%
2011	0.20%	3,854	16.210964	62,477	1.24%	6.10%
2011	0.25%	199,320	16.135567	3,216,141	1.24%	6.05%
2010	0.00%	200,244	15.534777	3,110,746	0.00%	13.09%
2010	0.10%	70,827	15.405969	1,091,159	0.00%	12.98%
2010	0.20%	8,723	15.278240	133,272	0.00%	12.87%
2010	0.25%	451,505	15.214771	6,869,545	0.00%	12.81%
2009	0.00%	220,764	13.736397	3,032,502	4.18%	20.82%
2009	0.10%	62,989	13.636111	858,925	4.18%	20.70%
2009	0.25%	501,456	13.487083	6,763,179	4.18%	20.52%
2009	0.40%	3,565	13.339666	47,556	4.18%	20.34%
2008	0.00%	227,556	11.368917	2,587,065	2.03%	-40.60%
2008	0.10%	84,717	11.297207	957,065	2.03%	-40.66%
2008	0.25%	548,481	11.190516	6,137,785	2.03%	-40.75%
2008	0.40%	31,102	11.084829	344,760	2.03%	-40.84%
2007	0.00%	232,948	19.140759	4,458,802	1.44%	5.12%
2007	0.10%	63,136	19.039121	1,202,054	1.44%	5.01%
2007	0.20%	47,418	18.938067	898,005	1.44%	4.91%
2007	0.25%	720,052	18.887703	13,600,128	1.44%	4.85%
2007	0.40%	63,592	18.737498	1,191,555	1.44%	4.70%
VPS International Value Portfolio - Class A (ALVIVA)
2011	0.00%	267,669	6.392469	1,711,066	3.98%	-19.25%
2011	0.20%	344,180	6.320359	2,175,341	3.98%	-19.41%
2011	0.25%	1,118,669	6.302451	7,050,357	3.98%	-19.45%
2010	0.00%	200,883	7.916459	1,590,282	2.85%	4.59%
2010	0.20%	257,323	7.842837	2,018,142	2.85%	4.38%
2010	0.25%	1,687,168	7.824523	13,201,285	2.85%	4.33%
2009	0.00%	154,940	7.568873	1,172,721	1.32%	34.68%
2009	0.20%	1,046,990	7.513480	7,866,538	1.32%	34.41%
2009	0.25%	3,001,526	7.499685	22,510,500	1.32%	34.34%
2008	0.00%	84,052	5.619859	472,360	1.09%	-53.18%
2008	0.20%	981,200	5.589904	5,484,814	1.09%	-53.28%
2008	0.25%	2,650,624	5.582435	14,796,936	1.09%	-53.30%
2008	0.40%	967,247	5.560105	5,377,995	1.09%	-53.37%
2007	0.20%	656,858	11.964050	7,858,682	1.13%	5.63%
2007	0.25%	1,304,024	11.954073	15,588,398	1.13%	5.57%
2007	0.40%	764,464	11.924192	9,115,616	1.13%	5.42%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2011	0.00%	255,634	21.911401	5,601,299	0.47%	-8.39%
2011	0.20%	105,642	21.534889	2,274,989	0.47%	-8.57%
2011	0.25%	120,161	21.441818	2,576,470	0.47%	-8.62%
2010	0.00%	276,981	23.918151	6,624,873	0.45%	26.91%
2010	0.20%	11,224	23.554154	264,372	0.45%	26.65%
2010	0.25%	194,464	23.464072	4,562,917	0.45%	26.59%
2009	0.00%	253,341	18.846934	4,774,701	1.10%	42.86%
2009	0.25%	158,842	18.535349	2,944,192	1.10%	42.50%
2008	0.00%	231,734	13.192861	3,057,234	0.72%	-35.58%
2008	0.25%	95,945	13.007237	1,247,979	0.72%	-35.74%
2008	0.40%	489	12.897108	6,307	0.72%	-35.83%
2007	0.00%	214,120	20.478040	4,384,758	0.89%	1.70%
2007	0.25%	62,706	20.240586	1,269,206	0.89%	1.45%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Income & Growth Fund - Class I (ACVIG)
2011	0.00%	786,408	$16.089880	$12,653,210	1.56%	3.11%
2011	0.10%	93,936	12.230669	1,148,900	1.56%	3.01%
2011	0.20%	118,559	11.909699	1,412,002	1.56%	2.91%
2011	0.25%	99,798	11.843849	1,181,992	1.56%	2.86%
2010	0.00%	850,874	15.604299	13,277,292	1.54%	14.15%
2010	0.10%	88,094	11.873399	1,045,975	1.54%	14.03%
2010	0.20%	139,375	11.573339	1,613,034	1.54%	13.92%
2010	0.25%	93,837	11.515093	1,080,542	1.54%	13.86%
2009	0.00%	943,045	13.670467	12,891,866	4.69%	18.10%
2009	0.10%	88,247	10.412325	918,856	4.69%	17.98%
2009	0.20%	87,958	10.159333	893,595	4.69%	17.86%
2009	0.25%	96,315	10.113262	974,059	4.69%	17.80%
2008	0.00%	1,027,223	11.575621	11,890,744	2.04%	-34.59%
2008	0.10%	110,562	8.825580	975,774	2.04%	-34.65%
2008	0.20%	111,787	8.619752	963,576	2.04%	-34.72%
2008	0.25%	128,424	8.584965	1,102,516	2.04%	-34.75%
2007	0.00%	1,143,260	17.695903	20,231,018	1.91%	-0.07%
2007	0.10%	113,024	13.505398	1,526,434	1.91%	-0.17%
2007	0.20%	101,346	13.203656	1,338,138	1.91%	-0.27%
2007	0.25%	200,072	13.156950	2,632,337	1.91%	-0.32%
VP Inflation Protection Fund - Class II (ACVIP2)
2011	0.00%	2,138,750	15.723236	33,628,071	4.02%	11.74%
2010	0.00%	2,220,925	14.070730	31,250,036	1.67%	5.12%
2009	0.00%	2,112,440	13.385524	28,276,116	1.87%	10.21%
2008	0.00%	1,471,121	12.144940	17,866,676	4.70%	-1.59%
2007	0.00%	555,690	12.340997	6,857,769	4.55%	9.49%
VP International Fund - Class I (ACVI)
2011	0.00%	478	16.077026	7,685	2.03%	-12.04%
2011	0.10%	86,616	13.040872	1,129,548	2.03%	-12.13%
2011	0.20%	82,449	10.203033	841,230	2.03%	-12.22%
2011	0.25%	210,964	10.146695	2,140,587	2.03%	-12.26%
2010	0.00%	478	18.277925	8,737	2.46%	13.29%
2010	0.10%	83,179	14.840952	1,234,456	2.46%	13.18%
2010	0.20%	82,185	11.623003	955,237	2.46%	13.07%
2010	0.25%	657,819	11.564596	7,607,411	2.46%	13.01%
2009	0.00%	478	16.133486	7,712	2.11%	33.76%
2009	0.10%	162,692	13.112836	2,133,354	2.11%	33.63%
2009	0.20%	529,597	10.279855	5,444,180	2.11%	33.50%
2009	0.25%	885,670	10.233305	9,063,331	2.11%	33.43%
2008	0.00%	712,789	12.061113	8,597,029	0.81%	-44.82%
2008	0.10%	585,318	9.812726	5,743,565	0.81%	-44.88%
2008	0.20%	669,811	7.700423	5,157,828	0.81%	-44.93%
2008	0.25%	595,526	7.669381	4,567,316	0.81%	-44.96%
2007	0.00%	846,898	21.858923	18,512,278	0.70%	18.06%
2007	0.10%	655,660	17.801907	11,671,998	0.70%	17.94%
2007	0.20%	563,546	13.983846	7,880,540	0.70%	17.82%
2007	0.25%	760,806	13.934456	10,601,418	0.70%	17.76%
2007	0.40%	3,154	17.343787	54,702	0.70%	17.58%
VP International Fund - Class III (ACVI3)
2008	0.00%	684,882	9.507294	6,511,375	0.80%	-44.82%
2007	0.00%	702,238	17.230511	12,099,920	0.60%	18.06%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Mid Cap Value Fund - Class I (ACVMV1)
2011	0.00%	243,163	$15.491583	$3,766,980	1.38%	-0.69%
2011	0.20%	4,491	15.286517	68,652	1.38%	-0.89%
2011	0.25%	90,003	15.235631	1,371,252	1.38%	-0.94%
2010	0.00%	207,868	15.599747	3,242,688	2.38%	19.25%
2010	0.20%	267	15.424007	4,118	2.38%	19.02%
2010	0.25%	75,893	15.380339	1,167,260	2.38%	18.96%
2009	0.00%	194,218	13.081223	2,540,609	3.88%	29.94%
2009	0.25%	19,707	12.929491	254,801	3.88%	29.62%
2008	0.00%	162,562	10.066767	1,636,474	0.10%	-24.35%
2008	0.25%	14,371	9.974909	143,349	0.10%	-24.54%
2008	0.40%	655	9.920204	6,498	0.10%	-24.65%
2007	0.00%	172,152	13.306496	2,290,740	0.74%	-2.31%
2007	0.25%	48	13.218157	634	0.74%	-2.55%
VP Ultra(R) Fund - Class I (ACVU1)
2011	0.10%	96,658	12.150697	1,174,462	0.00%	0.97%
2011	0.20%	1,235	12.033779	14,862	0.00%	0.86%
2011	0.25%	21,670	11.975768	259,515	0.00%	0.81%
2010	0.10%	65,269	12.034525	785,481	0.53%	15.97%
2010	0.20%	720	11.930621	8,590	0.53%	15.85%
2010	0.25%	20,009	11.879037	237,688	0.53%	15.79%
2009	0.10%	62,621	10.377444	649,846	0.42%	34.34%
2009	0.25%	16,812	10.258719	172,470	0.42%	34.14%
2008	0.00%	241,214	7.776182	1,875,724	0.00%	-41.48%
2008	0.10%	55,133	7.724476	425,874	0.00%	-41.54%
2008	0.25%	26,763	7.647567	204,672	0.00%	-41.63%
2008	0.40%	155	7.571430	1,174	0.00%	-41.71%
2007	0.00%	263,464	13.288079	3,500,930	0.00%	21.02%
2007	0.10%	72,634	13.212973	959,711	0.00%	20.89%
2007	0.20%	61,870	13.138291	812,866	0.00%	20.77%
2007	0.25%	27,300	13.101110	357,660	0.00%	20.71%
2007	0.40%	9,950	12.990210	129,253	0.00%	20.53%
VP Value Fund - Class I (ACVV)
2011	0.00%	58,917	21.215636	1,249,962	1.94%	1.01%
2011	0.10%	134,565	20.749366	2,792,138	1.94%	0.91%
2011	0.20%	152,212	17.865705	2,719,375	1.94%	0.81%
2011	0.25%	446,252	17.766964	7,928,543	1.94%	0.76%
2010	0.00%	36,231	21.002542	760,943	1.87%	13.42%
2010	0.10%	128,712	20.561475	2,646,509	1.87%	13.31%
2010	0.20%	123,078	17.721598	2,181,139	1.87%	13.20%
2010	0.25%	720,784	17.632449	12,709,187	1.87%	13.14%
2009	0.00%	1,823,545	18.517102	33,766,769	4.43%	19.86%
2009	0.10%	181,074	18.146348	3,285,832	4.43%	19.74%
2009	0.20%	109,685	15.655677	1,717,193	4.43%	19.62%
2009	0.25%	900,703	15.584697	14,037,183	4.43%	19.56%
2009	0.40%	1,441	15.848647	22,838	4.43%	19.39%
2008	0.00%	1,960,285	15.448478	30,283,420	2.41%	-26.78%
2008	0.10%	148,861	15.154320	2,255,887	2.41%	-26.85%
2008	0.20%	126,637	13.087397	1,657,349	2.41%	-26.92%
2008	0.25%	740,756	13.034585	9,655,447	2.41%	-26.96%
2008	0.40%	89,037	13.275233	1,181,987	2.41%	-27.07%
2007	0.00%	2,211,696	21.097489	46,661,232	1.58%	-5.14%
2007	0.10%	146,596	20.716530	3,036,960	1.58%	-5.23%
2007	0.20%	200,240	17.908888	3,586,076	1.58%	-5.33%
2007	0.25%	644,276	17.845573	11,497,474	1.58%	-5.38%
2007	0.40%	199,154	18.202380	3,625,077	1.58%	-5.52%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Vista(SM) Fund - Class I (ACVVS1)
2011	0.00%	6,581	$12.539840	$82,525	0.00%	-7.89%
2011	0.10%	57,688	12.456554	718,594	0.00%	-7.99%
2011	0.20%	9,490	12.373806	117,427	0.00%	-8.08%
2011	0.25%	68,644	12.332624	846,561	0.00%	-8.12%
2010	0.00%	4,745	13.614679	64,602	0.00%	23.88%
2010	0.10%	58,821	13.537768	796,305	0.00%	23.76%
2010	0.20%	8,529	13.461279	114,811	0.00%	23.63%
2010	0.25%	65,819	13.423172	883,500	0.00%	23.57%
2009	0.00%	10,424	10.990064	114,560	0.00%	22.47%
2009	0.10%	55,152	10.938887	603,301	0.00%	22.35%
2009	0.25%	112,703	10.862560	1,224,243	0.00%	22.16%
2008	0.00%	193,947	8.973691	1,740,420	0.00%	-48.62%
2008	0.10%	71,127	8.940846	635,936	0.00%	-48.67%
2008	0.25%	86,096	8.891784	765,547	0.00%	-48.75%
2008	0.40%	10,525	8.843015	93,073	0.00%	-48.83%
2007	0.00%	227,012	17.466180	3,965,032	0.00%	39.77%
2007	0.10%	29,042	17.419741	505,904	0.00%	39.63%
2007	0.25%	48,218	17.350253	836,594	0.00%	39.42%
2007	0.40%	9,298	17.281076	160,679	0.00%	39.21%
MidCap Stock Portfolio - Initial Shares (DVMCS)
2011	0.10%	43,424	18.337473	796,286	0.73%	0.29%
2011	0.25%	18,036	18.082797	326,141	0.73%	0.14%
2010	0.10%	47,760	18.283588	873,224	0.78%	26.97%
2010	0.25%	44,864	18.056676	810,095	0.78%	26.78%
2009	0.10%	32,827	14.400019	472,709	1.40%	35.37%
2009	0.25%	28,797	14.242624	410,145	1.40%	35.17%
2008	0.10%	33,401	10.637241	355,294	0.85%	-40.48%
2008	0.25%	19,324	10.536775	203,613	0.85%	-40.57%
2008	0.40%	1,110	10.437244	11,585	0.85%	-40.66%
2007	0.10%	27,786	17.871247	496,570	0.45%	1.40%
2007	0.20%	14,222	17.776343	252,815	0.45%	1.29%
2007	0.25%	30,302	17.729117	537,228	0.45%	1.24%
2007	0.40%	2,880	17.588091	50,654	0.45%	1.09%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2011	0.00%	616,559	17.170194	10,586,438	0.58%	0.56%
2011	0.10%	129,294	17.005028	2,198,648	0.58%	0.46%
2011	0.20%	491,347	16.841422	8,274,982	0.58%	0.36%
2011	0.25%	1,140,414	16.760220	19,113,590	0.58%	0.31%
2010	0.00%	595,639	17.074091	10,169,994	0.58%	25.83%
2010	0.10%	136,498	16.926721	2,310,464	0.58%	25.70%
2010	0.20%	484,419	16.780615	8,128,849	0.58%	25.58%
2010	0.25%	890,399	16.708035	14,876,818	0.58%	25.51%
2009	0.00%	622,763	13.569574	8,450,629	2.54%	25.03%
2009	0.10%	232,174	13.465899	3,126,432	2.54%	24.90%
2009	0.20%	230,031	13.363002	3,073,905	2.54%	24.78%
2009	0.25%	1,021,175	13.311853	13,593,731	2.54%	24.71%
2009	0.40%	902	13.159552	11,870	2.54%	24.53%
2008	0.00%	615,900	10.853308	6,684,552	0.81%	-30.91%
2008	0.10%	244,811	10.781160	2,639,347	0.81%	-30.98%
2008	0.20%	202,504	10.709488	2,168,714	0.81%	-31.05%
2008	0.25%	657,368	10.673834	7,016,637	0.81%	-31.09%
2008	0.40%	157,072	10.567565	1,659,869	0.81%	-31.19%
2007	0.00%	618,466	15.709599	9,715,853	0.38%	-0.65%
2007	0.10%	227,178	15.620822	3,548,707	0.38%	-0.75%
2007	0.20%	151,814	15.532546	2,358,058	0.38%	-0.85%
2007	0.25%	418,268	15.488598	6,478,385	0.38%	-0.90%
2007	0.40%	207,618	15.357469	3,188,487	0.38%	-1.05%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2011	0.00%	858,429	$19.596966	$16,822,604	1.65%	9.01%
2011	0.10%	119,200	14.311206	1,705,896	1.65%	8.90%
2011	0.20%	125,298	13.292747	1,665,555	1.65%	8.79%
2011	0.25%	655,712	13.219278	8,668,039	1.65%	8.74%
2010	0.00%	843,704	17.976967	15,167,239	2.23%	15.32%
2010	0.10%	103,883	13.141262	1,365,154	2.23%	15.20%
2010	0.20%	119,634	12.218237	1,461,717	2.23%	15.09%
2010	0.25%	597,689	12.156773	7,265,969	2.23%	15.03%
2009	0.00%	954,621	15.589221	14,881,798	2.64%	22.56%
2009	0.10%	86,738	11.407200	989,438	2.64%	22.44%
2009	0.20%	111,948	10.616570	1,188,504	2.64%	22.31%
2009	0.25%	626,873	10.568440	6,625,070	2.64%	22.25%
2009	0.40%	8,289	12.631233	104,700	2.64%	22.07%
2008	0.00%	1,041,473	12.719805	13,247,333	2.12%	-29.55%
2008	0.10%	92,545	9.316859	862,229	2.12%	-29.62%
2008	0.20%	101,573	8.679771	881,630	2.12%	-29.69%
2008	0.25%	580,600	8.644744	5,019,138	2.12%	-29.73%
2008	0.40%	31,192	10.347582	322,762	2.12%	-29.83%
2007	0.00%	1,088,634	18.055279	19,655,591	1.56%	7.13%
2007	0.10%	108,528	13.238181	1,436,713	1.56%	7.02%
2007	0.20%	141,606	12.345312	1,748,170	1.56%	6.92%
2007	0.25%	947,616	12.301651	11,657,241	1.56%	6.86%
2007	0.40%	65,988	14.746966	973,123	1.56%	6.70%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2011	0.00%	57,519	12.465849	717,023	0.43%	-13.85%
2010	0.00%	72,500	14.469098	1,049,010	0.70%	31.15%
2009	0.00%	58,513	11.032594	645,550	1.70%	26.04%
2008	0.00%	60,390	8.753397	528,618	0.83%	-37.59%
2007	0.00%	46,856	14.026060	657,205	0.76%	-11.06%
International Value Portfolio - Initial Shares (DVIV)
2011	0.00%	13,744	15.429086	212,057	2.15%	-18.48%
2011	0.10%	50,393	15.285871	770,301	2.15%	-18.56%
2011	0.20%	403,332	15.144010	6,108,064	2.15%	-18.64%
2011	0.25%	484,217	15.073543	7,298,866	2.15%	-18.68%
2010	0.00%	10,726	18.926715	203,008	1.87%	4.45%
2010	0.10%	56,264	18.769778	1,056,063	1.87%	4.35%
2010	0.20%	425,859	18.614188	7,927,019	1.87%	4.25%
2010	0.25%	760,614	18.536839	14,099,379	1.87%	4.19%
2009	0.00%	6,852	18.119573	124,155	4.09%	30.97%
2009	0.10%	99,191	17.987291	1,784,177	4.09%	30.84%
2009	0.20%	412,421	17.856007	7,364,192	4.09%	30.71%
2009	0.25%	801,300	17.790702	14,255,690	4.09%	30.65%
2009	0.40%	8,696	17.596305	153,017	4.09%	30.45%
2008	0.10%	93,781	13.747265	1,289,232	2.45%	-37.38%
2008	0.20%	485,843	13.660576	6,636,895	2.45%	-37.45%
2008	0.25%	800,273	13.617429	10,897,661	2.45%	-37.48%
2008	0.40%	81,026	13.488849	1,092,947	2.45%	-37.57%
2007	0.10%	105,712	21.954680	2,320,873	1.57%	4.05%
2007	0.20%	553,448	21.838102	12,086,254	1.57%	3.94%
2007	0.25%	809,738	21.780049	17,636,133	1.57%	3.89%
2007	0.40%	180,206	21.606848	3,893,684	1.57%	3.74%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series II - Dreman Small Mid Cap Value VIP - Class B (SVSSVB)
2011	0.00%	9,646	$9.371332	$90,396	0.59%	-6.33%
2011	0.20%	117,245	9.291802	1,089,417	0.59%	-6.52%
2011	0.25%	68,729	9.272036	637,258	0.59%	-6.57%
2010	0.00%	14,853	10.004800	148,601	0.91%	22.66%
2010	0.20%	105,748	9.939712	1,051,105	0.91%	22.42%
2010	0.25%	66,739	9.923523	662,286	0.91%	22.36%
2009	0.00%	3,735	8.156371	30,464	1.81%	29.28%
2009	0.20%	126,894	8.119519	1,030,318	1.81%	29.02%
2009	0.25%	57,608	8.110345	467,221	1.81%	28.96%
2008	0.00%	1,165	6.308994	7,350	0.57%	-33.67%
2008	0.10%	469,621	6.301021	2,959,092	0.57%	-33.74%
2008	0.20%	180,104	6.293064	1,133,406	0.57%	-33.81%
2008	0.25%	21,870	6.289098	137,543	0.57%	-33.84%
Variable Series II - Large Cap Value VIP - Class B (SVSLVB)
2011	0.20%	2,801	9.236333	25,871	0.00%	-7.64%	5/2/2011
2011	0.25%	15,749	9.233267	145,415	0.00%	-7.67%	5/2/2011
Capital Appreciation Fund II - Primary Shares (FVCA2P)
2011	0.00%	80,819	14.459762	1,168,624	0.58%	-5.29%
2010	0.00%	55,080	15.267952	840,959	0.87%	13.07%
2009	0.00%	46,524	13.502613	628,196	1.05%	13.48%
2008	0.00%	36,885	11.898648	438,882	0.34%	-29.37%
2007	0.00%	30,528	16.845591	514,262	0.72%	9.88%
Quality Bond Fund II - Primary Shares (FQB)
2011	0.00%	922,533	19.225225	17,735,904	5.17%	2.27%
2011	0.10%	53,578	18.983394	1,017,092	5.17%	2.17%
2011	0.20%	8,024	18.744605	150,407	5.17%	2.07%
2011	0.25%	765,984	18.626322	14,267,465	5.17%	2.02%
2010	0.00%	1,065,571	18.798086	20,030,695	4.78%	8.50%
2010	0.10%	73,085	18.580145	1,357,930	4.78%	8.40%
2010	0.20%	2,408	18.364732	44,222	4.78%	8.29%
2010	0.25%	852,101	18.257953	15,557,620	4.78%	8.23%
2009	0.00%	1,207,203	17.324766	20,914,509	6.41%	20.43%
2009	0.10%	43,709	17.141028	749,217	6.41%	20.31%
2009	0.25%	828,781	16.869071	13,980,766	6.41%	20.13%
2009	0.40%	3,689	16.601438	61,243	6.41%	19.95%
2008	0.00%	1,273,310	14.385247	18,316,879	5.71%	-7.29%
2008	0.10%	48,074	14.246920	684,906	5.71%	-7.38%
2008	0.25%	721,614	14.041907	10,132,837	5.71%	-7.52%
2008	0.40%	6,201	13.839860	85,821	5.71%	-7.66%
2007	0.00%	1,451,108	15.516026	22,515,429	5.83%	5.38%
2007	0.10%	412,398	15.382206	6,343,591	5.83%	5.28%
2007	0.20%	110,682	15.249527	1,687,848	5.83%	5.17%
2007	0.25%	776,642	15.183610	11,792,229	5.83%	5.12%
2007	0.40%	18,180	14.987597	272,475	5.83%	4.96%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2011	0.00%	12,792	$24.051295	$307,664	0.87%	-2.64%
2011	0.10%	472,515	17.252407	8,152,021	0.87%	-2.73%
2011	0.20%	843,296	16.158243	13,626,182	0.87%	-2.83%
2011	0.25%	2,116,454	16.068977	34,009,251	0.87%	-2.88%
2010	0.00%	21,505	24.702642	531,230	0.54%	17.11%
2010	0.10%	508,353	17.737330	9,016,825	0.54%	16.99%
2010	0.20%	788,579	16.629006	13,113,285	0.54%	16.87%
2010	0.25%	2,728,984	16.545389	45,152,102	0.54%	16.82%
2009	0.00%	3,669,623	21.093947	77,406,833	1.29%	35.66%
2009	0.10%	488,468	15.161297	7,405,808	1.29%	35.53%
2009	0.20%	1,321,851	14.228141	18,807,482	1.29%	35.39%
2009	0.25%	3,013,281	14.163669	42,679,115	1.29%	35.33%
2009	0.40%	14,958	17.614183	263,473	1.29%	35.12%
2008	0.00%	4,190,707	15.548565	65,159,480	0.93%	-42.61%
2008	0.10%	522,978	11.186730	5,850,414	0.93%	-42.67%
2008	0.20%	2,850,610	10.508698	29,956,200	0.93%	-42.73%
2008	0.25%	3,082,104	10.466315	32,258,271	0.93%	-42.76%
2008	0.40%	367,375	13.035628	4,788,964	0.93%	-42.84%
2007	0.00%	4,524,124	27.094222	122,577,620	0.89%	17.51%
2007	0.10%	503,350	19.513053	9,821,895	0.89%	17.39%
2007	0.20%	1,674,382	18.348754	30,722,823	0.89%	17.27%
2007	0.25%	3,212,196	18.283913	58,731,512	0.89%	17.21%
2007	0.40%	694,122	22.806621	15,830,577	0.89%	17.04%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2011	0.00%	594,575	17.446617	10,373,322	0.83%	-5.20%
2010	0.00%	542,677	18.403422	9,987,114	0.35%	19.16%
2009	0.00%	630,089	15.444750	9,731,567	0.22%	47.57%
2008	0.00%	747,087	10.465765	7,818,837	0.00%	-54.40%
2007	0.00%	621,068	22.953063	14,255,413	0.12%	45.64%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2011	0.00%	2,387,273	16.335975	38,998,432	2.29%	0.86%
2011	0.10%	201,437	14.149286	2,850,190	2.29%	0.76%
2011	0.20%	265,212	12.977974	3,441,914	2.29%	0.66%
2011	0.25%	729,727	12.906284	9,418,064	2.29%	0.61%
2010	0.00%	2,608,980	16.196839	42,257,229	1.70%	15.09%
2010	0.10%	221,619	14.042784	3,112,148	1.70%	14.97%
2010	0.20%	512,456	12.893153	6,607,174	1.70%	14.86%
2010	0.25%	1,075,614	12.828331	13,798,332	1.70%	14.80%
2009	0.00%	2,900,543	14.073509	40,820,818	2.16%	30.03%
2009	0.10%	249,158	12.214029	3,043,223	2.16%	29.90%
2009	0.20%	420,614	11.225322	4,721,528	2.16%	29.77%
2009	0.25%	1,304,182	11.174471	14,573,544	2.16%	29.71%
2009	0.40%	8,222	11.961703	98,349	2.16%	29.51%
2008	0.00%	3,254,696	10.823135	35,226,014	2.35%	-42.70%
2008	0.10%	294,647	9.402510	2,770,421	2.35%	-42.76%
2008	0.20%	412,573	8.650050	3,568,777	2.35%	-42.82%
2008	0.25%	1,761,859	8.615165	15,178,706	2.35%	-42.85%
2008	0.40%	74,107	9.235955	684,449	2.35%	-42.93%
2007	0.00%	3,474,112	18.889723	65,625,013	1.67%	1.42%
2007	0.10%	291,212	16.426769	4,783,672	1.67%	1.32%
2007	0.20%	488,726	15.127358	7,393,133	1.67%	1.21%
2007	0.25%	1,729,636	15.073906	26,072,370	1.67%	1.16%
2007	0.40%	275,862	16.184435	4,464,671	1.67%	1.01%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2011	0.00%	147,851	$13.477731	$1,992,696	2.20%	-0.28%
2011	0.20%	27,132	13.299351	360,838	2.20%	-0.48%
2011	0.25%	3,966	13.255123	52,570	2.20%	-0.53%
2010	0.00%	136,140	13.516167	1,840,091	2.19%	12.74%
2010	0.20%	4,973	13.363919	66,459	2.19%	12.51%
2010	0.25%	714	13.326120	9,515	2.19%	12.46%
2009	0.00%	151,807	11.989176	1,820,041	3.90%	24.15%
2009	0.20%	5,103	11.877840	60,613	3.90%	23.90%
2009	0.25%	713	11.850165	8,449	3.90%	23.84%
2008	0.00%	133,384	9.656832	1,288,067	2.70%	-25.08%
2008	0.20%	1,657	9.586290	15,884	2.70%	-25.23%
2008	0.25%	151	9.568737	1,445	2.70%	-25.26%
2007	0.00%	121,944	12.888793	1,571,711	3.28%	8.65%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2011	0.00%	419,318	13.437783	5,634,704	2.27%	-1.12%
2011	0.20%	107,464	13.259920	1,424,964	2.27%	-1.32%
2011	0.25%	254,766	13.215803	3,366,937	2.27%	-1.37%
2010	0.00%	329,369	13.590648	4,476,338	2.28%	14.52%
2010	0.20%	17,386	13.437543	233,625	2.28%	14.29%
2010	0.25%	215,574	13.399524	2,888,589	2.28%	14.23%
2009	0.00%	331,447	11.867504	3,933,449	3.37%	28.78%
2009	0.20%	3,437	11.757279	40,410	3.37%	28.52%
2009	0.25%	172,400	11.729876	2,022,231	3.37%	28.45%
2008	0.00%	331,111	9.215628	3,051,396	3.25%	-32.71%
2008	0.25%	55,034	9.131542	502,545	3.25%	-32.88%
2008	0.40%	22,241	9.081452	201,981	3.25%	-32.98%
2007	0.00%	222,540	13.695591	3,047,817	2.67%	10.17%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2011	0.00%	257,152	13.094199	3,367,199	2.22%	-2.70%
2011	0.20%	89,919	12.920810	1,161,826	2.22%	-2.89%
2011	0.25%	157,867	12.877813	2,032,982	2.22%	-2.94%
2010	0.00%	236,147	13.457007	3,177,832	2.16%	16.00%
2010	0.20%	8,368	13.305353	111,339	2.16%	15.77%
2010	0.25%	52,993	13.267698	703,095	2.16%	15.71%
2009	0.00%	223,653	11.600974	2,594,593	2.39%	31.40%
2009	0.20%	5,273	11.493181	60,604	2.39%	31.14%
2009	0.25%	34,265	11.466383	392,896	2.39%	31.08%
2008	0.00%	189,269	8.828445	1,670,951	2.64%	-38.08%
2008	0.20%	3,626	8.763926	31,778	2.64%	-38.20%
2008	0.25%	14,454	8.747863	126,442	2.64%	-38.23%
2008	0.40%	9,318	8.699870	81,065	2.64%	-38.32%
2007	0.00%	136,304	14.256765	1,943,254	2.62%	11.21%
VIP Fund - Freedom Income Fund Portfolio - Service Class (FFINS)
2011	0.20%	157,557	10.238465	1,613,142	1.77%	1.36%
2011	0.25%	22,966	10.232950	235,010	1.77%	1.31%
VIP Fund - Growth & Income Portfolio - Service Class (FGIS)
2010	0.20%	7,884	8.550246	67,410	0.70%	14.43%
2010	0.25%	1,131	8.537429	9,656	0.70%	14.38%
2009	0.20%	8,111	7.471827	60,604	0.11%	26.91%
2009	0.25%	1,133	7.464354	8,457	0.11%	26.84%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2011	0.00%	2	$11.627899	$23	0.06%	2.18%
2011	0.10%	167,357	9.343842	1,563,757	0.06%	2.08%
2011	0.25%	40,559	10.611629	430,397	0.06%	1.93%
2010	0.00%	2	11.379822	23	0.02%	23.65%
2010	0.10%	120,418	9.153616	1,102,260	0.02%	23.53%
2010	0.25%	41,639	10.411166	433,511	0.02%	23.34%
2009	0.00%	756,757	9.203011	6,964,443	0.38%	45.72%
2009	0.10%	70,834	7.410032	524,882	0.38%	45.57%
2009	0.25%	44,684	8.440703	377,164	0.38%	45.36%
2008	0.00%	797,395	6.315602	5,036,029	0.34%	-55.06%
2008	0.10%	79,193	5.090243	403,112	0.34%	-55.10%
2008	0.25%	52,092	5.806945	302,495	0.34%	-55.17%
2007	0.00%	876,024	14.053200	12,310,940	0.00%	23.04%
2007	0.10%	87,966	11.337986	997,357	0.00%	22.92%
2007	0.25%	62,164	12.953846	805,263	0.00%	22.73%
VIP Fund - Growth Portfolio - Service Class (FGS)
2011	0.00%	2,614,645	16.106923	42,113,886	0.25%	0.14%
2011	0.10%	259,344	10.438857	2,707,255	0.25%	0.04%
2011	0.20%	332,626	9.279050	3,086,453	0.25%	-0.06%
2011	0.25%	1,292,625	9.227724	11,927,987	0.25%	-0.11%
2010	0.00%	2,828,191	16.084224	45,489,258	0.17%	24.06%
2010	0.10%	195,448	10.434553	2,039,413	0.17%	23.93%
2010	0.20%	556,067	9.284476	5,162,791	0.17%	23.81%
2010	0.25%	1,894,082	9.237732	17,497,022	0.17%	23.75%
2009	0.00%	3,107,304	12.965334	40,287,234	0.32%	28.15%
2009	0.10%	292,689	8.419589	2,464,321	0.32%	28.02%
2009	0.20%	596,741	7.499084	4,475,011	0.32%	27.89%
2009	0.25%	2,310,471	7.465060	17,247,805	0.32%	27.83%
2009	0.40%	24,913	10.725399	267,202	0.32%	27.64%
2008	0.00%	3,467,374	10.117480	35,081,087	0.74%	-47.23%
2008	0.10%	986,037	6.576790	6,484,958	0.74%	-47.29%
2008	0.20%	580,783	5.863617	3,405,489	0.74%	-47.34%
2008	0.25%	2,552,430	5.839928	14,906,007	0.74%	-47.37%
2008	0.40%	113,777	8.403086	956,078	0.74%	-47.44%
2007	0.00%	3,775,216	19.173877	72,385,527	0.62%	26.87%
2007	0.10%	1,087,228	12.476360	13,564,648	0.62%	26.74%
2007	0.20%	882,468	11.134607	9,825,934	0.62%	26.62%
2007	0.25%	1,845,202	11.095199	20,472,883	0.62%	26.55%
2007	0.40%	190,114	15.988944	3,039,722	0.62%	26.36%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - High Income Portfolio - Service Class (FHIS)
2011	0.00%	369,835	$15.120791	$5,592,198	6.65%	3.93%
2011	0.10%	138,594	14.875369	2,061,637	6.65%	3.82%
2011	0.20%	104,993	18.895691	1,983,915	6.65%	3.72%
2011	0.25%	208,631	18.791235	3,920,434	6.65%	3.67%
2010	0.00%	456,051	14.549690	6,635,401	7.61%	13.79%
2010	0.10%	164,151	14.327814	2,351,925	7.61%	13.67%
2010	0.20%	143,953	18.218308	2,622,580	7.61%	13.56%
2010	0.25%	183,998	18.126634	3,335,264	7.61%	13.50%
2009	0.00%	522,350	12.786757	6,679,163	6.43%	43.77%
2009	0.10%	194,653	12.604336	2,453,472	6.43%	43.63%
2009	0.20%	122,251	16.042868	1,961,257	6.43%	43.49%
2009	0.25%	158,484	15.970114	2,531,008	6.43%	43.41%
2008	0.00%	671,992	8.893725	5,976,512	8.01%	-25.06%
2008	0.10%	637,990	8.775597	5,598,743	8.01%	-25.14%
2008	0.20%	76,481	11.180781	855,117	8.01%	-25.21%
2008	0.25%	151,548	11.135640	1,687,584	8.01%	-25.25%
2007	0.00%	877,636	11.868272	10,416,023	8.58%	2.66%
2007	0.10%	759,028	11.722369	8,897,606	8.58%	2.55%
2007	0.20%	208,598	14.950148	3,118,571	8.58%	2.45%
2007	0.25%	178,522	14.897237	2,659,485	8.58%	2.40%
VIP Fund - High Income Portfolio - Service Class R (FHISR)
2011	0.00%	301,013	12.617208	3,797,944	6.95%	3.99%
2010	0.00%	339,656	12.132539	4,120,890	7.97%	13.66%
2009	0.00%	350,965	10.674246	3,746,287	8.96%	43.93%
2008	0.00%	230,571	7.416301	1,709,984	7.80%	-24.98%
2007	0.00%	231,578	9.885500	2,289,264	10.69%	-1.15%	5/1/2007
VIP Fund - Index 500 Portfolio - Initial Class (FIP)
2011	0.20%	2,038,925	9.421216	19,209,153	1.86%	1.84%
2011	0.25%	297,628	9.402424	2,798,425	1.86%	1.78%
2010	0.20%	2,378,076	9.251418	22,000,575	6.89%	14.79%
2010	0.25%	341,142	9.237578	3,151,326	6.89%	14.74%
2009	0.20%	498,840	8.059227	4,020,265	2.45%	26.35%
2009	0.25%	69,655	8.051179	560,805	2.45%	26.29%
2008	0.20%	505,186	6.378330	3,222,243	2.29%	-36.22%	1/2/2008
2008	0.25%	46,125	6.375146	294,054	2.29%	-36.25%	1/2/2008
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2011	0.00%	966,381	15.264055	14,750,893	3.27%	7.21%
2011	0.10%	89,725	15.132404	1,357,755	3.27%	7.10%
2011	0.20%	79,267	15.001845	1,189,151	3.27%	6.99%
2011	0.25%	903,088	14.937020	13,489,444	3.27%	6.94%
2010	0.00%	1,042,979	14.237787	14,849,713	5.00%	7.68%
2010	0.10%	89,213	14.129064	1,260,496	5.00%	7.57%
2010	0.20%	34,875	14.021133	488,987	5.00%	7.46%
2010	0.25%	1,690,841	13.967499	23,616,820	5.00%	7.41%
2009	0.00%	1,066,040	13.222437	14,095,647	8.80%	15.67%
2009	0.10%	75,947	13.134577	997,532	8.80%	15.56%
2009	0.20%	12,441	13.047289	162,321	8.80%	15.44%
2009	0.25%	106,438	13.003875	1,384,106	8.80%	15.38%
2008	0.00%	1,078,108	11.430864	12,323,706	3.94%	-3.35%
2008	0.10%	75,054	11.366264	853,084	3.94%	-3.44%
2008	0.25%	100,055	11.270047	1,127,625	3.94%	-3.59%
2008	0.40%	4,637	11.174634	51,817	3.94%	-3.73%
2007	0.00%	969,956	11.826500	11,471,185	3.80%	4.21%
2007	0.10%	72,344	11.771423	851,592	3.80%	4.11%
2007	0.20%	81,300	11.716596	952,559	3.80%	4.00%
2007	0.25%	102,048	11.689304	1,192,870	3.80%	3.95%
2007	0.40%	5,038	11.607727	58,480	3.80%	3.79%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2011	0.00%	954,537	$26.289170	$25,093,985	0.14%	-10.72%
2011	0.10%	92,366	26.062360	2,407,276	0.14%	-10.81%
2011	0.20%	179,922	25.837533	4,648,741	0.14%	-10.89%
2011	0.25%	424,274	25.725831	10,914,801	0.14%	-10.94%
2010	0.00%	1,034,040	29.444519	30,446,810	0.28%	28.70%
2010	0.10%	81,078	29.219667	2,369,072	0.28%	28.57%
2010	0.20%	124,610	28.996539	3,613,259	0.28%	28.45%
2010	0.25%	451,307	28.885604	13,036,275	0.28%	28.38%
2009	0.00%	1,033,209	22.878053	23,637,810	0.58%	40.01%
2009	0.10%	66,502	22.726025	1,511,326	0.58%	39.87%
2009	0.20%	52,799	22.575019	1,191,938	0.58%	39.73%
2009	0.25%	483,255	22.499878	10,873,179	0.58%	39.66%
2009	0.40%	161	22.275993	3,586	0.58%	39.46%
2008	0.00%	1,053,808	16.339788	17,218,999	0.38%	-39.51%
2008	0.10%	60,956	16.247436	990,379	0.38%	-39.57%
2008	0.20%	40,911	16.155616	660,942	0.38%	-39.63%
2008	0.25%	395,836	16.109892	6,376,875	0.38%	-39.66%
2008	0.40%	174,217	15.973520	2,782,859	0.38%	-39.75%
2007	0.00%	1,090,690	27.011367	29,461,028	0.72%	15.49%
2007	0.10%	41,774	26.885640	1,123,121	0.72%	15.37%
2007	0.25%	354,360	26.698163	9,460,761	0.72%	15.20%
2007	0.40%	51,988	26.511996	1,378,306	0.72%	15.02%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2011	0.00%	358,292	14.436160	5,172,361	1.19%	-17.23%
2011	0.10%	120,357	12.245783	1,473,866	1.19%	-17.31%
2011	0.20%	134,279	10.910767	1,465,087	1.19%	-17.39%
2011	0.25%	681,992	10.850436	7,399,911	1.19%	-17.43%
2010	0.00%	444,043	17.440640	7,744,394	1.27%	12.99%
2010	0.10%	127,406	14.809197	1,886,781	1.27%	12.88%
2010	0.20%	120,641	13.207916	1,593,416	1.27%	12.77%
2010	0.25%	1,141,090	13.141451	14,995,578	1.27%	12.71%
2009	0.00%	520,924	15.435366	8,040,653	2.05%	26.44%
2009	0.10%	280,028	13.119571	3,673,847	2.05%	26.31%
2009	0.20%	97,757	11.712682	1,144,997	2.05%	26.19%
2009	0.25%	1,344,902	11.659560	15,680,966	2.05%	26.12%
2009	0.40%	2,145	12.468464	26,745	2.05%	25.93%
2008	0.00%	628,957	12.207782	7,678,170	2.43%	-43.86%
2008	0.10%	283,593	10.386619	2,945,572	2.43%	-43.92%
2008	0.20%	98,672	9.282079	915,881	2.43%	-43.98%
2008	0.25%	1,629,016	9.244601	15,059,603	2.43%	-44.00%
2008	0.40%	84,310	9.900810	834,737	2.43%	-44.09%
2007	0.00%	761,402	21.746938	16,558,162	3.19%	17.21%
2007	0.10%	223,530	18.521287	4,140,063	3.19%	17.09%
2007	0.20%	308,712	16.568287	5,114,829	3.19%	16.97%
2007	0.25%	1,540,530	16.509660	25,433,627	3.19%	16.91%
2007	0.40%	205,152	17.708202	3,632,873	3.19%	16.74%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2011	0.00%	865,432	11.466618	9,923,578	1.29%	-17.30%
2010	0.00%	901,030	13.865532	12,493,260	1.32%	13.01%
2009	0.00%	992,596	12.269434	12,178,591	2.07%	26.49%
2008	0.00%	1,096,774	9.699843	10,638,536	2.55%	-43.88%
2007	0.00%	1,080,792	17.283296	18,679,648	3.16%	17.23%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2011	0.00%	190,137	$15.055580	$2,862,623	0.91%	-8.85%
2011	0.10%	64,340	14.910722	959,356	0.91%	-8.94%
2011	0.25%	829	14.695999	12,183	0.91%	-9.07%
2010	0.00%	183,598	16.516915	3,032,473	0.41%	26.45%
2010	0.10%	63,715	16.374356	1,043,292	0.41%	26.33%
2010	0.25%	839	16.162748	13,561	0.41%	26.14%
2009	0.00%	226,619	13.061648	2,960,018	0.51%	57.40%
2009	0.10%	54,167	12.961834	702,104	0.51%	57.24%
2009	0.25%	798	12.813506	10,225	0.51%	57.00%
2008	0.00%	242,212	8.298533	2,010,004	0.56%	-51.17%
2008	0.10%	51,422	8.243364	423,890	0.56%	-51.22%
2008	0.25%	30,262	8.161269	246,976	0.56%	-51.30%
2007	0.00%	495,906	16.996302	8,428,568	0.83%	5.60%
2007	0.10%	45,242	16.900270	764,602	0.83%	5.49%
2007	0.25%	3,262	16.757189	54,662	0.83%	5.33%
VIP Fund - VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
2011	0.00%	10,672	10.467224	111,706	2.38%	-0.41%
2011	0.20%	55,142	10.390805	572,970	2.38%	-0.61%
2011	0.25%	318,600	10.371781	3,304,449	2.38%	-0.66%
2010	0.00%	7,055	10.510490	74,152	2.63%	13.00%
2010	0.20%	20,002	10.454598	209,113	2.63%	12.78%
2010	0.25%	177,928	10.440658	1,857,685	2.63%	12.72%
2009	0.00%	5,406	9.301002	50,281	4.01%	25.06%
2009	0.25%	121,907	9.262314	1,129,141	4.01%	24.75%
2008	0.25%	37,047	7.424925	275,071	3.44%	-25.75%	5/1/2008
2008	0.40%	81,705	7.417486	606,046	3.44%	-25.83%	5/1/2008
VIP Fund - VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
2011	0.00%	9,293	9.958561	92,545	2.30%	-2.26%
2011	0.20%	68,449	9.885849	676,676	2.30%	-2.45%
2011	0.25%	390,645	9.867741	3,854,784	2.30%	-2.50%
2010	0.00%	2,126	10.188758	21,661	2.55%	15.70%
2010	0.20%	13,233	10.134563	134,111	2.55%	15.47%
2010	0.25%	107,781	10.121060	1,090,858	2.55%	15.41%
2009	0.00%	94	8.806233	828	4.01%	29.96%
2009	0.25%	71,285	8.769590	625,140	4.01%	29.63%
2008	0.25%	1,777	6.764989	12,021	3.09%	-32.35%	5/1/2008
2008	0.40%	33,939	6.758199	229,367	3.09%	-32.42%	5/1/2008
VIP Fund - VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)
2011	0.00%	2,579	10.364685	26,731	2.32%	-4.24%
2011	0.20%	65,750	10.330313	679,218	2.32%	-4.43%
2011	0.25%	9,719	10.321735	100,317	2.32%	-4.48%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2011	0.00%	353,498	12.805162	4,526,599	5.79%	2.38%
2010	0.00%	339,445	12.507001	4,245,439	6.43%	12.67%
2009	0.00%	382,836	11.100337	4,249,609	8.31%	35.59%
2008	0.00%	421,586	8.186428	3,451,283	5.51%	-29.66%
2007	0.00%	416,188	11.637657	4,843,453	3.54%	3.76%
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2011	0.00%	702,870	17.976970	12,635,473	1.70%	6.29%
2010	0.00%	718,728	16.912694	12,155,627	1.78%	20.94%
2009	0.00%	724,097	13.984451	10,126,099	1.80%	17.67%
2008	0.00%	787,806	11.884088	9,362,356	2.02%	-26.94%
2007	0.00%	910,630	16.266644	14,812,894	2.49%	-2.41%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2011	0.00%	428,826	$22.355324	$9,586,544	0.90%	-3.53%
2010	0.00%	510,127	23.172621	11,820,980	0.94%	28.49%
2009	0.00%	526,295	18.034685	9,491,565	1.92%	29.54%
2008	0.00%	560,057	13.921598	7,796,888	1.42%	-32.87%
2007	0.00%	545,164	20.738061	11,305,644	0.89%	-2.14%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2011	0.00%	26,725	13.862767	370,482	0.69%	-3.76%
2011	0.10%	59,250	13.770689	815,913	0.69%	-3.86%
2011	0.20%	26,691	13.679206	365,112	0.69%	-3.95%
2011	0.25%	271,775	13.633645	3,705,284	0.69%	-4.00%
2010	0.00%	15,995	14.404363	230,398	0.72%	28.22%
2010	0.10%	54,144	14.322976	775,503	0.72%	28.09%
2010	0.20%	33,435	14.242025	476,182	0.72%	27.97%
2010	0.25%	326,463	14.201682	4,636,324	0.72%	27.90%
2009	0.00%	24,186	11.233980	271,705	1.61%	29.16%
2009	0.10%	45,532	11.181660	509,123	1.61%	29.03%
2009	0.20%	16,337	11.129584	181,824	1.61%	28.90%
2009	0.25%	329,020	11.103596	3,653,305	1.61%	28.83%
2008	0.00%	13,222	8.697893	115,004	1.16%	-33.02%
2008	0.10%	42,469	8.666053	368,039	1.16%	-33.08%
2008	0.20%	2,572	8.634328	22,207	1.16%	-33.15%
2008	0.25%	297,041	8.618488	2,560,044	1.16%	-33.18%
2008	0.40%	25,833	8.571211	221,420	1.16%	-33.28%
2007	0.10%	14,194	12.950462	183,819	0.63%	-2.48%
2007	0.25%	317,232	12.898779	4,091,905	0.63%	-2.62%
2007	0.40%	62,522	12.847323	803,240	0.63%	-2.77%
Mutual Discovery Global Securities Fund - Class 2 (FTVMD2)
2011	0.25%	21,727	9.522271	206,890	2.22%	-3.20%
2010	0.20%	18,111	9.851892	178,428	1.26%	11.73%
2010	0.25%	2,598	9.837163	25,557	1.26%	11.68%
2009	0.20%	20,621	8.817252	181,821	1.18%	23.07%
2009	0.25%	2,879	8.808466	25,360	1.18%	23.01%
2008	0.20%	8,713	7.164503	62,424	1.90%	-28.35%	1/2/2008
2008	0.25%	795	7.160940	5,693	1.90%	-28.39%	1/2/2008
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2011	0.00%	262,679	17.062376	4,481,928	0.97%	-15.86%
2010	0.00%	278,260	20.278309	5,642,642	1.64%	17.51%
2009	0.00%	329,156	17.256364	5,680,036	3.87%	72.63%
2008	0.00%	275,997	9.996007	2,758,868	2.81%	-52.67%
2007	0.00%	364,400	21.120230	7,696,212	2.19%	28.70%
Templeton Foreign Securities Fund - Class 1 (TIF)
2011	0.00%	65,960	19.616024	1,293,873	1.93%	-10.44%
2010	0.00%	73,458	21.903633	1,608,997	2.06%	8.67%
2009	0.00%	84,266	20.155256	1,698,403	3.77%	37.34%
2008	0.00%	99,305	14.675305	1,457,331	2.66%	-40.23%
2007	0.00%	131,776	24.554735	3,235,725	2.08%	15.79%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2011	0.10%	85,706	$18.009125	$1,543,490	1.69%	-10.72%
2011	0.20%	145,538	17.842000	2,596,689	1.69%	-10.81%
2011	0.25%	405,037	17.759014	7,193,058	1.69%	-10.86%
2010	0.10%	76,012	20.172194	1,533,329	1.89%	8.30%
2010	0.20%	106,558	20.004971	2,131,690	1.89%	8.19%
2010	0.25%	402,163	19.921879	8,011,843	1.89%	8.14%
2009	0.10%	184,222	18.626590	3,431,428	3.25%	36.91%
2009	0.20%	36,928	18.490649	682,823	3.25%	36.77%
2009	0.25%	463,306	18.423035	8,535,503	3.25%	36.70%
2009	0.40%	10,145	18.221708	184,859	3.25%	36.50%
2008	0.10%	199,971	13.605462	2,720,698	2.30%	-40.44%
2008	0.20%	41,270	13.519674	557,957	2.30%	-40.50%
2008	0.25%	465,751	13.476974	6,276,914	2.30%	-40.53%
2008	0.40%	33,468	13.349706	446,788	2.30%	-40.62%
2007	0.10%	205,828	22.842250	4,701,575	1.86%	15.34%
2007	0.20%	130,208	22.720977	2,958,453	1.86%	15.23%
2007	0.25%	590,458	22.660573	13,380,117	1.86%	15.17%
2007	0.40%	64,892	22.480343	1,458,794	1.86%	14.99%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2011	0.00%	406,154	12.534749	5,091,038	1.77%	-10.68%
2010	0.00%	389,994	14.033220	5,472,872	1.62%	8.41%
2009	0.00%	428,311	12.945045	5,544,505	3.55%	37.20%
2008	0.00%	502,570	9.435374	4,741,936	2.55%	-40.39%
2007	0.00%	462,356	15.828965	7,318,617	2.11%	15.45%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2011	0.00%	60,786	14.570417	885,677	5.70%	-0.87%
2011	0.10%	1,815,343	14.508523	26,337,946	5.70%	-0.97%
2011	0.20%	410,455	14.446899	5,929,802	5.70%	-1.07%
2011	0.25%	294,980	14.416178	4,252,484	5.70%	-1.12%
2010	0.00%	25,445	14.698405	374,001	0.61%	14.45%
2010	0.10%	1,839,432	14.650582	26,948,749	0.61%	14.33%
2010	0.20%	455,180	14.602909	6,646,952	0.61%	14.22%
2010	0.25%	315,316	14.579135	4,597,035	0.61%	14.16%
2009	0.00%	9,362	12.842917	120,235	16.61%	18.68%
2009	0.25%	189,274	12.770565	2,417,136	16.61%	18.39%
2008	0.00%	1,646	10.821275	17,812	2.99%	6.21%
2008	0.25%	93,179	10.787239	1,005,144	2.99%	5.94%
2008	0.40%	100	10.766879	1,077	2.99%	5.78%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2011	0.00%	614,756	17.701343	10,882,007	5.34%	-0.83%
2010	0.00%	535,857	17.849519	9,564,790	1.48%	14.38%
2009	0.00%	410,243	15.605635	6,402,103	15.12%	18.69%
2008	0.00%	490,278	13.148675	6,446,506	4.25%	6.21%
2007	0.00%	280,836	12.380292	3,476,832	2.62%	11.03%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2011	0.00%	35,227	9.411247	331,530	0.02%	-1.54%
2010	0.00%	37,961	9.558606	362,854	2.37%	10.25%
2009	0.00%	34,220	8.669683	296,677	3.31%	30.25%
2008	0.00%	17,440	6.656135	116,083	3.75%	-33.44%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)
2011	0.10%	153,402	$21.011696	$3,223,236	0.73%	-6.47%
2011	0.20%	514,075	20.816771	10,701,382	0.73%	-6.56%
2011	0.25%	1,416,909	20.719959	29,358,296	0.73%	-6.61%
2010	0.10%	146,239	22.464900	3,285,245	0.65%	24.88%
2010	0.20%	491,175	22.278722	10,942,751	0.65%	24.75%
2010	0.25%	1,651,372	22.186180	36,637,636	0.65%	24.69%
2009	0.10%	117,092	17.989872	2,106,470	1.90%	33.02%
2009	0.20%	732,755	17.858604	13,085,981	1.90%	32.89%
2009	0.25%	1,759,781	17.793307	31,312,324	1.90%	32.82%
2009	0.40%	1,601	17.598827	28,176	1.90%	32.62%
2008	0.10%	128,526	13.524296	1,738,224	0.95%	-37.11%
2008	0.20%	831,665	13.439050	11,176,788	0.95%	-37.18%
2008	0.25%	1,507,852	13.396598	20,200,087	0.95%	-37.21%
2008	0.40%	364,923	13.270057	4,842,549	0.95%	-37.30%
2007	0.10%	160,214	21.505877	3,445,543	0.81%	3.10%
2007	0.20%	1,061,686	21.391758	22,711,330	0.81%	3.00%
2007	0.25%	1,727,904	21.334874	36,864,614	0.81%	2.94%
2007	0.40%	707,562	21.165166	14,975,667	0.81%	2.79%
VIT - Goldman Sachs VIT Growth Opportunities Fund -Service Shares (GVGOPS)
2011	0.20%	125	8.804262	1,101	0.00%	-11.96%	5/2/2011
2011	0.25%	309	8.801350	2,720	0.00%	-11.99%	5/2/2011
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2011	0.00%	12,602	10.635081	134,023	0.00%	1.39%
2011	0.20%	1,445	10.544821	15,237	0.00%	1.18%
2011	0.25%	59,758	10.522359	628,795	0.00%	1.13%
2010	0.00%	3,623	10.489595	38,004	0.00%	25.18%
2010	0.20%	129	10.421361	1,344	0.00%	24.93%
2010	0.25%	17,295	10.404348	179,943	0.00%	24.87%
2009	0.00%	92	8.379457	771	0.00%	42.77%
2009	0.25%	32,585	8.332144	271,503	0.00%	42.42%
2008	0.00%	166	5.869001	974	0.00%	-40.71%
2008	0.25%	18,031	5.850489	105,490	0.00%	-40.86%
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)
2011	0.00%	20,631	21.672931	447,134	0.00%	4.02%
2011	0.10%	52,786	21.471853	1,133,413	0.00%	3.92%
2011	0.20%	76,933	21.272621	1,636,567	0.00%	3.82%
2011	0.25%	337,265	21.173648	7,141,130	0.00%	3.76%
2010	0.00%	17,793	20.834594	370,710	0.00%	26.38%
2010	0.10%	57,988	20.661902	1,198,142	0.00%	26.26%
2010	0.20%	167,060	20.490617	3,423,162	0.00%	26.13%
2010	0.25%	387,606	20.405470	7,909,283	0.00%	26.07%
2009	0.00%	19,056	16.485275	314,143	0.00%	38.32%
2009	0.10%	46,598	16.364975	762,575	0.00%	38.19%
2009	0.20%	138,033	16.245528	2,242,419	0.00%	38.05%
2009	0.25%	451,652	16.186105	7,310,487	0.00%	37.98%
2009	0.40%	566	16.009192	9,061	0.00%	37.77%
2008	0.00%	8,641	11.917785	102,982	0.00%	-39.14%
2008	0.10%	62,479	11.842641	739,916	0.00%	-39.20%
2008	0.20%	120,684	11.767949	1,420,203	0.00%	-39.26%
2008	0.25%	360,408	11.730770	4,227,863	0.00%	-39.29%
2008	0.40%	95,250	11.619973	1,106,802	0.00%	-39.38%
2007	0.10%	129,912	19.476896	2,530,283	0.00%	3.32%
2007	0.20%	222,816	19.373459	4,316,717	0.00%	3.21%
2007	0.25%	312,238	19.321952	6,033,048	0.00%	3.16%
2007	0.40%	154,928	19.168269	2,969,702	0.00%	3.01%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2011	0.00%	328,162	$11.677944	$3,832,257	3.71%	0.29%
2010	0.00%	348,678	11.644307	4,060,114	5.25%	5.28%
2009	0.00%	395,794	11.059816	4,377,409	7.00%	13.33%
2008	0.00%	417,277	9.759262	4,072,316	3.91%	-13.43%
2007	0.00%	757,962	11.273070	8,544,559	2.69%	4.77%
Guardian Portfolio - I Class Shares (AMGP)
2011	0.00%	2	20.989829	42	0.48%	-2.94%
2011	0.10%	77,560	15.021443	1,165,063	0.48%	-3.04%
2011	0.25%	56,791	13.763826	781,661	0.48%	-3.18%
2010	0.00%	2	21.625604	43	0.44%	19.01%
2010	0.10%	72,597	15.491894	1,124,665	0.44%	18.89%
2010	0.25%	52,120	14.216158	740,946	0.44%	18.72%
2009	0.00%	2	18.170858	36	0.35%	29.69%
2009	0.10%	68,145	13.030029	887,931	0.35%	29.56%
2009	0.25%	56,767	11.974954	679,782	0.35%	29.36%
2008	0.00%	392,065	14.011166	5,493,288	0.54%	-37.24%
2008	0.10%	73,276	10.057230	736,954	0.54%	-37.31%
2008	0.25%	86,429	9.256750	800,052	0.54%	-37.40%
2007	0.00%	434,652	22.326685	9,704,338	0.26%	7.39%
2007	0.10%	100,594	16.042197	1,613,749	0.26%	7.28%
2007	0.25%	98,428	14.787583	1,455,512	0.26%	7.12%
International Portfolio - S Class Shares (AMINS)
2008	0.00%	248,009	8.019658	1,988,947	0.00%	-46.44%
2007	0.00%	280,340	14.972222	4,197,313	1.87%	3.21%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2011	0.00%	26	24.308851	632	0.00%	0.47%
2011	0.10%	34,106	17.622859	601,045	0.00%	0.37%
2011	0.20%	28,457	12.800871	364,274	0.00%	0.27%
2011	0.25%	284,856	12.730096	3,626,244	0.00%	0.22%
2010	0.10%	31,209	17.557221	547,943	0.00%	28.97%
2010	0.20%	28,698	12.765923	366,356	0.00%	28.84%
2010	0.25%	409,150	12.701675	5,196,890	0.00%	28.77%
2009	0.10%	74,748	13.613710	1,017,598	0.00%	31.47%
2009	0.20%	37,091	9.908467	367,515	0.00%	31.34%
2009	0.25%	425,418	9.863529	4,196,123	0.00%	31.27%
2008	0.00%	1,241,103	14.241194	17,674,789	0.00%	-43.37%
2008	0.10%	457,960	10.355229	4,742,281	0.00%	-43.43%
2008	0.20%	43,749	7.544382	330,059	0.00%	-43.48%
2008	0.25%	464,312	7.513928	3,488,807	0.00%	-43.51%
2007	0.00%	1,375,816	25.147074	34,597,747	0.00%	22.53%
2007	0.10%	412,472	18.303613	7,549,728	0.00%	22.40%
2007	0.20%	38,324	13.348628	511,573	0.00%	22.28%
2007	0.25%	489,154	13.301400	6,506,433	0.00%	22.22%
2007	0.40%	3,494	19.674042	68,741	0.00%	22.04%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Partners Portfolio - I Class Shares (AMTP)
2011	0.00%	67,433	$14.731931	$993,418	0.00%	-11.36%
2011	0.10%	104,043	13.645891	1,419,759	0.00%	-11.45%
2011	0.20%	10,523	13.541863	142,501	0.00%	-11.53%
2011	0.25%	73,554	13.466974	990,550	0.00%	-11.58%
2010	0.00%	41,486	16.619507	689,477	0.72%	15.67%
2010	0.10%	120,297	15.409693	1,853,740	0.72%	15.55%
2010	0.20%	7,571	15.307500	115,893	0.72%	15.43%
2010	0.25%	90,228	15.230457	1,374,214	0.72%	15.38%
2009	0.00%	13,263	14.368560	190,570	0.68%	56.07%
2009	0.10%	109,951	13.335919	1,466,298	0.68%	55.92%
2009	0.25%	111,841	13.200579	1,476,366	0.68%	55.68%
2009	0.40%	886	12.319713	10,915	0.68%	55.45%
2008	0.00%	772,159	9.206209	7,108,657	0.48%	-52.39%
2008	0.10%	101,292	8.553125	866,363	0.48%	-52.44%
2008	0.25%	26,043	8.479038	220,820	0.48%	-52.51%
2008	0.40%	1,125	7.925107	8,916	0.48%	-52.58%
2007	0.00%	902,352	19.337705	17,449,417	0.62%	9.34%
2007	0.10%	194,378	17.983949	3,495,684	0.62%	9.23%
2007	0.25%	25,412	17.855044	453,732	0.62%	9.06%
2007	0.40%	596	16.713743	9,961	0.62%	8.90%
Regency Portfolio - I Class Shares (AMRI)
2011	0.00%	18,864	9.944286	187,589	0.63%	-6.50%
2011	0.20%	18,967	9.832161	186,487	0.63%	-6.68%
2011	0.25%	383,249	9.804295	3,757,486	0.63%	-6.73%
2010	0.00%	26,123	10.635314	277,826	0.77%	26.18%
2010	0.20%	14,683	10.536414	154,706	0.77%	25.93%
2010	0.25%	373,997	10.511809	3,931,385	0.77%	25.87%
2009	0.00%	13,249	8.428473	111,669	1.90%	46.56%
2009	0.25%	342,170	8.351420	2,857,605	1.90%	46.19%
2008	0.00%	23,511	5.750861	135,208	2.92%	-45.82%
2008	0.25%	319,496	5.712555	1,825,138	2.92%	-45.95%
2008	0.40%	10,164	5.689701	57,830	2.92%	-46.04%
2007	0.25%	32,224	10.569832	340,602	0.46%	3.04%
2007	0.40%	48,338	10.543396	509,647	0.46%	2.89%
Regency Portfolio - S Class Shares (AMRS)
2008	0.00%	97,268	7.206627	700,974	0.95%	-45.95%
2007	0.00%	94,148	13.332382	1,255,217	0.47%	3.05%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2011	0.00%	72,045	13.487592	971,714	0.00%	-1.06%
2011	0.10%	33,847	13.362369	452,276	0.00%	-1.16%
2011	0.25%	56,153	13.176815	739,918	0.00%	-1.31%
2010	0.00%	64,200	13.632145	875,184	0.00%	19.61%
2010	0.10%	22,218	13.519070	300,367	0.00%	19.49%
2010	0.25%	54,706	13.351308	730,397	0.00%	19.31%
2009	0.00%	70,054	11.397179	798,418	0.00%	22.75%
2009	0.10%	19,428	11.313940	219,807	0.00%	22.63%
2009	0.25%	50,987	11.190284	570,559	0.00%	22.45%
2008	0.00%	74,557	9.284535	692,227	0.00%	-39.47%
2008	0.10%	20,820	9.225949	192,084	0.00%	-39.53%
2008	0.25%	29,832	9.138805	272,629	0.00%	-39.62%
2008	0.40%	480	9.052482	4,345	0.00%	-39.72%
2007	0.00%	70,284	15.339463	1,078,119	0.00%	0.52%
2007	0.10%	24,496	15.257956	373,759	0.00%	0.41%
2007	0.20%	13,934	15.176941	211,475	0.00%	0.31%
2007	0.25%	20,928	15.136586	316,778	0.00%	0.26%
2007	0.40%	1,998	15.016171	30,002	0.00%	0.11%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Socially Responsive Portfolio - I Class Shares (AMSRS)
2011	0.00%	149,636	$17.369356	$2,599,081	0.33%	-3.08%
2010	0.00%	146,450	17.921368	2,624,584	0.04%	22.85%
2009	0.00%	156,920	14.587514	2,289,073	2.13%	31.43%
2008	0.00%	226,546	11.099348	2,514,513	2.16%	-39.44%
2007	0.00%	254,068	18.328379	4,656,655	0.09%	7.61%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2011	0.00%	4,576	17.305412	79,190	0.45%	-1.15%
2011	0.10%	243,193	12.880034	3,132,334	0.45%	-1.25%
2011	0.20%	241,095	9.972672	2,404,361	0.45%	-1.35%
2011	0.25%	1,320,255	9.917548	13,093,692	0.45%	-1.40%
2010	0.00%	5,497	17.506620	96,234	0.19%	9.42%
2010	0.10%	251,170	13.042797	3,275,959	0.19%	9.31%
2010	0.20%	400,167	10.108773	4,045,197	0.19%	9.20%
2010	0.25%	2,685,048	10.057917	27,005,990	0.19%	9.14%
2009	0.00%	2,150,050	15.999951	34,400,695	0.33%	44.52%
2009	0.10%	315,282	11.932216	3,762,013	0.33%	44.37%
2009	0.20%	1,910,067	9.257266	17,681,998	0.33%	44.23%
2009	0.25%	3,390,134	9.215295	31,241,085	0.33%	44.16%
2009	0.40%	11,854	13.161667	156,018	0.33%	43.94%
2008	0.00%	2,357,625	11.071272	26,101,908	0.14%	-45.52%
2008	0.10%	586,696	8.264836	4,848,946	0.14%	-45.57%
2008	0.20%	2,400,370	6.418454	15,406,664	0.14%	-45.63%
2008	0.25%	3,405,107	6.392540	21,767,283	0.14%	-45.65%
2008	0.40%	137,113	9.143789	1,253,732	0.14%	-45.74%
2007	0.00%	2,560,294	20.320760	52,027,120	0.22%	14.15%
2007	0.10%	671,050	15.184919	10,189,840	0.22%	14.03%
2007	0.20%	1,732,160	11.804408	20,447,123	0.22%	13.92%
2007	0.25%	3,734,518	11.762653	43,927,839	0.22%	13.86%
2007	0.40%	364,698	16.850466	6,145,331	0.22%	13.69%
Global Securities Fund/VA - Class 3 (OVGS3)
2011	0.00%	1,097,060	13.414448	14,716,454	1.25%	-8.27%
2010	0.00%	1,191,196	14.623513	17,419,470	1.42%	15.97%
2009	0.00%	1,233,718	12.609317	15,556,341	2.21%	39.70%
2008	0.00%	1,290,636	9.026171	11,649,501	1.57%	-40.19%
2007	0.00%	1,378,496	15.092302	20,804,678	1.24%	6.34%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2011	0.00%	655,037	$14.248076	$9,333,017	1.28%	-8.29%
2011	0.10%	266,961	14.082821	3,759,564	1.28%	-8.38%
2011	0.20%	588,688	13.919457	8,194,217	1.28%	-8.47%
2011	0.25%	1,532,798	13.838516	21,211,650	1.28%	-8.52%
2010	0.00%	722,666	15.535921	11,227,282	1.44%	15.96%
2010	0.10%	261,739	15.371084	4,023,212	1.44%	15.85%
2010	0.20%	632,553	15.207955	9,619,838	1.44%	15.73%
2010	0.25%	1,773,965	15.127070	26,834,893	1.44%	15.68%
2009	0.00%	848,172	13.397168	11,363,103	2.21%	39.77%
2009	0.10%	263,715	13.268257	3,499,038	2.21%	39.63%
2009	0.20%	671,992	13.140568	8,830,357	2.21%	39.49%
2009	0.25%	1,906,475	13.077210	24,931,374	2.21%	39.42%
2009	0.40%	360	12.888902	4,640	2.21%	39.21%
2008	0.00%	1,018,581	9.585005	9,763,104	1.55%	-40.19%
2008	0.10%	292,991	9.502282	2,784,083	1.55%	-40.25%
2008	0.20%	771,294	9.420249	7,265,782	1.55%	-40.31%
2008	0.25%	1,877,301	9.379518	17,608,179	1.55%	-40.34%
2008	0.40%	134,904	9.258335	1,248,986	1.55%	-40.43%
2007	0.00%	1,244,300	16.025167	19,940,115	1.33%	6.32%
2007	0.10%	319,328	15.902782	5,078,204	1.33%	6.21%
2007	0.20%	664,384	15.781314	10,484,853	1.33%	6.11%
2007	0.25%	1,785,708	15.720950	28,073,026	1.33%	6.05%
2007	0.40%	792,482	15.541185	12,316,109	1.33%	5.89%
High Income Fund/VA - Class 3 (OVHI3)
2011	0.00%	477,390	2.908819	1,388,641	8.67%	-1.88%
2010	0.00%	458,373	2.964546	1,358,868	5.86%	14.68%
2009	0.00%	380,539	2.584961	983,678	0.00%	26.75%
2008	0.00%	237,435	2.039384	484,221	5.39%	-78.89%
2007	0.00%	97,144	9.661022	938,510	0.00%	-3.39%	5/1/2007
High Income Fund/VA - Non-Service Shares (OVHI)
2011	0.00%	68,934	4.084054	281,530	9.52%	-2.34%
2010	0.00%	90,495	4.181802	378,432	6.48%	14.81%
2009	0.00%	111,867	3.642267	407,449	0.00%	25.32%
2008	0.00%	147,777	2.906468	429,509	8.17%	-78.67%
2007	0.00%	197,334	13.627157	2,689,101	7.57%	-0.10%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2011	0.00%	1,476,171	13.720956	20,254,477	0.86%	-0.01%
2011	0.10%	78,409	12.480566	978,589	0.86%	-0.11%
2011	0.20%	118,458	11.794128	1,397,109	0.86%	-0.21%
2011	0.25%	149,681	11.728904	1,755,594	0.86%	-0.26%
2010	0.00%	1,678,208	13.722935	23,029,939	1.13%	16.11%
2010	0.10%	66,086	12.494835	825,734	1.13%	15.99%
2010	0.20%	137,581	11.819394	1,626,124	1.13%	15.88%
2010	0.25%	203,050	11.759898	2,387,847	1.13%	15.82%
2009	0.00%	1,878,416	11.819203	22,201,380	1.96%	28.29%
2009	0.10%	84,972	10.772223	915,337	1.96%	28.16%
2009	0.20%	184,538	10.200084	1,882,303	1.96%	28.03%
2009	0.25%	164,327	10.153815	1,668,546	1.96%	27.97%
2008	0.00%	2,155,808	9.213175	19,861,836	1.52%	-38.47%
2008	0.10%	96,686	8.405452	812,690	1.52%	-38.53%
2008	0.20%	127,115	7.966974	1,012,722	1.52%	-38.59%
2008	0.25%	197,165	7.934811	1,564,467	1.52%	-38.62%
2007	0.00%	2,359,688	14.973285	35,332,281	1.00%	4.42%
2007	0.10%	92,924	13.674278	1,270,669	1.00%	4.32%
2007	0.20%	333,966	12.973942	4,332,856	1.00%	4.21%
2007	0.25%	225,200	12.928044	2,911,396	1.00%	4.16%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2011	0.00%	194,582	$21.290587	$4,142,765	0.60%	-2.21%
2010	0.00%	216,746	21.772215	4,719,041	0.66%	23.41%
2009	0.00%	247,124	17.642817	4,359,964	0.83%	37.20%
2008	0.00%	239,034	12.859537	3,073,867	0.51%	-37.83%
2007	0.00%	264,706	20.683895	5,475,151	0.29%	-1.21%
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2011	0.00%	1,159,802	14.632020	16,970,246	0.00%	1.10%
2011	0.10%	129,990	11.637321	1,512,735	0.00%	0.99%
2011	0.20%	172,529	8.024067	1,384,384	0.00%	0.89%
2011	0.25%	348,755	7.979723	2,782,968	0.00%	0.84%
2010	0.00%	1,279,230	14.473451	18,514,873	0.00%	27.46%
2010	0.10%	120,175	11.522698	1,384,740	0.00%	27.34%
2010	0.20%	109,183	7.952967	868,329	0.00%	27.21%
2010	0.25%	709,237	7.912957	5,612,162	0.00%	27.15%
2009	0.00%	1,391,901	11.354891	15,804,884	0.00%	32.61%
2009	0.10%	205,460	9.048967	1,859,201	0.00%	32.47%
2009	0.20%	105,065	6.251839	656,849	0.00%	32.34%
2009	0.25%	757,963	6.223493	4,717,177	0.00%	32.28%
2008	0.00%	1,511,513	8.562806	12,942,793	0.00%	-49.07%
2008	0.10%	250,167	6.830721	1,708,821	0.00%	-49.12%
2008	0.20%	135,869	4.723995	641,844	0.00%	-49.17%
2008	0.25%	841,598	4.704920	3,959,651	0.00%	-49.19%
2007	0.00%	1,618,182	16.811588	27,204,209	0.00%	6.33%
2007	0.10%	528,414	13.424400	7,093,641	0.00%	6.23%
2007	0.20%	121,920	9.293377	1,133,049	0.00%	6.12%
2007	0.25%	1,094,732	9.260496	10,137,761	0.00%	6.07%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2011	0.20%	164,077	11.642728	1,910,304	2.76%	0.65%
2011	0.25%	23,951	11.619547	278,300	2.76%	0.60%
2010	0.20%	156,222	11.567209	1,807,053	7.99%	14.74%
2010	0.25%	22,412	11.549930	258,857	7.99%	14.68%
2009	0.20%	152,297	10.081478	1,535,379	0.32%	18.59%
2009	0.25%	21,266	10.071445	214,179	0.32%	18.53%
2008	0.20%	104,885	8.500963	891,624	3.48%	-14.99%	1/2/2008
2008	0.25%	9,576	8.496736	81,365	3.48%	-15.03%	1/2/2008
All Asset Portfolio - Administrative Class (PMVAAA)
2011	0.00%	19,444	15.951200	310,155	7.54%	1.95%
2011	0.10%	94,917	15.829529	1,502,491	7.54%	1.85%
2011	0.20%	10,041	15.708740	157,731	7.54%	1.75%
2011	0.25%	87,183	15.648744	1,364,304	7.54%	1.70%
2010	0.00%	11,713	15.645399	183,255	8.29%	13.09%
2010	0.10%	41,515	15.541558	645,208	8.29%	12.98%
2010	0.20%	6,904	15.438355	106,586	8.29%	12.87%
2010	0.25%	76,310	15.387057	1,174,186	8.29%	12.81%
2009	0.00%	1,575	13.834339	21,789	6.32%	21.57%
2009	0.10%	25,654	13.756266	352,903	6.32%	21.45%
2009	0.25%	35,843	13.639951	488,897	6.32%	21.27%
2008	0.00%	1,313	11.379397	14,941	4.28%	-15.84%
2008	0.10%	15,498	11.326491	175,538	4.28%	-15.93%
2008	0.25%	35,350	11.247576	397,602	4.28%	-16.05%
2008	0.40%	730	11.169222	8,154	4.28%	-16.18%
2007	0.10%	15,834	13.472183	213,319	8.25%	8.22%
2007	0.25%	133,088	13.398414	1,783,168	8.25%	8.06%
2007	0.40%	2,462	13.325057	32,806	8.25%	7.89%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2011	0.00%	171,174	$13.125598	$2,246,761	2.02%	8.52%
2011	0.20%	6,368	13.029662	82,973	2.02%	8.31%
2011	0.25%	28,274	13.005756	367,725	2.02%	8.25%
2010	0.00%	131,526	12.094751	1,590,774	1.34%	9.48%
2010	0.20%	7,458	12.030347	89,722	1.34%	9.26%
2010	0.25%	20,610	12.014282	247,614	1.34%	9.21%
2009	0.00%	41,010	11.047544	453,060	1.82%	4.07%
2009	0.25%	16,785	11.001548	184,661	1.82%	3.81%
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)
2011	0.20%	83	13.507707	1,121	2.65%	27.59%
2011	0.25%	30,544	13.496420	412,235	2.65%	27.52%
2010	0.00%	707	10.601417	7,495	0.84%	6.01%	4/30/2010
2010	0.25%	2,990	10.583624	31,645	0.84%	5.84%	4/30/2010
Low Duration Portfolio -Administrative Class (PMVLDA)
2011	0.00%	543,092	14.389072	7,814,590	1.68%	1.11%
2011	0.10%	143,040	14.255473	2,039,103	1.68%	1.01%
2011	0.20%	1,287,722	14.122982	18,186,475	1.68%	0.91%
2011	0.25%	2,461,331	14.057158	34,599,319	1.68%	0.86%
2010	0.00%	593,471	14.231338	8,445,886	1.64%	5.29%
2010	0.10%	137,386	14.113277	1,938,967	1.64%	5.19%
2010	0.20%	1,420,531	13.996078	19,881,863	1.64%	5.08%
2010	0.25%	2,948,750	13.937807	41,099,108	1.64%	5.03%
2009	0.00%	298,516	13.516257	4,034,819	3.53%	13.32%
2009	0.10%	109,511	13.417547	1,469,369	3.53%	13.20%
2009	0.20%	1,554,752	13.319459	20,708,456	3.53%	13.09%
2009	0.25%	2,339,252	13.270656	31,043,409	3.53%	13.03%
2009	0.40%	9,468	13.125160	124,269	3.53%	12.86%
2008	0.00%	15,497	11.927738	184,844	4.10%	-0.45%
2008	0.10%	85,251	11.852482	1,010,436	4.10%	-0.55%
2008	0.20%	1,648,644	11.777625	19,417,111	4.10%	-0.65%
2008	0.25%	1,211,549	11.740354	14,224,014	4.10%	-0.70%
2008	0.40%	167,038	11.629122	1,942,505	4.10%	-0.85%
2007	0.10%	115,344	11.918100	1,374,681	4.75%	7.27%
2007	0.20%	1,869,506	11.854696	22,162,425	4.75%	7.16%
2007	0.25%	1,853,686	11.823104	21,916,322	4.75%	7.10%
2007	0.40%	189,584	11.728722	2,223,578	4.75%	6.94%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Real Return Portfolio - Administrative Class (PMVRRA)
2011	0.00%	156,159	$18.582806	$2,901,872	2.08%	11.67%
2011	0.10%	960,484	18.410083	17,682,590	2.08%	11.56%
2011	0.20%	1,815,470	18.238767	33,111,934	2.08%	11.45%
2011	0.25%	3,258,425	18.153657	59,152,330	2.08%	11.39%
2010	0.00%	46,129	16.641007	767,633	1.44%	8.11%
2010	0.10%	229,063	16.502776	3,780,175	1.44%	8.00%
2010	0.20%	1,617,090	16.365561	26,464,585	1.44%	7.90%
2010	0.25%	3,631,928	16.297330	59,190,729	1.44%	7.84%
2009	0.00%	17,619	15.392452	271,200	3.17%	18.35%
2009	0.10%	171,544	15.279874	2,621,171	3.17%	18.23%
2009	0.20%	1,055,715	15.168007	16,013,093	3.17%	18.11%
2009	0.25%	3,725,567	15.112339	56,302,031	3.17%	18.05%
2009	0.40%	15,809	14.946401	236,288	3.17%	17.87%
2008	0.00%	1,297	13.006263	16,869	3.55%	-7.02%
2008	0.10%	150,898	12.924061	1,950,215	3.55%	-7.12%
2008	0.20%	817,317	12.842295	10,496,226	3.55%	-7.21%
2008	0.25%	2,758,640	12.801575	35,314,937	3.55%	-7.26%
2008	0.40%	953,934	12.680079	12,095,958	3.55%	-7.40%
2007	0.10%	93,920	13.914414	1,306,842	4.64%	10.53%
2007	0.20%	777,912	13.840237	10,766,486	4.64%	10.42%
2007	0.25%	1,535,174	13.803269	21,190,420	4.64%	10.37%
2007	0.40%	1,489,604	13.692856	20,396,933	4.64%	10.20%
Total Return Portfolio - Administrative Class (PMVTRA)
2011	0.00%	607,433	17.629489	10,708,733	2.62%	3.60%
2011	0.10%	7,698,175	17.465627	134,453,453	2.62%	3.50%
2011	0.20%	5,099,199	17.303112	88,232,011	2.62%	3.40%
2011	0.25%	8,572,880	17.222369	147,645,303	2.62%	3.35%
2010	0.00%	335,164	17.016112	5,703,188	2.37%	8.11%
2010	0.10%	7,893,918	16.874773	133,208,074	2.37%	8.01%
2010	0.20%	4,544,093	16.734465	76,042,965	2.37%	7.90%
2010	0.25%	8,614,973	16.664698	143,565,923	2.37%	7.84%
2009	0.00%	176,178	15.739138	2,772,890	5.33%	14.03%
2009	0.10%	1,021,669	15.624030	15,962,587	5.33%	13.91%
2009	0.20%	4,005,633	15.509642	62,125,934	5.33%	13.80%
2009	0.25%	9,496,915	15.452727	146,753,235	5.33%	13.74%
2009	0.40%	22,586	15.283042	345,183	5.33%	13.57%
2008	0.00%	72,078	13.802824	994,880	4.47%	4.75%
2008	0.10%	1,250,843	13.715592	17,156,052	4.47%	4.64%
2008	0.20%	2,728,440	13.628820	37,185,418	4.47%	4.54%
2008	0.25%	7,835,547	13.585613	106,450,709	4.47%	4.49%
2008	0.40%	621,710	13.456667	8,366,144	4.47%	4.33%
2007	0.10%	832,700	13.106902	10,914,117	4.81%	8.63%
2007	0.20%	3,931,096	13.037033	51,249,828	4.81%	8.52%
2007	0.25%	5,454,364	13.002214	70,918,808	4.81%	8.47%
2007	0.40%	1,905,050	12.898203	24,571,722	4.81%	8.31%
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)
2011	0.00%	107,824	6.783221	731,394	0.27%	-23.40%
2011	0.20%	466	6.725660	3,134	0.27%	-23.55%
2011	0.25%	129,785	6.711325	871,029	0.27%	-23.59%
2010	0.00%	89,814	8.855229	795,324	0.49%	15.89%
2010	0.20%	6,533	8.797643	57,475	0.49%	15.66%
2010	0.25%	131,029	8.783283	1,150,865	0.49%	15.61%
2009	0.00%	38,365	7.640745	293,137	1.20%	74.64%
2009	0.25%	134,639	7.597606	1,022,934	1.20%	74.21%
2008	0.00%	1,435	4.375030	6,278	0.36%	-58.20%
2008	0.25%	32,111	4.361213	140,043	0.36%	-58.31%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)
2011	0.00%	12,611	$20.973952	$264,503	5.26%	-1.67%
2011	0.10%	73,631	20.779227	1,529,995	5.26%	-1.76%
2011	0.20%	166,152	20.586095	3,420,421	5.26%	-1.86%
2011	0.25%	228,056	20.490135	4,672,898	5.26%	-1.91%
2010	0.00%	8,029	21.329223	171,252	5.62%	18.04%
2010	0.10%	65,118	21.152286	1,377,395	5.62%	17.92%
2010	0.20%	264,897	20.976629	5,556,646	5.62%	17.81%
2010	0.25%	266,392	20.889289	5,564,739	5.62%	17.75%
2009	0.00%	6,000	18.069028	108,414	8.34%	60.49%
2009	0.10%	56,238	17.937073	1,008,745	8.34%	60.33%
2009	0.20%	517,292	17.805947	9,210,874	8.34%	60.17%
2009	0.25%	458,604	17.740695	8,135,954	8.34%	60.09%
2008	0.00%	433	11.258511	4,875	8.46%	-35.43%
2008	0.10%	110,077	11.187479	1,231,484	8.46%	-35.49%
2008	0.20%	694,575	11.116824	7,721,468	8.46%	-35.55%
2008	0.25%	254,649	11.081635	2,821,927	8.46%	-35.59%
2008	0.40%	52,370	10.976641	574,847	8.46%	-35.68%
2007	0.10%	100,470	17.342224	1,742,373	5.36%	5.81%
2007	0.20%	507,564	17.249965	8,755,461	5.36%	5.71%
2007	0.25%	195,182	17.203983	3,357,908	5.36%	5.65%
2007	0.40%	179,670	17.066645	3,066,364	5.36%	5.50%
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2011	0.00%	50,439	13.733218	692,690	1.21%	-4.64%
2010	0.00%	54,238	14.401578	781,113	1.61%	14.38%
2009	0.00%	59,317	12.591298	746,878	2.76%	29.81%
2008	0.00%	63,826	9.699626	619,088	2.04%	-38.70%
2007	0.00%	65,188	15.822165	1,031,415	1.43%	-6.04%
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2011	0.00%	59,303	14.744148	874,372	3.34%	-16.93%
2010	0.00%	64,956	17.749703	1,152,950	3.58%	10.03%
2009	0.00%	77,883	16.132414	1,256,441	0.00%	24.63%
2008	0.00%	98,334	12.943794	1,272,815	2.18%	-43.95%
2007	0.00%	132,680	23.093467	3,064,041	2.23%	8.37%
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
2011	0.00%	2	8.535717	17	0.48%	-4.73%
2011	0.20%	112	8.463270	948	0.48%	-4.92%
2011	0.25%	1,139	8.445238	9,619	0.48%	-4.96%
2010	0.20%	23	8.900840	205	0.25%	25.73%
2010	0.25%	847	8.886315	7,527	0.25%	25.67%
2009	0.25%	532	7.071223	3,762	1.78%	31.20%
2008	0.25%	65	5.389467	350	0.00%	-39.51%
Putnam VT Voyager Fund - IB Shares (PVTVB)
2011	0.00%	103,328	14.994106	1,549,311	0.00%	-17.85%
2010	0.00%	84,002	18.251644	1,533,175	1.31%	20.80%
2009	0.00%	89,306	15.109296	1,349,351	0.69%	63.90%
2008	0.00%	54,796	9.218880	505,158	0.00%	-37.03%
2007	0.00%	29,740	14.640393	435,405	0.00%	5.52%
Growth and Income Portfolio - Class I (ACGI)
2011	0.00%	3,029	10.123727	30,665	1.62%	-2.01%
2011	0.20%	6,745	10.090153	68,058	1.62%	-2.20%
2011	0.25%	167,059	10.081770	1,684,250	1.62%	-2.25%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Basic Value Fund - Series I (AVBVI)
2011	0.10%	31,813	$13.081814	$416,172	0.88%	-3.15%
2011	0.20%	10,120	12.960374	131,159	0.88%	-3.24%
2011	0.25%	12,226	12.900080	157,716	0.88%	-3.29%
2010	0.10%	24,967	13.506772	337,224	0.57%	7.24%
2010	0.20%	5,367	13.394748	71,890	0.57%	7.14%
2010	0.25%	18,585	13.339087	247,907	0.57%	7.08%
2009	0.10%	19,823	12.594459	249,660	0.41%	47.85%
2009	0.25%	40,678	12.456759	506,716	0.41%	47.63%
2008	0.00%	322,494	8.572219	2,764,489	0.87%	-51.77%
2008	0.10%	14,438	8.518126	122,985	0.87%	-51.82%
2008	0.25%	65,576	8.437654	553,308	0.87%	-51.89%
2008	0.40%	11,858	8.357923	99,108	0.87%	-51.96%
2007	0.00%	315,430	17.772480	5,605,973	0.59%	1.54%
2007	0.10%	14,780	17.678080	261,282	0.59%	1.44%
2007	0.20%	34,052	17.584241	598,779	0.59%	1.34%
2007	0.25%	74,740	17.537474	1,310,751	0.59%	1.29%
2007	0.40%	16,380	17.397964	284,979	0.59%	1.14%
V.I. Capital Appreciation Fund - Series I (AVCA)
2011	0.00%	63,786	12.681863	808,925	0.16%	-7.91%
2010	0.00%	69,399	13.771185	955,706	0.73%	15.49%
2009	0.00%	77,637	11.924271	925,765	0.59%	21.08%
2008	0.00%	73,269	9.848393	721,582	0.00%	-42.49%
2007	0.00%	101,352	17.125365	1,735,690	0.00%	12.01%
V.I. Capital Development Fund - Series I (AVCDI)
2011	0.00%	128,974	18.079131	2,331,738	0.00%	-7.16%
2011	0.10%	16,279	17.911321	291,578	0.00%	-7.25%
2011	0.20%	6,516	17.745096	115,627	0.00%	-7.34%
2011	0.25%	63,941	17.662531	1,129,360	0.00%	-7.39%
2010	0.00%	137,618	19.473180	2,679,860	0.00%	18.78%
2010	0.10%	17,428	19.311717	336,565	0.00%	18.66%
2010	0.20%	74,958	19.151595	1,435,565	0.00%	18.54%
2010	0.25%	259,349	19.072022	4,946,310	0.00%	18.48%
2009	0.00%	164,731	16.394648	2,700,707	0.00%	42.37%
2009	0.10%	15,032	16.274948	244,645	0.00%	42.23%
2009	0.20%	59,711	16.156149	964,700	0.00%	42.09%
2009	0.25%	303,416	16.097055	4,884,104	0.00%	42.02%
2009	0.40%	535	15.921111	8,518	0.00%	41.80%
2008	0.00%	186,381	11.515462	2,146,263	0.00%	-47.03%
2008	0.10%	18,486	11.442826	211,532	0.00%	-47.08%
2008	0.20%	60,947	11.370648	693,007	0.00%	-47.13%
2008	0.25%	249,314	11.334726	2,825,906	0.00%	-47.16%
2008	0.40%	60,293	11.227657	676,949	0.00%	-47.24%
2007	0.00%	192,610	21.737696	4,186,898	0.00%	10.84%
2007	0.10%	113,300	21.622263	2,449,802	0.00%	10.73%
2007	0.20%	105,866	21.507445	2,276,907	0.00%	10.62%
2007	0.25%	191,752	21.450254	4,113,129	0.00%	10.57%
2007	0.40%	129,860	21.279639	2,763,374	0.00%	10.40%
V.I. High Yield Fund - Series I (AVHY1)
2011	0.00%	43,041	10.726705	461,688	4.07%	0.96%
2011	0.20%	391,627	10.691182	4,186,956	4.07%	0.76%
2011	0.25%	215,058	10.682283	2,297,310	4.07%	0.71%
2010	0.00%	885	10.624548	9,403	8.17%	6.25%	5/3/2010
2010	0.25%	63,440	10.606962	672,906	8.17%	6.07%	5/3/2010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. International Growth Fund - Series I (AVIE)
2011	0.00%	43,155	$17.577932	$758,576	1.56%	-6.74%
2011	0.10%	96,833	17.443806	1,689,136	1.56%	-6.83%
2011	0.20%	717,058	17.310748	12,412,810	1.56%	-6.93%
2011	0.25%	1,182,001	17.244564	20,383,092	1.56%	-6.97%
2010	0.00%	39,185	18.848465	738,577	2.26%	12.86%
2010	0.10%	95,102	18.723325	1,780,626	2.26%	12.75%
2010	0.20%	606,955	18.599074	11,288,801	2.26%	12.64%
2010	0.25%	1,385,053	18.537223	25,675,036	2.26%	12.58%
2009	0.00%	34,545	16.700382	576,915	1.69%	35.24%
2009	0.10%	219,927	16.606084	3,652,126	1.69%	35.11%
2009	0.20%	229,555	16.512357	3,790,494	1.69%	34.97%
2009	0.25%	1,521,302	16.465672	25,049,260	1.69%	34.90%
2009	0.40%	2,280	16.326447	37,224	1.69%	34.70%
2008	0.00%	5,516	12.348500	68,114	0.54%	-40.38%
2008	0.10%	207,823	12.291069	2,554,367	0.54%	-40.44%
2008	0.20%	118,867	12.233919	1,454,209	0.54%	-40.50%
2008	0.25%	1,309,467	12.205427	15,982,604	0.54%	-40.53%
2008	0.40%	203,177	12.120383	2,462,583	0.54%	-40.62%
2007	0.10%	183,632	20.636261	3,789,478	0.53%	14.60%
2007	0.20%	187,080	20.560904	3,846,534	0.53%	14.49%
2007	0.25%	903,590	20.523294	18,544,643	0.53%	14.43%
2007	0.40%	475,710	20.410961	9,709,698	0.53%	14.26%
V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)
2011	0.00%	701	13.517743	9,476	0.39%	-6.38%
2011	0.20%	493	13.340285	6,577	0.39%	-6.56%
2011	0.25%	17,689	13.322532	235,662	0.39%	-6.61%
2010	0.00%	547	14.438615	7,898	1.28%	14.11%
2010	0.20%	222	14.277548	3,170	1.28%	13.88%
2010	0.25%	6,608	14.265646	94,267	1.28%	13.83%
Micro-Cap Portfolio - Investment Class (ROCMC)
2011	0.00%	47,676	24.724626	1,178,771	2.44%	-12.10%
2011	0.10%	129,742	24.495169	3,178,052	2.44%	-12.19%
2011	0.20%	504,985	24.267837	12,254,894	2.44%	-12.28%
2011	0.25%	1,255,233	24.154962	30,320,105	2.44%	-12.32%
2010	0.00%	31,852	28.128399	895,946	1.92%	29.96%
2010	0.10%	126,687	27.895201	3,533,959	1.92%	29.83%
2010	0.20%	343,994	27.663928	9,516,225	1.92%	29.70%
2010	0.25%	1,201,054	27.549005	33,087,843	1.92%	29.64%
2009	0.00%	16,000	21.643845	346,302	0.00%	58.04%
2009	0.10%	126,584	21.485855	2,719,765	0.00%	57.89%
2009	0.20%	478,012	21.329008	10,195,522	0.00%	57.73%
2009	0.25%	1,217,957	21.251012	25,882,819	0.00%	57.65%
2009	0.40%	9,307	21.018795	195,622	0.00%	57.41%
2008	0.00%	3,305	13.694894	45,262	2.44%	-43.27%
2008	0.10%	126,086	13.608530	1,715,845	2.44%	-43.33%
2008	0.20%	526,233	13.522698	7,116,090	2.44%	-43.38%
2008	0.25%	1,056,241	13.479984	14,238,112	2.44%	-43.41%
2008	0.40%	243,108	13.352691	3,246,146	2.44%	-43.50%
2007	0.10%	192,752	24.012175	4,628,395	1.50%	3.87%
2007	0.20%	516,162	23.884685	12,328,367	1.50%	3.77%
2007	0.25%	1,213,818	23.821182	28,914,579	1.50%	3.72%
2007	0.40%	383,860	23.631757	9,071,286	1.50%	3.56%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small-Cap Portfolio - Investment Class (ROCSC)
2011	0.20%	179,386	$11.477349	$2,058,876	0.51%	-3.48%
2011	0.25%	26,186	11.454460	299,946	0.51%	-3.52%
2010	0.20%	24,253	11.890655	288,384	0.13%	20.28%
2010	0.25%	3,479	11.872859	41,306	0.13%	20.22%
2009	0.20%	24,523	9.885736	242,428	0.00%	34.93%
2009	0.25%	3,424	9.875865	33,815	0.00%	34.86%
2008	0.20%	11,031	7.326443	80,818	0.43%	-26.74%	1/2/2008
2008	0.25%	1,007	7.322794	7,374	0.43%	-26.77%	1/2/2008
Blue Chip Growth Portfolio - II (TRBCG2)
2010	0.20%	30,509	12.978284	395,954	0.00%	15.77%
2010	0.25%	4,383	12.941568	56,723	0.00%	15.71%
2009	0.00%	247,600	11.315697	2,801,767	0.00%	41.79%
2009	0.20%	32,437	11.210550	363,637	0.00%	41.51%
2009	0.25%	4,535	11.184427	50,721	0.00%	41.44%
2008	0.00%	273,286	7.980543	2,180,971	0.11%	-42.65%
2008	0.20%	23,532	7.922205	186,425	0.11%	-42.76%
2008	0.25%	2,151	7.907699	17,009	0.11%	-42.79%
2007	0.00%	212,892	13.915435	2,962,485	0.11%	12.49%
Equity Income Portfolio - II (TREI2)
2011	0.00%	77,285	16.702169	1,290,827	1.49%	-1.02%
2011	0.10%	170,630	16.547192	2,823,447	1.49%	-1.12%
2011	0.20%	1,220,543	16.393623	20,009,122	1.49%	-1.22%
2011	0.25%	2,081,555	16.317395	33,965,555	1.49%	-1.27%
2010	0.00%	78,807	16.874180	1,329,804	1.59%	14.74%
2010	0.10%	186,234	16.734289	3,116,494	1.59%	14.63%
2010	0.20%	822,711	16.595545	13,653,337	1.59%	14.51%
2010	0.25%	2,576,571	16.526617	42,582,002	1.59%	14.46%
2009	0.00%	348,107	14.706264	5,119,353	1.81%	25.25%
2009	0.10%	153,172	14.598914	2,236,145	1.81%	25.13%
2009	0.20%	1,596,462	14.492354	23,136,492	1.81%	25.00%
2009	0.25%	2,808,807	14.439362	40,557,381	1.81%	24.94%
2009	0.40%	15,065	14.281536	215,151	1.81%	24.75%
2008	0.00%	345,566	11.741384	4,057,423	2.12%	-36.26%
2008	0.10%	166,121	11.667331	1,938,189	2.12%	-36.33%
2008	0.20%	1,762,229	11.593772	20,430,881	2.12%	-36.39%
2008	0.25%	2,240,330	11.557153	25,891,837	2.12%	-36.42%
2008	0.40%	562,661	11.447985	6,441,335	2.12%	-36.52%
2007	0.00%	342,686	18.422059	6,312,982	1.51%	3.03%
2007	0.10%	160,922	18.324230	2,948,772	1.51%	2.93%
2007	0.20%	1,884,266	18.226974	34,344,467	1.51%	2.82%
2007	0.25%	2,229,008	18.178518	40,520,062	1.51%	2.77%
2007	0.40%	834,360	18.033915	15,046,777	1.51%	2.62%
Health Sciences Portfolio - II (TRHS2)
2011	0.00%	187,535	11.910614	2,233,657	0.00%	10.39%
2011	0.20%	267,658	11.815879	3,162,615	0.00%	10.17%
2011	0.25%	39,071	11.792318	460,738	0.00%	10.11%
2010	0.00%	59,497	10.790053	641,976	0.00%	15.31%
2010	0.20%	148,647	10.725614	1,594,330	0.00%	15.08%
2010	0.25%	21,321	10.709560	228,339	0.00%	15.02%
2009	0.20%	147,391	9.320531	1,373,762	0.00%	31.09%
2009	0.25%	20,581	9.311233	191,634	0.00%	31.03%
2008	0.20%	163,681	7.109924	1,163,759	0.00%	-28.90%	1/2/2008
2008	0.25%	14,944	7.106377	106,198	0.00%	-28.94%	1/2/2008
Limited-Term Bond Portfolio (TRLT1)
2011	0.00%	1,539	10.123073	15,579	2.33%	1.60%
2011	0.20%	12,453	10.101163	125,790	2.33%	1.40%
2011	0.25%	25,033	10.095672	252,725	2.33%	1.35%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Limited-Term Bond Portfolio - II (TRLT2)
2008	0.00%	177,875	$11.230967	$1,997,708	3.75%	1.31%
2007	0.00%	97,460	11.086232	1,080,464	4.06%	5.23%
Mid-Cap Growth Portfolio - II (TRMCG2)
2011	0.10%	117,041	25.974820	3,040,119	0.00%	-1.62%
2011	0.20%	205,268	25.733750	5,282,315	0.00%	-1.72%
2011	0.25%	689,988	25.614079	17,673,407	0.00%	-1.77%
2010	0.10%	106,889	26.402453	2,822,132	0.00%	27.65%
2010	0.20%	157,925	26.183527	4,135,034	0.00%	27.52%
2010	0.25%	589,794	26.074777	15,378,747	0.00%	27.46%
2009	0.10%	83,827	20.683485	1,733,834	0.00%	45.22%
2009	0.20%	266,361	20.532481	5,469,052	0.00%	45.07%
2009	0.25%	665,706	20.457409	13,618,620	0.00%	45.00%
2008	0.10%	97,962	14.242855	1,395,259	0.00%	-40.00%
2008	0.20%	302,266	14.153026	4,277,979	0.00%	-40.06%
2008	0.25%	681,051	14.108326	9,608,490	0.00%	-40.09%
2007	0.10%	118,598	23.736199	2,815,066	0.00%	17.11%
2007	0.20%	283,588	23.610164	6,695,559	0.00%	16.99%
2007	0.25%	726,466	23.547392	17,106,380	0.00%	16.93%
2007	0.40%	34,870	23.360091	814,566	0.00%	16.75%
New America Growth Portfolio (TRNAG1)
2011	0.00%	105,394	15.118123	1,593,359	0.22%	-1.07%
2011	0.10%	110,249	15.002759	1,654,039	0.22%	-1.17%
2011	0.20%	247,318	14.888293	3,682,143	0.22%	-1.27%
2011	0.25%	1,020,263	14.831357	15,131,885	0.22%	-1.32%
2010	0.00%	39,759	15.281652	607,583	0.22%	19.65%
2010	0.10%	74,949	15.180193	1,137,740	0.22%	19.53%
2010	0.20%	150,190	15.079403	2,264,776	0.22%	19.41%
2010	0.25%	1,088,062	15.029245	16,352,750	0.22%	19.35%
2009	0.00%	19,557	12.771923	249,780	0.00%	49.76%
2009	0.10%	67,015	12.699803	851,077	0.00%	49.62%
2009	0.20%	107,004	12.628086	1,351,256	0.00%	49.47%
2009	0.25%	875,288	12.592384	11,021,963	0.00%	49.39%
2009	0.40%	2,068	12.485874	25,821	0.00%	49.17%
2008	0.10%	52,850	8.488305	448,607	0.00%	-38.30%
2008	0.20%	83,615	8.448808	706,447	0.00%	-38.37%
2008	0.25%	307,465	8.429140	2,591,666	0.00%	-38.40%
2008	0.40%	481,319	8.370383	4,028,824	0.00%	-38.49%
2007	0.10%	25,334	13.758234	348,551	0.00%	13.67%
2007	0.20%	299,098	13.707959	4,100,023	0.00%	13.55%
2007	0.25%	194,180	13.682900	2,656,946	0.00%	13.49%
2007	0.40%	536,034	13.607980	7,294,340	0.00%	13.32%
Personal Strategy Balanced Portfolio (TRPSB1)
2011	0.00%	26,377	11.440995	301,779	2.23%	-0.32%
2011	0.20%	4,926	11.324676	55,785	2.23%	-0.52%
2011	0.25%	230,100	11.295758	2,599,154	2.23%	-0.57%
2010	0.00%	22,601	11.478195	259,419	2.69%	13.71%
2010	0.20%	275	11.384193	3,131	2.69%	13.48%
2010	0.25%	108,242	11.360802	1,229,716	2.69%	13.43%
2009	0.00%	2,569	10.094281	25,932	2.19%	32.12%
2009	0.25%	42,706	10.016034	427,745	2.19%	31.79%
2008	0.00%	7,764	7.640233	59,319	2.80%	-29.88%
2008	0.25%	47,397	7.599968	360,216	2.80%	-30.06%
2008	0.40%	143	7.575907	1,083	2.80%	-30.16%
2007	0.25%	5,720	10.865761	62,152	1.34%	7.34%
2007	0.40%	340	10.847653	3,688	1.34%	7.18%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2011	0.00%	259,894	$25.434462	$6,610,264	1.02%	-25.74%
2011	0.10%	132,103	34.359714	4,539,021	1.02%	-25.81%
2011	0.20%	61,605	31.635035	1,948,876	1.02%	-25.89%
2011	0.25%	47,069	31.460137	1,480,797	1.02%	-25.92%
2010	0.00%	307,064	34.249232	10,516,706	0.62%	26.84%
2010	0.10%	119,267	46.313968	5,523,728	0.62%	26.71%
2010	0.20%	68,475	42.683992	2,922,786	0.62%	26.59%
2010	0.25%	48,048	42.469224	2,040,561	0.62%	26.52%
2009	0.00%	363,631	27.002169	9,818,826	0.16%	113.17%
2009	0.10%	130,675	36.550513	4,776,238	0.16%	112.96%
2009	0.20%	78,529	33.719407	2,647,951	0.16%	112.75%
2009	0.25%	52,024	33.566508	1,746,264	0.16%	112.64%
2008	0.00%	379,342	12.666688	4,805,007	0.00%	-64.78%
2008	0.10%	96,284	17.162939	1,652,516	0.00%	-64.81%
2008	0.20%	70,043	15.849346	1,110,136	0.00%	-64.85%
2008	0.25%	73,280	15.785351	1,156,751	0.00%	-64.87%
2007	0.00%	517,190	35.963363	18,599,892	0.40%	37.61%
2007	0.10%	94,388	48.778177	4,604,075	0.40%	37.48%
2007	0.20%	66,494	45.090153	2,998,225	0.40%	37.34%
2007	0.25%	105,400	44.930650	4,735,691	0.40%	37.27%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2011	0.00%	273,569	36.631842	10,021,336	1.14%	-16.45%
2011	0.10%	374,493	50.809106	19,027,655	1.14%	-16.53%
2011	0.20%	260,697	43.110971	11,238,901	1.14%	-16.62%
2011	0.25%	188,442	42.872735	8,079,024	1.14%	-16.66%
2010	0.00%	273,628	43.844278	11,997,022	0.34%	29.23%
2010	0.10%	373,992	60.873685	22,766,271	0.34%	29.11%
2010	0.20%	277,177	51.702291	14,330,686	0.34%	28.98%
2010	0.25%	184,024	51.442267	9,466,612	0.34%	28.91%
2009	0.00%	317,923	33.926069	10,785,878	0.25%	57.54%
2009	0.10%	104,417	47.150241	4,923,287	0.25%	57.38%
2009	0.20%	189,232	40.086483	7,585,645	0.25%	57.22%
2009	0.25%	175,560	39.904798	7,005,686	0.25%	57.14%
2009	0.40%	2,185	32.178659	70,310	0.25%	56.91%
2008	0.00%	387,879	21.535500	8,353,168	0.27%	-46.12%
2008	0.10%	84,350	29.959857	2,527,114	0.27%	-46.18%
2008	0.20%	129,114	25.496953	3,292,014	0.27%	-46.23%
2008	0.25%	133,086	25.394095	3,379,599	0.27%	-46.26%
2008	0.40%	6,726	20.508184	137,938	0.27%	-46.34%
2007	0.00%	416,768	39.972562	16,659,285	0.11%	45.36%
2007	0.10%	99,614	55.665036	5,545,017	0.11%	45.21%
2007	0.20%	81,432	47.420563	3,861,551	0.11%	45.06%
2007	0.25%	170,146	47.252962	8,039,902	0.11%	44.99%
2007	0.40%	6,820	38.218809	260,652	0.11%	44.77%
Vanguard(R) Variable Insurance Funds - Balanced Portfolio (VVB)
2011	0.20%	278,075	10.915265	3,035,262	2.26%	3.49%
2011	0.25%	40,591	10.893500	442,178	2.26%	3.44%
2010	0.20%	159,013	10.546985	1,677,108	2.90%	10.79%
2010	0.25%	22,808	10.531205	240,196	2.90%	10.74%
2009	0.20%	127,334	9.519394	1,212,143	4.83%	22.66%
2009	0.25%	17,780	9.509907	169,086	4.83%	22.60%
2008	0.20%	109,081	7.761012	846,579	0.00%	-22.39%	1/2/2008
2008	0.25%	9,959	7.757156	77,254	0.00%	-22.43%	1/2/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Vanguard(R) Variable Insurance Funds - Diversified Value Portfolio (VVDV)
2011	0.20%	208,325	$9.271686	$1,931,524	1.77%	3.71%
2011	0.25%	30,410	9.253188	281,389	1.77%	3.66%
2010	0.20%	166,695	8.939847	1,490,228	2.69%	9.11%
2010	0.25%	23,910	8.926459	213,432	2.69%	9.06%
2009	0.20%	175,071	8.193060	1,434,367	3.85%	26.67%
2009	0.25%	24,446	8.184883	200,088	3.85%	26.61%
2008	0.20%	143,388	6.467982	927,431	0.00%	-35.32%	1/2/2008
2008	0.25%	13,091	6.464759	84,630	0.00%	-35.35%	1/2/2008
Vanguard(R) Variable Insurance Funds - International Portfolio (VVI)
2011	0.20%	440,376	7.856392	3,459,766	1.43%	-13.71%
2011	0.25%	64,283	7.840712	504,024	1.43%	-13.75%
2010	0.20%	421,970	9.104558	3,841,850	1.67%	15.49%
2010	0.25%	60,536	9.090922	550,328	1.67%	15.43%
2009	0.20%	410,028	7.883310	3,232,378	3.47%	42.50%
2009	0.25%	57,254	7.875437	450,900	3.47%	42.43%
2008	0.20%	356,354	5.532166	1,971,409	0.00%	-44.68%	1/2/2008
2008	0.25%	32,536	5.529407	179,905	0.00%	-44.71%	1/2/2008
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)
2011	0.20%	638,998	10.097955	6,452,573	1.09%	-2.23%
2011	0.25%	93,276	10.077827	940,019	1.09%	-2.28%
2010	0.20%	763,575	10.328493	7,886,579	0.86%	25.12%
2010	0.25%	109,541	10.313041	1,129,701	0.86%	25.06%
2009	0.20%	342,621	8.254974	2,828,327	1.64%	40.09%
2009	0.25%	47,841	8.246745	394,533	1.64%	40.02%
2008	0.20%	301,906	5.892524	1,778,988	0.00%	-41.07%	1/2/2008
2008	0.25%	27,909	5.889589	164,373	0.00%	-41.10%	1/2/2008
Vanguard(R) Variable Insurance Funds - REIT Index Portfolio (VVREI)
2011	0.20%	121,056	11.221552	1,358,436	2.09%	8.22%
2011	0.25%	17,645	11.215498	197,897	2.09%	8.17%
2010	0.20%	176,817	10.369043	1,833,423	0.00%	3.69%	12/1/2010
2010	0.25%	25,325	10.368617	262,585	0.00%	3.69%	12/1/2010
Vanguard(R) Variable Insurance Funds - Short-Term Investment-Grade Portfolio (VVSTC)
2011	0.20%	340,653	11.651689	3,969,183	3.06%	1.81%
2011	0.25%	49,726	11.628465	578,237	3.06%	1.76%
2010	0.20%	271,236	11.444105	3,104,053	2.88%	5.01%
2010	0.25%	38,912	11.426982	444,647	2.88%	4.96%
2009	0.20%	278,059	10.898210	3,030,345	3.71%	13.63%
2009	0.25%	38,826	10.887347	422,712	3.71%	13.57%
2008	0.20%	223,003	9.590829	2,138,784	0.00%	-4.09%	1/2/2008
2008	0.25%	20,361	9.586056	195,182	0.00%	-4.14%	1/2/2008
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)
2011	0.20%	505,956	10.697615	5,412,522	4.18%	7.44%
2011	0.25%	73,748	10.691844	788,502	4.18%	7.38%
2010	0.20%	719,981	9.957077	7,168,906	0.00%	-0.43%	12/1/2010
2010	0.25%	103,135	9.956666	1,026,881	0.00%	-0.43%	12/1/2010
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2011	0.00%	748,836	10.598470	7,936,516	1.05%	-7.21%
2011	0.20%	120,081	10.508616	1,261,885	1.05%	-7.39%
2011	0.25%	183,861	10.486248	1,928,012	1.05%	-7.44%
2010	0.00%	503,668	11.421435	5,752,611	1.09%	8.67%
2010	0.20%	1,589	11.347238	18,031	1.09%	8.46%
2010	0.25%	219,804	11.328745	2,490,103	1.09%	8.40%
2009	0.00%	287,483	10.509760	3,021,377	0.13%	25.05%
2009	0.25%	146,447	10.450534	1,530,449	0.13%	24.73%
2008	0.00%	9,046	8.404777	76,030	1.01%	-25.79%
2008	0.25%	36,675	8.378314	307,275	1.01%	-25.98%
2008	0.40%	795	8.362478	6,648	1.01%	-26.09%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2011	0.00%	14,516	$14.437370	$209,573	0.43%	2.12%
2011	0.10%	70,006	14.341473	1,003,989	0.43%	2.02%
2011	0.20%	13,379	14.246224	190,600	0.43%	1.92%
2011	0.25%	53,067	14.198847	753,490	0.43%	1.87%
2010	0.00%	10,396	14.137204	146,970	0.58%	12.58%
2010	0.10%	48,419	14.057322	680,641	0.58%	12.47%
2010	0.20%	2,258	13.977904	31,562	0.58%	12.36%
2010	0.25%	43,733	13.938364	609,566	0.58%	12.30%
2009	0.00%	9,754	12.557495	122,486	0.37%	27.07%
2009	0.10%	37,585	12.499017	469,776	0.37%	26.95%
2009	0.25%	28,728	12.411842	356,567	0.37%	26.76%
2008	0.10%	21,448	9.845881	211,174	0.00%	-36.34%
2008	0.25%	42,971	9.791882	420,767	0.00%	-36.43%
2008	0.40%	229	9.738174	2,230	0.00%	-36.53%
2007	0.10%	12,832	15.110144	193,893	0.00%	22.80%
2007	0.25%	2,806	15.049872	43,230	0.00%	22.61%
2007	0.40%	24	14.989837	360	0.00%	22.43%
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2011	0.00%	57,695	13.406856	773,509	0.77%	5.01%
2011	0.10%	63,865	13.317784	850,540	0.77%	4.90%
2011	0.20%	7,016	13.229310	92,817	0.77%	4.80%
2011	0.25%	77,067	13.185267	1,016,149	0.77%	4.75%
2010	0.00%	26,415	12.767438	337,252	2.03%	28.51%
2010	0.10%	27,301	12.695262	346,593	2.03%	28.38%
2010	0.20%	4,295	12.623516	54,218	2.03%	28.25%
2010	0.25%	62,625	12.587772	788,309	2.03%	28.19%
2009	0.00%	10,737	9.935185	106,674	2.78%	23.62%
2009	0.10%	29,857	9.888874	295,252	2.78%	23.50%
2009	0.25%	48,451	9.819846	475,781	2.78%	23.31%
2008	0.00%	193	8.036688	1,551	0.94%	-36.03%
2008	0.10%	25,624	8.007242	205,178	0.94%	-36.10%
2008	0.25%	5,538	7.963301	44,101	0.94%	-36.20%
2008	0.40%	574	7.919581	4,546	0.94%	-36.29%
2007	0.10%	5,798	12.530753	72,653	1.28%	-16.15%
2007	0.25%	3,926	12.480780	49,000	1.28%	-16.28%
2007	0.40%	2,396	12.430983	29,785	1.28%	-16.40%
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2011	0.00%	36,947	10.300580	380,576	0.00%	-5.77%
2011	0.20%	76,080	10.213184	777,019	0.00%	-5.96%
2011	0.25%	124,700	10.191472	1,270,877	0.00%	-6.00%
2010	0.00%	7,021	10.930985	76,746	0.00%	12.75%
2010	0.20%	132	10.859919	1,434	0.00%	12.53%
2010	0.25%	117,513	10.842237	1,274,104	0.00%	12.47%
2009	0.00%	4,290	9.694632	41,590	0.00%	43.84%
2009	0.25%	103,724	9.639961	999,895	0.00%	43.48%
2008	0.00%	3,163	6.739848	21,318	0.00%	-33.89%
2008	0.25%	95,158	6.718607	639,329	0.00%	-34.05%
2008	0.40%	609	6.705890	4,084	0.00%	-34.15%
2007	0.25%	448	10.188127	4,564	0.00%	1.88%	9/27/2007

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2011	0.00%	287,967	$10.454971	$3,010,687	0.00%	0.42%
2011	0.10%	29,156	10.410540	303,530	0.00%	0.32%
2011	0.20%	755	10.366304	7,827	0.00%	0.22%
2011	0.25%	184,638	10.344211	1,909,934	0.00%	0.17%
2010	0.00%	229,478	10.410941	2,389,082	0.00%	35.54%
2010	0.10%	31,322	10.377053	325,030	0.00%	35.41%
2010	0.20%	346	10.343273	3,579	0.00%	35.27%
2010	0.25%	147,998	10.326390	1,528,285	0.00%	35.20%
2009	0.00%	169,734	7.681010	1,303,729	0.00%	40.30%
2009	0.10%	30,327	7.663653	232,416	0.00%	40.16%
2009	0.25%	43,498	7.637661	332,223	0.00%	39.95%
2008	0.00%	97,543	5.474555	534,005	0.00%	-44.36%
2008	0.10%	35,560	5.467646	194,429	0.00%	-44.41%
2008	0.25%	42,095	5.457284	229,724	0.00%	-44.50%
2008	0.40%	162	5.446950	882	0.00%	-44.58%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2011	0.00%	4	15.059998	60	0.16%	-5.52%
2011	0.10%	132,129	14.885276	1,966,777	0.16%	-5.61%
2011	0.20%	106,635	14.712613	1,568,879	0.16%	-5.71%
2011	0.25%	312,720	14.626997	4,574,155	0.16%	-5.75%
2010	0.00%	4	15.939710	64	0.78%	23.76%
2010	0.10%	145,576	15.770532	2,295,811	0.78%	23.63%
2010	0.20%	144,720	15.603173	2,258,091	0.78%	23.51%
2010	0.25%	279,659	15.520123	4,340,342	0.78%	23.45%
2009	0.00%	4	12.880035	52	0.00%	47.74%
2009	0.10%	180,073	12.756058	2,297,022	0.00%	47.59%
2009	0.20%	162,688	12.633308	2,055,288	0.00%	47.44%
2009	0.25%	315,434	12.572347	3,965,746	0.00%	47.37%
2008	0.00%	966,983	8.718261	8,430,410	1.86%	-40.10%
2008	0.10%	184,457	8.642979	1,594,258	1.86%	-40.16%
2008	0.20%	117,180	8.568374	1,004,042	1.86%	-40.22%
2008	0.25%	331,868	8.531293	2,831,263	1.86%	-40.25%
2007	0.00%	1,129,684	14.553953	16,441,368	0.61%	6.63%
2007	0.10%	224,604	14.442760	3,243,902	0.61%	6.53%
2007	0.20%	154,478	14.332457	2,214,049	0.61%	6.42%
2007	0.25%	358,194	14.277593	5,114,148	0.61%	6.37%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2011	0.00%	220,980	10.406273	2,299,578	0.00%	-4.60%
2011	0.20%	240,548	10.317983	2,481,970	0.00%	-4.79%
2011	0.25%	506,120	10.296017	5,211,020	0.00%	-4.83%
2010	0.00%	207,689	10.907631	2,265,395	0.00%	26.77%
2010	0.20%	8,178	10.836693	88,622	0.00%	26.52%
2010	0.25%	412,207	10.819018	4,459,675	0.00%	26.46%
2009	0.00%	135,128	8.604153	1,162,662	0.00%	52.64%
2009	0.25%	298,197	8.555599	2,551,254	0.00%	52.26%
2008	0.00%	3,856	5.636741	21,735	0.00%	-41.42%
2008	0.25%	125,618	5.618956	705,842	0.00%	-41.57%
2008	0.40%	1,113	5.608316	6,242	0.00%	-41.66%
AllianceBernstein NVIT Global Fixed Income Fund - Class III(obsolete) (NVAGF3)
2010	0.00%	31,818	12.359941	393,269	5.84%	8.24%
2009	0.00%	23,143	11.419071	264,272	5.26%	14.19%	5/1/2009
Clover Value Fund II - Primary Shares(obsolete) (FALF)
2009	0.00%	15,949	11.641309	185,667	2.79%	14.72%
2008	0.00%	18,003	10.147874	182,692	1.86%	-33.79%
2007	0.00%	18,632	15.327257	285,577	1.51%	-9.66%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Credit Suisse Trust- International Equity Flex III Portfolio(obsolete) (CSIEF3)
2010	0.00%	27,195	$11.345188	$308,532	0.11%	12.23%
2010	0.10%	59,479	11.333247	674,090	0.11%	12.12%
2010	0.25%	2,673	11.315359	30,246	0.11%	11.95%
2009	0.00%	28,749	10.108851	290,619	0.00%	1.09%	12/11/2009
2009	0.10%	11,666	10.108299	117,923	0.00%	1.08%	12/11/2009
2009	0.25%	5,543	10.107469	56,026	0.00%	1.07%	12/11/2009
Gartmore NVIT Global Utilities Fund - Class I(obsolete) (GVGU1)
2009	0.00%	91,226	17.873386	1,630,518	3.96%	8.01%
2009	0.10%	30,519	17.736871	541,312	3.96%	7.90%
2009	0.25%	35,222	17.534069	617,585	3.96%	7.74%
2008	0.00%	121,284	16.548066	2,007,016	3.05%	-32.94%
2008	0.10%	36,003	16.438112	591,821	3.05%	-33.01%
2008	0.25%	32,066	16.274553	521,860	3.05%	-33.11%
2007	0.00%	177,796	24.676248	4,387,338	2.57%	20.43%
2007	0.10%	44,916	24.536865	1,102,098	2.57%	20.31%
2007	0.25%	27,478	24.329252	668,519	2.57%	20.13%
Gartmore NVIT Worldwide Leaders Fund - Class I (obsolete) (GEF)
2010	0.00%	195,615	17.098317	3,344,687	1.02%	11.46%
2010	0.10%	45,228	13.742313	621,537	1.02%	11.35%
2010	0.20%	2,064	13.468298	27,799	1.02%	11.24%
2010	0.25%	14,874	13.400531	199,319	1.02%	11.18%
2009	0.00%	206,712	15.340444	3,171,054	1.06%	25.00%
2009	0.10%	47,322	12.341792	584,038	1.06%	24.88%
2009	0.25%	13,605	12.052893	163,980	1.06%	24.69%
2008	0.00%	216,990	12.271930	2,662,886	0.73%	-44.34%
2008	0.10%	54,435	9.882968	537,979	0.73%	-44.40%
2008	0.25%	13,713	9.666117	132,551	0.73%	-44.48%
2007	0.00%	250,388	22.048358	5,520,644	0.41%	19.90%
2007	0.10%	109,004	17.774048	1,937,442	0.41%	19.78%
2007	0.25%	14,992	17.410223	261,014	0.41%	19.60%
Gartmore NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.00%	264	14.935320	3,943	0.79%	11.36%
2009	0.00%	1,087	13.411529	14,578	1.12%	34.12%	5/1/2009
Insurance Trust - Insurance Trust Diversified Mid Cap Value Portfolio 1 (obsolete) (OGMVP)
2008	0.10%	4,372	12.612983	55,144	1.51%	-35.55%
2008	0.20%	6,347	12.533943	79,553	1.51%	-35.61%
2007	0.10%	4,412	19.569601	86,341	1.87%	0.82%
2007	0.20%	6,420	19.466479	124,975	1.87%	0.71%
International Equity Flex I Portfolio (obsolete) (WIEP)
2009	0.00%	93	13.330928	1,240	0.66%	22.20%
2008	0.00%	96,326	10.909328	1,050,852	1.75%	-41.03%
2008	0.25%	9,109	9.166659	83,499	1.75%	-41.18%
2007	0.00%	116,860	18.501094	2,162,038	1.09%	16.60%
2007	0.25%	10,580	15.584704	164,886	1.09%	16.30%
International Equity Flex II Portfolio (obsolete) (WVCP)
2009	0.00%	20	10.138334	203	2.62%	30.47%
2008	0.00%	33,935	7.770427	263,689	1.69%	-46.75%
2008	0.25%	5,184	5.551756	28,780	1.69%	-46.89%
2007	0.00%	38,516	14.592824	562,057	0.00%	-3.96%
2007	0.25%	6,308	10.452361	65,933	0.00%	-4.20%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.00%	757,878	$10.568294	$8,009,478	2.70%	-25.55%
2008	0.10%	48,246	9.589808	462,670	2.70%	-25.62%
2008	0.20%	104,098	9.695696	1,009,303	2.70%	-25.70%
2008	0.25%	108,297	9.656587	1,045,779	2.70%	-25.73%
2007	0.00%	856,726	14.194595	12,160,879	2.16%	4.63%
2007	0.10%	83,510	12.893261	1,076,716	2.16%	4.52%
2007	0.20%	140,532	13.048688	1,833,758	2.16%	4.41%
2007	0.25%	182,240	13.002564	2,369,587	2.16%	4.36%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares(obsolete) (JARLCS)
2008	0.00%	33,622	12.013653	403,923	0.75%	-36.24%
2007	0.00%	26,988	18.842190	508,513	0.49%	6.13%
Market Opportunity Fund II - Service Shares(obsolete) (FVMOS)
2009	0.00%	71,443	10.283025	734,650	1.47%	1.28%
2008	0.00%	76,516	10.152569	776,834	1.01%	-0.86%
2007	0.00%	4,512	10.240958	46,207	1.07%	-1.48%
NVIT Global Financial Services Fund - Class I(obsolete) (GVGF1)
2009	0.00%	81,891	13.889643	1,137,437	1.15%	31.75%
2009	0.10%	49,431	13.783502	681,332	1.15%	31.62%
2009	0.25%	26,749	13.625762	364,476	1.15%	31.42%
2008	0.00%	94,761	10.542078	998,978	1.83%	-46.27%
2008	0.10%	40,964	10.471992	428,975	1.83%	-46.33%
2008	0.25%	36,230	10.367711	375,622	1.83%	-46.41%
2007	0.00%	93,918	19.621675	1,842,828	3.45%	-1.05%
2007	0.10%	104,978	19.510815	2,048,206	3.45%	-1.15%
2007	0.25%	38,992	19.345657	754,326	3.45%	-1.30%
NVIT Health Sciences Fund - Class I(obsolete) (GVGH1)
2009	0.00%	62,420	13.810897	862,076	0.29%	19.16%
2009	0.10%	90,762	13.705345	1,243,925	0.29%	19.04%
2009	0.25%	57,752	13.548576	782,457	0.29%	18.87%
2008	0.00%	84,235	11.589966	976,281	0.26%	-25.21%
2008	0.10%	81,523	11.512893	938,566	0.26%	-25.29%
2008	0.25%	59,035	11.398285	672,898	0.26%	-25.40%
2008	0.40%	207	11.284830	2,336	0.26%	-25.51%
2007	0.00%	101,446	15.497697	1,572,179	0.07%	13.16%
2007	0.10%	52,696	15.410067	812,049	0.07%	13.05%
2007	0.20%	90,084	15.322977	1,380,355	0.07%	12.93%
2007	0.25%	57,456	15.279611	877,905	0.07%	12.88%
2007	0.40%	2,882	15.150267	43,663	0.07%	12.71%
NVIT Health Sciences Fund - Class III(obsolete) (GVGHS)
2009	0.00%	222,948	11.124833	2,480,259	0.28%	19.11%
2008	0.00%	260,983	9.339799	2,437,529	0.29%	-25.23%
2007	0.00%	210,752	12.491648	2,632,640	0.07%	13.23%
NVIT Leaders Fund - Class I(obsolete) (GVUS1)
2009	0.00%	46,260	12.049802	557,424	0.84%	33.79%
2009	0.10%	40,684	11.957718	486,488	0.84%	33.65%
2008	0.00%	67,331	9.006647	606,427	0.76%	-49.91%
2008	0.10%	42,776	8.946759	382,707	0.76%	-49.96%
2008	0.25%	132	8.857680	1,169	0.76%	-50.03%
2007	0.00%	89,306	17.979434	1,605,671	1.24%	11.56%
2007	0.10%	44,572	17.877821	796,850	1.24%	11.45%
2007	0.25%	3,872	17.726502	68,637	1.24%	11.28%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.00%	749,875	$9.006596	$6,753,821	0.00%	-46.11%
2008	0.10%	137,374	6.935563	952,766	0.00%	-46.17%
2008	0.25%	42,806	5.588576	239,225	0.00%	-46.25%
2007	0.00%	898,950	16.713321	15,024,440	0.00%	9.01%
2007	0.10%	104,616	12.883089	1,347,777	0.00%	8.91%
2007	0.25%	111,508	10.396626	1,159,307	0.00%	8.74%
NVIT Technology & Communications Fund - Class I(obsolete) (GGTC)
2009	0.00%	235,876	3.325931	784,507	0.00%	52.47%
2009	0.10%	226,699	3.295310	747,043	0.00%	52.31%
2009	0.20%	371,260	3.264934	1,212,139	0.00%	52.16%
2009	0.25%	481,326	3.249860	1,564,242	0.00%	52.09%
2008	0.00%	286,434	2.181418	624,832	0.00%	-48.57%
2008	0.10%	259,568	2.163493	561,574	0.00%	-48.62%
2008	0.20%	338,127	2.145696	725,518	0.00%	-48.67%
2008	0.25%	424,273	2.136859	906,612	0.00%	-48.70%
2008	0.40%	3,131	2.110566	6,608	0.00%	-48.78%
2007	0.00%	400,856	4.241547	1,700,250	0.00%	20.09%
2007	0.10%	257,506	4.210915	1,084,336	0.00%	19.97%
2007	0.20%	380,790	4.180465	1,591,879	0.00%	19.85%
2007	0.25%	519,226	4.165338	2,162,752	0.00%	19.79%
2007	0.40%	80,076	4.120279	329,935	0.00%	19.61%
NVIT Technology & Communications Fund - Class III(obsolete) (GGTC3)
2009	0.00%	200,315	12.888766	2,581,813	0.00%	52.44%
2008	0.00%	177,753	8.454726	1,502,853	0.00%	-48.59%
2007	0.00%	249,550	16.444438	4,103,710	0.00%	20.19%
NVIT U.S. Growth Leaders Fund - Class I(obsolete) (GVUG1)
2009	0.00%	134,485	14.212216	1,911,330	0.00%	25.84%
2009	0.10%	56,812	14.103668	801,258	0.00%	25.71%
2008	0.00%	204,284	11.293974	2,307,178	0.00%	-41.29%
2008	0.10%	75,068	11.218926	842,182	0.00%	-41.35%
2008	0.25%	68,398	11.107192	759,710	0.00%	-41.44%
2007	0.00%	231,876	19.237188	4,460,642	0.00%	22.49%
2007	0.10%	147,470	19.128541	2,820,886	0.00%	22.36%
2007	0.25%	71,458	18.966559	1,355,312	0.00%	22.18%
Putnam VT OTC & Emerging Growth Fund - IB Shares (obsolete) (PVOEGB)
2008	0.20%	5,847	5.470558	31,986	0.00%	-45.29%	1/2/2008
2008	0.25%	533	5.467827	2,914	0.00%	-45.32%	1/2/2008
Putnam VT Vista Fund - IB Shares(obsolete) (PVVIB)
2009	0.20%	5,870	13.767109	80,813	0.00%	37.67%	2/6/2009
2009	0.25%	797	14.151257	11,279	0.00%	41.51%	2/13/2009
U.S. Equity Flex I Portfolio(obsolete) (WSCP)
2010	0.00%	91,046	12.448619	1,133,397	0.26%	14.46%
2009	0.00%	100,191	10.876108	1,089,688	0.00%	8.76%	10/2/2009
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.00%	72,061	11.767861	848,004	3.07%	-36.19%
2008	0.10%	11,493	10.447694	120,075	3.07%	-36.25%
2007	0.00%	87,284	18.440646	1,609,573	1.30%	1.79%
2007	0.25%	3,478	14.931536	51,932	1.30%	1.53%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series II -Strategic Value VIP - Class B(obsolete) (SVSHEB)
2010	0.20%	8,894	$8.241888	$73,303	1.79%	11.91%
2010	0.25%	15,449	8.222631	127,031	1.79%	11.85%
2009	0.25%	68,810	7.351304	505,843	4.46%	24.63%
2008	0.25%	88,068	5.898673	519,484	2.32%	-46.29%
2008	0.40%	6,289	5.875072	36,948	2.32%	-46.38%
2007	0.25%	66,654	10.983369	732,085	0.92%	-2.43%
2007	0.40%	1,088	10.955918	11,920	0.92%	-2.58%

2011	Contract owners equity:				$3,792,718,355
2010	Contract owners equity:				$4,097,345,784
2009	Contract owners equity:				$3,763,821,378
2008	Contract owners equity:				$3,233,903,295
2007	Contract owners equity:				$4,818,129,455

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.
Unassociated Document
Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2011 and 2010, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2011. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2012

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2011	2010	2009

Revenues
Policy charges	$ 1,506	$ 1,399	$ 1,245
Premiums	531	484	470
Net investment income	1,844	1,825	1,879
Net realized investment (losses) gains	(1,609)	(236)	454
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(162)	(394)	(992)
Non-credit portion of loss recognized in other comprehensive income	95	174	417
Net other-than-temporary impairment losses recognized in earnings	(67)	(220)	(575)
Other revenues	3	2	(4)
Total revenues	$ 2,208	3,254	3,469

Benefits and expenses
Interest credited to policyholder account values	$ 1,033	$ 1,056	$ 1,100
Benefits and claims	1,062	873	812
Policyholder dividends	67	78	87
Amortization of deferred policy acquisition costs	76	396	466
Amortization of value of business acquired and other intangible assets	11	18	63
Interest expense	70	55	55
Other expenses, net of deferrals	609	574	579
Total benefits and expenses	$ 2,928	3,050	3,162

(Loss) income before federal income taxes and noncontrolling interests	$ (720)	$ 204	$ 307
Federal income tax (benefit) expense	(382)	24	48
Net (loss) income	$ (338)	$ 180	$ 259
Less: Net loss attributable to noncontrolling interest	(56)	(60)	(52)
Net (loss) income attributable to Nationwide Life Insurane Company	$ (282)	$ 240	$ 311

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2011	2010

Assets
Investments
Fixed maturity securities, available-for-sale	$ 29,201	$ 26,434
Equity securities, available-for-sale	20	42
Mortgage loans, net of allowance	5,748	6,125
Policy loans	1,008	1,088
Short-term investments	1,125	1,062
Other investments	566	558
Total investments	$ 37,668	$ 35,309

Cash and cash equivalents	49	337
Accrued investment income	560	459
Deferred policy acquisition costs	4,425	3,973
Value of business acquired	238	259
Goodwill	200	200
Other assets	4,348	1,985
Separate account assets	65,194	64,875
Total assets	$ 112,682	$ 107,397

Liabilities and Equity
Liabilities
Future policy benefits and claims	$ 35,252	$ 32,676
Short-term debt	777	300
Long-term debt	991	978
Other liabilities	4,316	2,429
Separate account liabilities	65,194	64,875
Total liabilities	$ 106,530	$ 101,258

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,459	3,741
Accumulated other comprehensive income	626	321
Total shareholder's equity	$ 5,807	$ 5,784
Noncontrolling interest	345	355
Total equity	$ 6,152	$ 6,139
Total liabilities and equity	$ 112,682	$ 107,397

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Changes in Equity
(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of adoption of accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income	-	-	-	1,345	1,345	-	1,345
Total comprehensive income (loss)	-	-	311	1,345	1,656	(52)	1,604
Change in noncontrolling interest	-	-	-	-	-	(13)	(13)
Other, net	-	-	(3)	-	(3)	-	(3)

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of adoption of accounting principle, net of taxes	-	-	(9)	9	-	46	46
Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income	-	-	-	578	578	-	578
Total comprehensive income (loss)	-	-	240	578	818	(60)	758
Change in noncontrolling interest	-	-	-	-	-	18	18

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139

Comprehensive loss:
Net loss	-	-	(282)	-	(282)	(56)	(338)
Other comprehensive income	-	-	-	305	305	-	305
Total comprehensive income (loss)	-	-	(282)	305	23	(56)	(33)
Change in noncontrolling interest	-	-	-	-	-	46	46

Balance as of December 31, 2011	$ 4	$ 1,718	$ 3,459	$ 626	$ 5,807	$ 345	$ 6,152

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2011	2010	2009

Cash flows from operating activities:
Net (loss) income	$ (338)	$ 180	$ 259
Adjustments to net (loss) income
Net realized investment losses (gains)	1,609	236	(454)
Net other-than-temporary impairment losses recognized in earnings	67	220	575
Interest credited to policyholder accounts	1,033	1,056	1,100
Capitalization of deferred policy acquisition costs	(741)	(634)	(513)
Amortization of deferred policy acquisition costs	76	396	466
Amortization and depreciation	48	(2)	51
Deferred tax (benefit) expense	(437)	115	(117)
Changes in:
Policy liabilities	(608)	(579)	(725)
Other, net	(632)	(302)	(30)
Net cash provided by operating activities	$ 77	$ 686	$ 612

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities	$ 2,705	$ 3,251	$ 3,889
Proceeds from sale of available-for-sale securities	1,585	2,168	4,211
Proceeds from sales/repayments of mortgage loans	1,124	996	773
Purchases of available-for-sale securities	(6,176)	(5,910)	(9,206)
Issuance and purchases of mortgage loans	(751)	(373)	(36)
Net (increase) decrease in short-term investments	(61)	(44)	1,910
Collateral received (paid), net	359	(23)	(869)
Other, net	104	(29)	208
Net cash (used in) provided by investing activities	$ (1,111)	$ 36	$ 880

Cash flows from financing activities:
Net change in short-term debt	$ 477	$ 150	$ (100)
Proceeds from issuance of long-term debt	13	272	-
Investment and universal life insurance product deposits and other additions	5,314	4,540	3,877
Investment and universal life insurance product withdrawals and other deductions	(5,024)	(5,405)	(5,301)
Other, net	(34)	9	39
Net cash provided by (used in) financing activities	$ 746	$ (434)	$ (1,485)

Net (decrease) increase in cash and cash equivalents	$ (288)	$ 288	$ 7
Cash and cash equivalents, beginning of period	337	49	42
Cash and cash equivalents, end of period	$ 49	$ 337	$ 49

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio domiciled stock life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2011 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

As of December 31, 2011 and 2010, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the U.S. (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes.  Significant estimates include the balance and amortization of deferred policy acquisition costs (DAC), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims liabilities including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts,  goodwill, provision for income taxes and valuation of deferred tax assets.  Actual results may differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (VIEs). Entities in which NLIC does not have a controlling interest but in which the Company has significant influence over the operating and financing decisions and certain other investments are reported using the equity method. All significant intercompany accounts and transactions have been eliminated.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Revenues and Benefits
Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company offers certain universal life insurance,  variable universal life insurance  and variable annuity products with secondary guarantees, guaranteed minimum death benefits (GMDB), and guaranteed minimum income benefits (GMIB).  Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guarantee benefit payments plus interest.  The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected guarantee benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate amortization of DAC, value of business acquired (VOBA) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for discussion of these guarantees.

The Company’s guaranteed minimum accumulation benefit (GMAB) and guaranteed living withdrawal benefit (GLWB) living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs that vary with and primarily relate to acquiring business, consisting principally of commissions, premium taxes, certain expenses of the policy issue and underwriting department, certain variable sales expenses that relate to and vary with the production of new and renewal business and other acquisition expenses net of those acquisition costs ceded to reinsurers. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  The methods and assumptions used to amortize and assess recoverability of DAC depend on the type of insurance product.

Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  For these products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, policy charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.  DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale with the corresponding adjustment recorded in accumulated other comprehensive income (AOCI). The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Quarterly, consideration is given as to whether adjustments to the assumptions in the annual process for all other product lines are necessary. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is highly improbable to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Traditional life insurance products. Generally, DAC is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

See Note 5 for a discussion of assumption changes that impacted DAC amortization and related balances.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and VOBA, future policy benefits and claims, policyholder dividend obligations, and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2011 and 2010, 82% and 81%, respectively, of fixed maturity securities were priced using independent pricing services.

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services. Broker quotes are considered unobservable inputs, and these securities are classified accordingly in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For certain fixed maturity securities not valued using independent pricing services or broker quotes, a corporate pricing matrix or internally developed pricing model is most often used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans held-for-investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio. Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid mutual funds and government agency discount notes with original maturities of less than twelve months. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships,  hedge funds and trading securities.

Securities lending.  The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is  the primary beneficiary of a VIE.  The determination is based on a review of the entity’s contract and other deal related information, such as the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. Also reviewed are whether the contractual or ownership interest in the entity changes with the change in fair value of the entity and the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impact the entity’s performance and the obligation to absorb significant losses of the entity, or the right to receive significant benefits from the entity.  The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

The majority of the VIEs consolidated by the Company are due to providing guarantees to limited partners related to the after tax yields by the Low-Income-Housing Tax Credit Funds (LIHTC Funds).  The results of operations and  financial position of each VIE for which the Company is the primary beneficiary are included along with corresponding noncontrolling interests in the accompanying consolidated financial statements.  Ownership interests held by unrelated third parties in consolidated entities are presented as noncontrolling interests in equity.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performance.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 6 for additional disclosures related to these investments.

Other-than-temporary impairment evaluations.  The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. The Company evaluates its intent to sell on an individual security basis. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time, and the Company’s ability and intent to hold the security to recovery.

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts and options.  Certain features embedded in the Company’s investments, market-indexed life and annuity contracts and certain variable life and annuity contracts require derivative accounting.  All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value and these instruments are classified accordingly in the fair value hierarchy.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

For derivative instruments that are designated and qualify for cash flow hedge accounting (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses.  Effective July 1, 2010, these securities were transferred from available-for-sale securities to other investments.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company reviews its fair value hierarchy classifications for financial assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized. Interest expense and any associated penalties are shown as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s carrying value is less than its fair value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions.  The Company performed its 2011 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

        Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are comprised of public, privately registered and non-registered mutual funds and investments in securities. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  The value of separate account liabilities is set to equal the fair value for separate account assets.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2011 (5% in 2010 and 6% in 2009), 42% of the number of life insurance policies in force in 2011 (45% in 2010 and 48% in 2009).  The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for 2009 and prior to reflect the NLICA merger.

The following table summarizes the impact of the merger with NLICA on the consolidated statement of operations for the year ended December 31:

(in millions)	2009

Total revenues	$ 375
Total benefits and expenses	$ 357
Federal income tax benefit	$ (5)
Net income	$ 23

The impact of the merger on shareholder’s equity was $1.0 billion as of December 31, 2009 and 2008, respectively.

Subsequent events

The Company evaluated subsequent events through March 1, 2012, the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(3)      Recently Issued Accounting Standards

Adopted Accounting Standards

In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-02, which amends the factors a creditor should consider to determine whether a restructuring constitutes a troubled debt restructuring in Accounting Standards Codification (ASC) 310, Receivables.  The Company will adopt this guidance for interim and annual periods beginning June 15, 2011. The adoption of this guidance will have an immaterial impact on the Company’s consolidated statements of operations and consolidated balance sheets.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company's consolidated statements of operations or consolidated balance sheets.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

On July 1, 2010, the Company adopted ASU 2010-11, which clarifies the guidance and application of the scope exception for embedded credit derivatives contained within FASB ASC 815-15, Embedded Derivatives. This scope exception allows for embedded credit derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting.  The guidance also allowed companies to irrevocably elect to apply the fair value option to any investment in a beneficial interest in securitized financial assets.  The Company recorded an impact of adoption of $9 million, net of taxes, as a decrease to retained earnings with a corresponding increase to accumulated other comprehensive income on the consolidated statements of equity.\

On January 1, 2010, the Company adopted guidance under FASB ASC 810, Consolidation, resulting in an increase to noncontrolling interest of $46 million on the consolidated statements of equity.  This guidance changes the consolidation guidance applicable to a VIE.  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an increase to the opening balance of retained earnings with a corresponding decrease to the opening balance of AOCI.

Pending Accounting Standard

In September 2011, the FASB issued ASU 2011-08, which amends existing guidance in ASC 350, Intangibles-Goodwill and Other.  The amended guidance allows an entity to conduct a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying value before performing the two-step goodwill impairment test.  If the qualitative assessment indicates that it is not more likely than not that the fair value of a particular reporting unit is less than its carrying value, then the entity is not required to perform the two-step goodwill impairment test.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures.  The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012.  The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Company’s consolidated statements of operations or consolidated balance sheets.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This amends prior guidance by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. The amendments are required to be applied prospectively with retrospective application permitted. The Company will adopt this guidance retrospectively, effective January 1, 2012. The Company is currently in the process of determining the impact of adoption. The adoption of this guidance is expected to have a material impact to DAC and retained earnings.

In June 2011, the FASB issued ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income.  In December 2011, the FASB issued ASU 2011-12, which defers certain changes in ASU 2011-05 related to the presentation of reclassification adjustments out of accumulated other comprehensive income.  The Company will adopt both updates retrospectively, effective December 31, 2012.  The adoption of this guidance will impact the presentation of the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting.  The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. The Company will adopt this guidance retrospectively for interim and annual periods beginning January 1, 2013.  The adoption of this guidance will result in increased disclosures only and will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

(4)       Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts:  (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.

The GMIB, which was offered as a rider to several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization value.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The GLWB, offered in the Company’s Lifetime Income contract rider (L.inc), is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.  L.inc is the only living benefit guarantee offered on new variable annuity contract sales.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts as of December 31 (a contract may contain multiple guarantees):

			2011			2010
				Wtd. avg.				Wtd. avg.
	General	Separate	Net	attained	General	Separate	Net	attained
	account	account	amount	age of	account	account	amount	age of
(in millions)	value	value	at risk1	contractholders	value	value	at risk1	contractholders

Return of net deposits:
In the event of death	$ 1,562	$11,749	$ 175	63	$ 832	$ 8,039	$ 39	62
Accumulation at specified date	$ 342	$ 4,138	$ 149	65	$ 558	$ 5,394	$ 108	65

Minimum return or anniversary contract value :
In the event of death	$ 3,600	$28,754	$ 1,882	67	$ 2,604	$ 30,970	$ 1,271	67
At annuitization	$ 430	$18,089	$ 574	65	$ 342	$ 12,806	$ 431	65
__________

1	Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Net amount at risk is highly sensitive to changes in financial market movements. See Note 7, for a discussion of the Company’s risk management practices with respect to financial market exposure.

The following table summarizes the reserve balances, for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 1,842	$ 168
GMDB	$ 80	$ 46
GMIB	$ 3	$ 2

The following table summarizes paid claims for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 10	$ -
GMDB	$ 40	$ 62
GMIB	$ -	$ 3

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees.  This no lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments.   The reserve balances on these guarantees were $162 million and $87 million as of December 31, 2011 and 2010, respectively.  Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2011 and 2010, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes information regarding universal and variable universal life insurance contracts with no lapse guarantees invested in general and separate accounts as of December 31:

	2011			2010
			Wtd. avg.			Wtd. avg.
		Net	attained		Net	attained
	Account	amount	age of	Account	amount	age of
(in millions)	value	at risk1	contractholders	value	at risk1	contractholders

No lapse guarantees	$ 1,154	$ 9,777	58	$ 1,065	$ 8,099	58

__________
1 Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Related Separate Accounts

The following table summarizes account balances of deferred variable annuity, variable single premium immediate annuity and variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2011	2010

Mutual funds:
Bond	$ 5,604	$ 5,364
Domestic equity	34,612	33,254
International equity	2,812	3,437
Total mutual funds	$ 43,028	$ 42,055
Money market funds	1,530	1,457
Total	$ 44,558	$ 43,512

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2011 and 2010.

(5)      Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 3,973	$ 3,983	$ 4,524
Capitalization of DAC	741	634	513
Amortization of DAC, excluding unlocks	(239)	(385)	(606)
Amortization of DAC related to unlocks	163	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(213)	(248)	(588)
Balance at end of year	$ 4,425	$ 3,973	$ 3,983

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The most significant contributor to the favorable unlock recorded during 2011 was the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $111 million.

During 2011, 2010 and 2009, the Company conducted its annual comprehensive review of model assumptions and unlocked assumptions related to interest spread, mortality, lapse and market performance assumptions.

During 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $219 million.

Based upon the market performance in the second half of 2011, the DAC balance for variable annuities is currently outside of the preset parameters.  Accordingly, future periods may incur additional amortization of DAC if the Company’s actual returns are less than the assumed net separate account performance.

Value of Business Acquired

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 259	$ 277	$ 334
Amortization of VOBA, excluding unlocks	(29)	(33)	(36)
Amortization of VOBA related to unlocks	16	13	(13)
Net realized gains on investments	2	1	1
Adjustments to VOBA related to unrealized gains and losses on securities
available-for-sale	(10)	1	(9)
Balance at end of year	$ 238	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $17 million, $18 million, and $20 million during the years ended December 31, 2011, 2010 and 2009, respectively. Additionally, the VOBA gross carrying amount was $585 million and $595 million and accumulated amortization of $347 million and $336 million for the years ended December 31, 2011 and 2010, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA

2012	$ 21
2013	$ 19
2014	$ 16
2015	$ 14
2016	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(6)      Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Fair
(in millions)	cost	gains	losses	value

December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 506	$ 124	$ -	$ 630
Obligations of states and political subdivisions	1,501	177	-	1,678
Debt securities issued by foreign governments	102	18	-	120
Corporate public securities	14,132	1,336	111	15,357
Corporate private securities	3,998	327	27	4,298
Residential mortgage-backed securities	5,280	255	311	5,224
Commercial mortgage-backed securities	1,347	64	32	1,379
Collateralized debt obligations	410	17	125	302
Other asset-backed securities	201	16	4	213
Total fixed maturity securities	$ 27,477	$ 2,334	$ 610	$ 29,201
Equity securities	19	2	1	20
Total available-for-sale securities	$ 27,496	$ 2,336	$ 611	$ 29,221

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total available-for-sale securities	$ 25,652	$ 1,520	$ 696	$ 26,476

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  While the Company has the ability and intent to hold equity securities until recovery, and the Company does not have the intent to sell, nor is it more likely than not it will be required to sell fixed maturity securities in unrealized loss positions, investment losses may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2011.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

	Amortized	Fair
(in millions)	cost	value
Fixed maturity securities:
Due in one year or less	$ 963	$ 982
Due after one year through five years	6,817	7,215
Due after five years through ten years	7,699	8,478
Due after ten years	4,760	5,408
Subtotal	$ 20,239	$ 22,083
Residential mortgage-backed securities	5,280	5,224
Commercial mortgage-backed securities	1,347	1,379
Collateralized debt obligations	410	302
Other asset-backed securities	201	213
Total fixed maturity securities	$ 27,477	$ 29,201

The following table summarizes components of net unrealized gains and losses on available-for-sale securities, as of December 31:

(in millions)	2011	2010 1

Net unrealized gains, before adjustments, taxes and fair value hedging	$ 1,725	$ 824
Change in fair value attributable to fixed maturities designated in fair value hedging
relationships	(8)	(20)
Net unrealized gains, before adjustments and taxes	1,717	804
Adjustment to DAC and VOBA	(439)	(216)
Adjustment to future policy benefits and claims	(183)	27
Adjustment to policyholder dividend obligation	(132)	(90)
Deferred federal income tax expense	(329)	(184)
Net unrealized gains on available-for-sale securities	$ 634	$ 341
__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of ASU 2010-11.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the change in net unrealized gains and losses on available-for-sale securities reported in accumulated other comprehensive income, as of December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 341	$ (228)
Cumulative effect of adoption of accounting principle	-	9
Adjusted balance, beginning of period	$ 341	$ (219)
Unrealized gains and losses arising during the period:
Net unrealized gains before adjustments	896	1,039
Non-credit impairments and subsequent changes in fair value of those debt securities	(11)	131
Net adjustments to DAC and VOBA	(223)	(247)
Net adjustment to future policy benefits and claims	(210)	7
Net adjustment to policyholder dividend obligation	(42)	(73)
Related federal income tax expense	(135)	(300)
Change in unrealized gains on available-for-sale securities	$ 275	$ 557
Reclassification adjustments to net investment losses, net of taxes ($(10) and $(2) as of December 31, 2011 and 2010, respectively)	(18)	(3)
Change in net unrealized gains on available-for-sale securities	$ 293	$ 560
Balance at end of year	$ 634	$ 341

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year				Total
		Gross	Number		Gross	Number		Gross	Number
	Fair	unrealized	of	Fair	unrealized	of	Fair	unrealized	of
(in millions, except number of securities)	value	losses	securities	value	losses	securities	value	losses	securities

December 31, 2011
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 31	$ -	6	$ 5	$ -	1	$ 36	$ -	7
Corporate public securities	1,460	62	150	309	49	54	1,769	111	204
Residential mortgage-backed securities	278	9	52	1,339	302	240	1,617	311	292
Collateralized debt obligations	78	2	10	137	123	39	215	125	49
Other asset-backed securities	470	15	48	352	48	52	822	63	100
Total fixed maturity securities	$ 2,317	$ 88	266	$ 2,142	$ 522	386	$ 4,459	$ 610	652
Equity securities	7	1	10	-	-	31	7	1	41
Total	$ 2,324	$ 89	276	$ 2,142	$ 522	417	$ 4,466	$ 611	693

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	458	28	51	465	55	74	923	83	125
Total fixed maturity securities	$ 2,844	$ 117	280	$ 2,938	$ 579	508	$ 5,782	$ 696	788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	283	$ 2,940	$ 579	548	$ 5,787	$ 696	831

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost, for all available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2011			December 31, 2010
	Less	More		Less	More
	than or	than		than or	than
	equal to	one		equal to	one
(in millions)	one year	year	Total	one year	year	Total

99.9% - 80.0%	$ 83	$ 158	$ 241	$ 100	$ 251	$ 351
Less than 80.0%
Residential mortgage-backed securities	-	191	191	-	173	173
Collateralized debt obligations	1	121	122	-	113	113
Other	5	52	57	17	42	59
Total	$ 89	$ 522	$ 611	$ 117	$ 579	$ 696

These unrealized losses represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities and historical and forecasted loss severities, or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

Management believes unrealized losses on available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows were equal to or greater than the amortized cost basis of the securities.

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien and collateral dependent commercial mortgage loans.  These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, for the years ended December 31:

(in millions)	2011	2010
Amortized cost:
Loans with non-specific reserves	$ 5,672	$ 5,952
Loans with specific reserves	136	269
Total amortized cost	$ 5,808	$ 6,221
Valuation allowance:
Non-specific reserves	$ 33	$ 47
Specific reserves	27	49
Total valuation allowance	$ 60	$ 96
Mortgage loans, net of allowance	$ 5,748	$ 6,125

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 96	$ 77
Additions	25	66
Deductions	(61)	(47)
Balance at end of year	$ 60	$ 96

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes impaired mortgage loans by class for the years ended December 31:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
2011
Amortized cost	$ 8	$ 31	$ 20	$ -	$ 77	$ 136
Specific reserves	(1)	(9)	(8)	-	(9)	$ (27)
Impaired mortgage loans, net of allowance	$ 7	$ 22	$ 12	$ -	$ 68	$ 109

2010
Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ 269
Specific reserves	(1)	(8)	(14)	(4)	(22)	$ (49)
Impaired mortgage loans, net of allowance	$ 7	$ 44	$ 35	$ 19	$ 115	$ 220

As of December 31, 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class for the year ended December 31, 2011:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
Average recorded investment	$ 7	$ 39	$ 33	$ 4	$ 93	$ 176
Interest income recognized	$ 1	$ 5	$ 3	$ -	$ 8	$ 17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Management uses an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property are updated at least annually.

The following table summarizes the amortized cost of mortgage loans by internal credit quality rating and by class as of the dates indicated:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total

December 31, 2011
Rated 1	$ 112	$ 51	$ 120	$ 10	$ 14	$ 307
Rated 2	242	494	933	433	153	2,255
Rated 3	372	626	1,108	664	87	2,857
Rated 4	35	86	63	25	22	231
Rated 5	14	30	21	7	86	158
Total mortgage loans	$ 775	$ 1,287	$ 2,245	$ 1,139	$ 362	$ 5,808

December 31, 2010
Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	1,049
Rated 3	523	1,065	1,643	935	144	4,310
Rated 4	66	173	105	202	281	827
Rated 5	16	6	5	-	3	30
Total mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 452	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, mortgage loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while mortgage loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings reflect management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Securities Lending

The fair value of loaned securities was $103 million and $269 million as of December 31, 2011 and 2010, respectively.  The Company received $105 million and $276 million of cash collateral on securities lending as of December 31, 2011 and 2010, respectively. The Company did not receive any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2011 and 2010.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Tax Credit Funds and Variable Interest Entities

The Company has sold $796 million and $747 million in LIHTC Funds to unrelated third parties as of December 31, 2011 and 2010.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 1.00% to 7.75% through periods ending in 2027.  As of December 31, 2011 and 2010, the Company held guarantee reserves totaling $6 million on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $770 million.  The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals. The Company does not anticipate making any material payments related to the guarantees.

The Company has relationships with VIEs where the Company is the primary beneficiary.  Net assets of all consolidated VIEs totaled $345 million and $355 million as of December 31, 2011 and 2010, respectively, which was composed primarily of other long-term investments of $310 million and $315 million at December 31, 2011 and 2010, respectively.  As of December 31, 2011 and 2010, the total exposure to loss on VIEs was immaterial (except for the impact of guarantees disclosed above). The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

During 2010, two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LIHTC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

In addition to the consolidated VIEs described above, the Company holds investments in variable interests in LIHTC Funds where the Company is not the primary beneficiary. The carrying value of these investments was $178 million and $157 million as of December 31, 2011 and 2010, respectively. The total exposure to loss on these investments was $309 million and $218 million as of December 31, 2011 and 2010, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying value of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Net Investment Income

The following table summarizes net investment income by investment type for the years ended December 31:

(in millions)	2011	2010	2009

Fixed maturity securities, available-for-sale	$ 1,502	$ 1,474	$ 1,465
Equity securities, available-for-sale	1	2	2
Mortgage loans	370	396	445
Policy loans	56	55	61
Other	(35)	(43)	(38)
Gross investment income	$ 1,894	$ 1,884	$ 1,935
Investment expenses	50	59	56
Net investment income	$ 1,844	$ 1,825	$ 1,879

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended December 31:

(in millions)	2011	2010	2009

Net derivative gains (losses)	$ (1,636)	$ (385)	$ 400
Realized gains on sales	64	176	192
Realized losses on sales	(45)	(43)	(113)
Other	8	16	(25)
Net realized investment (losses) gains	$ (1,609)	$ (236)	$ 454

In 2011, interest rate declines and equity market volatility resulted in net realized derivative losses. Refer to Note 7 for further discussion on the Company’s derivative portfolio and related activity.

Proceeds from the sale of available-for-sale securities were $1.6 billion, $2.2 billion and $4.2 billion during the years ended December 31, 2011, 2010 and 2009, respectively.  Gross gains of $50 million, $172 million and $189 million and gross losses of $39 million, $17 million and $70 million were realized on those sales during the years ended December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Total	Included in other comprehensive income	Net
2011
Fixed maturity securities	$ 135	$ (95)	$ 40
Mortgage loans	25	-	25
Other	2	-	2
Other-than-temporary impairment losses	$ 162	$ (95)	$ 67

2010
Fixed maturity securities	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Other-than-temporary impairment losses	$ 992	$ (417)	$ 575

The following table summarizes the non-credit portion of other-than-temporary impairments, which have credit losses in earnings, and any subsequent changes in the fair value of those debt securities recognized in other comprehensive income, before federal income taxes, for the years ended December 31:

(in millions)	2011	2010	2009 1
Balance at beginning of year	$ (215)	$ (346)	$ -
Net activity in the period	(11)	131	(346)
Balance at end of year	$ (226)	$ (215)	$ (346)

__________

1	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the cumulative amounts related to the Company's credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis, for the years ended December 31:

(in millions)	2011	2010	2009

Cumulative credit loss at beginning of year	$ 340	$ 417	$ 507
New credit losses	8	31	168
Incremental credit losses	29	116	72
Losses related to securities included in the beginning balance sold or paid down during the period	(49)	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent	-	(22)	(63)
Cumulative credit loss at end of year	$ 328	$ 340	$ 417

(7)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments.

Interest rate risk management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s statutory capital position.

Foreign currency risk management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity market risk management:  The Company has a variety of variable annuity products with guaranteed benefit features. Refer to Note 4 for description of these guarantees.

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Derivatives Qualifying for Hedge Accounting

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge certain fixed rate investments such as mortgage loans and certain fixed maturity securities, and

•	cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•
interest rate swaps are used to hedge cash flows from variable rate investments such as mortgage loans and certain fixed maturity securities and to hedge payments of certain funding agreement liabilities,

•	cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated financial instruments.

Derivatives Not Qualifying for Hedge Accounting

The Company uses derivatives not qualifying for hedge accounting in various financial transactions as follows:

•	futures, options, interest rate swaps and total return swaps are used to hedge certain guaranteed benefit rider obligations included in variable annuity products,

•	interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	cross-currency swaps are used to hedge foreign currency-denominated assets and liabilities, and

•	credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2011 and 2010, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the fair value of derivative instruments, the related notional amounts of the derivative instruments and the related accrued interest, collateral and master netting agreement amounts as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional

December 31, 2011
Derivatives designated and qualifying as hedging instruments	$ 11	$ 145	$ 29	$ 310
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 2,182	$ 21,732	$ 2,142	$ 20,957
Equity contracts	1,004	7,265	21	1,661
Credit default swaps	1	13	1	17
Other derivative contracts	10	892	43	2,409
Gross derivative positions1	$ 3,208	$ 30,047	$ 2,236	$ 25,354
Accrued interest	$ 172		$ 179
Less:
Cash collateral received/paid2	$ 1,028		$ 223
Master netting agreements	$ 2,158		$ 2,158
Net uncollateralized derivative positions	$ 194		$ 34

December 31, 2010
Derivatives designated and qualifying as hedging instruments	$ 27	$ 210	$ 55	$ 931
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 556	$ 10,944	$ 418	$ 10,225
Equity contracts	212	2,484	20	1,124
Credit default swaps	1	20	-	17
Other derivative contracts	42	1,329	53	1,263
Gross derivative positions1	$ 838	$ 14,987	$ 546	$ 13,560
Accrued interest	$ 99		$ 106
Less:
Cash collateral received/paid3	$ 351		$ 76
Master netting agreements	$ 551		$ 551
Net uncollateralized derivative positions	$ 35		$ 25

 __ _______
1 Assets and liabilities included in other assets and other liabilities, respectively in the consolidated balance sheets.
2 Excludes $1 million and $152 million of securities received and posted, respectively, as collateral on derivative transactions.
3 Excludes $8 million and $28 million of securities received and posted, respectively, as collateral on derivative transactions.

The fair value of embedded derivatives on annuity programs were $1.9 billion and $226 million as of December 31, 2011 and 2010, respectively, which are included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes realized gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations for the years ended December 31:

(in millions)	2011	2010	2009
Derivatives designated and qualifying as hedging instruments	$ (4)	$ (9)	$ (25)
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ (44)	$ (39)	$ (197)
Equity contracts	(45)	(389)	(739)
Credit default swaps	-	(5)	8
Other derivative contracts	(23)	(151)	9
Net interest settlements	34	16	(151)
Total derivative losses1	$ (82)	$ (577)	$ (1,095)
Embedded derivatives on guaranteed benefit annuity programs	(1,674)	98	1,432
Other revenue on guaranteed benefit annuities	120	94	63
Change in embedded derivative liabilities and related fees	$ (1,554)	$ 192	$ 1,495
Net realized derivative (losses) gains	$ (1,636)	$ (385)	$ 400

_________

1 Included in total derivative losses are economic hedging gains of $1.0 billion, losses of $347 million and $1.1 billion related to guaranteed benefit annuity program as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(8)      Fair Value of Financial Instruments

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 620	$ 6	$ 4	$ 630
Obligations of states and political subdivisions	-	1,678	-	1,678
Debt securities issued by foreign governments	120	-	-	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	-	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	-	1,377	2	1,379
Collateralized debt obligations	-	55	247	302
Other asset-backed securities	-	209	4	213
Total fixed maturity securities at fair value	$ 1,304	$ 26,306	$ 1,591	$ 29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	-	1,125
Trading securities	-	-	38	38
Total other investments at fair value	$ 24	$ 1,116	$ 43	$ 1,183
Investments at fair value	$ 1,328	$ 27,422	$ 1,634	$ 30,384
Cash and cash equivalents	49	-	-	49
Derivative assets	-	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194
Assets at fair value	$ 63,619	$ 30,626	$ 4,590	$ 98,835

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (1,842)	$ (1,842)
Equity indexed annuities	-	-	(63)	(63)
Total future policy benefits and claims	$ -	$ -	$ (1,905)	$ (1,905)
Derivative liabilities	(21)	(2,209)	(6)	(2,236)
Liabilities at fair value	$ (21)	$ (2,209)	$ (1,911)	$ (4,141)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2011:

	Balance as of					Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)				into	out of	December 31,
(in millions)	2010	In earnings1	In OCI	Purchases	Sales	Level 3	Level 3	2011

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 114	$ -	$ 4	$ 41	$ (43)	$ 1	$ -	$ 117
Corporate private securities	1,161	(10)	26	161	(242)	163	(50)	1,209
Residential mortgage-backed securities	9	-	-	-	-	-	(1)	8
Commercial mortgage-backed securities	2	-	-	-	-	-	-	2
Collateralized debt obligations	191	(2)	5	87	(34)	-	-	247
Other fixed maturity securities	18	5	-	16	(20)	3	(14)	8
Total fixed maturity securities at fair value	$ 1,495	$ (7)	$ 35	$ 305	$ (339)	$ 167	$ (65)	$ 1,591
Other investments at fair value	45	(4)	-	5	(3)	-	-	43
Derivative assets	211	131	-	719	(57)	-	-	1,004
Separate account assets	1,805	147	-	-	-	-	-	1,952
Assets at fair value	$ 3,556	$ 267	$ 35	$ 1,029	$ (399)	$ 167	$ (65)	$ 4,590

Liabilities
Future policy benefits and claims:
Living benefits	$ (168)	$ (1,674)	$ -	$ -	$ -	$ -	$ -	$ (1,842)
Equity indexed annuities	(58)	(5)	-	-	-	-	-	(63)
Total future policy benefits and claims	$ (226)	$ (1,679)	$ -	$ -	$ -	$ -	$ -	$ (1,905)
Derivative liabilities	(4)	(2)	-	-	-	-	-	(6)
Liabilities at fair value	$ (230)	$ (1,681)	$ -	$ -	$ -	$ -	$ -	$ (1,911)

__________
1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(6) million for other investments, $154 million for derivative assets and $(1.7) billion for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities.  There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities at fair value	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Short-term investments	25	1,037	-	1,062
Trading securities	-	-	45	45
Total other investments at fair value	$ 35	$ 1,069	$ 45	$ 1,149
Investments at fair value	$ 1,272	$ 24,771	$ 1,540	$ 27,583
Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets	12,325	50,745	1,805	64,875
Assets at fair value	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (168)	$ (168)
Equity indexed annuities	-	-	(58)	(58)
Total future policy benefits and claims	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Liabilities at fair value	$ (18)	$ (524)	$ (230)	$ (772)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2010:

	Balance as of				Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)		Activity	into	out of	December 31,
(in millions)	2009	In earnings1	In OCI	in period	Level 3	Level 3	2010

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 215	$ 1	$ 4	$ (15)	$ 1	$ (92)	$ 114
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161
Residential mortgage-backed securities	2,034	(1)	4	(12)	2	(2,018)	9
Commercial mortgage-backed securities	405	-	1	-	-	(404)	2
Collateralized debt obligations	240	(27)	29	(67)	16	-	191
Other fixed maturity securities	169	(9)	8	(11)	-	(139)	18
Total fixed maturity securities at fair value	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495
Other investments at fair value	56	10	-	(20)	-	(1)	45
Derivative assets	331	(91)	-	(29)	-	-	211
Separate account assets	1,628	177	-	-	-	-	1,805
Assets at fair value	$ 6,265	$ 63	$ 77	$ (422)	$ 330	$ (2,757)	$ 3,556

Liabilities
Future policy benefits and claims:
Living benefits	$ (266)	$ 98	$ -	$ -	$ -	$ -	$ (168)
Equity indexed annuities	(45)	(13)	-	-	-	-	(58)
Total future policy benefits and claims	$ (311)	$ 85	$ -	$ -	$ -	$ -	$ (226)
Derivative liabilities	(2)	(2)	-	-	-	-	(4)
Liabilities at fair value	$ (313)	$ 83	$ -	$ -	$ -	$ -	$ (230)
__________

1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(2) million for other investments, $(69) million for derivative assets, $85 million for future policy benefits and claims and $(2) million for derivative liabilities.

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities, which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data.

There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2010.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Use of Net Asset Value for Estimating Fair Value

The Company uses net asset value to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate accounts.

All but one of these mutual fund investments are included in Level 2 and had fair values totaling $50.0 billion as of December 31, 2010. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at net asset value daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, net asset value has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.3 billion as of December 31, 2011 and 2010, respectively, and is included in Level 3.

Contractholders have the ability to select and change investment categories, which will result in the underlying mutual funds being purchased and sold in the future.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value measurement.  Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of December 31.  The valuation techniques used to estimate these fair values are described below.

	2011		2010
	Carrying	Fair	Carrying	Fair
(in millions)	value	value	value	value

Assets
Investments:
Mortgage loans held-for-investment	$ 5,748	$ 5,861	$ 6,125	$ 5,863
Policy loans	$ 1,008	$ 1,008	$ 1,088	$ 1,088

Liabilities
Investment contracts	$ 18,318	$ 17,992	$ 17,962	$ 17,618
Short-term debt	$ 777	$ 777	$ 300	$ 300
Long-term debt	$ 991	$ 1,081	$ 978	$ 1,039

Mortgage loans held-for-investment:  The fair values of mortgage loans held-for-investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investment contracts:  For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2011	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2011, 2010 and 2009.  As of the 2011, 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2011 and 2010 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(10)       Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2011	2010

Liabilities:
Future policyholder benefits	$ 1,761	$ 1,794
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	27	28
Policyholder dividend obligation	156	121
Other policy obligations and liabilities	26	13
Total liabilities	$ 2,113	$ 2,099

Assets:
Fixed maturity securities available-for-sale	$ 1,424	$ 1,312
Mortgage loans, net	210	224
Policy loans	170	186
Other assets	105	162
Total assets	$ 1,909	$ 1,884
Excess of reported liabilities over assets	204	215

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 42	$ 73
Adjustment to policyholder dividend obligation	(42)	(73)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 204	$ 215

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,424	$ 1,312
Amortized cost	1,292	1,222
Shadow policyholder dividend obligation	(132)	(90)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2011	2010	2009

Revenues:
Premiums	$ 77	$ 83	$ 90
Net investment income	102	101	106
Realized investment (losses) gains	(3)	(3)	2
Realized losses credited to policyholder benefit obligation	(1)	(1)	(7)
Total revenues	$ 175	$ 180	$ 191

Benefits and expenses:
Policy and contract benefits	$ 145	$ 131	$ 133
Change in future policyholder benefits and interest credited to
policyholder accounts	(35)	(23)	(24)
Policyholder dividends	55	56	59
Change in policyholder dividend obligation	(8)	(3)	4
Other expenses	1	1	1
Total benefits and expenses	$ 158	$ 162	$ 173

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 17	$ 18	$ 18
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 11	$ 12	$ 12

Maximum future earnings from assets and liabilities:
Beginning of period	$ 215	$ 227	$ 239
Change during period	(11)	(12)	(12)
End of period	$ 204	$ 215	$ 227

Cumulative closed block earnings from inception through December 31, 2011, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $23 million, $31 million and $32 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(11)	Short-Term Debt

The following table summarizes short-term debt and weighted average annual interest rates as of December 31:

(in millions)	2011	2010

$600 million commercial paper program (0.30% and 0.35%, respectively)	$ 300	$ 300
$600 million promissory note and line of credit (1.73% in 2011)	$ 477	$ -
Total short-term debt	$ 777	$ 300

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility upon expiration of its existing facility of the same amount. The new facility matures in May 2015 and is subject to various covenants, as defined in the agreement.  NLIC had no amounts outstanding under the new or existing facilities as of December 31, 2011 and December 31, 2010.

In April 2011, the Company entered into a $600 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month U.S. London Interbank Offered Rate (LIBOR) plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. Under the terms of the agreement, NLIC may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is April 2012, subject to automatic renewal for additional one year periods unless either party terminates the agreement.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million.  The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. LIBOR.  The Company had no amounts outstanding under this agreement as of December 31, 2011 and 2010.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements.  The Company was in compliance with all covenants as of December 31, 2011 and 2010.

The amount of interest paid on short-term debt was $5 million in 2011 and immaterial in 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(12)       Long-Term Debt

The following table summarizes long-term debt as of December 31:

(in millions)	2011	2010

8.15% surplus note, due June 27, 2032, payable to NFS	$ 300	$ 300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, due December 31, 2040	285	272
Other	6	6
Total long-term debt	$ 991	$ 978

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2016.  The Company made interest payments on this surplus note of $9 million during 2011. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2011, 2010 and 2009.  Payments of interest and principal under the notes require the prior approval of the ODI.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(13)	Federal Income Taxes

The following table summarizes the federal income tax (benefit) expense attributable to (loss) income before income attributable to noncontrolling interests, for the years ended December 31:

(in millions)	2011	2010	2009

Current tax expense (benefit)	$ 55	$ (91)	$ 165
Deferred tax (benefit) expense	(437)	115	(117)
Total tax (benefit) expense	$ (382)	$ 24	$ 48

Total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to (loss) income before federal income taxes and noncontrolling interests, as follows for the years ended December 31:

	2011		2010		2009
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$ (252)	35%	$ 71	35%	$ 107	35%
Dividend received deduction	(99)	14%	(50)	(25)%	(56)	(18)%
Impact of noncontrolling interest	20	(3)%	21	10%	18	6%
Tax credits	(30)	4%	(27)	(13)%	(21)	(7)%
Change in tax contingency reserve	(15)	2%	(5)	(2)%	5	2%
Other, net	(6)	1%	14	7%	(5)	(2)%
Total	$ (382)	53%	$ 24	12%	$ 48	16%

The Company’s current federal income tax receivable (liability) was $16 million and $(50) million as of December 31, 2011 and 2010, respectively.

Total federal income taxes paid (refunded) were $121 million, $(35) million, and $(59) million during the years ended December 31, 2011, 2010, and 2009, respectively.

During 2011, the Company recorded a tax benefit of $10 million primarily related to differences between the 2010 estimated tax liability and the amounts reported on the Company’s 2010 tax return. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD).  During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

As of December 31, 2011, the Company no longer has a capital loss carryforward.  The Company has $59 million in low-income-housing credit carryforwards, which expire between 2026 and 2031 and $126 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2011	2010

Deferred tax assets:
Future policy benefits and claims	$ 1,193	$ 1,030
Derivatives	574	27
Capital loss carryforwards	-	178
Tax credit carryforwards	185	145
Other	323	236
Gross deferred tax assets	$ 2,275	$ 1,616
Valuation allowance	(18)	(24)
Net deferred tax assets	$ 2,257	$ 1,592

Deferred tax liabilities:
Deferred policy acquisition costs	(1,291)	$ (1,071)
Available-for-sale securities	(764)	(670)
Value of business acquired	(86)	(89)
Other	(217)	(150)
Gross deferred tax liabilities	$ (2,358)	$ (1,980)
Net deferred tax liability	$ (101)	$ (388)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  The valuation allowance was $18 million and $24 million as of December 31, 2011 and 2010, respectively.  The change in valuation allowance for the year ended December 31, 2011 was $6 million, while there was no change in the valuation allowance for the year ended December 31, 2010 or 2009.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2011	2010	2009

Balance at beginning of period	$ 119	$ 95	$ 44
Additions for current year tax positions	9	18	37
Additions for prior years tax positions	-	19	15
Reductions for prior years tax positions	(52)	(13)	(1)
Balance at end of period	$ 76	$ 119	$ 95

The Company believes it is reasonably possible that approximately $48 million of unrecognized tax benefits will be recognized during 2012, mostly as a result of an industry issue resolution program with the Internal Revenue Service (IRS).  These tax benefits are primarily bad debt deductions related to certain investment impairments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2006 through 2008.  Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and materially differ from GAAP.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2011	2010	2009

Statutory net income (loss)
NLIC	$ 18	$ 560	$ 397
NLAIC	$ (61)	$ (50)	$ (61)

Statutory capital and surplus
NLIC	$ 3,591	$ 3,686	$ 3,130
NLAIC	$ 302	$ 287	$ 214

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.   During the year ended December 31, 2011, 2010 and 2009, NLIC did not pay any dividends to NFS.  As of January 1, 2012, NLIC has the ability to pay dividends to NFS totaling $359 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (NAIC) Risk Based Capital (RBC) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that were developed by the NAIC.  The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)       Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive income for the years ended December 31:

(in millions)	Unrealized gains on available-for-sale securities	Unrealized gains (losses) on derivatives used in cash flow hedging relationships	Other unrealized losses	Total other comprehensive income
Year ended December 31, 2011
Other comprehensive income before federal income taxes	438	18	-	456
Federal income tax expense	(145)	(6)	-	(151)
Total other comprehensive income	293	12	-	305

Year ended December 31, 20101
Other comprehensive income before federal income taxes	862	27	-	889
Federal income tax expense	(302)	(9)	-	(311)
Total other comprehensive income	560	18	-	578

Year ended December 31, 20092
Other comprehensive income (loss) before federal income taxes	2,088	(4)	(14)	2,070
Federal income tax (expense) benefit	(731)	1	5	(725)
Total other comprehensive income (loss)	1,357	(3)	(9)	1,345

_______

1
During 2010, the adoption of ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

2
The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(16)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2011, 2010, and 2009, the Company made payments to NMIC and NSC totaling $241 million, $250 million, and $241 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion as of December 31, 2011 and 2010.  Total revenues from these contracts were $148 million, $139 million, and $143 million for the years ended December 31, 2011, 2010, and 2009, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $122 million, $115 million, and $116 million for the years ended December 31, 2011, 2010, and 2009, respectively.  The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2011, 2010 and 2009, the Company made lease payments to NMIC of $14 million, $20 million, and $21 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2011, 2010, and 2009 were $203 million, $209 million, and $177 million, respectively, while benefits, claims and expenses ceded during these years were $212 million, $241 million, and $196 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2011, 2010, and 2009, customer allocations to NFG funds totaled $21.9 billion, $30.5 billion, and $23.7 billion, respectively.  For the years ended December 31, 2011, 2010, and 2009, NFG paid the Company $129 million, $103 million, and $79 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $994 million and $762 million as of December 31, 2011 and 2010, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2011, 2010, and 2009 were $64 million, $61 million, and $48 million, respectively.

During 2009, NLIC received a $20 million capital contribution from NFS.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

During 2011 and 2010, the Company sold, at fair value, commercial mortgage loans with a carrying value of $41 million and $117 million, respectively, to NMIC.  The sales resulted in a net realized loss of $5 million and $21 million in 2011 and 2010, respectively.

(17)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members. On February 28, 2011, the Court in the Gwin case entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys’ fees and costs, but barring them from asserting any other claims for indemnification. On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NLIC and NRS seeking indemnification. These claims seeking indemnification remain severed. On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC. On December 31, 2011, the Court denied NRS’s motion to certify this order for an interlocutory appeal. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009.  NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company. The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plans at issue in this case are governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who were employed at any point after October 29, 2004 by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program.  Alternatively, if the Court determines that the Plans are not governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who are currently employed or previously were employed at any point after October 29, 2006, by a government entity that is or was a member of the National Association of Counties (NACo), and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program. The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - NRS, Breach of Fiduciary Duty - NRS, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering NRS and NACo to restore all plan losses, (b) ordering NRS to refund all fees associated with NRS’s Plan to Plaintiffs and Class members, (c) ordering NACo and NRS to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from NRS for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.  On March 21, 2011, NRS filed a motion to dismiss the plaintiffs' first amended complaint.  On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint. On November 25, 2011 the District Court entered an Order granting NACO's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case. On December 27, 2011, the plaintiffs filed a notice of appeal. NRS intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS.  The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies’ in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court. On June 28, 2011, the Companies application to the Missouri Supreme Court to hear a further appeal was denied. On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%. On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company.  The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that NMIC and NLIC are not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.    On July 13, 2011, NMIC and NLIC filed a motion to dismiss the case.    Plaintiffs filed their opposition to NMIC and NLIC’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The State Court issued its opinion on January 23, 2012.  Plaintiffs filed a Notice of Appeal to the Eighth District Court of Appeals on January 30, 2012.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves as described in Note 2. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

In July 2009, the IRS completed an audit of the Company’s tax years 2003 to 2005 and issued a Revenue Agent’s Report (RAR) and 30-Day Letter.  The RAR challenged the Company’s dividends received deduction which the Company appealed based on the technical merits.  In 2011, the Company favorably settled this position through IRS Appeals and as a result recorded previously unrecognized tax benefits.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions, divestitures and leases. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(18)       Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended December 31:

(in millions)	2011	2010	2009

Premiums
Direct	$ 832	$ 808	$ 761
Assumed	-	5	12
Ceded	(301)	(329)	(303)
Net	$ 531	$ 484	$ 470

Life, accident and health insurance in force
Direct	$ 209,732	$ 208,920	$ 208,485
Assumed	5	10	8
Ceded	(60,499)	(64,755)	(76,136)
Net	$ 149,238	$ 144,175	$ 132,357

Total amounts recoverable under reinsurance contracts totaled $704 million, $739 million and $755 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(19)       Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.    The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with certain living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2011
Revenues:
Policy charges	$ 781	$ 96	$ 629	$ -	$ 1,506
Premiums	234	-	297	-	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses1	-	-	-	(1,546)	(1,546)
Other-than-temporary impairment losses	-	-	-	(67)	(67)
Other revenues2	(59)	-	-	(1)	(60)
Total revenues	$ 1,483	$ 811	$ 1,459	$ (1,545)	$ 2,208

Benefits and expenses:
Interest credited to policyholder accounts	$ 374	$ 441	$ 198	$ 20	$ 1,033
Benefits and claims	476	-	598	(12)	1,062
Policyholder dividends	-	-	67	-	67
Amortization of DAC	96	19	103	(142)	76
Amortization of VOBA and other intangible assets	1	-	12	(2)	11
Interest expense	-	-	-	70	70
Other operating expenses	182	158	181	88	609
Total benefits and expenses	$ 1,129	$ 618	$ 1,159	$ 22	$ 2,928

Income (loss) before federal income taxes
and noncontrolling interests	$ 354	$ 193	$ 300	$ (1,567)	$ (720)
Less: non-operating net realized investment losses1	-	-	-	1,546
Less: non-operating net other-than-temporary impairment losses	-	-	-	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(156)
Less: net loss attributable to noncontrolling interest	-	-	-	56
Pre-tax operating earnings (loss)	$ 354	$ 193	$ 300	$ (54)

Assets as of year end	$ 58,218	$ 25,211	$ 22,959	$ 6,294	$ 112,682
_________
1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other revenues2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) before federal income taxes
and noncontrolling interests	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other revenues2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) before federal income taxes
and noncontrolling interests	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                      Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2011 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 506	$ 630	$ 630
Obligations of states and political subdivisions	1,501	1,678	1,678
Debt securities issued by foreign governments	102	120	120
Public utilities	2,429	2,687	2,687
All other corporate	22,939	24,086	24,086
Total fixed maturity securities, available-for-sale	$ 27,477	$ 29,201	$ 29,201
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$ 6	$ 6	$ 6
Nonredeemable preferred stocks	13	14	14
Total equity securities, available-for-sale	$ 19	$ 20	$ 20
Trading assets	49	38	38
Mortgage loans, net of allowance	5,801		5,748
Policy loans	1,008		1,008
Other investments	528		528
Short-term investments	1,125		1,125
Total investments	$ 36,007		$ 37,668

__________

1   Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                      Supplementary Insurance Information

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)
Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2011
Individual Investments	$ 2,709	$ 12,550			$ 234
Retirement Plans	269	12,638			-
Individual Protection	1,877	9,338			297
Corporate and Other	(430)	726			-
Total	$ 4,425	$ 35,252			$ 531
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2011
Individual Investments	$ 527	$ 850	$ 96	$ 183
Retirement Plans	715	441	19	158
Individual Protection	533	863	103	193
Corporate and Other	69	8	(142)	156
Total	$ 1,844	$ 2,162	$ 76	$ 690
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697

________

1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2   Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                      Reinsurance

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2011

Life, accident and health
insurance in force	$ 209,732	$ (60,499)	$ 5	$ 149,238	-

Premiums:
Life insurance 1	$ 596	$ (65)	$ -	$ 531	-
Accident and health insurance	236	(236)	-	-	-
Total	$ 832	$ (301)	$ -	$ 531	-

2010

Life, accident and health
insurance in force	$ 208,920	$ (64,755)	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ (88)	$ 1	$ 483	0.2%
Accident and health insurance	238	(241)	4	1	NM
Total	$ 808	$ (329)	$ 5	$ 484	1.0%

2009

Life, accident and health
insurance in force	$ 208,485	$ (76,136)	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ (80)	$ -	$ 469	-
Accident and health insurance	212	(223)	12	1	NM
Total	$ 761	$ (303)	$ 12	$ 470	2.6%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                      Valuation and Qualifying Accounts

Years ended December 31, 2011, 2010, and 2009 (in millions)

Column A	Column B	Column C		Column D	Column E

	Balance at	Charged to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2011
Valuation allowances - mortgage loans	$ 96	$ 25	$ -	$ 61	$ 60

2010
Valuation allowances - mortgage loans	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans	$ 42	$ 85	$ -	$ 50	$ 77

__________
1	Amounts generally represent payoffs, sales and recoveries.
partc.htm
PART C. OTHER INFORMATION

Item 26.                   Exhibits

(a)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with initial registration statement (333-31725) on July 27, 1997, and hereby incorporated by reference.

(b)	Not Applicable

(c)
Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with the registration statement (333-117998) on August 6, 2004, and hereby incorporated by reference.

(d)
Contracts - Form of Contract – Filed previously with pre-effective amendment No. 1 of registration statement (333-169879) on January 26, 2011 as document "contract.htm" and hereby incorporated by reference.

(e)
Applications - Form of the Contract Application – Filed previously with pre-effective amendment No. 1 of registration statement (333-169879) on January 26, 2011 as document "application.htm" and hereby incorporated by reference.

(f)	Depositor’s Certificate of Incorporation and By-Laws.

(1)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.

(2)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.

(3)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.

(g)	Form of Reinsurance Contracts -

(1)
Automatic Self Administered YRT Reinsurance Agreement #196730 with Swiss Re Life & Health America, Inc. dated October 1, 2008, with registration statement (333-43671, as  Exhibit (g)(2) and hereby incorporated by reference.

(2)
Reinsurance Agreement with Hannover Life Reassurance Company of America dated October 1, 2008, previously filed on April 12, 2011 with registration statement (333-149295), as Exhibit (g)(5) and herby incorporated by reference.

(h)
Fund Participation Agreements - The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment No. 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document " aimfpa99h1.htm "

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document " amcentfpa99h2.htm "

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document " dreyfusfpa99h3.htm "

(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document " fedfpa99h4.htm "

(5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document " fidifpa99h5.htm "

(6)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document " frankfpa99h8.htm "

(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document " janusfpa99h9a.htm "

(8)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document " mfsfpa99h11.htm "

(9)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document " nwfpa99h12a.htm "
(10)
Fund Participation Agreement with Neuberger Berman Advisors Management Trust / Lehman Brothers Advisors Management Trust (formerly, Neuberger Berman Advisors Management Trust) dated January 1, 2006, under document " neuberfpa99h13.htm "

(11)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document " oppenfpa99h14.htm "

(12)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document " trowefpa99h15.htm "

(13)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document " univfpa99h16.htm "

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.

(14)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document " alliancebernsteinfpa.htm " .

(15)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005, as document " americanfundsfpa.htm " .

(16)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.) dated April 13, 2004, as amended, as document " blackrockfpa.htm " .

(17)	Fund Participation Agreement with Davis Variable Account Fund and Davis Distributors, LLC dated August 7, 2007, as document " davisfpa.htm " .

(18)
Fund Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Investment Management Americas, Inc.) dated July 1, 2004, as document " dwsfpa.htm " .

(19)
Fund Participation with Legg Mason Partners Variable Portfolio I, Inc. (formerly Salomon Brothers Variable Series Funds Inc. and Salomon Brothers Asset Management Inc. dated September, 1999, as amended, as document " leggmasonfpa.htm " .

(20)
Fund Participation Agreement with Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., and Lincoln Investment Advisors Corporation dated June 5, 2007, as document " lincolnfpa.htm " .

(21)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC dated March 28, 2002, as amended, as document " pimcofpa.htm " .

(22)
Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Fund Distributor, Inc., dated September 27, 2002, as amended, as document " pioneerfpa.htm " .

(23)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document " putnamfpa.htm " .

(24)	Fund Participation Agreement with Royce & Associates dated February 14, 2002, as amended, as document " roycefpa.htm " .

(25)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document " vaneckfpa.htm " .

(26)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc. dated December 1, 2000, as amended, as document " waddellreedfpa.htm " .

(27)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document " wellsfargofpa.htm " .

       The following Fund Participation Agreements were previously filed on April 22, 2008 with post-effective amendment number 21 of registration statement (033-60063) under Exhibit 26(h), and are hereby incorporated by reference.

(28)	Fund Participation Agreement with Credit Suisse Asset Management, LLC and Provident Distributors Inc., dated January 3, 2000, under document " creditsuissefpa.htm "

The following Fund Participation Agreements were previously filed on April 12, 2010 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and are hereby incorporated by reference.

(29)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, February 5, 2008 under document " delawarefpa.htm "

(30)	Fund Participation Agreement with with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011 under document " eatonvancefpa.htm "

(31)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998 under document " goldmansachs.htm "

(32)	Fund Participation Agreement with Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC, dated April 13, 2009 under document " lazardfpa.htm "

The following Fund Participation Agreement was previously filed on April 30, 2008 with post-effective amendment number 42 of registration statement (333-59517) under Exhibit 26(h), and is hereby incorporated by reference.

(33)	Fund Participation Agreement with J.P. Morgan Series Trust II, dated February 18, 2003, under document "jpmorganfpa.htm".

(i)
Administrative Contracts – The following Administrative Services Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit (i), and are hereby incorporated by reference:

(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, as document "amcentasa99i2.htm".

(2)	Restated Administrative Services Agreement with The Dreyfus Corporation dated June 1, 2003, as amended, and 12b-1 letter agreement dated June 1, 2003, as amended, as document "dreyfusasa99i3.htm".

(3)	Dealer Services Agreement with Federated Securities Corp., as amended October 26, 2006, as document "fedasa99i4a.htm".

(4)(a)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc. dated April 1, 2002, as amended, as document "fidiiiasa99i5a.htm".

(4)(b)	Service Contract, with Fidelity Distributors Corporation dated April 1, 2002, as amended, as document "fidiiiasa99i5b.htm".

(5)	Administrative Services Agreement with Franklin Templeton Services, LLC dated May 1, 2003, as amended, as document "frankasa99i6.htm".

(6)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999, as document "janusasa99i7.htm".

(7)
Amended and Restated Fund Participation Agreement with MFS® Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003 as amended, see Article V for information related to administrative services, as document "mfsasa99i9.htm".

(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, as document "nwasa99i10.htm".

(9)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, as document "neuberasa99i13.htm".

(10)	Revenue Sharing Agreement with Oppenheimer Variable Account Funds dated April 17, 2007, as document "oppenasa99i12.htm".

(11)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. dated October 1, 2002, as amended, as document "troweasa99i13.htm".

(12)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.) dated May 5, 2005, as amended, as document "univasa99i14.htm".

       The following Administrative Agreements were previously filed on September July 17, 2007 with pre-effective amendment number 3 of registration statement (333-140608) under Exhibit (i), and are hereby incorporated by reference.

(13)(a)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005, as amended, under document "aimasa99i1a.htm"

(13)(b)	Financial Support Agreement with AIM Variable Insurance Funds dated July 1, 2005, under document "aimasa99i1b.htm"

        The following Administrative Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit (i), and are hereby incorporated by reference.

(14)	Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003, under document "alliancebersteinasa.htm".

(15)	Business Agreement with American Funds Distributors, Inc. and Capital Research and Management Company dated July 20, 2005, as document "americanfundasa.htm".

(16)	Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.) as amended April 13, 2004, under document "blackrockasa.htm".

(17)	Administrative Services Agreement with Davis Distributors, LLC, dated August 7, 2007, under document "davisasa.htm".

(18)
Administrative Services Agreement with Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Asset Management Inc.) dated September 1999, as amended, as document "leggmasonasa.htm".

(19)(a)	Administrative Services Agreement with Lincoln Investment Advisors Corporation dated June 5, 2007, as document "lincolnasa.htm".

(19)(b)	Administrative Services Agreement between Nationwide Investment Services Corporation (general distributor) and Lincoln Financial Distributors, Inc. dated June 5, 2007, as document "lincolnasb.htm".

(20)	Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended, dated March 28, 2002, under document "pimcoasab.htm".

(21)
Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Fund Distributor, Inc., as amended September 27, 2002, under document "pioneerfpa.htm".

(22)	Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended August 1, 2006, under document "putnamasa.htm".

(23)	Fund Participation Agreement with Royce & Associates, as amended February 14, 2002, under document "roycefpa.htm".

(24)	Administrative Services Agreement with Van Eck Securities Corporation, as amended November 3, 1997, under document "vaneckasa.htm".

(25)	Administrative Services Agreement with Waddell & Reed, Inc. dated, December 1, 2000, as amended under document "wadellreedasa.htm".

(26)	Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended November 15, 2004, under document "wellsfargoasa.htm".

        The following Administrative Agreements were previously filed on April 12, 2010 with poste-effective amendment number 43 of registration statement (333-43671) under Exhibit (i), and are hereby incorporated by reference.

(27)	Administrative Services Agreement with Counsellors Securities, Inc., dated November 3, 1997 under document "creditsuisseasa.htm".

(28)	Administrative Services Agreement with Delaware Distributors, L.P., as amended February 5, 2008, under document "delawareasa.htm".

(29)	Administrative Services Agreement with Eaton Vance Variable Trust, dated March 24, 2011 under document "eatonvanceasa.htm".

(30)	Administrative Services Agreement with Goldman, Sachs & Co. dated January 6, 1999, under document "goldmansachsasa.htm".

(31)	Administrative Services Agreement with Lazard Retirement Series, Inc. dated April 13, 2009, under document "lazardasa.htm".

(j)	Not Applicable

(k)	Opinion of Counsel – Filed previously with initial registration statement (333-169879) on October 12, 2010, as document "opinionofcounsel.htm" and hereby incorporated by reference.

(l)	Not Applicable

(m)	Not Applicable

(n)	Consent of Independent Registered Public Accounting Firm – Attached hereto as "exhibitn.htm".

(o)	Not Applicable

(p)	Not Applicable

(q)	Redeemability Exemption Filed previously with initial registration statement (333-169879) on October 12, 2010, as document ""exhibitq.htm." and hereby incorporated by reference.

(99)	Power of Attorney – Attached hereto as "poa.htm".

Item 27.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Robert P. McIsaac
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO ACS	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Mark A. Gaetano
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Marketing	Gordon E. Hecker
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Strategic Initiatives	Robert J. Dickson
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 28.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries
COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio	The company acts as an investment holding company.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands	The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa	The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa	The company is a property and casualty insurance holding company.
ALLIED Insurance Company of America	Ohio	The company is organized to write commercial lines insurance business.
ALLIED Property and Casualty Insurance Company	Iowa	The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas	The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company.
AMCO Insurance Company	Iowa	The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida	The company is an underwriting manager for ocean cargo and hull insurance.
Champions of the Community, Inc.	Ohio	The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas	The company underwrites non-standard automobile and motorcycle insurance and other commercial liability coverages in Texas.
Crestbrook Insurance Company	Ohio	The company is a multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa	The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California	The company places non-California pet insurance business not written by Veterinary Pet Insurance Company.
Farmland Mutual Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Freedom Specialty Insurance Company	Ohio	The company operates as a multi-line insurance company.
Gates McDonald of Ohio, LLC	Ohio
The company provided services to employers for managing workers’ and unemployment compensation matters and employee benefit costs.  The company is currently winding down to permit its eventual dissolution.

Gates, McDonald & Company of New York, Inc.	New York	The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus, LLC	Ohio	The company provided medical management and cost containment services to employers. The company is currently winding down to permit its eventual dissolution.
Insurance Intermediaries, Inc.	Ohio	The company is an insurance agency and provides commercial property and casualty brokerage services.
Life Reo Holdings, LLC	Ohio	The company is an investment holding company.

Lone Star General Agency, Inc.	Texas	The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin	The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England	This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa	The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America	Ohio	The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio	The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio	The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.
Nationwide Assurance Company	Wisconsin	The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federally chartered savings bank supervised by the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health (Ohio), LLC	Ohio	The company provided employee population health management. The company is currently winding down to permit its eventual dissolution.
Nationwide Better Health Holding Company, LLC	Ohio	The company is a holding company. The company is currently winding down to permit its eventual dissolution.
Nationwide Cash Management Company	Ohio	The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio	The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio	The company acts as a holding company.
Nationwide Emerging Managers, LLC	Delaware	The company acts as a holding company.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio	The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio	The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, Inc.)	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio	The company captures and reports the results of the structured products business unit.

Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware	The trust acts as a registered investment advisor.
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio	The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Holdings, Inc.	Ohio	The company acts as a holding company.
Nationwide Global Ventures, Inc.	Delaware	The company acts as a holding company.
Nationwide Indemnity Company*	Ohio	The company is involved in the reinsurance business and assumes business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin	The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio	The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation*	Ohio	The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio	The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company.  The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company*	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio	The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.
Nationwide Lloyds	Texas	The company markets commercial and property insurance in Texas.
Nationwide Mutual Fire Insurance Company	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio	The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio	The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio	The company provides alarm systems and security guard services.
Nationwide Realty Investors, Ltd.*	Ohio	The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Realty Services, Ltd.	Ohio	The company provides relocation services to Nationwide associates.
Nationwide Retirement Solutions, Inc.*	Delaware	The company markets and administers deferred compensation plans for public employees.

Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware	The trust acts as a holding company.
Nationwide Sales Solutions, Inc.	Iowa	The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Services Company, LLC	Ohio	The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware	The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware	The company is an investment holding company.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
NWD Asset Management Holdings, Inc.	Delaware	The company acts as a holding company.
NWD Investment Management, Inc.	Delaware	The company acts as a holding company and provides other business services for the NWD Investments Management group of companies.
NWD Management & Research Trust	Delaware	The company acts as a holding company for the NWD Investments Management group.
Olentangy Reinsurance, LLC	Vermont	The company is a captive life reinsurance company.
Pension Associates, Inc.	Wisconsin	The company provides pension plan administration and recordkeeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa	The company is an insurance agency.
Privilege Underwriters, Inc.	Delaware	The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida	The company acts as a reciprocal insurance company.
Pure Insurance Company	Florida	The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida	The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda	The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware	The company is an inactive shell company.
Scottsdale Indemnity Company	Ohio	The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio	The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona	The company provides excess and surplus lines coverage on a non-admitted basis.

THI Holdings (Delaware), Inc.	Delaware	The company acts as a holding company.
Titan Auto Insurance of New Mexico, Inc.	New Mexico	The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas	The company is a multi-line insurance company that operates primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan	The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas	The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California	The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana	The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio	The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio	The company is a property and casualty insurance company.
VPI Services, Inc.	California	The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona	The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas	The company acts as a holding company for the Titan group.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida	The company is an insurance agency.

MFS Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Multi-Flex Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-A*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-B*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-C*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-D*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-II*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-3*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-4*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-5*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-6*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-7*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-8*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-9*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-10*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-11*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-12*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-13*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-14*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-15	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-16	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-17	Ohio	Issuer of variable annuity contracts.
Nationwide Provident VA Separate Account 1*	Pennsylvania	Issuer of variable annuity contracts.
Nationwide Provident VA Separate Account A*	Delaware	Issuer of variable annuity contracts.
Nationwide VL Separate Account-A	Ohio	Issuer of variable life insurance policies.

Nationwide VL Separate Account-B	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-C*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-D*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-G*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-2*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-3*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-4*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-5*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-6*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-7*	Ohio	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account 1*	Pennsylvania	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account A*	Delaware	Issuer of variable life insurance policies.

The ownership and control of each of the companies/entities listed above (including the percentage of voting securities owned or other basis of control) is shown in the following organizational chart.

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
NATIONWIDE INSURANCE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2% Fire–4.8%
(See Page 2) OH
RETENTION ALTERNATIVES, LTD.
Common Stock:120,000Shares
Fire–100% BER
ALLIED GROUP, INC. (AGI)
Common Stock 850 Shares
Casualty–100% IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock:30,136 Shares
Casualty–100% OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock:100 Shares
Casualty-100% DE
ALLIED INSURANCE COMPANY OF AMERICA
Common Stock:5,000 Shares
Casualty–100% OH
CRESTBROOK INSURANCE COMPANY
Common Stock:52,000 Shares
Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
Casualty–100% WI
NCC OF AMERICA, LTD. (INACTIVE)
Common Stock:300,000Shares
NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Common Stock:500,000Shares
Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
Common Stock:949,992Shares
Casualty–100%
Other Capital:
Casualty–Pfd. IA
NATIONWIDE ASSURANCE COMPANY
Common Stock:1,750 Shares
Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock:20,000Shares
Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock:28,000Shares
Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Common Stock:10,000Shares
Casualty–100% OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Common Stock:60,000Shares
Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY
Common Stock:50,000Shares
Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC.
Common Stock: 20 Shares
Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock:1,615 Shares
Casualty-100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III-100% OH
LONE STAR GENERAL AGENCY, INC.
Common Stock:1,000 Shares
Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures:
Assurance
Lone Star TX
NATIONWIDE REALTY SERVICES, LTD.
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE ARENA LLC
Casualty–90% OH
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95.05%
NW Indemnity–4.95% OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100% OH
1492 CAPITAL, LLC (1492)
Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7% FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100% FL
PURE INSURANCE COMPANY
PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE
FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock:300,000Shares
AGI–100% IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock:300,000 Shares
AGI–100% IA
ALLIED GENERAL AGENCY COMPANY
Common Stock:5,000 Shares
AMCO–100% IA
ALLIED TEXAS AGENCY, INC.
Common Stock:1,000 Shares
AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock:300,000Shares
AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock:12,500 Shares
AGI–100% WI
PREMIER AGENCY, INC.
Common Stock:100,000Shares
AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC.
Common Stock:20,000 Shares
AGI–100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
Common Stock:333,837 Shares
AMCO–87.3%
Allied P&C–8.47%
Depositors–4.23% IA
AGMC REINSURANCE, LTD.
Common Stock:11,000Shares
NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock:10,000 Shares
SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY
Common Stock:4,776,076Shares
SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY
Common Stock: 292,000 Shares
SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI)
Common Stock:6,935,387Shares
SIC–100% CA
DVM INSURANCE AGENCY, INC.
VPI–100% CA
V.P.I. SERVICES INC.
VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN)
Common Stock:4,319,951Shares
THI-100% TX
TITAN INSURANCE COMPANY
Common Stock:1,000,000Shares
Titan-100% MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
Common Stock:1,000 Shares
THI-100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
Whitehall-100% NM
WI OF FLORIDA, INC.
Common Stock: 100 Shares
Whitehall-100% FL
TITAN INSURANCE SERVICES, INC.
Common Stock: 1 Share
Whitehall-100% TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
Common Stock: 1,500 Shares
THI-100% OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Common Stock: 1,500 Shares
Victoria Fire-100% IN
VICTORIA NATIONAL INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SELECT INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SPECIALTY INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line
March 31, 2012
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC.
Common Stock: 1 Share
NW Corp.–100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.–100%
DE
RIVERVIEW INTERNATIONAL GROUP, INC.
NWD Manage – 100%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage–100%
Preferred Stock: 500,000 Shares
NWD Manage–100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest–19%
Casualty–70%
Fire–10%
DE
NATIONWIDE EMERGING MANAGERS, LLC
NSA–100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA–100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI–100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV–99%
DE
NATIONWIDE BETTER HEALTH HOLDING COMPANY, LLC (NBHH)
NW Corp–75%
NMFIC - 25%
OH
NATIONWIDE BETTER HEALTH (OHIO), LLC.
NBHH–100%
OH
GATES, MCDONALD OF OHIO, LLC (GATES)
NBHH –100%
OH
GATESMCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
NY
GATESMCDONALD HEALTH PLUS, LLC.
Gates–100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 100 Shares
NW Corp.–100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OH
OLENTANGY REINSURANCE, LLC
NLAIC - 100%
VT
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
LIFE REO HOLDINGS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NATIONWIDE FUND ADVISORS
Common Stock: 250,000Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock:1,000 Shares
NFS-100%
WI
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI–100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC.
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE SECURITIES, LLC
NFSDI - 100%
DE
NATIONWIDE FINANCIAL GENERAL AGENCY, INC
Common Stock: 1,000 Shares
NFSDI - 100%
PA
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

March 31, 2012

Page 2

(Nationwide Corp. subsidiaries)

Item 29.          Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.          Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 31.          Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215

Item 32.          Management Services

Not Applicable

Item 33.          Fee Representation

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-4, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 27 th   day of April, 2012 .

NATIONWIDE VLI SEPARATE ACCOUNT-4
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By: /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney in Fact

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 27 t h day of April, 201 2 .

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson. Senior Vice President – Individual Products & Solutions and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

BY /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney in Fact